UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.
ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (93.6%):
Automobiles (5.5%):
55,439	DaimlerChrysler AG ^	$5,591,465
50,300	Denso Corp.	1,888,280
3,509	Porsche AG	7,490,093
82,300	Toyota Motor Corp.	4,818,469

		19,788,307

Banking/Financial Services (15.6%):
474,195	Akbank T.A.S.	3,607,394
230,981	Anglo Irish Bank Corp. plc	4,361,231
143,464	Banco Santander Central Hispano SA	2,776,278
43,588	BNP Paribas, Inc.	4,763,338
83,566	Commerzbank AG	3,389,499
64,562	Credit Suisse Group	4,283,129
14,161	Deutsche Boerse AG	1,922,059
68,690	Hana Financial Group, Inc.	3,230,268
44,839	Housing Development Finance Corp., Ltd.	2,841,841
20,410	KBC Bankverzekeringsholding	2,805,470
403	Mizuho Financial Group, Inc.	2,284,169
14,360	ORIX Corp.	3,248,401
42,147	OTP Bank Nyrt.	2,287,619
20,223	Societe Generale	3,388,792
205,413	Standard Bank Group, Ltd.	2,967,883
84,005	UBS AG, Registered Shares	4,513,728
228,000	United Overseas Bank, Ltd.	3,387,750

		56,058,849

Beverages (3.3%):
37,200	Companhia de Bebidas das Americas, ADR ^	2,720,436
62,537	Heineken Holding NV	3,582,543
63,440	InBev NV	5,763,728

		12,066,707

Chemicals (3.1%):
90,672	Henkel KGaA ^	4,653,788
29,480	Syngenta AG	6,376,031

		11,029,819

Computers (2.7%):
61,000	Hitachi High-Technologies Corp.	1,393,044
547,717	Hon Hai Precision Industry Co., Ltd. *	4,116,411
88,922	Infosys Technologies, Ltd., ADR ^	4,302,935

		9,812,390

Construction (1.5%):
27,685	Desarrolladora Homex, SA de C.V., ADR * ^	1,536,518
329,400	Urbi, Desarrolloas Urbanos, SA de C.V. *	1,183,852
36,250	Vinci SA	2,829,022

		5,549,392

Electronics (7.0%):
114,850	Canon, Inc.	6,222,248
51,300	FANUC, Ltd.	5,220,118
55,600	Ibiden Co., Ltd.	4,682,071

	Security	Fair
Shares	Description	Value
11,370	Keyence Corp.	2,518,017
279,875	MediaTek, Inc.	5,027,842
152,427	Taiwan Semiconductor Manufacturing Co., Ltd., ADR ^	1,542,561

		25,212,857

Food (1.3%):
10,488	Nestle SA, Registered Shares	4,711,925

Health Care (1.7%):
32,911	Roche Holding AG	5,965,293

Insurance (3.6%):
204,657	Aviva plc	3,078,804
93,735	Axa	4,180,354
57,854	Manulife Financial Corp. ^	2,385,954
245,000	Ping An Insurance (Group) Co. of China, Ltd. ^	3,385,318

		13,030,430

Manufacturing (14.2%):
212,254	Aristocrat Leisure, Ltd. ^	2,607,899
163,130	Assa Abloy AB, Class B	3,387,145
157,400	Atlas Copco AB, Class A	2,724,567
80,316	Bharat Heavy Electricals, Ltd.	4,105,978
20,175	Continental AG ^	2,799,116
76,461	CRH plc	3,030,679
7,223	Hyundai Heavy Industries Co., Ltd.	3,330,489
180,100	Komatsu, Ltd.	6,012,677
29,874	MAN AG	4,360,112
11,506	Puma AG ^	4,923,015
67,563	Reckitt Benckiser plc	3,967,973
23,962	Schneider Electric SA	3,024,348
34,049	Siemens AG ^	4,669,659
85,700	Suzuki Motor Corp.	2,526,421

		51,470,078

Media (0.7%):
233,932	Informa Group Co., plc	2,393,335

Metals/Mining (1.6%):
146,014	BHP Billiton plc ^	5,737,677

Oil/Gas (6.0%):
38,501	Canadian Natural Resources, Ltd.	2,925,518
120,261	Eni Spa	4,440,208
124,730	Petoleum Geo-Services	3,574,132
31,881	Petroleo Brasileiro SA, ADR	2,062,701
40,856	Suncor Energy, Inc.	3,880,991
59,430	Total SA	4,808,033

		21,691,583

Pharmaceuticals (5.6%):
58,295	Bayer AG ^	4,622,974
23,162	Merck KGaA	2,827,450
31,952	Novo Nordisk A/S, Series B	3,866,191
152,043	Shire plc	3,744,639
120,466	Teva Pharmaceutical Industries, Ltd., ADR	5,357,123

		20,418,377

Retail/Wholesale (4.7%):
52,386	Compagnie Financiere Richemont AG	3,471,696
257,400	Esprit Holdings, Ltd.	4,058,912
47,235	Industria de Diseno Textil SA	3,178,232
710,000	Li & Fung, Ltd.	2,996,677
352,748	Tesco plc	3,169,483

		16,875,000

Services (10.2%):
38,179	Adecco SA	2,258,399
230,676	Brambles, Ltd.	3,012,830

	Security	Fair
Shares	Description	Value
48,268	Cap Gemini SA	2,971,216
170,072	Capita Group plc	2,519,137
116,073	Enterprise Inns plc	1,408,147
59,387	Grupo Televisa SA, ADR ^	1,435,384
287,000	Hutchison Whampoa, Ltd.	3,067,220
437,322	International Power plc	4,034,216
490,000	Keppel Corp., Ltd.	4,731,568
68,646	OPAP SA	2,662,854
78,995	TPG NV	3,309,280
415,053	WPP Group plc	5,617,162

		37,027,413

Telecommunications (1.8%):
58,810	America Movil SA de CV, Series L, ADR	3,763,840
2,333,500	PT Telekomunikasi Indonesia	2,819,101

		6,582,941

Tobacco (2.0%):
99,622	Imperial Tobacco Group plc	4,566,858
136,519	Swedish Match AB	2,839,379

		7,406,237

Transportation (1.5%):
193,800	All America Latina Logistica	2,735,627
48,889	Canadian National Railway Co.	2,790,566

		5,526,193

Total Common Stocks (Cost $242,398,418)		338,354,803

Deposit Account (7.2%):
26,013,498	NTRS London Deposit Account	26,013,498

Total Deposit Account (Cost $26,013,498)		26,013,498

Collateral for Securities on Loan (10.1%):
36,363,843	Northern Trust Liquid Institutional Asset Portfolio	36,363,843

Total Collateral for Securities on Loan (Cost $36,363,843)		36,363,843

Total Investment Securities (Cost $304,775,759) (a) — 110.9%		400,732,144
Net Other Assets (Liabilities) — (10.9)%		(39,250,064)

NET ASSETS — 100.0%		$361,482,080

Percentages indicated are based on net assets as of September 30, 2007.

^	All or a portion of security is loaned as of September 30, 2007.

*	Non-income producing security.

ADR – American Depositary Receipt.

(a)	Cost for federal income tax purposes is $306,356,806. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation Unrealized depreciation	$100,626,533 (6,251,195)

Net unrealized appreciation	$94,375,338

As of September 30, 2007 the Fund’s foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
	Date	Amount	Fair Value	(Depreciation)
Long
Deliver US Dollars in exchange for 78,931 Euro	10/02/07	$112,082	$112,540	$458
Deliver US Dollars in exchange for 75,087 British Pounds	10/02/07	$152,884	$153,611	$727

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
Germany	13.0%
Japan	11.2%
United Kingdom	9.5%
Switzerland	8.7%
United States	7.1%
France	7.0%
Canada	3.3%
Australia	3.1%
India	3.1%
Taiwan	2.9%
Hong Kong	2.8%
Sweden	2.5%
Belgium	2.4%
Singapore	2.2%
Mexico	2.2%
Brazil	2.1%
Ireland	2.0%
Netherlands	1.9%
Korea	1.8%
Spain	1.6%
Israel	1.5%
Italy	1.2%
Denmark	1.1%
Turkey	1.0%
Norway	1.0%
China	0.9%
South Africa	0.8%
Indonesia	0.8%
Greece	0.7%
Hungary	0.6%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (96.6%):
Consumer Discretionary (6.3%):
13,910	Amazon.com, Inc. *	$1,295,717
9,258	Ctrip.com International, Ltd., ADR ^	479,564
16,160	Garmin, Ltd. ^	1,929,503
34,294	Knology, Inc. * ^	573,739
17,700	Netflix, Inc. * ^	366,744
7,140	Priceline.com, Inc. * ^	633,675
12,850	Shutterfly, Inc. * ^	410,044

		5,688,986

Health Care (1.0%):
10,708	Masimo Corp. *	274,766
10,390	Mindray Medical International, Ltd., ADR ^	446,251
3,490	Quest Diagnostics, Inc. * ^	201,617

		922,634

Industrials (2.4%):
6,000	Energy Conversion Devices, Inc. (a) *	136,320
4,480	General Cable Corp. * ^	300,698
3,690	Kaydon Corp. ^	191,843
15,200	L-3 Communications Holdings, Inc.	1,552,528

		2,181,389

Information Technology (76.8%):
16,820	Accenture, Ltd., Class A	677,005
15,400	Activision, Inc. *	332,486
16,160	Adobe Systems, Inc. *	705,546
19,160	Amdocs, Ltd. *	712,560
17,820	ANSYS, Inc. * ^	608,909
19,800	Apple, Inc. *	3,040,092
37,900	ASML Holding NV, NY Registered Shares * ^	1,245,394
32,051	Atheros Communications, Inc. * ^	960,568
28,410	ATMI, Inc. * ^	845,198
44,427	AU Optronics Corp., ADR ^	751,709
11,540	Autodesk, Inc. *	576,654
71,828	BEA Systems, Inc. *	996,254
9,850	Blue Coat Systems, Inc. *	775,786
9,390	BMC Software, Inc. *	293,250
16,530	Business Objects SA, ADR *	741,701
35,577	Cadence Design Systems, Inc. *	789,454
20,040	Cisco Systems, Inc. *	663,524
26,340	Citrix Systems, Inc. *	1,062,029
24,590	Cognizant Technology Solutions Corp., Class A *	1,961,544
26,020	Comverse Technology, Inc. * ^	515,196
42,705	Concur Technologies, Inc. * ^	1,346,062
35,320	Corning, Inc.	870,638
10,090	DST Systems, Inc. * ^	865,823
23,750	eBay, Inc. *	926,725
10,130	Electronic Arts, Inc. *	567,179
77,330	EMC Corp. *	1,608,464
13,615	Equinix, Inc. * ^	1,207,514
14,750	Fiserv, Inc. *	750,185
3,193	Google, Inc., Class A *	1,811,293
18,210	Harris Corp.	1,052,356
18,250	Hewlett-Packard Co.	908,668

	Security	Fair
Shares	Description	Value
5,280	Hittite Microwave Corp. * ^	233,112
35,720	Juniper Networks, Inc. *	1,307,709
12,770	KLA Tencor Corp.	712,311
20,950	Lam Research Corp. *	1,115,797
35,550	LG Philips LCD Co., Ltd., ADR * ^	851,067
29,736	Magma Design Automation, Inc. * ^	418,386
42,490	Marvell Technology Group, Ltd. *	695,561
30,920	McAfee, Inc. *	1,078,180
23,910	MEMC Electronic Materials, Inc. *	1,407,343
31,650	MIPS Technologies, Inc. * ^	250,035
15,040	National Semiconductor Corp.	407,885
6,214	NAVTEQ Corp. *	484,506
8,930	NCR Corp. *	444,714
27,140	Netgear, Inc. *	825,599
7,630	Netlogic Microsystems, Inc. * ^	275,519
9,070	Network Appliance, Inc. *	244,074
5,890	Nintendo Co., Ltd.	3,049,475
179,520	Nokia Corp., ADR ^	6,809,193
7,320	NovAtel, Inc. * ^	287,310
12,523	Nuance Communications, Inc. * ^	241,819
53,160	NVIDIA Corp. *	1,926,518
23,622	Omniture, Inc. * ^	716,219
35,790	Oracle Corp. *	774,854
5,286	Perfect World Co., Ltd. *	144,361
18,900	PLX Technology, Inc. * ^	204,120
41,740	Research In Motion, Ltd. *	4,113,476
6,710	Riverbed Technology, Inc. * ^	271,017
16,300	Salesforce.com, Inc. *	836,516
30,710	Satyam Computer Services, Ltd., ADR ^	795,082
10,460	Seagate Technology	267,567
26,389	ShoreTel, Inc. * ^	377,890
68,798	Siliconware Precision Co., Ltd., ADR ^	832,456
4,470	Synaptics, Inc. * ^	213,487
14,143	Taleo Corp., Class A * ^	359,374
4,791	Techwell, Inc. *	50,880
19,710	Tessera Technologies, Inc. *	739,125
30,710	Texas Instruments, Inc.	1,123,679
13,934	THQ, Inc. * ^	348,071
5,420	Tyco Electronics, Ltd.	192,031
33,470	Verigy, Ltd. *	827,044
23,000	VeriSign, Inc. *	776,020
8,616	VMware, Inc., Class A * ^	732,360
32,464	Vocus, Inc. * ^	949,247

		68,880,755

Telecommunication Services (10.1%):
6,210	America Movil SAB de C.V., ADR	397,440
27,516	American Tower Corp., Class A *	1,198,047
22,000	Centennial Communications Corp. *	222,640
22,330	Cogent Communications Group, Inc. * ^	521,182
20,720	Crown Castle International Corp. *	841,854
7,810	Leap Wireless International, Inc. *	635,500
39,070	MetroPCS Communications, Inc. * ^	1,065,830
11,410	Millicom International Cellular SA * ^	957,299
18,540	NII Holdings, Inc. *	1,523,060
11,230	Rogers Communications, Inc., Class B	511,302
34,740	SBA Communications Corp., Class A * ^	1,225,627

		9,099,781

Total Common Stocks (Cost $73,087,494)		86,773,545

Collateral for Securities on Loan (26.8%):

	Security	Fair
Shares	Description	Value
$24,095,912	Northern Trust Liquid Institutional Asset Portfolio	$24,095,912

Total Collateral for Securities on Loan (Cost $24,095,912)		$24,095,912

Deposit Account (4.3%):
3,821,814	NTRS London Deposit Account	3,821,814

Total Deposit Account (Cost $3,821,814)		3,821,814

Total Investment Securities (Cost $101,005,220) (b) — 127.7%		114,691,271
Net Other Assets (Liabilities) — (27.7)%		(24,925,037)

NET ASSETS — 100.0%		$89,766,234

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

ADR — American Depositary Receipt.

(a)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. At September 30, 2007, 0.2% of the Fund’s net assets were illiquid.

(b)	Cost for federal income tax purposes is $101,412,208. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$14,363,297
Unrealized depreciation	(1,084,234)

Net unrealized appreciation	$13,279,063

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United states	69.4%
Finland	7.5%
Canada	5.4%
Japan	3.4%
Cayman Islands	3.0%
Taiwan	1.8%
Bermuda	1.7%
Netherlands	1.4%
Luxembourg	1.1%
India	0.9%
Korea	0.9%
Singapore	0.9%
France	0.8%
Guernsey	0.7%
China	0.7%
Mexico	0.4%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis NY Venture Fund Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (96.5%):
Auto Components (0.8%):
97,400	Harley-Davidson, Inc. ^	$4,500,854

Capital Goods (1.2%):
153,850	Tyco International, Ltd.	6,821,709

Capital Markets (4.0%):
106,100	Ameriprise Financial, Inc.	6,695,971
234,400	Bank of New York Mellon Corp.	10,346,416
105,700	E*TRADE Financial Corp. * ^	1,380,442
44,800	Morgan Stanley	2,822,400
25,300	State Street Corp. ^	1,724,448

		22,969,677

Commercial Banks (7.5%):
138,800	Commerce Bancorp, Inc. ^	5,382,664
817,290	HSBC Holdings plc	15,116,533
203,484	Wachovia Corp.	10,204,723
370,300	Wells Fargo & Co. ^	13,190,086

		43,894,006

Consumer Durables & Apparel (0.2%):
14,092	Hunter Douglas	1,265,700

Consumer Finance (4.5%):
427,100	American Express Co.	25,356,927
36,950	Discover Financial Services *	768,560

		26,125,487

Consumer Services (1.0%):
265,900	H&R Block, Inc. ^	5,631,762

Diversified Financial Services (5.9%):
227,700	Citigroup, Inc.	10,626,759
402,936	JPMorgan Chase & Co.	18,462,528
104,100	Moody's Corp.	5,246,640

		34,335,927

Energy (13.9%):
110,300	Canadian Natural Resources, Ltd. ^	8,355,225
1,867,400	China Coal Energy Co., Shares H	5,522,279
304,900	ConocoPhillips	26,761,072
175,300	Devon Energy Corp.	14,584,960
140,000	EOG Resources, Inc.	10,126,200
157,900	Occidental Petroleum Corp.	10,118,232
51,000	Transocean, Inc. *	5,765,550

		81,233,518

Food, Beverages & Tobacco (6.4%):
291,500	Altria Group, Inc. ^	20,267,995
90,400	Diageo plc, ADR ^	7,930,792
93,976	Heineken Holding NV	5,383,582
69,400	Hershey Co. ^	3,220,854

		36,803,223

Health Care Equipments & Services (3.5%):
59,000	Cardinal Health, Inc.	3,689,270
154,450	Covidien, Ltd. *	6,409,675
71,700	Express Scripts, Inc. *	4,002,294
122,200	UnitedHealth Group, Inc.	5,918,146

		20,019,385

Household & Personal Products (1.7%):

	Security	Fair
Shares	Description	Value
67,600	Avon Products, Inc.	2,537,028
102,200	Procter & Gamble Co.	7,188,748

		9,725,776

Insurance — Brokers (0.8%):
99,400	Aon Corp.	4,454,114

Insurance — Life & Health (0.5%):
32,900	Principal Financial Group, Inc. ^	2,075,661
18,700	Sun Life Financial, Inc. ^	980,815

		3,056,476

Insurance / Property & Casualty (6.7%):
40,700	Ambac Financial Group, Inc.	2,560,437
130	Berkshire Hathaway, Inc., Class A *	15,406,299
155	Berkshire Hathaway, Inc., Class B *	612,560
40,400	Chubb Corp.	2,167,056
990	Markel Corp. * ^	479,160
147,400	Millea Holdings, Inc.	5,915,957
295,400	NIPPONKOA Insurance Co., Ltd.	2,563,569
455,500	Progressive Corp.	8,841,255

		38,546,293

Insurance-Multi-Line (6.1%):
330,400	American International Group, Inc.	22,351,560
268,600	Loews Corp.	12,986,810

		35,338,370

Materials (4.3%):
56,500	BHP Billiton plc	2,006,434
48,700	Martin Marietta Materials, Inc. ^	6,503,885
24,900	Rio Tinto plc	2,134,751
317,200	Sealed Air Corp. ^	8,107,632
48,500	Sino-Forest Corp. *	1,096,420
53,400	Vulcan Materials Co.	4,760,610

		24,609,732

Media (5.5%):
474,700	Comcast Corp., Class A * ^	11,373,812
18,900	Gannett Co., Inc. ^	825,930
55,400	Lagardere S.C.A.	4,711,831
15,690	Liberty Media Corp., Capital, Series A *	1,958,583
406,800	News Corp., Class A	8,945,532
98,270	Virgin Media, Inc. ^	2,385,013
22,100	WPP Group plc, ADR ^	1,491,750

		31,692,451

Real Estate Management & Development (0.4%):
375,000	Hang Lung Group, Ltd.	2,129,580

Reinsurance (1.0%):
7,200	Everest Re Group, Ltd. ^	793,728
73,100	Transatlantic Holdings, Inc. ^	5,141,123

		5,934,851

Retail (3.3%):
62,400	Amazon.com, Inc. *	5,812,560
114,200	Bed Bath & Beyond, Inc. *	3,896,504
140,600	CarMax, Inc. * ^	2,858,398
29,100	Expedia, Inc. * ^	927,708
71,850	Liberty Media Corp., Interactive, Series A *	1,380,239
76,700	Lowe's Cos., Inc.	2,149,134
15,500	Sears Holdings Corp. * ^	1,971,600

		18,996,143

Retailing — Food & Staples (5.8%):
309,300	Costco Wholesale Corp. ^	18,981,741
194,549	CVS Caremark Corp.	7,709,977
160,500	Wal-Mart Stores, Inc.	7,005,825

		33,697,543

	Security	Fair
Shares	Description	Value
Semiconductors & Semiconductor Equipment (0.3%):
52,200	Texas Instruments, Inc.	1,909,998

Software & Services (3.9%):
8,510	Google, Inc., Class A *	4,827,468
229,200	Iron Mountain, Inc. * ^	6,986,016
363,100	Microsoft Corp.	10,696,926

		22,510,410

Technology Hardware & Equipment (3.2%):
75,900	Agilent Technologies, Inc. *	2,799,192
231,806	Dell, Inc. *	6,397,845
77,600	Hewlett-Packard Co.	3,863,704
153,850	Tyco Electronics, Ltd.	5,450,906

		18,511,647

Telecommunication Services (1.4%):
99,100	SK Telecom Co., Ltd., ADR ^	2,943,270
269,200	Sprint Nextel Corp.	5,114,800

		8,058,070

Transportation (2.7%):
62,900	Asciano Group * ^	498,797
892,259	China Merchants Holdings International Co., Ltd.	5,515,553
614,000	China Shipping Development Co.,Ltd. ^	1,986,260
561,320	Cosco Pacific, Ltd.	1,771,116
21,400	Kuehne & Nagel International AG	2,106,907
86,200	Toll Holdings, Ltd. ^	999,675
35,500	United Parcel Service, Inc., Class B ^	2,666,050

		15,544,358

Total Common Stocks (Cost $443,676,948)		558,317,060

Collateral for Securities on Loan (10.3%):
59,667,919	Northern Trust Liquid Institutional Asset Portfolio	59,667,919

Total Collateral for Securities on Loan (Cost $59,667,919)		59,667,919

Deposit Account (3.1%):
17,788,954	NTRS London Deposit Account	17,788,954

Total Deposit Account (Cost $17,788,954)		17,788,954

Total Investment Securities (Cost $521,133,821) (a) — 109.9%		635,773,933
Net Other Assets (Liabilities) — (9.9)%		(57,226,093)

NET ASSETS - 100.0%		$578,547,840

Percentages indicated are based on net assets as of September 30, 2007.

^	All or a portion of a security is loaned as of September 30, 2007.

*	Non-income producing security.

ADR — American Depositary Receipt.

(a)	Cost for federal income tax purposes is $521,907,191. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$125,718,952
Unrealized depreciation	(11,852,210)

Net unrealized appreciation	$113,866,742

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	81.2%
United Kingdom	5.0%
Bermuda	3.4%
Canada	1.8%
Hong Kong	1.6%
Japan	1.5%
China	1.3%
Netherlands	1.2%
Cayman Islands	1.0%
France	0.8%
Korea	0.5%
Switzerland	0.4%
Australia	0.3%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (97.3%):
Consumer Discretionary (10.8%):
15,400	Amazon.com, Inc. *	$1,434,510
81,884	Best Buy Co., Inc.	3,768,302
92,223	CVS Caremark Corp.	3,654,797
110,546	eBay, Inc. *	4,313,505
284,424	Gap, Inc.	5,244,778
3,800	Garmin, Ltd. ^	453,720
36,434	Home Depot, Inc.	1,181,919
12,700	Johnson Controls, Inc.	1,499,997
63,250	McDonald's Corp.	3,445,228
14,100	NIKE, Inc., Class B	827,106
27,684	Nordstrom, Inc. ^	1,298,103
25,287	Omnicom Group, Inc.	1,216,052
15,350	Phillips-Van Heusen Corp.	805,568
22,795	Starbucks Corp. * ^	597,229
39,250	TJX Companies, Inc.	1,140,998
57,959	Urban Outfitters, Inc. * ^	1,263,506
27,462	Walt Disney Co.	944,418

		33,089,736

Consumer Staples (9.4%):
23,736	Altria Group, Inc.	1,650,364
107,246	Avon Products, Inc.	4,024,942
15,587	Cadbury Schweppes plc, ADR ^	725,107
14,738	Colgate-Palmolive Co.	1,051,114
48,205	Costco Wholesale Corp.	2,958,341
7,500	Energizer Holdings, Inc. *	831,375
16,426	Kraft Foods, Inc., Class A	566,861
36,850	PepsiCo, Inc.	2,699,631
74,882	Procter & Gamble Co.	5,267,200
71,963	Wal-Mart Stores, Inc.	3,141,185
117,168	Whole Foods Market, Inc. ^	5,736,546

		28,652,666

Energy (7.6%):
24,000	Cameron International Corp. * ^	2,214,960
14,245	ChevronTexaco Corp.	1,333,047
16,100	Devon Energy Corp.	1,339,520
11,100	EOG Resources, Inc.	802,863
74,466	Exxon Mobil Corp.	6,892,572
27,149	Halliburton Co.	1,042,522
7,750	National-Oilwell, Inc. *	1,119,875
21,500	Occidental Petroleum Corp.	1,377,720
50,538	Schlumberger, Ltd.	5,306,490
16,263	Ultra Petroleum Corp. * ^	1,008,957
11,900	Valero Energy Corp.	799,442

		23,237,968

Financials (8.5%):
14,108	American International Group, Inc.	954,406
27,750	Bank of America Corp.	1,394,993
238,111	Charles Schwab Corp.	5,143,197
43,203	Citigroup, Inc.	2,016,284
6,647	CME Group, Inc.	3,904,115
14,574	Goldman Sachs Group, Inc.	3,158,769
30,950	J.P. Morgan Chase & Co.	1,418,129
40,300	Janus Capital Group, Inc.	1,139,684
17,759	Morgan Stanley Dean Witter & Co.	1,118,817

	Security	Fair
Shares	Description	Value
12,729	State Street Corp.	867,609
193,278	UnumProvident Corp.	4,729,513

		25,845,516

Health Care (13.3%):
44,250	Abbott Laboratories	2,372,685
33,124	Allergan, Inc. ^	2,135,504
41,769	Amylin Pharmaceuticals, Inc. * ^	2,088,450
52,700	Baxter International, Inc.	2,965,956
42,150	Celgene Corp. * ^	3,005,717
9,848	Covance, Inc. * ^	767,159
12,118	Eli Lilly & Co.	689,878
21,156	Genentech, Inc. *	1,650,591
116,369	Gilead Sciences, Inc. *	4,756,001
37,950	Hologic, Inc. * ^	2,314,950
9,938	Johnson & Johnson	652,927
25,720	Medtronic, Inc. ^	1,450,865
20,200	Merck & Company, Inc.	1,044,138
37,690	Pfizer, Inc.	920,767
37,625	Pharmaceutical Product Development, Inc. ^	1,333,430
42,150	Roche Holding AG, ADR	3,808,366
146,082	Schering-Plough Corp.	4,620,574
51,609	Thermo Fisher Scientific, Inc. *	2,978,871
29,600	Vertex Pharmaceuticals, Inc. * ^	1,136,936

		40,693,765

Industrials (9.0%):
19,200	3M Co.	1,796,736
44,983	Canadian National Railway Co. ^	2,564,031
8,650	Cummins, Inc.	1,106,249
14,750	Deere & Co.	2,189,195
8,497	FedEx Corp.	890,061
104,272	General Electric Co.	4,316,861
19,100	Goodrich Corp.	1,303,193
33,750	Honeywell International, Inc.	2,007,113
25,900	Manitowoc Co., Inc.	1,146,852
21,200	McDermott International, Inc. *	1,146,496
29,500	Precision Castparts Corp. ^	4,365,409
127,401	Waste Management, Inc.	4,808,113

		27,640,309

Information Technology (35.4%):
80,800	Adobe Systems, Inc. *	3,527,728
35,550	Altera Corp.	856,044
63,434	Apple Computer, Inc. *	9,739,655
14,206	Autodesk, Inc. *	709,874
21,550	Automatic Data Processing, Inc.	989,792
125,203	Broadcom Corp. *	4,562,397
243,473	Cisco Systems, Inc. *	8,061,390
13,850	Commscope, Inc. *	695,824
122,323	Corning, Inc.	3,015,262
58,750	Dell, Inc. *	1,621,500
107,790	Electronic Arts, Inc. *	6,035,162
140,722	EMC Corp. * ^	2,927,018
12,144	Google, Inc., Class A *	6,888,927
143,448	Hewlett-Packard Co.	7,142,276
129,700	Intel Corp.	3,354,042
19,350	International Business Machines Corp.	2,279,430
58,503	Intersil Corp. ^	1,955,755
94,128	Juniper Networks, Inc. *	3,446,026
52,745	KLA-Tencor Corp. ^	2,942,116
107,656	Marvell Technology Group, Ltd. *	1,762,329
41,936	Maxim Integrated Products, Inc.	1,230,822
20,700	McAfee, Inc. * ^	721,809
37,237	MEMC Electronic Materials, Inc. * ^	2,191,770
249,647	Microsoft Corp.	7,354,600
22,863	Molex, Inc.	615,701
20,350	Navteq Corp. *	1,586,690

	Security	Fair
Shares	Description	Value
77,200	Nokia Corp., ADR ^	2,928,196
85,000	Oracle Corp. *	1,840,250
29,350	QUALCOMM, Inc.	1,240,331
32,700	Research in Motion, Ltd. * ^	3,222,585
21,550	Riverbed Technology, Inc. *	870,405
52,198	SanDisk Corp. * ^	2,876,110
32,377	Symantec Corp. *	627,466
112,223	Texas Instruments, Inc.	4,106,240
21,450	Trimble Navigation, Ltd. * ^	841,055
15,350	Varian Semiconductor Equipment Associates, Inc. * ^	821,532
26,150	VeriSign, Inc. * ^	882,301
4,400	Vmware, Inc., Class A * ^	374,000
58,048	Yahoo!, Inc. *	1,558,008

		108,402,418

Materials (2.6%):
21,508	E.I. Du Pont de Nemours & Co.	1,065,936
32,572	Ecolab, Inc. ^	1,537,398
42,150	Monsanto Co.	3,613,941
14,950	Southern Copper Corp ^	1,851,259

		8,068,534

Telecommunication Services (0.4%):
30,400	AT&T, Inc.	1,286,224

Utilities (0.3%):
191	Dynegy, Inc., Class A *	1,765
11,250	Exelon Corp.	847,800

		849,565

Total Common Stocks (Cost $247,743,440)		297,766,701

Collateral for Securities on Loan (14.3%):
43,761,003	Northern Trust Liquid Institutional Asset Portfolio	43,761,003

Total Collateral for Securities on Loan (Cost $43,761,003)		43,761,003

Investment Companies (1.8%):
27,158	iShares Russell 1000 Growth Index Fund	1,673,476
36,428	PowerShares QQQ ^	1,872,764
11,382	S&P Depositary Receipt Trust Series 1 ^	1,737,348

Total Investment Companies (Cost $4,273,708)		5,283,588

Deposit Account (1.3%):
4,084,716	NTRS London Deposit Account	4,084,716

Total Deposit Account (Cost $4,084,716)		4,084,716

Warrant (0.0%):
Information Technology (0.0%):
823 Alcatel-Lucent, ADR *		9

Total Warrant (Cost $0)		9

Total Investment Securities (Cost $299,862,867) (a) — 114.7%		350,896,017
Net Other Assets (Liabilities) — (14.7)%		(44,998,510)

NET ASSETS — 100.0%		$305,897,507

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

ADR — American Depositary Receipt.

(a)	Cost for federal income tax purposes is $300,485,964. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$54,240,158
Unrealized depreciation	(3,830,105)

Net unrealized appreciation	$50,410,053

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	92.5%
Canada	2.2%
Netherland	1.7%
Switzerland	1.2%
Finland	1.0%
Bermuda	0.6%
Panama	0.4%
United Kingdom	0.2%
Cayman Islands	0.2%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (99.0%):
Aerospace & Defense (0.5%):
4,100	Triumph Group, Inc.	$335,010

Automotive (1.5%):
18,900	Aftermarket Technology Corp. *	599,886
6,700	Group 1 Automotive, Inc.	224,919
9,600	Sonic Automotive, Inc.	229,824

		1,054,629

Banking & Financial Services (13.8%):
10,600	ASTA Funding, Inc. ^	406,192
20,800	BankUnited Financial Corp., Class A ^	323,232
15,000	Boston Private Financial Holdings, Inc. ^	417,600
8,700	Calamos Asset Management, Inc., Class A	245,601
16,100	Cascade Bancorp ^	358,386
31,800	CBIZ, Inc. * ^	252,810
12,500	Citizens Banking Corp. ^	201,375
12,900	Corus Bankshares, Inc. ^	167,958
12,400	CVB Financial Corp. ^	145,080
11,500	East West Bancorp, Inc.	413,540
14,800	First Commonwealth Financial Corp. ^	163,688
7,400	First Community Bancorp ^	404,854
27,700	First Niagara Financial Group, Inc.	391,955
7,900	First State Bancorp.	155,156
11,000	FirstFed Financial Corp. * ^	545,050
18,500	FNB Corp. ^	305,990
12,000	Frontier Financial Corp. ^	279,960
13,800	Hanmi Financial Corp.	213,762
12,900	Investment Technology Group, Inc. *	554,442
22,200	Knight Capital Group, Inc. Class A *	265,512
10,700	National Penn Bancshares, Inc. ^	175,052
56,400	Sterling Bancshares, Inc.	643,524
5,700	Sterling Financial Corp.	153,387
20,500	Susquehanna Bancshares, Inc. ^	412,050
9,600	SVB Financial Group *	454,656
15,100	UCBH Holdings, Inc.	263,948
9,000	UMB Financial Corp.	385,740
6,000	Umpqua Holdings Corp. ^	120,060
14,600	Whitney Holding Corp.	385,148
9,600	Wilmington Trust Corp.	373,440

		9,579,148

Chemicals (4.5%):
18,900	Arch Chemicals, Inc.	886,032
8,300	Cabot Microelectronics Corp. * ^	354,825
26,200	H.B. Fuller Co.	777,616
7,000	OM Group, Inc. *	369,670
41,100	PolyOne Corp. *	307,017
8,700	Schulman, Inc.	171,651
12,900	Spartech Corp.	220,074

		3,086,885

	Security	Fair
Shares	Description	Value
Computers (4.5%):
6,000	Avid Technology, Inc. * ^	162,480
13,800	Avocent Corp. *	401,856
15,600	Emulex Corp. *	299,052
15,200	Imation Corp.	372,856
13,900	Informatica Corp. *	218,230
23,900	Ixia *	208,408
4,100	MicroStrategy, Inc., Class A *	325,294
6,000	MTS Systems Corp.	249,600
9,400	Palm, Inc. * ^	152,938
7,400	SPSS, Inc. *	304,436
51,000	TIBCO Software, Inc. *	376,890

		3,072,040

Construction (1.7%):
10,600	Apogee Enterprises, Inc.	274,964
14,700	Building Materials Holding Corp. ^	155,526
23,000	EMCOR Group, Inc. *	721,280

		1,151,770

Electronics (3.6%):
12,900	CTS Corp.	166,410
8,200	Cymer, Inc. *	314,798
10,600	Eagle Test Systems, Inc. *	135,892
12,900	Exar Corp. *	168,474
15,200	Methode Electronics, Inc.	228,760
14,800	MKS Instruments, Inc. *	281,496
12,400	Park Electrochemical Corp.	416,392
8,600	Regal-Beloit Corp.	411,854
12,400	Technitrol, Inc.	334,180

		2,458,256

Food (2.8%):
14,550	Flowers Foods, Inc.	317,190
10,400	Performance Food Group Co. *	313,352
21,300	Pilgrim’s Pride Corp. ^	739,749
4,700	Ralcorp Holdings, Inc. *	262,354
11,100	Treehouse Foods, Inc. *	300,255

		1,932,900

Health Care (2.5%):
7,000	AMERIGROUP Corp. *	241,360
17,100	Gentiva Health Services, Inc. *	328,491
6,500	Haemonetics Corp. *	321,230
11,500	Healthspring, Inc *	224,250
5,500	Magellan Health Services, Inc. *	223,190
14,600	STERIS Corp.	399,018

		1,737,539

Insurance (8.7%):
18,000	American Equity Investment Life Holding Co.	191,700
7,964	Argo Group International Holdings, Ltd. *	346,514
15,000	Aspen Insurance Holdings, Ltd.	418,650
16,500	Delphi Financial Group, Inc., Class A	666,929
13,400	Horace Mann Educators Corp.	264,114
7,800	National Financial Partners Corp.	413,244
4,400	Navigators Group, Inc. *	238,700
4,752	Philadelphia Consolidated Holding Corp. *	196,448
16,100	Phoenix Cos., Inc.	227,171
11,500	ProAssurance Corp. *	619,505
13,600	Safety Insurance Group, Inc.	488,784
18,500	Seabright Insurance Holdings *	315,795
27,500	Selective Insurance Group, Inc.	585,200
18,900	Universal American Financial Corp. *	431,109
13,800	Zenith National Insurance Corp.	619,482

		6,023,345

	Security	Fair
Shares	Description	Value
Internet Software & Services (1.6%):
10,600	FTD Group, Inc.	157,728
10,600	Interwoven, Inc. *	150,838
28,600	SonicWALL, Inc. *	249,678
13,400	Vignette Corp. *	268,938
14,000	Websense, Inc. *	276,220

		1,103,402

IT Consulting & Services (2.5%):
14,500	Euronet Worldwide, Inc. * ^	431,665
6,500	ManTech International Corp., Class A *	233,870
26,200	MPS Group, Inc. *	292,130
45,000	Perot Systems Corp., Class A *	760,950

		1,718,615

Machinery (3.2%):
7,300	Briggs & Stratton Corp. ^	183,814
18,500	Enpro Industries, Inc. *	751,100
21,300	Federal Signal Corp.	327,168
4,700	Freightcar America, Inc.	179,540
14,500	Mueller Industries, Inc.	524,030
4,500	Robbins & Myers, Inc.	257,805

		2,223,457

Manufacturing (9.1%):
6,500	A.O. Smith Corp.	285,220
12,900	Advanced Energy Industries, Inc. *	194,790
7,000	Applied Industrial Technologies, Inc.	215,810
9,300	Checkpoint Systems, Inc. *	245,427
11,100	Coherent, Inc. *	356,088
13,400	Cohu, Inc.	251,250
10,100	Cooper Tire & Rubber Co.	246,440
7,900	Elizabeth Arden, Inc. *	212,984
6,900	Encore Wire Corp. ^	173,397
9,700	EnerSys *	172,369
27,500	Ennis, Inc.	606,100
8,300	G-III Apparel Group, Ltd. *	163,427
18,000	Greatbatch, Inc. * ^	478,620
13,800	Greif, Inc., Class A	837,384
9,200	ICU Medical, Inc. * ^	356,500
17,600	Micrel, Inc.	190,080
12,000	Oplink Communications, Inc. *	163,920
6,117	OSI Systems, Inc. *	137,694
4,200	Oxford Industries, Inc.	151,704
10,900	Pactiv Corp. *	312,394
3,200	Rofin-Sinar Technologies, Inc. *	224,672
1,400	Rudolph Technologies, Inc. *	19,362
4,700	Silgan Holdings, Inc.	252,625

		6,248,257

Media (1.2%):
17,600	Cox Radio, Inc. *	229,680
28,900	Harris Interactive, Inc. *	124,559
9,600	Live Nation, Inc. *	204,000
7,800	Scholastic Corp. *	271,908

		830,147

Metals & Mining (1.1%):
2,700	Carpenter Technology Corp.	351,027
9,200	Quanex Corp.	432,216

		783,243

Oil, Gas & Consumable Fuels (2.3%):
21,300	Callon Petroleum Corp. *	296,496
10,600	Cimarex Energy Co.	394,850
6,700	Global Industries, Ltd. *	172,592
14,800	Swift Energy Co. *	605,616
10,100	USEC, Inc. * ^	103,525

		1,573,079

	Security	Fair
Shares	Description	Value
Oil/Gas (2.6%):
9,200	Atmos Energy Corp.	260,544
7,430	Basic Energy Services, Inc. * ^	156,179
14,300	Oil States International, Inc. *	690,690
29,900	Parker Drilling Co. *	242,788
6,500	Trico Marine Services, Inc. * ^	193,700
7,800	WGL Holdings, Inc.	264,342

		1,808,243

Paper & Forest Products (0.2%):
9,600	Bowater, Inc. ^	143,232

Pharmaceuticals (1.7%):
15,200	Alpharma, Inc., Class A	324,672
8,300	Noven Pharmaceuticals, Inc. * ^	132,219
23,500	Sciele Pharma, Inc. * ^	611,470
12,900	ViroPharma, Inc. * ^	114,810

		1,183,171

Real Estate Investment Trusts (7.9%):
38,200	Ashford Hospitality Trust	383,910
14,800	BioMed Realty Trust, Inc.	356,680
23,900	Cedar Shopping Centers, Inc.	325,518
7,800	Entertainment Properties Trust	396,240
22,100	Felcor Lodging Trust, Inc. ^	440,453
8,700	First Industrial Realty Trust, Inc. ^	338,169
12,400	Highwoods Properties, Inc.	454,708
13,100	Lexington Corporate Properties Trust ^	262,131
25,300	Medical Properties Trust, Inc. ^	336,996
17,100	National Retail Properties, Inc.	416,898
15,200	OMEGA Healthcare Investors, Inc.	236,056
12,400	Pennsylvania Real Estate Investment Trust ^	482,856
15,600	Realty Income Corp. ^	436,020
23,500	Sunstone Hotel Investors, Inc. ^	602,540

		5,469,175

Retail (6.5%):
8,700	AFC Enterprises, Inc. *	130,935
5,500	Barnes & Noble, Inc.	193,930
9,600	Casey’s General Stores, Inc.	265,920
13,800	Cato Corp.	282,072
14,800	Charlotte Russe Holdings, Inc. *	216,672
15,000	Furniture Brands International, Inc. ^	152,100
7,000	Jack In the Box, Inc. *	453,880
6,900	JAKKS Pacific, Inc. *	184,299
3,700	Longs Drug Stores Corp.	183,779
10,200	Morton’s Restaurant Group, Inc. *	162,180
8,700	Movado Group, Inc.	277,704
13,600	Nu Skin Enterprises, Inc.	219,776
12,900	O’Charley’s, Inc.	195,564
6,000	Papa John’s International, Inc. *	146,640
17,700	Prestige Brands Holdings, Inc. *	194,346
13,400	RENT-A-CENTER, Inc. * ^	242,942
10,600	Steven Madden, Ltd.	200,870
7,000	The Bon-Ton Stores, Inc. ^	159,040
14,700	The Pantry, Inc. *	376,761
8,300	Wolverine World Wide, Inc.	227,420

		4,466,830

Services (6.1%):
12,900	ABM Industries, Inc.	257,742
7,000	American Reprographics Co. * ^	131,040
6,500	CRA International, Inc. *	313,235
11,500	Deluxe Corp.	423,660
9,600	Dollar Thrifty Automotive Group, Inc. *	333,024
16,000	Dycom Industries, Inc. *	490,080
6,500	First Advantage Corp., Class A *	114,855
6,500	Heidrick & Struggles International, Inc. *	236,925

	Security	Fair
Shares	Description	Value
8,700	Kelly Services, Inc., Class A	172,347
3,700	PAREXEL International Corp. *	152,699
7,500	SAIC, Inc.	143,925
6,500	Sotheby’s	310,635
28,100	Spherion Corp. *	232,106
36,600	U.S. Concrete, Inc. * ^	241,194
7,000	United Stationers, Inc. *	388,640
5,500	Watson Wyatt & Company Holdings	247,170

		4,189,277

Telecommunications (1.3%):
37,400	Cincinnati Bell, Inc. *	184,756
11,500	Consolidated Communications Holdings, Inc.	225,515
11,500	EMS Technologies, Inc. *	282,095
11,100	Foundry Networks, Inc. *	197,247

		889,613

Transportation (2.0%):
7,000	Atlas Air Worldwide Holdings, Inc. *	361,410
6,800	Old Dominion Freight Line, Inc. *	162,996
12,900	Pacer International, Inc.	245,745
13,000	Saia, Inc. *	214,890
15,200	SkyWest, Inc.	382,584

		1,367,625

Travel & Entertainment (0.6%):
8,300	Monarch Casino & Resort, Inc. *	236,135
5,100	Speedway Motorsports, Inc.	188,700

		424,835

Utilities (5.0%):
11,100	Cleco Corp.	280,497
37,400	Comfort Systems USA, Inc.	531,080
8,300	El Paso Electric Co. *	191,979
12,400	Empire District Electric Co. (The) ^	280,116
10,100	Great Plains Energy, Inc.	290,981
6,500	IDACORP, Inc. ^	212,810
7,000	New Jersey Resources Corp.	347,130
5,500	Northwest Natural Gas Co. ^	251,350
17,600	PNM Resources, Inc.	409,728
11,900	Southwest Gas Corp.	336,651
11,500	Westar Energy, Inc. ^	282,440

		3,414,762

Total Common Stocks (Cost $68,898,231)		68,268,485

Collateral for Securities on Loan (20.3%):
14,003,004	Allianz Dresdner Daily Asset Fund#	14,003,004

Total Collateral for Securities on Loan (Cost $14,003,004)		14,003,004

Deposit Account (1.3%):
868,809	TNT Offshore Deposit Account	868,809

Total Deposit Account (Cost $868,809)		868,809

Total Investment Securities (Cost $83,770,044) (a) — 120.6%		83,140,298
Net Other Assets (Liabilities) — (20.6)%		(14,201,029)

NET ASSETS — 100.0%		$68,939,269

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

#	Investment in affiliate.

(a)	Cost for federal income tax purposes is $83,805,168. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,827,230
Unrealized depreciation	(6,492,100)

Net unrealized depreciation	$(664,870)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	99.4%
Bermuda	0.6%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (98.6%):
Airlines (1.4%):
26,638	Continental Airlines, Inc., Class B * ^	$879,853

Automobiles (2.1%):
27,634	Harley-Davidson, Inc.	1,276,967

Chemicals (9.9%):
26,926	Albemarle Corp. ^	1,190,129
28,708	Lubrizol Corp. (The)	1,867,742
55,022	Lyondell Chemical Co. ^	2,550,269
8,213	OM Group, Inc. *	433,729

		6,041,869

Commercial Banks (5.7%):
60,161	Huntington Bancshares, Inc. ^	1,021,534
19,225	PNC Financial Services Group, Inc.	1,309,223
37,082	Regions Financial Corp.	1,093,177

		3,423,934

Commercial Services & Supplies (0.8%):
20,159	TeleTech Holdings, Inc. * ^	482,002

Communications Equipment (7.1%):
44,052	Research In Motion, Ltd. *	4,341,325

Containers & Packaging (0.5%):
10,882	Rock-Tenn Co. ^	314,490

Diversified Financial Services (2.2%):
29,366	J.P. Morgan Chase & Co.	1,345,550

Diversified Telecommunication Services (3.7%):
36,325	BT Group Co. ^	2,282,300

Electric Utilities (8.2%):
22,711	FirstEnergy Corp.	1,438,515
48,485	Northeast Utilities	1,385,216
27,544	Pinnacle West Capital Corp.	1,088,263
37,001	Unisource Energy Corp. ^	1,105,960

		5,017,954

Energy Equipment & Services (1.4%):
6,919	Core Laboratories NV * ^	881,411

Gas Utilities (4.7%):
35,383	AGL Resources, Inc. ^	1,401,874
31,430	ONEOK, Inc. ^	1,489,782

		2,891,656

Health Care Equipment & Supplies (1.1%):
18,982	Immucor, Inc. * ^	678,607

Household Durables (1.6%):
11,330	Kimball International, Inc., Class B ^	128,935
23,667	Tempur-Pedic International, Inc. ^	846,096

		975,031

Insurance (6.8%):
30,692	Cincinnati Financial Corp.	1,329,271
21,372	Lincoln National Corp.	1,409,910

	Security	Fair
Shares	Description	Value
27,781	Unitrin, Inc. ^	1,377,660

		4,116,841

Internet & Catalog Retail (1.5%):
10,393	Priceline.com, Inc. * ^	922,379

IT Services (3.0%):
38,083	Infosys Technologies, Ltd., ADR ^	1,842,836

Leisure Equipment & Products (5.7%):
45,742	Hasbro, Inc. ^	1,275,287
92,873	Mattel, Inc.	2,178,801

		3,454,088

Life Sciences Tools & Services (1.2%):
13,650	Illumina, Inc. * ^	708,162

Media (3.6%):
89,607	DIRECTV Group, Inc. (The) *	2,175,658

Metals & Mining (4.8%):
22,739	Allegheny Technologies, Inc.	2,500,153
7,674 B	Brush Engineered Materials, Inc. * ^	398,204

		2,898,357

Multi-Utilities (7.3%):
38,058	Black Hills Corp. ^	1,561,139
28,861	DTE Energy Co. ^	1,398,027
55,630	Energy East Corp.	1,504,792

		4,463,958

Oil, Gas & Consumable Fuels (2.7%):
28,799	Marathon Oil Corp.	1,642,119

Paper & Forest Products (2.2%):
46,069	MeadWestvaco Corp.	1,360,418

Specialty Retail (9.2%):
25,907	Abercrombie & Fitch Co.	2,090,694
67,681	American Eagle Outfitters, Inc. ^	1,780,687
28,709	Bebe Stores, Inc. ^	420,013
26,400	Guess?, Inc. ^	1,294,392

		5,585,786

Textiles, Apparel & Luxury Goods (0.2%):
7,392	Steven Madden, Ltd. ^	140,078

Total Common Stocks (Cost $57,989,101)		60,143,629

Collateral for Securities on Loan (21.1%):
12,853,355	Northern Trust Liquid Institutional Asset Portfolio	12,853,355

Total Collateral for Securities on Loan (Cost $12,853,355)		12,853,355

Deposit Account (1.7%):
1,033,267	NTRS London Deposit Account	1,033,267

Total Deposit Account (Cost $1,033,267)		1,033,267

Total Investment Securities (Cost $71,875,723) (a) — 121.3%		74,030,251
Net Other Assets (Liabilities) — (21.3)%		(13,092,285)

NET ASSETS - 100.0%		$60,937,966

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of a security is loaned as of September 30, 2007.

ADR — American Depositary Receipt.

(a)	Cost for federal income tax purposes is $72,994,284. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,974,124
Unrealized depreciation	(3,938,157)

Net unrealized appreciation	$1,035,967

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	84.8%
Canada	7.1%
United Kingdom	3.7%
India	3.0%
Netherlands	1.4%
100.0%
See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund

Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (96.0%):
Airlines (0.9%):
152,300	SkyWest, Inc. ^	$3,833,391

Auto Components (0.9%):
65,000	Gentex Corp. ^	1,393,600
104,800	Superior Industries International, Inc. ^	2,273,112

		3,666,712

Automobiles (3.5%):
250,900	Monaco Coach Corp. ^	3,520,127
135,600	Thor Industries, Inc. ^	6,100,644
180,000	Winnebago Industries, Inc. ^	4,298,400

		13,919,171

Building Products (3.7%):
94,375	American Woodmark Corp. ^	2,339,556
261,800	Apogee Enterprises, Inc. ^	6,791,092
32,800	Simpson Manufacturing Co., Inc. ^	1,044,680
154,700	Universal Forest Products, Inc. ^	4,625,530

		14,800,858

Chemicals (4.7%):
93,600	Airgas, Inc.	4,832,568
94,800	Cabot Corp.	3,368,244
224,866	RPM International, Inc.	5,385,541
213,000	Westlake Chemical Corp. ^	5,395,290

		18,981,643

Commercial Banks (1.5%):
151,000	Chemical Financial Corp. ^	3,661,750
25,882	First Indiana Corp. ^	810,624
55,100	Peoples Bancorp, Inc. ^	1,442,518

		5,914,892

Commercial Services & Supplies (3.9%):
160,000	ABM Industries, Inc. ^	3,196,800
158,000	Brady Corp., Class A ^	5,669,040
141,700	Mine Safety Appliances Co. ^	6,675,487

		15,541,327

Communications Equipment (1.5%):
200,400	Avocent Corp. * ^	5,835,648

Construction & Engineering (0.4%):
48,800	EMCOR Group, Inc. *	1,530,368

Containers & Packaging (1.8%):
103,000	AptarGroup, Inc. ^	3,900,610
114,300	Bemis Co., Inc.	3,327,273

		7,227,883

Diversified Consumer Services (1.4%):
178,000	Regis Corp. ^	5,679,980

Electric Utilities (0.7%):
172,100	Sierra Pacific Resources	2,707,133

Electrical Equipment (1.9%):
34,300	A.O. Smith Corp. ^	1,505,084
200	Baldor Electric Co. ^	7,990
55,500	Franklin Electric Co., Inc. ^	2,281,605
39,200	Genlyte Group, Inc. * ^	2,518,992

	Security	Fair
Shares	Description	Value
30,100	Powell Industries, Inc. * ^	1,140,489

		7,454,160

Electronic Equipment & Instruments (2.3%):
162,600	Benchmark Electronics, Inc. * ^	3,881,262
52,900	Mettler-Toledo International, Inc. *	5,395,800

		9,277,062

Energy Equipment & Services (5.3%):
37,100	Atwood Oceanics, Inc. * ^	2,840,376
95,900	Bristow Group, Inc. * ^	4,191,789
55,700	Global Industries, Ltd. * ^	1,434,832
96,100	Oil States International, Inc. * ^	4,641,630
76,900	Rowan Cos., Inc.	2,813,002
46,900	Tidewater, Inc. ^	2,947,196
47,000	Unit Corp. *	2,274,800

		21,143,625

Food & Staples Retailing (1.4%):
201,300	Casey’s General Stores, Inc.	5,576,010

Gas Utilities (1.7%):
50,000	Atmos Energy Corp.	1,416,000
93,800	Energen Corp.	5,357,856

		6,773,856

Health Care Equipment & Supplies (1.6%):
125,400	STERIS Corp. ^	3,427,182
73,700	West Pharmaceutical Services, Inc. ^	3,070,342

		6,497,524

Hotels, Restaurants & Leisure (0.1%):
19,700	Bob Evans Farms, Inc. ^	594,546

Household Durables (4.6%):
78,000	Bassett Furniture Industries, Inc. ^	809,640
87,200	Ethan Allen Interiors, Inc. ^	2,850,568
196,000	Hooker Furniture Corp. ^	3,923,920
249,400	La-Z-Boy, Inc. ^	1,840,572
99,000	M.D.C. Holdings, Inc. ^	4,053,060
181,600	M/I Homes, Inc. ^	2,522,424
148,100	Russ Berrie & Co., Inc. *	2,488,080

		18,488,264

Industrial Conglomerates (2.1%):
69,200	Carlisle Cos., Inc. ^	3,363,120
62,500	Teleflex, Inc.	4,870,000

		8,233,120

Insurance (10.8%):
30,000	American National Insurance Co.	3,946,500
147,100	Arthur J. Gallagher & Co. ^	4,261,487
245,000	Aspen Insurance Holdings, Ltd. ^	6,837,950
33,500	Erie Indemnity Co., Class A ^	2,047,855
180,200	IPC Holdings, Ltd. ^	5,198,770
53,800	Mercury General Corp. ^	2,901,434
290,000	Montpelier Re Holdings, Ltd. ^	5,133,000
94,000	Protective Life Corp.	3,989,360
55,000	RLI Corp. ^	3,119,600
114,900	Security Capital Assurance, Ltd.	2,624,316
70,000	StanCorp Financial Group, Inc.	3,465,700

		43,525,972

Leisure Equipment & Products (1.0%):
174,800	Brunswick Corp.	3,995,928

Life Sciences Tools & Services (0.3%):
29,700	Pharmaceutical Product	1,052,568

	Development, Inc.
Machinery (10.3%):
16,000	Astec Industries, Inc. * ^	919,200
120,900	Briggs & Stratton Corp. ^	3,044,262
86,600	CIRCOR International, Inc. ^	3,932,506

	Security	Fair
Shares	Description	Value
34,900	CNH Global NV ^	2,119,826
131,400	Graco, Inc. ^	5,139,054
69,900	Kennametal, Inc. ^	5,870,202
169,300	Mueller Industries, Inc.	6,118,502
50,382	Nordson Corp. ^	2,529,680
34,200	Timken Co.	1,270,530
74,300	Trinity Industries, Inc. ^	2,789,222
397,300	Wabash National Corp. ^	4,485,517
104,600	Watts Water Technologies, Inc., Class A ^	3,211,220

		41,429,721

Metals & Mining (7.7%):
433,000	Gerdau Ameristeel Corp. ^	5,174,350
320,600	Gibraltar Industries, Inc. ^	5,931,100
134,000	Reliance Steel & Aluminum Co. ^	7,576,360
254,900	Steel Dynamics, Inc. ^	11,903,830

		30,585,640

Multiline Retail (1.1%):
3,200	Dillard’s, Inc., Class A ^	69,856
172,400	Fred’s, Inc., Class A ^	1,815,372
285,800	Tuesday Morning Corp. ^	2,569,342

		4,454,570

Oil, Gas & Consumable Fuels (4.9%):
76,700	Arch Coal, Inc. ^	2,587,858
3,300	General Maritime Corp. * ^	92,103
136,600	Helix Energy Solutions Group, Inc. * ^	5,800,036
66,200	Overseas Shipholding Group, Inc.	5,086,146
100,000	Teekay Shipping Corp. ^	5,881,000

		19,447,143

Paper & Forest Products (1.6%):
106,900	Bowater, Inc. ^	1,594,948
230,000	Glatfelter ^	3,413,200
136,700	Mercer International, Inc. * ^	1,291,815

		6,299,963

Real Estate Investment Trusts (0.4%):
80,100	Arbor Realty Trust, Inc. ^	1,513,089

Road & Rail (1.9%):
39,800	Dollar Thrifty Automotive Group, Inc. * ^	1,380,662
161,000	Genesee & Wyoming, Inc., Class A * ^	4,643,240
48,800	Kansas City Southern * ^	1,569,896

		7,593,798

Semiconductors & Semiconductor Equipment (1.6%):
200,000	Cohu, Inc. ^	3,750,000
122,000	OmniVision Technologies, Inc. * ^	2,773,060

		6,523,060

Specialty Retail (3.3%):
230,600	Christopher & Banks Corp. ^	2,794,872
41,700	Gymboree Corp. * ^	1,469,508
163,400	Hot Topic, Inc. * ^	1,218,964
54,600	Men’s Wearhouse, Inc. ^	2,758,392
190,500	Pier 1 Imports, Inc. * ^	901,065
246,100	West Marine, Inc. * ^	2,842,455
50,200	Zale Corp. * ^	1,161,628

		13,146,884

Textiles, Apparel & Luxury Goods (2.8%):
166,500	Brown Shoe Co., Inc. ^	3,230,100
96,700	Timberland Co., Class A * ^	1,833,432
151,700	Warnaco Group, Inc. (The) * ^	5,926,919

		10,990,451

Thrifts & Mortgage Finance (2.3%):
132,300	Corus Bankshares, Inc. ^	1,722,546

	Security	Fair
Shares	Description	Value
60,000	PMI Group, Inc.(The) ^	1,962,000
490,000	TrustCo Bank Corp. ^	5,355,700

		9,040,246

Trading Companies & Distributors (0.1%):
15,800	Applied Industrial Technologies, Inc. ^	487,114

Total Common Stocks (Cost $345,028,639)		383,763,320

Collateral for Securities on Loan (43.4%):
173,584,830	Northern Trust Liquid Institutional Asset Portfolio	173,584,830

Total Collateral for Securities on Loan (Cost $173,584,830)		173,584,830

Deposit Account (4.1%):
16,443,673	TNT Offshore Deposit Account	16,443,673

Total Deposit Account (Cost $16,443,673)		16,443,673

Total Investment Securities (Cost $535,057,142) (a) — 143.6%		573,791,823
Net Other Assets (Liabilities) — (43.6)%		(174,153,297)

NET ASSETS — 100.0%		$399,638,526

Percentages indicated are based on net assets as of September 30, 2007.

^	All or a portion of security is loaned as of September 30, 2007.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $535,234,787. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$76,752,312
Unrealized depreciation	(38,195,276)

Net unrealized appreciation	$38,557,036

The following represents the concentrations by country of risk (based upon the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	91.7%
Bermuda	5.0%
Greece	1.5%
Canada	1.3%
Netherlands	0.5%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AZL Jennison 20/20 Focus Fund Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (96.2%):
Aerospace & Defense (5.5%):
93,500	Boeing Co.	$9,816,565
129,000	United Technologies Corp.	10,381,920

		20,198,485

Beverages (2.0%):
100,500	PepsiCo, Inc.	7,362,630

Biotechnology (5.3%):
165,000	Amgen, Inc. *	9,334,050
254,100	Gilead Sciences, Inc. *	10,385,067

		19,719,117

Chemicals (2.6%):
111,800	Monsanto Co.	9,585,732

Communications Equipment (7.6%):
338,300	Cisco Systems, Inc. *	11,201,113
200,700	QUALCOMM, Inc.	8,481,582
86,500	Research In Motion, Ltd. *	8,524,575

		28,207,270

Computers & Peripherals (3.3%):
53,500	Apple, Inc. *	8,214,390
96,900	Lexmark International, Inc. *	4,024,257

		12,238,647

Diversified Consumer Services (7.2%):
257,200	Career Education Corp. * ^	7,199,028
440,200	H&R Block, Inc. ^	9,323,436
264,100	Waste Management, Inc.	9,967,134

		26,489,598

Diversified Financials (2.0%):
34,500	Goldman Sachs Group, Inc.	7,477,530

Energy Equipment & Services (7.5%):
231,500	Halliburton Co.	8,889,600
93,300	Schlumberger, Ltd.	9,796,500
174,900	Tenaris SA, ADR ^	9,203,238

		27,889,338

Food & Drug Retailing (1.9%):
156,900	Wal-Mart Stores, Inc.	6,848,685

Food Products (4.8%):
189,200	Cadbury Schweppes plc, ADR ^	8,801,584
336,500	ConAgra Foods, Inc.	8,792,745

		17,594,329

Insurance (2.8%):
151,200	American International Group, Inc.	10,228,680

Internet Software & Services (3.2%):
20,900	Google, Inc., Class A *	11,855,943

Media (5.3%):
269,700	Walt Disney Co.	9,274,983
740,900	XM Satellite Radio Holdings, Inc., Class A * ^	10,498,553

		19,773,536

Multi-Utilities & Unregulated Power (4.7%):
218,900	NRG Energy, Inc. * ^	9,257,281
141,600	Sempra Energy	8,229,792

		17,487,073

	Security	Fair
Shares	Description	Value
Oil & Gas (7.6%):
218,800	Southwestern Energy Co. *	9,156,780
114,600	Suncor Energy, Inc. ^	10,865,226
239,200	Williams Companies, Inc. (The)	8,147,152

		28,169,158

Pharmaceuticals (11.8%):
174,100	Abbott Laboratories	9,335,242
283,800	Elan Corp. plc, ADR * ^	5,971,152
106,300	Roche Holding AG, ADR ^	9,604,492
319,600	Schering-Plough Corp.	10,108,948
189,500	Teva Pharmaceutical Industries, Ltd., ADR	8,427,065

		43,446,899

Software (4.8%):
226,000	Adobe Systems, Inc. *	9,867,160
406,900	Symantec Corp. *	7,885,722

		17,752,882

Specialty Retail (2.8%):
223,100	Best Buy Co., Inc.	10,267,062

Textiles, Apparel & Luxury Goods (1.3%):
104,500	Coach, Inc. *	4,939,715

Wireless Telecommunication Services (2.2%):
435,400	Sprint Nextel Corp.	8,272,600

Total Common Stocks (Cost $310,802,401)		355,804,909

Collateral for Securities on Loan (10.6%):
39,270,880	Northern Trust Liquid Institutional Asset Portfolio	39,270,880

Total Collateral for Securities on Loan (Cost $39,270,880)		39,270,880

Deposit Account (4.5%):
16,619,764	TNT Offshore Deposit Account	16,619,764

Total Deposit Account (Cost $16,619,764)		16,619,764

Total Investment Securities (Cost $366,693,045) (a) — 111.3%		411,695,553
Net Other Assets (Liabilities) — (11.3)%		(41,907,128)

NET ASSETS — 100.0%		$369,788,425

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of a security is loaned as of September 30, 2007.

ADR — American Depositary Receipt.

(a)	Cost for federal income tax purposes is $370,812,741. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$46,905,175
Unrealized depreciation	(6,022,363)

Net unrealized appreciation	$40,882,812

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	80.8%
Canada	5.2%
Netherlands Antilles	2.6%

Country	Percentage
Switzerland	2.6%
Luxembourg	2.5%
United Kingdom	2.4%
Israel	2.3%
Ireland	1.6%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (96.3%):
Aerospace & Defense (4.5%):
12,400	Boeing Co.	$1,301,876
14,100	United Technologies Corp.	1,134,768

		2,436,644

Beverages (2.1%):
15,600	PepsiCo, Inc.	1,142,856

Biotechnology (5.3%):
14,800	Genentech, Inc. *	1,154,696
42,100	Gilead Sciences, Inc. *	1,720,627

		2,875,323

Chemicals (2.0%):
12,300	Monsanto Co.	1,054,602

Communications Equipment (9.3%):
10,000	Ciena Corp. * ^	380,800
43,900	Cisco Systems, Inc. *	1,453,530
19,300	Juniper Networks, Inc. *	706,573
27,000	QUALCOMM, Inc.	1,141,020
12,900	Research In Motion, Ltd. *	1,271,295

		4,953,218

Computers & Peripherals (5.2%):
8,000	Apple, Inc. *	1,228,320
23,700	EMC Corp. *	492,960
21,900	Hewlett-Packard Co.	1,090,401

		2,811,681

Diversified Financials (7.2%):
10,200	American Express Co.	605,574
36,800	Charles Schwab Corp.	794,880
3,900	Goldman Sachs Group, Inc.	845,286
12,100	Lazard, Ltd., Class A	513,040
7,500	NYSE Euronext ^	593,775
10,200	UBS AG ^	543,150

		3,895,705

Energy Equipment & Services (2.4%):
12,100	Schlumberger, Ltd.	1,270,500

Food & Drug Retailing (1.1%):
7,700	Costco Wholesale Corp.	472,549
2,400	Whole Foods Market, Inc. ^	117,504

		590,053

Health Care Equipment & Supplies (4.8%):
7,000	Alcon, Inc.	1,007,440
13,700	Baxter International, Inc.	771,036
1,700	Hologic, Inc. *	103,700
16,500	St. Jude Medical, Inc. *	727,155

		2,609,331

Hotels, Restaurants & Leisure (1.1%):
14,000	Marriott International, Inc., Class A	608,580

Household Products (3.4%):
15,100	Colgate-Palmolive Co.	1,076,932
11,140	Procter & Gamble Co.	783,588

		1,860,520

Industrial Conglomerates (3.8%):
36,600	General Electric Co.	1,515,240

	Security	Fair
Shares	Description	Value
8,900	Thermo Fisher Scientific, Inc. *	513,708

		2,028,948

Insurance (1.5%):
11,700	American International Group, Inc.	791,505

Internet Software & Services (6.2%):
7,900	Akamai Technologies, Inc. * ^	226,967
19,000	eBay, Inc. *	741,380
4,200	Google, Inc., Class A *	2,382,534

		3,350,881

IT Consulting & Services (0.7%):
8,200	Infosys Technologies, Ltd., ADR ^	396,798

Machinery (0.5%):
3,700	Caterpillar, Inc.	290,191

Media (4.0%):
34,500	News Corp., Class A	758,655
40,400	Walt Disney Co.	1,389,356

		2,148,011

Multiline Retail (2.5%):
6,100	Kohl’s Corp. *	349,713
21,200	Saks, Inc. ^	363,580
9,900	Target Corp.	629,343

		1,342,636

Oil & Gas (2.5%):
10,600	Marathon Oil Corp.	604,412
8,400	Occidental Petroleum Corp.	538,272
2,300	Suncor Energy, Inc.	218,063

		1,360,747

Pharmaceuticals (10.6%):
21,100	Abbott Laboratories	1,131,382
12,300	Elan Corp. plc, ADR * ^	258,792
10,200	Novartis AG, ADR	560,592
14,000	Roche Holding AG, ADR	1,264,937
27,900	Schering-Plough Corp.	882,477
20,300	Teva Pharmaceutical Industries, Ltd., ADR	902,741
15,300	Wyeth	681,615

		5,682,536

Semiconductor Equipment & Products (5.5%):
24,500	Applied Materials, Inc.	507,150
15,700	Broadcom Corp., Class A *	572,108
32,400	Intel Corp.	837,864
33,900	Marvell Technology Group, Ltd. *	554,943
14,400	NVIDIA Corp. *	521,856

		2,993,921

Software (5.0%):
35,300	Adobe Systems, Inc. *	1,541,198
35,200	Microsoft Corp.	1,036,992
1,700	VMware, Inc. — Class A * ^	144,500

		2,722,690

Specialty Retail (0.8%):
16,200	Lowe’s Cos., Inc.	453,924

Textiles, Apparel & Luxury Goods (3.1%):
21,600	Coach, Inc. *	1,021,032
10,900	NIKE, Inc., Class B	639,394

		1,660,426

Wireless Telecommunication Services (1.2%):
8,200	NII Holdings, Inc., Class B * ^	673,630

Total Common Stocks (Cost $42,947,989)		52,005,857

Collateral for Securities on Loan (6.6%):
3,545,639	Northern Trust Liquid Institutional Asset Portfolio	3,545,639

	Security	Fair
Shares	Description	Value
Total Collateral for Securities on Loan (Cost $3,545,639)		3,545,639

Deposit Account (3.8%):
2,068,133	TNT Offshore Deposit Account	2,068,133

Total Deposit Account (Cost $2,068,133)		2,068,133

Total Investment Securities (Cost $48,561,761) (a) — 106.7%		57,619,629
Net Other Assets (Liabilities) — (6.7)%		(3,613,857)

NET ASSETS — 100.0%		$54,005,772

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

ADR – American Depositary Receipt.

(a)	Cost for federal income tax purposes is $49,358,245. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,862,820
Unrealized depreciation	(1,601,436)

Net unrealized appreciation	$8,261,384

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as September 30, 2007:

Country	Percentage
United States	83.7%
Switzerland	6.2%
Canada	2.8%
Netherlands Antilles	2.4%
Bermuda	2.0%
Israel	1.7%
India	0.7%
Ireland	0.5%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (94.2%):
Banking & Financial Services (9.0%):
154,500	Citigroup, Inc.	$7,210,515
246,600	E*TRADE Financial Corp. *	3,220,596
20,600	Goldman Sachs Group, Inc.	4,464,844

		14,895,955

Computers (20.7%):
102,000	Cisco Systems, Inc. *	3,377,220
106,100	Electronic Arts, Inc. *	5,940,539
11,550	Google, Inc., Class A *	6,551,969
69,700	NAVTEQ Corp. *	5,434,509
478,400	Yahoo!, Inc. *	12,840,256

		34,144,493

E-Commerce (13.1%):
103,300	Amazon.com, Inc. *	9,622,395
219,700	eBay, Inc. *	8,572,694
108,600	Expedia, Inc. * ^	3,462,168

		21,657,257

Electronics (6.3%):
226,300	Jabil Circuit, Inc. ^	5,168,692
141,900	Texas Instruments, Inc.	5,192,121

		10,360,813

Energy (2.0%):
39,900	SunPower Corp., Class A * ^	3,304,518

Insurance (4.7%):
115,800	American International Group, Inc.	7,833,870

Manufacturing (6.7%):
44,300	Caterpillar, Inc.	3,474,449
183,600	General Electric Co.	7,601,040

		11,075,489

Media (4.3%):
502,400	XM Satellite Radio Holdings, Inc., Class A * ^	7,119,008

Services (15.9%):
38,600	FedEx Corp.	4,043,350
46,400	Fluor Corp.	6,680,672
38,600	Foster Wheeler, Ltd. * ^	5,067,408
167,400	Quanta Services, Inc. * ^	4,427,730
103,400	Shaw Group, Inc. (The) * ^	6,007,540

		26,226,700

Telecommunications (11.5%):
290,600	Nokia Oyj Corp., ADR ^	11,022,457
186,700	QUALCOMM, Inc.	7,889,942

		18,912,399

Total Common Stocks (Cost $128,116,088)		155,530,502

Collateral for Securities on Loan (12.0%):
19,812,528	Northern Trust Liquid Institutional Asset Portfolio	19,812,528

Total Collateral for Securities on Loan (Cost $19,812,528)		19,812,528

Deposit Account (5.4%):

	Security	Fair
Shares	Description	Value
8,901,691	NTRS London Deposit Account	8,901,691

Total Deposit Account (Cost $8,901,691)		8,901,691

Total Investment Securities (Cost $156,830,307) (a) — 111.6%		184,244,721
Net Other Assets (Liabilities) — (11.6)%		(19,094,248)

NET ASSETS — 100.0%		$165,150,473

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

ADR – American Depositary Receipt

(a)	Cost for federal income tax purposes is $157,774,541. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$32,765,388
Unrealized depreciation	(6,295,208)

Net unrealized appreciation	$26,470,180

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United states	90.2%
Finland	6.7%
Bermuda	3.1%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (98.2%):
Automobiles (0.8%):
85,400	General Motors Corp. ^	$3,134,180

Banking & Financial Services (12.0%):
33,800	Bear Stearns Companies, Inc.	4,150,978
91,300	Capital One Financial Corp. ^	6,065,059
214,500	Citigroup, Inc.	10,010,715
430,800	Countrywide Financial Corp. ^	8,189,508
10,300	Goldman Sachs Group, Inc.	2,232,422
373,100	JPMorgan Chase & Co.	17,095,442
10,500	NYSE Euronext ^	831,285

		48,575,409

Computers (18.7%):
209,700	CA, Inc. ^	5,393,484
235,000	Cisco Systems, Inc. *	7,780,850
133,700	Electronic Arts, Inc. * ^	7,485,863
33,725	Google, Inc., Class A *	19,131,181
176,200	Hewlett-Packard Co.	8,772,998
61,400	International Business Machines Corp.	7,232,920
233,800	Seagate Technology ^	5,980,604
504,800	Yahoo!, Inc. * ^	13,548,832

		75,326,732

Construction (1.1%):
37,400	Beazer Homes USA, Inc. ^	308,550
217,300	Pulte Homes, Inc. ^	2,957,453
64,500	Ryland Group, Inc. ^	1,382,235

		4,648,238

E-Commerce (17.5%):
382,800	Amazon.com, Inc. *	35,657,820
359,700	eBay, Inc. *	14,035,494
364,800	Expedia, Inc. * ^	11,629,824
325,600	IAC/InterActiveCorp * ^	9,660,552

		70,983,690

Electronics (2.3%):
180,200	Motorola, Inc.	3,339,106
164,400	Texas Instruments, Inc.	6,015,396

		9,354,502

Health Care (11.7%):
311,100	Aetna, Inc.	16,883,397
35,300	Amgen, Inc. *	1,996,921
116,300	Health Net, Inc. * ^	6,286,015
228,300	Pfizer, Inc.	5,577,369
347,000	UnitedHealth Group, Inc.	16,805,210

		47,548,912

Insurance (2.4%):
144,600	American International Group, Inc. ^	9,782,190

Manufacturing (10.0%):
122,900	Centex Corp. ^	3,265,453
151,375	Covidien Ltd. *	6,282,063
438,200	Eastman Kodak Co. ^	11,726,231
259,500	General Electric Co.	10,743,300
33,700	Nucor Corp. ^	2,004,139
143,775	Tyco International, Ltd.	6,374,984

		40,396,170

	Security	Fair
Shares	Description	Value
Media (4.2%):
328,825	DIRECTV Group, Inc. * ^	7,983,871
491,600	Time Warner, Inc. ^	9,025,776

		17,009,647

Oil/Gas (0.2%):
10,400	Exxon Mobil Corp.	962,624

Retail/Wholesale (3.2%):
3,600	Best Buy Company, Inc.	165,672
100,500	Sears Holdings Corp. * ^	12,783,600

		12,949,272

Telecommunications (9.3%):
1,991,600	Qwest Communications International, Inc. * ^	18,243,056
1,022,600	Sprint Nextel Corp.	19,429,400

		37,672,456

Utilities (4.8%):
981,400	AES Corp. * ^	19,667,256

Total Common Stocks (Cost $340,808,450)		398,011,278

Collateral for Securities on Loan (5.1%):
20,834,609	Northern Trust Liquid Institutional Asset Portfolio	20,834,609

Total Collateral for Securities on Loan (Cost $20,834,609)		20,834,609

Deposit Account (2.3%):
9,430,727	NTRS London Deposit Account	9,430,727

Total Deposit Account (Cost $9,430,727)		9,430,727

Total Investment Securities (Cost $371,073,786) (a) — 105.6%		428,276,614
Net Other Assets (Liabilities) — (5.6)%		(22,714,198)

NET ASSETS — 100.0%		$405,562,416

Percentages indicated are based on net assets as of September 30, 2007.

^	All or a portion of security is loaned as of September 30, 2007.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $373,606,507. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$84,536,513
Unrealized depreciation	(29,866,406)

Net unrealized appreciation	$54,670,107

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	95.4%
Bermuda	3.1%
Cayman Islands	1.5%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (99.3%):
Banking & Financial Services (7.6%):
122,141	Merrill Lynch & Co., Inc.	$8,706,210
89,532	Morgan Stanley	5,640,516
189,376	Nasdaq Stock Market, Inc. * ^	7,135,688

		21,482,414

Beverages (5.2%):
131,376	Coca-Cola Co.	7,550,179
98,542	PepsiCo, Inc.	7,219,187

		14,769,366

Biotechnology (13.9%):
216,488	Amgen, Inc. * ^	12,246,726
119,785	Biogen Idec, Inc. * ^	7,945,339
196,482	Genentech, Inc. *	15,329,525
99,216	Vertex Pharmaceuticals, Inc. *	3,810,887

		39,332,477

Computers (14.1%):
259,015	Akamai Technologies, Inc. * ^	7,441,501
171,404	Electronic Arts, Inc. *	9,596,910
215,817	Microsoft Corp.	6,357,969
365,024	Red Hat, Inc. * ^	7,253,027
341,381	Yahoo!, Inc. *	9,162,666

		39,812,073

E-Commerce (15.8%):
300,522	Amazon.com, Inc. * ^	27,993,624
246,036	eBay, Inc. *	9,600,325
246,711	IAC/InterActiveCorp * ^	7,319,915

		44,913,864

Electronics (10.4%):
343,349	Intel Corp.	8,879,005
457,409	Motorola, Inc.	8,475,789
328,544	Texas Instruments, Inc.	12,021,425

		29,376,219

Health Care (2.2%):
111,460	Medtronic, Inc.	6,287,459

Household (2.8%):
114,008	Procter & Gamble Co. ^	8,019,323

Insurance (7.0%):
110,778	American International Group, Inc.	7,494,132
103	Berkshire Hathaway, Inc. *	12,206,530

		19,700,662

Media (4.4%):
357,542	Time Warner, Inc.	6,564,471
167,456	Walt Disney Co. (The)	5,758,812

		12,323,283

Pharmaceuticals (3.6%):
94,733	Johnson & Johnson	6,223,958
164,240	Pfizer, Inc.	4,012,383

		10,236,341

Retail/Wholesale (5.0%):
161,092	Home Depot, Inc.	5,225,824
140,454	Wm. Wrigley Jr. Co.	9,021,361

		14,247,185

Shares
or
Principal	Security	Fair
Amount	Description	Value
Telecommunications (7.3%):
270,606	Cisco Systems, Inc. *	8,959,765
131,448	Juniper Networks, Inc. *	4,812,311
161,078	QUALCOMM, Inc.	6,807,156

		20,579,232

Total Common Stocks (Cost $224,324,163)		281,079,898

Collateral for Securities on Loan (17.3%):
48,824,935	Allianz Dresdner Daily Asset Fund#	48,824,935

Total Collateral for Securities on Loan (Cost $48,824,935)		48,824,935

U.S. Government Agencies (0.6%):
1,630,000	Federal Home Loan Bank, 4.00%, 10/1/07 (a)	1,630,000

Total U.S. Government Agencies (Cost $1,630,000)		1,630,000

Deposit Account (0.0%):
1,325	NTRS London Deposit Account	1,325

Total Deposit Account (Cost $1,325)		1,325

Total Investment Securities (Cost $274,780,423) (b) — 117.2%		331,536,158
Net Other Assets (Liabilities) — (17.2)%		(48,548,729)

NET ASSETS — 100.0%		$282,987,429

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of a security is loaned as of September 30, 2007.

#	Investment in affiliate.

(a)	The rate presented represents the effective yield at September 30, 2007.

(b)	Cost for federal income tax purposes is $278,294,812. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$62,652,811
Unrealized depreciation	(9,411,465)

Net unrealized appreciation	$53,241,346

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund

Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

Principal	Security	Amortized
Amount	Description	Cost
Certificates of Deposit (12.2%):
Banking, Financial Services & Asset Backed (12.2%):
$ 5,000,000	Bank of Nova Scotia, 5.07%, 12/31/07, *	$4,999,560
22,000,000	Bank of the West, 5.74%, 11/19/07, *	22,000,566
10,000,000	Fortis Bank NY, 5.76%, 12/12/07, *	9,999,608
5,200,000	Skandinaviska Enskilda Banken NY, 5.67%, 10/3/07	5,199,985
3,400,000	Skandinaviska Enskilda Banken NY, 5.70%, 2/4/08, *	3,399,758
2,300,000	Societe Generale NY, 5.08%, 6/29/08, *	2,298,791
9,000,000	State Street Bank and Trust Co., 5.69%, 10/15/07	9,000,000
16,435,000	Suntrust Bank, 5.12%, 1/28/08, *	16,436,030

Total Certificates of Deposit (Cost $73,334,298)		73,334,298

Commercial Paper (b) (52.5%):
Automobiles (3.3%):
17,000,000	Toyota Motor Credit Corp., 5.31%, 11/1/07	16,923,293
3,000,000	Toyota Motor Credit Corp., 5.28%, 12/26/07	2,962,733

Banking, Financial Services & Asset Backed (32.0%):		19,886,026

2,500,000	Amsterdam Funding Corp., 6.41%, 10/2/07 (c)	2,499,557
15,000,000	Amsterdam Funding Corp., 5.22%, 10/17/07 (c)	14,965,333
5,000,000	Bank of America Corp., 5.50%, 12/7/07	4,949,564
3,539,000	Barton Capital Corp, 5.32%, 10/24/07 (c)	3,527,017
20,000,000	Barton Capital Corp., 5.77%, 10/11/07 (c)	19,968,055
15,000,000	Ciesco LP, 5.58%, 10/22/07 (c)	14,951,700
11,000,000	Citigroup Funding Inc., 5.32%, 10/23/07	10,964,708
1,877,000	Citigroup Funding Inc., 5.58%, 2/6/08	1,840,561
10,000,000	General Electric Capital Corp., 5.31%, 10/26/07	9,963,611
10,500,000	Goldman Sachs Group, 5.32%, 10/16/07	10,477,359
5,000,000	HBOS Treasury Services plc, 5.34%, 11/8/07 (c)	4,972,186
1,805,000	Long Lane Master Trust, 6.38%, 10/12/07 (c)	1,801,498
5,000,000	Morgan Stanley, 5.58%, 11/21/07	4,961,042

Principal	Security	Amortized
Amount	Description	Cost
13,760,000	Old Line Funding Corp., 6.34%, 10/15/07 (c)	13,726,288
10,000,000	Old Line Funding Corp., 5.32%, 10/29/07 (c)	9,958,778
11,584,000	Societe Generale North America, 5.14%, 12/27/07	11,442,067
8,000,000	Swedbank Mortgage AB, 5.31%, 10/11/07	7,988,467
19,358,000	Tulip Funding Corp., 6.38%, 10/10/07 (c)	19,327,269
5,231,000	Tulip Funding Corp., 5.27%, 10/22/07 (c)	5,214,980
13,291,000	UBS Finance Delaware LLC, 5.39%, 11/7/07	13,217,918
5,000,000	UBS Finance Delaware LLC, 5.47%, 3/13/08	4,878,822

Industrials (6.4%):		191,596,780

10,000,000	Cargill Global Funding PLC, 5.69%, 10/12/07 (c)	9,982,736
18,268,000	Consolidated Edison Inc, 5.25%, 10/1/07	18,268,000
10,000,000	John Deere Capital Corp., 5.32%, 10/26/07 (c)	9,963,542

Insurance (10.8%):		38,214,278

25,000,000	Nyala Funding LLC, 5.27%, 10/25/07 (c)	24,912,499
9,500,000	Prudential PLC, 5.32%, 10/25/07 (c)	9,466,782
10,000,000	Prudential PLC, 5.38%, 2/11/08 (c)	9,811,583
5,000,000	Swiss RE Financial Products, 5.32%, 10/26/07 (c)	4,981,771
13,500,000	Swiss RE Financial Products, 5.40%, 11/15/07 (c)	13,410,225
2,000,000	Swiss RE Financial Products, 5.34%, 1/25/08 (c)	1,966,489

		64,549,349

Total Commercial Paper (b) (Cost $314,246,433)		314,246,433

Corporate Bonds (35.6%):
Automobiles (0.8%):
5,000,000	BMW US Capital, LLC, 5.75%, 9/4/08, * (c)	5,000,000

Banking, Financial Services & Asset Backed (34.0%):
13,000,000	American Express Credit Corp., 5.76%, 1/15/08, * MTN	13,001,486
5,000,000	American Express Credit Corp., 5.87%, 3/5/08, * MTN	5,000,668
5,000,000	Australia & New Zealand Banking Group, Ltd., 5.64%, 7/3/08, * MTN (c)	5,000,000
14,000,000	Bank of America, NA, 5.29%, 5/22/08	14,000,000
5,000,000	Caja Madrid EXLS, 5.36%, 8/12/08, *	5,000,000
5,000,000	Citigroup, Inc., 3.50%, 2/1/08	4,969,539
6,000,000	DNB NOR Bank ASA, 5.13%, 8/22/08, * (c)	5,999,683
15,000,000	General Electric Capital Corp., 5.42%, 1/3/08, * MTN	15,003,572

Principal	Security	Amortized
Amount	Description	Cost
2,300,000	General Electric Capital Corp., 5.66%, 3/4/08, * MTN	2,300,635
5,000,000	Goldman Sachs Group, Inc, 5.94%, 2/26/08, * MTN	5,008,949
5,000,000	Goldman Sachs Group, Inc., 5.46%, 7/29/08, *	4,989,157
10,000,000	HSBC Finance Corp., 5.81%, 9/6/08, * MTN	10,000,000
10,000,000	Irish Life & Permanent PLC, 5.20%, 8/20/08, * MTN (c)	9,999,492
10,000,000	JP Morgan Chase & Co., 5.43%, 1/25/08, *	9,992,626
15,000,000	JP Morgan Chase & Co., 5.80%, 8/11/08, * MTN	15,000,000
2,000,000	Kommunalkredit Austria, 5.16%, 8/22/08, * (c)	2,000,000
5,000,000	Merrill Lynch & Co., 5.75%, Rates Reset Monthly 8/15/08, *	4,985,712
5,400,000	Merrill Lynch & Co., 5.89%, 8/15/08, * MTN	5,400,000
5,000,000	Merrill Lynch & Co., 5.28%, 8/22/08, * MTN	5,000,000
5,000,000	Merrill Lynch & Co., 5.80%, 9/3/08, * MTN	5,000,000
8,000,000	Morgan Stanley, 5.49%, 1/18/08, * MTN	8,003,379
10,000,000	Morgan Stanley, 5.22%, 8/26/08, * MTN	10,001,172
5,000,000	Nationwide Building Society, 5.28%, 7/28/08, * (c)	5,001,459
9,500,000	Nordea Bank AB, 5.84%, 8/8/08, * (c)	9,500,190
6,000,000	Paccar Financial Corp., 5.80%, 8/12/08, * MTN	6,000,000
17,590,000	Wells Fargo & Co., 5.76%, 03/10/2008 3/10/08, * MTN	17,585,808
5,000,000	Wells Fargo & Co., 5.77%, 9/3/08, *	5,000,000

		208,743,527

Total Corporate Bonds (Cost $213,743,527)		213,743,527

Deposit Account (0.0%):
2,849	TNT Offshore Deposit Account	2,849

Total Deposit Account (Cost $2,849)		2,849

Total Investment Securities (Cost $601,327,107) (a) - 100.3%		601,327,107
Net Other Assets (Liabilities) - (0.3)%		(2,050,705)

NET ASSETS - 100.0%		$599,276,402

Percentages indicated are based on net assets as of September 30, 2007.

*	Variable rate security. The rate presented represents the rate in effect at September 30, 2007. The date presented represents the maturity date.

(a)	Also represents cost for federal tax purposes.

(b)	The rates presented represent the effective yields at September 30, 2007.

(c)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

MTN — Medium Term Note
See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (97.2%):
Consumer Discretionary (18.2%):
8,901	Adidas-Salomon AG ^	$583,957
4,100	Aoyama Trading Co.	103,904
23,150	DaimlerChrysler AG	2,334,862
2,700	Daito Trust Construction Co., Ltd.	129,732
52,677	David Jones, Ltd. ^	239,384
7,300	Electroloux AB	154,517
2,500	Fast Retailing Co., Ltd.	144,063
97,279	Galiform plc *	218,877
22,356	Game Group plc	87,731
26,850	Hennes & Mauritz AB	1,701,486
10,100	Honda Motor Co.	337,822
19,818	Indesit Co., SpA	341,609
22,000	Jardine Cycle & Carriage, Ltd.	272,964
36,124	Marks & Spencer plc	454,535
29,493	Next plc	1,183,862
6,000	Nikon Corp.	205,105
13,280	Psa Peugeot Citroen	1,095,798
9,338	Renault SA	1,351,364
916	SEB SA ^	170,354
17,900	Sony Corp.	860,855
882	Swatch Group AG, B Shares	289,217
7,900	Tokai Rika Co., Ltd.	218,878
22,200	Toyota Motor Corp.	1,299,757
4,095	Volkswagen AG	925,722

		14,706,355

Consumer Staples (4.7%):
22	Japan Tobacco Inc.	120,876
6,703	Kesko OYJ	444,834
5,641	Sfr Nestle SA, Class B	2,534,322
124,357	WM Morrison Supermarkets plc	717,482

		3,817,514

Energy (6.6%):
18,004	ENI SpA	664,733
21,791	Royal Dutch Shell plc	896,716
61,063	Royal Dutch Shell plc	2,504,278
4,500	TGS Nopec Geophysical Co. *	91,766
14,420	Total SA	1,166,613

		5,324,106

Financials (19.7%):
24,016	3I Group plc	489,446
1,995	ABN Amro Holding NV	104,749
28,474	Anglo Irish Bank Corp. plc	537,627
10,554	Australia & New Zeland Banking Group, Ltd.	277,448
26,998	Barclays plc	328,232
4,644	BNP Paribas	507,501
43,403	Challenger Financial Services Group, Ltd.	237,264
26,337	Commonwealth Bank of Australia	1,314,412
150,130	Corporacion Mapfre SA	678,078
16,944	Credit Agricole SA	652,915
3,731	Credit Suisse Group	247,520
55,000	Hang Lung Group, Ltd.	312,338
11,000	Hong Kong Exchanges & Clearing, Ltd.	335,721

	Security	Fair
Shares	Description	Value
19,558	ING Groep NV	867,237
13,369	Irish Life & Permanent plc	296,201
24,570	Lloyds TSB Group plc	272,488
9,000	Mitsubishi Estate Co., Ltd.	256,347
52	Mizuho Financial Group, Inc.	294,732
5,223	National Bank of Greece SA	331,706
159,000	New World Developments Co., Ltd. ^	439,183
25,600	Nordea AB	445,905
340,938	Old Mutual plc	1,117,162
630	ORIX Corp.	142,513
69,568	Royal Bank of Scotland Group plc	746,390
35,100	Skandinaviska Enskilda Banken AB	1,140,076
61,110	Standard Life plc	360,407
40	Sumitomo Mitsui Financial Group, Inc.	310,047
5,700	Swedbank AB	190,436
8,601	Swiss Re, Registered Shares	765,599
95,000	Wing Tai Holdings, Ltd.	246,077
5,603	Zurich Financial Services AG	1,679,502

		15,925,259

Health Care (2.0%):
7,906	Actelion Ltd. *	438,090
8,100	Chugai Pharmaceutical Company, Ltd.	133,528
4,500	Daiichi Sankyo Co., Ltd.	134,922
17,000	Kyowa Hakko Kogyo Co., Ltd.	174,453
9,000	Olympus Optical	369,033
5,000	Takeda Chemical Industries, Ltd.	351,080

		1,601,106

Industrials (15.3%):
12,402	ACS, Actividades de Construccion y Servicios SA	682,968
18,263	Aggreko plc	215,974
16,800	Alfa Laval AB	1,081,054
265,000	Cathay Pacific Airways, Ltd.	723,744
31,830	Deutsche Lufthansa AG	917,765
23	East Japan Railway Co.	181,275
2,700	FLSmidth & Co.	286,919
73,000	Itochu Corp.	884,251
94,000	Marubeni Corp.	856,478
18,976	Michael Page International plc	160,147
36,000	Mitsui & Co., Ltd.	873,790
12,000	Mitsui O.S.K. Lines, Ltd	194,361
122,000	Nippon Yusen	1,186,261
205,186	Qantas Airways, Ltd.	1,013,900
3,795	Sacyr Vallehermoso SA	132,509
27,000	Sandvik AB	579,494
6,300	Shima Seiki MFG., Ltd. ^	338,260
49,600	Sumitomo Corp.	957,944
21,400	Trelleborg AB, Class B	504,979
19,100	Volvo AB	332,846
4,071	Wienerberger AG ^	254,876

		12,359,795

Information Technology (5.8%):
6,587	Business Objects SA * ^	294,259
4,300	Canon, Inc.	232,962
4,700	Fuji Photo Film Co., Ltd.	216,069
41,500	Kingboard Chemical Holdings, Ltd.	264,353
7,400	Mitsumi Electric Co., Ltd.	301,343
1,700	Nintendo Co., Ltd.	880,155
31,000	Nippon Chemi-Con Corp.	273,325
9,890	Nokia Oyj	374,144
19,100	Star Micronics Co., Ltd.	588,195
17,000	Taiyo Yuden Co., Ltd.	335,596
14,729	Temenos Group AG *	344,447

	Security	Fair
Shares	Description	Value
18,000	Toshiba Corp.	167,316
35,000	Venture Corp., Ltd.	388,858

		4,661,022

Materials (11.7%):
8,630	Anglo American plc	575,742
4,153	Arcelormittal ^	326,907
10,372	BASF AG ^	1,436,681
16,923	BHP Billiton plc	600,971
11,416	BHP Billiton, Ltd. ^	448,596
36,667	Fletcher Building, Ltd.	352,009
5,900	JFE Holdings, Inc.	415,863
38,000	Lee & Man Paper Manufacturing, Ltd. ^	164,697
59,000	Nippon Steel Corp.	422,532
78,827	OneSteel, Ltd.	484,454
13,121	RHI AG *	603,241
1,322	Rio Tinto plc	113,339
2,083	Salzgitter AG	411,368
136,000	Sumitomo Metal Industries, Ltd.	787,457
7,228	Tessenderlo Chemie NV	418,354
19,262	ThyssenKrupp AG	1,223,197
3,115	Voestalpine AG	268,811
6,089	Xstrata plc	401,039

		9,455,258

Telecommunication Services (7.5%):
270,915	BT Group plc	1,701,962
63,529	France Telecom SA	2,127,525
68	KDDI Corp.	503,206
29	Nippon Telegraph and Telephone Corp.	135,341
26,165	Royal KPN NV	454,284
11,361	Telefonica SA	318,208
222,018	Vodafone Group plc	804,099

		6,044,625

Transportation (1.6%):
5,857	Air France-KLM	215,015
14,500	Orient Overseas International	137,997
14,500	SAS AB *	259,883
54,466	Singapore Airlines, Ltd.	680,815

		1,293,710

Utilities (4.1%):
52,000	China Resources Power Holdings Co.	159,880
12,159	E.On AG	2,244,549
73,111	Enel SpA	826,324
728	RWE AG	91,349

		3,322,102

Total Common Stocks (Cost $76,354,285)		78,510,852

Collateral for Securities on Loan (3.1%):
2,528,544	Northern Trust Liquid Institutional Asset Portfolio	2,528,544

Total Collateral for Securities on Loan (Cost $2,528,544)		2,528,544

Deposit Account (1.7%):
1,349,767	NTRS London Deposit Account	1,349,767

Total Deposit Account (Cost $1,349,767)		1,349,767

Total Investment Securities (Cost $80,232,596) (a) — 102.0%		82,389,163
Net Other Assets (Liabilities) — (2.0)%		(1,624,645)

NET ASSETS — 100.0%		$80,764,518

Percentages indicated are based on net assets as of September 30, 2007.

^	All or a portion of a security is loaned as of September 30, 2007.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $80,616,124. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,585,530
Unrealized depreciation	(2,812,491)

Net unrealized appreciation	$1,773,039

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
Japan	20.5%
United Kingdom	17.5%
Germany	12.7%
France	9.5%
Sweden	8.0%
Switzerland	7.9%
Australia	5.0%
Hong Kong	3.2%
Italy	2.3%
Spain	2.3%
Netherlands	2.2%
Singapore	2.0%
United States	1.7%
Austria	1.4%
Ireland	1.0%
Finland	1.0%
Belgium	0.5%
New Zealand	0.4%
Greece	0.4%
Denmark	0.4%
Norway	0.1%
100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (97.6%):
Consumer Discretionary (12.9%):
3,800	Abercrombie & Fitch Co.	$306,660
29,850	Aeropostale, Inc. * ^	568,941
23,100	Harley-Davidson, Inc.	1,067,451
18,700	J.C. Penney Company, Inc.	1,185,019
23,100	KB Home ^	578,886
54,300	Liz Claiborne, Inc. ^	1,864,119
23,200	Macy’s, Inc.	749,824
20,700	McGraw-Hill Companies, Inc. (The)	1,053,837
3,170	NVR, Inc. * ^	1,490,693
26,300	Ryland Group, Inc. (The) ^	563,609
31,700	Saks, Inc. ^	543,655
33,300	TJX Cos., Inc.	968,031
11,500	Whirlpool Corp.	1,024,650

		11,965,375

Consumer Staples (7.4%):
67,100	ConAgra Foods, Inc.	1,753,323
68,800	Constellation Brands, Inc., Class A * ^	1,665,648
22,000	NBTY, Inc. *	893,200
45,800	Smithfield Foods, Inc. * ^	1,442,700
64,400	Tyson Foods, Inc., Class A	1,149,540

		6,904,411

Energy (9.9%):
21,600	Canadian Natural Resources, Ltd. ^	1,636,200
29,600	Denbury Resources, Inc. *	1,322,824
8,100	National-Oilwell Varco, Inc. *	1,170,450
33,000	Noble Corp.	1,618,650
17,700	Oceaneering International, Inc. *	1,341,660
15,400	Southwestern Energy Co. *	644,490
34,805	Talisman Energy, Inc. ^	685,659
13,100	XTO Energy, Inc.	810,104

		9,230,037

Financials (18.6%):
51,500	Annaly Capital Management, Inc.	820,395
33,900	Assurant, Inc. ^	1,813,649
14,100	Bear Stearns Cos., Inc. ^	1,731,621
49,000	Colonial BancGroup, Inc. ^	1,059,380
21,900	Colonial Properties Trust ^	751,170
14,700	Developers Diversified Realty Corp. ^	821,289
27,300	Endurance Specialty Holdings, Ltd.	1,134,315
62,900	Fidelity National Financial, Inc., Class A	1,099,492
16,400	First Industrial Realty Trust, Inc. ^	637,468
35,800	iStar Financial, Inc. ^	1,216,842
57,500	Jefferies Group, Inc.	1,600,225
12,100	MGIC Investment Corp.	390,951
20,100	Morgan Stanley	1,266,300
25,100	PMI Group, Inc.	820,770
23,300	StanCorp Financial Group, Inc.	1,153,583
24,100	Ventas, Inc. ^	997,740

		17,315,190

Health Care (8.3%):
28,600	Aetna, Inc.	1,552,122

	Security	Fair
Shares	Description	Value
31,500	CIGNA Corp.	1,678,635
13,800	Coventry Health Care, Inc. *	858,498
21,400	Covidien, Ltd. *	888,100
34,800	Endo Pharmaceuticals Holdings, Inc. *	1,079,148
22,600	Shire plc, ADR	1,671,948

		7,728,451

Industrials (15.2%):
42,900	Chicago Bridge & Iron Co., New York Registered Shares ^	1,847,274
14,300	Eaton Corp.	1,416,272
32,200	Embraer Aircraft Corp., ADR ^	1,414,224
30,300	Joy Global, Inc.	1,541,058
13,800	L-3 Communications Holdings, Inc.	1,409,532
32,800	McDermott International, Inc. *	1,773,824
33,107	Ship Finance International, Ltd. ^	869,721
46,500	Spirit Aerosystems Holdings, Inc. *	1,810,710
22,400	Terex Corp. *	1,994,048

		14,076,663

Information Technology (7.7%):
57,700	Activision, Inc. *	1,245,743
11,100	Affiliated Computer Services, Inc., Class A *	557,664
61,700	Arris Group, Inc. * ^	761,995
20,300	Avnet, Inc. *	809,158
38,400	Check Point Software Technologies, Ltd. *	966,912
40,500	International Rectifier Corp. *	1,336,095
84,500	Take-two Interactive Software, Inc. * ^	1,443,260

		7,120,827

Materials (7.5%):
11,300	Cleveland-Cliffs, Inc. ^	994,061
19,200	Freeport-McMoRan Copper & Gold, Inc.	2,013,888
53,200	Sterlite Industries (India), Ltd. * ^	984,200
35,200	Teck Cominco, Ltd., Class B ^	1,679,392
12,000	United States Steel Corp.	1,271,280

		6,942,821

Utilities (10.1%):
20,300	Constellation Energy Group	1,741,537
63,700	DPL, Inc. ^	1,672,762
28,500	FirstEnergy Corp.	1,805,190
31,000	Mirant Corp. * ^	1,261,080
36,400	NRG Energy, Inc. * ^	1,539,356
29,300	PPL Corp.	1,356,590

		9,376,515

Total Common Stocks (Cost $83,262,627)		90,660,290

Collateral for Securities on Loan (23.7%):
21,990,969	Northern Trust Liquid Institutional Asset Portfolio	21,990,969

Total Collateral for Securities on Loan (Cost $21,990,969)		21,990,969

Deposit Account (2.6%):
2,382,132	NTRS London Deposit Account	2,382,132

Total Deposit Account (Cost $2,382,132)		2,382,132

Total Investment Securities (Cost $107,635,728) (a) — 123.9%		115,033,391
Net Other Assets (Liabilities) — (23.9)%		(22,184,103)

NET ASSETS — 100.0%		$92,849,288

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

ADR – American Depositary Receipt.

(a)	Cost for federal income tax purposes is $108,027,624. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,832,377
Unrealized depreciation	(5,826,610)

Net unrealized appreciation	$7,005,767

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	81.6%
Canada	4.3%
Bermuda	3.1%
Netherlands	2.0%
Panama	1.9%
United Kingdom	1.8%
Cayman Islands	1.7%
Brazil	1.5%
India	1.1%
Israel	1.0%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (96.8%):
Aerospace (2.5%):
68,200	Aerovironment, Inc. *	$1,569,282
30,800	DRS Technologies, Inc.	1,697,696
72,500	Orbital Sciences Corp. * ^	1,612,400

		4,879,378

Commercial Products (2.4%):
30,500	CoStar Group, Inc. *	1,630,225
32,400	Flotek Industries, Inc. * ^	1,430,460
18,900	RTI International Metals, Inc. *	1,498,014

		4,558,699

Consumer Discretionary (11.7%):
74,100	BJ’s Restaurants, Inc. * ^	1,559,805
227,371	Jamba, Inc. * ^	1,598,418
56,660	Life Time Finess, Inc. * ^	3,475,524
41,800	LKQ Corp. *	1,455,058
29,889	New Oriental Education & Technology Group, Inc., ADR *	1,989,412
112,198	Pinnacle Entertainment, Inc. *	3,055,152
53,800	Red Robin Gourmet Burgers, Inc. *	2,308,020
93,100	Smith & Wesson Holding Corp. * ^	1,777,279
25,100	Under Armor, Inc. * ^	1,501,482
66,322	Vistaprint, Ltd. * ^	2,478,453
403,000	Wet Seal, Inc. * ^	1,559,610

		22,758,213

Consumer Products (2.0%):
177,530	Force Protection, Inc. * ^	3,845,300

Consumer Services (1.0%):
84,301	Global Sources, Ltd. *	1,868,953

Consumer Staples (1.1%):
145,370	SunOpta, Inc. *	2,106,411

Energy (11.3%):
61,200	Aegean Marine Petroleum Network, Inc.	2,219,112
65,576	EnerNOC, Inc. *	2,503,692
96,069	North American Energy Partners, Inc. *	1,658,151
144,786	Parallel Petroleum Corp. *	2,459,914
201,300	Petrohawk Energy Corp. *	3,305,346
285,600	PetroQuest Energy, Inc. *	3,064,488
139,220	Quicksilver Resources, Inc. * ^	6,550,301

		21,761,004

Financial Services (5.4%):
160,035	CapitalSource, Inc.	3,239,109
251,300	Freedom Acquisition Holdings, Inc. * ^	2,827,125
78,170	Redwood Trust, Inc. — REIT ^	2,596,807
97,600	Triad Guaranty, Inc. * ^	1,851,472

		10,514,513

Health Care (20.9%):
89,202	Accuracy, Inc. *	1,557,467
32,100	AMAG Pharmaceuticals, Inc. * ^	1,836,120
283,933	Cardiome Pharma Corp. *	2,680,328
159,720	Cubist Pharmaceuticals, Inc. * ^	3,374,883

	Security	Fair
Shares	Description	Value
604,500	Durect Corp. * ^	3,312,660
78,495	Foxhollow Technologies, Inc. *	2,072,268
200,012	Halozyme Therapeutics, Inc. * ^	1,738,104
50,800	Hologic, Inc. * ^	3,098,800
44,864	Illumina, Inc. * ^	2,327,544
439,932	Indevus Pharmaceuticals, Inc. * ^	3,039,930
67,100	Martek Biosciences Corp. * ^	1,947,913
101,967	NxStage Medical, Inc. * ^	1,477,502
76,358	Phase Forward, Inc. *	1,527,924
255,563	Salix Pharmaceuticals, Inc. * ^	3,174,092
33,500	The Advisory Board Co. *	1,958,745
39,170	Ventana Medical Systems, Inc. *	3,365,095
106,955	Vital Images, Inc. * ^	2,087,762

		40,577,137

Industrials (10.1%):
60,000	Chart Industries, Inc. *	1,929,600
83,080	H&E Equipment Services, Inc. *	1,493,778
21,968	Huron Consulting Group, Inc. *	1,595,316
84,900	Knot, Inc. (The) * ^	1,804,974
260,260	LECG Corp. *	3,877,874
246,200	On Assignment, Inc. *	2,299,508
124,470	Resources Connection, Inc. ^	2,881,481
24,411	TransDigm Group, Inc. *	1,115,827
188,200	Turbochef Technologies, Inc. * ^	2,484,240

		19,482,598

Information Technology (20.3%):
108,900	Acme Packet, Inc. *	1,679,238
46,900	Ansoft Corp. *	1,546,762
130,700	Ariba, Inc. *	1,408,946
146,499	Commvault Systems, Inc. *	2,713,161
49,800	Concur Technologies, Inc. *	1,569,696
299,574	Innerworkings, Inc. * ^	5,161,661
112,810	Microsemi Corp. *	3,145,143
82,300	Netlogic Microsystems, Inc. * ^	2,971,853
159,653	RightNow Technologies, Inc. * ^	2,568,817
421,200	Sapient Corp. *	2,826,252
36,700	SPSS, Inc. *	1,509,838
36,400	Synchronoss Technologies, Inc. * ^	1,530,984
141,340	THQ, Inc. * ^	3,530,673
77,860	Ultimate Software Group, Inc. *	2,717,314
383,425	Wind River Systems, Inc. *	4,512,912

		39,393,250

Telecommunication Services (4.7%):
46,100	Atheros Commincations * ^	1,381,617
156,772	Cognet Communications Group, Inc. * ^	3,659,058
105,300	SAVVIS, Inc. * ^	4,083,534

		9,124,209

Transportation (2.4%):
134,100	American Commercial Lines * ^	3,182,193
106,200	Navios Maritime Holdings, Inc.	1,395,468

		4,577,661

Utilities (1.0%):
155,810	Basin Water, Inc. * ^	1,843,232

Total Common Stocks (Cost $170,897,432)		187,290,558

Collateral for Securities on Loan (31.9%):
61,660,465	Allianz Dresdner Daily Asset Fund#	61,660,465

Total Collateral for Securities on Loan (Cost $61,660,465)		61,660,465

Deposit Account (2.4%):
4,619,292	NTRS London Deposit Account	4,619,292

Total Deposit Account (Cost $4,619,292)		4,619,292

	Security	Fair
Shares	Description	Value
Total Investment Securities (Cost $237,177,189) (a) — 131.1%		253,570,315
Net Other Assets (Liabilities) — (31.1)%		(60,143,810)

NET ASSETS — 100.0%		$193,426,505

Percentages indicated are based on net assets as of September 30, 2007.

*		Non-income producing security.

^		All or a portion of security is loaned as of September 30, 2007.

#		Investment in affiliate.

ADR	–	American Depositary Receipt

REIT	–	Real Estate Investment Trusts

(a)		Cost for federal income tax purposes is $243,235,945. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$23,299,500
Unrealized depreciation	(12,965,130)

Net unrealized appreciation	$10,334,370

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	92.2%
Canada	3.4%
Bermuda	2.3%
Greece	1.1%
Cayman Islands	1.0%

100.0%
See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (96.0%):
Aerospace/Defense (1.9%):
159,900	Raytheon Co. ^	$10,204,818

Banking/Financial Services (9.7%):
498,445	Bank of New York Mellon Corp.	22,001,362
376,800	Lehman Brothers Holdings, Inc. ^	23,259,864
169,900	PMI Group, Inc. ^	5,555,730

		50,816,956

Consumer Discretionary (3.6%):
106,100	Brunswick Corp. ^	2,425,446
268,600	Family Dollar Stores, Inc. ^	7,134,016
159,400	Ford Motor Co. * ^	1,353,306
173,400	PetSmart, Inc. ^	5,531,460
56,000	Walgreen Co. ^	2,645,440

		19,089,668

Consumer Staples (3.1%):
52,600	Smithfield Foods, Inc. * ^	1,656,900
427,500	Yum! Brands, Inc. ^	14,462,325

		16,119,225

Energy (13.1%):
226,000	BP plc, ADR	15,673,100
203,700	Chevron Corp.	19,062,246
309,500	ConocoPhillips	27,164,815
104,100	Hess Corp.	6,925,773

		68,825,934

Financial Services (1.2%):
312,200	CapitalSource, Inc. ^	6,318,928

Financials (22.9%):
95,100	Allstate Corp. ^	5,438,769
31,100	American International Group, Inc.	2,103,915
394,897	Annaly Capital Management, Inc. — REIT ^	6,290,709
223,500	Bank of America Corp. ^	11,235,345
29,500	Capital One Financial Corp.	1,959,685
265,500	CIT Group, Inc.	10,673,100
941,100	Countrywide Financial Corp. ^	17,890,311
88,700	Hartford Financial Services Group, Inc. ^	8,209,185
340,400	J.P. Morgan Chase & Co.	15,597,128
351,470	MBIA, Inc. ^	21,457,245
126,200	Morgan Stanley ^	7,950,600
117,800	PNC Financial Services Group, Inc. ^	8,022,180
47,000	RenaissanceRe Holdings, Ltd. ^	3,074,270

		119,902,442

Food Items — Wholesale (5.3%):
141,300	SUPERVALU, Inc. ^	5,512,113
229,721	Sysco Corp.	8,175,770
451,600	Unilever, plc, ADR ^	14,302,172

		27,990,055

Health Care (8.3%):
151,200	Aetna, Inc. ^	8,205,624
95,100	ImClone Systems, Inc. * ^	3,931,434
245,500	Nektar Therapeutics, Inc. * ^	2,167,765

	Security	Fair
Shares	Description	Value
153,800	Regeneron Pharmaceuticals, Inc. * ^	2,737,640
169,900	Sepracor, Inc. * ^	4,672,250
123,800	Theravance, Inc. * ^	3,229,942
237,400	Wellpoint, Inc. * ^	18,735,608

		43,680,263

Industrials (11.8%):
118,100	3M Co.	11,051,798
155,800	Boeing Co. (The)	16,357,442
70,000	Brady Corp., Class A ^	2,511,600
216,300	ChoicePoint, Inc. *	8,202,096
701,500	D.R. Horton, Inc. ^	8,986,215
38,600	KLA-Tencor Corp. ^	2,153,108
556,200	Lennar Corp. ^	12,597,930

		61,860,189

Information Technology (1.6%):
120,800	Fairchild Semiconductor International, Inc. * ^	2,256,544
214,800	Microsoft Corp.	6,328,008

		8,584,552

Materials (1.3%):
22,100	Cleveland-Cliffs, Inc. ^	1,944,137
71,400	Companhia Vale do Rio Doce ADR ^	2,422,602
7,300	PPG Industries, Inc.	551,515
24,200	Rio Tinto, plc	2,074,738

		6,992,992

Retail/Wholesale (1.3%):
154,300	Wal-Mart Stores, Inc.	6,735,195

Telecommunication Services (2.6%):
51,300	Juniper Networks, Inc. *	1,878,093
311,500	Sprint Nextel Corp. ^	5,918,500
133,000	Verizon Communications, Inc. ^	5,889,240

		13,685,833

Utilities (8.3%):
29,600	Dominion Resources, Inc. ^	2,495,280
89,900	Duke Energy Corp. ^	1,680,231
417,600	General Electric Co.	17,288,640
602,500	Southern Co. ^	21,858,700

		43,322,851

Total Common Stocks (Cost $500,984,963)		504,129,901

Collateral for Securities on Loan (18.2%):
95,668,040	Northern Trust Liquid Institutional Asset Portfolio	95,668,040

Total Collateral for Securities on Loan (Cost $95,668,040)		95,668,040

Deposit Account (5.1%):
26,561,776	NTRS London Deposit Account	26,561,776

Total Deposit Account (Cost $26,561,776)		26,561,776

Total Investment Securities (Cost $623,214,779) (a) — 119.3%		626,359,717
Net Other Assets (Liabilities) — (19.3)%		(101,254,792)

NET ASSETS — 100.0%		$525,104,925

Percentages indicated are based on net assets as of September 30, 2007.

^	All or a portion of security is loaned as of September 30, 2007.

*	Non-income producing security.

ADR – American Depositary Receipt.

REIT – Real Estate Investment Trusts

(a)	Cost for federal income tax purposes is $623,921,803. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$29,566,336
Unrealized depreciation	(27,128,422)

Net unrealized appreciation	$2,437,914

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	92.9%
United Kingdom	6.0%
Bermuda	0.6%
Brazil	0.5%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (92.9%):
Automobiles & Components (3.3%):
84,200	Amtek Auto, Ltd.	$764,797
18,100	Bajaj Auto, Ltd.	1,150,139
11,400	Bharat Forge, Ltd.	81,959
48,239	Ford Otomotiv Sanayi A/S	511,799
13,901	Hyundai Motor Co.	1,119,883
5,730	Hyundai Motor Co., Preferred Shares	237,241
57,220	Kia Motors Corp. *	776,273
50,557	Mahindra & Mahindra, Ltd.	954,066
499,500	PT Astra International Tbk	1,050,400
5,900	Rico Auto Industries, Ltd.	5,591

		6,652,148

Banks (11.2%):
41,100	Banco Bradesco SA, ADR ^	1,207,107
94,570	Banco Bradesco SA, Preferred Shares	2,771,541
45,300	Banco Latinoamericano de Exportaciones SA ^	823,554
100,334	Bank Hapoalim BM	515,495
44,200	Commercial International Bank Corp.	605,390
67,652	Commercial International Bank Corp., GDR	912,754
585,000	Grupo Financiero Banorte, SA de CV	2,316,461
249,100	Grupo Financiero Inbursa, SA de CV	596,838
2,400	HDFC Bank, Ltd.	257,112
71,600	Housing Development Finance, Ltd.	4,537,920
50,000	HSBC Holdings plc ^	912,064
45,700	ICICI Bank, Ltd., ADR ^	2,409,304
275,000	Israel Discount Bank *	626,471
40,260	Jeonbuk Bank	375,629
10,500	Kookmin Bank, ADR ^	860,895
24,740	Korea Exchange Bank Co.	399,950
31,290	Pusan Bank Co.	571,174
13,349,900	TMB Bank Corp. *	752,382
322,591	Turkiye Vakiflar Bankasi TAO	1,099,120

		22,551,161

Capital Goods (8.1%):
20,700	Bharat Electronics, Ltd.	958,220
18,414	Bharat Heavy Electricals, Ltd.	941,375
72,100	Empresa Brasileira de Aeronautica SA, ADR	3,166,633
140,200	Empresas ICA, SA de CV *	845,559
5,357	GS Engineering & Construction Corp.	923,122
63,000	Hutchison Whampoa, Ltd.	673,292
9,190	Hyundai Development Co.	857,643
17,653	Hyundai Engineering & Construction Co., Ltd. *	1,679,542
532,700	Impulsora del Desarrollo y el Empleo en America Latina, SA de CV *	812,568

	Security	Fair
Shares	Description	Value
208,707	Koc Holdings A/S *	1,095,140
37,600	Larsen & Toubro, Ltd.	2,656,824
86,900	Murray & Roberts Holdings, Ltd.	1,126,097
16,100	Siemens India, Ltd.	547,148

		16,283,163

Consumer Durables & Apparel (2.2%):
128,800	Corporacion GEO, SA de CV, Series B *	565,259
6,300	Cyrela Brazil Realty SA Empreendimentos e Participacoes, GDR	1,681,142
19,540	Humax Co., Ltd.	390,034
49,955	Inventec Appliance Corp.	98,748
575,718	SARE Holding, SA de CV *	868,710
291,200	Steinhoff International Holdings, Ltd.	823,907

		4,427,800

Diversified Financials (2.3%):
931,000	Fubon Financial Holdings Co., Ltd.	792,200
199,700	Haci Omer Sabanci Holding A/S	1,280,050
168,500	Haci Omer Sabanci Holding A/S, ADR	269,516
319,113	Kiatnakin Finance Public Co., Ltd.	285,094
3,507	Mirae Asset Securities Co., Ltd.	333,804
32,800	Reliance Capital, Ltd.	1,299,982
305,000	TISCO Bank Public Co., Ltd.	279,471

		4,540,117

Energy (13.3%):
269,000	China Oilfield Services, Ltd. ^	614,244
491,500	China Shenhua Energy Co., Ltd.	2,939,054
303,200	Det Norske Oljeselskap, ASA * ^	629,581
27,600	LUKOIL, ADR ^	2,299,080
77,100	OAO Gazprom, Registered Shares, ADR ^	3,382,875
38,300	OAO TMK Co.	1,562,640
630,000	PetroChina Co., Ltd.	1,168,887
107,300	Petroleo Brasileiro SA, ADR ^	8,101,149
1,800	Petroleo Brasileiro SA, ADR, Class A	116,460
25,000	Reliance Industries, Ltd.	1,439,475
13,860	S-Oil Corp.	1,228,469
3,561	S-Oil Corp., Preferred Shares	270,905
19,380	Technip SA	1,732,260
17,200	Tenaris SA, ADR ^	905,064
18,500	Tupras-Turkiye Petrol Rafinerileri A/S	489,930

		26,880,073

Food & Drug Retailing (1.9%):
2,300	BIM Birlesik Magazalar AS	190,924
14,900	Companhia Brasileira de Distribuicao Grupo Pao De Acucar, ADR ^	451,768
77,200	Jeronimo Martins, SGPS, SA	473,355
84,800	Massmart Holdings, Ltd.	1,023,063
298,000	President Chain Store Corp.	831,121
1,298	Shinsegae Co., Ltd.	900,715

		3,870,946

Food, Beverages & Tobacco (4.1%):
38,890	Anadolu Efes Biracilik ve Malt Sanayii AS	406,578
5,800	Bunge, Ltd. ^	623,210
3,100	Companhia de Bebidas das Americas, ADR ^	219,449
14,056	Eastern Tobacco	985,081
33,750	Fomento Economico Mexicano, SA de CV, ADR	1,262,250
501,100	Fomento Economico Mexicano, SAB de CV	1,866,925

	Security	Fair
Shares	Description	Value
142,300	ITC, Ltd.	676,935
758,000	pt Gudang Garam Tbk	778,689
136,000	Sadia SA, Preferred Shares	760,917
14,974	Tiger Brands, Ltd.	395,989
36,527	United Breweries, Ltd.	350,301

		8,326,324

Health Care Equipments & Services (0.4%):
34,000	Diagnosticos da America SA	780,961

Hotels Restaurants & Leisure (0.3%):
501,600	Jollibee Foods Corp.	593,653

Household & Personal Products (1.8%):
1,327	Amorepacific Corp.	989,378
199,200	Hindustan Unilever, Ltd.	1,100,684
127,600	Natura Cosmeticos SA	1,528,831

		3,618,893

Insurance (1.6%):
149,000	Aksigorta A/S	1,029,570
717,932	Cathay Financial Holding Co., Ltd.	1,690,176
36,800	Liberty Group, Ltd.	467,833

		3,187,579

Materials (7.7%):
19,200	Anglo Platinum, Ltd. ^	2,908,146
33,600	AngloGold Ashanti, Ltd., ADR ^	1,575,504
9,400	Aracruz Celulose SA, ADR ^	691,746
71,100	Companhia Vale do Rio Doce, ADR ^	2,412,423
97,100	Companhia Vale do Rio Doce, ADR, Preferred Shares	2,762,495
25,364	FINETEC Corp.	536,000
30,500	Harmony Gold Mining Co., Ltd, ADR * ^	363,255
39,400	Impala Platinum Holdings, Ltd.	1,371,551
104,500	Polymetal-GDR * ^	674,025
5,254,000	PT Aneka Tambang Tbk	1,607,022
47,600	Yamana Gold, Inc. ^	560,728

		15,462,895

Media (1.1%):
113,400	Corporacion Interamericana de Entretenimiento, SA de CV, Class B *	322,519
41,600	Grupo Televisa SA, ADR	1,005,471
5,500	Net Servicos de Comunicacao SA, Preferred Shares *	90,816
136,000	Television Broadcasts, Ltd.	817,010

		2,235,816

Pharmaceuticals & Biotechnology (0.9%):
51,831	Aspen Pharmacare Holdings, Ltd.	252,400
48,937	Divi’s Laboratories, Ltd.	1,501,141

		1,753,541

Real Estate (2.1%):
54,000	Camargo Correa Desenvolvimento Imobiliario SA	364,028
6,000	Cyrela Commercial Properties, GDR * ^	151,957
96,185	Medinet Nasr Housing	842,436
9,174,934	SM Prime Holdings, Inc.	2,461,833
24,652	Solidere * ^	431,410

		4,251,664

Retailing (1.5%):
5,000	B2W Compania Global do Varejo	236,053
16,300	JD Group, Ltd.	137,866
244,390	Lojas Americanas SA, Preferred Shares	2,451,905

	Security	Fair
Shares	Description	Value
1,184,500	Ramayana Lestari Sentosa PT Tbk	110,437
8,325	Trent, Ltd.	118,144

		3,054,405

Semiconductors & Semiconductor Equipment (7.0%):
277,850	MediaTek, Inc.	4,991,464
5,683	Samsung Electronics Co., Ltd.	3,567,238
2,399,274	Taiwan Semiconductor Manufacturing Co., Ltd.	4,665,770
86,132	Taiwan Semiconductor Manufacturing Co., Ltd. ADR ^	871,656
1,374	Telechips, Inc.	27,023

		14,123,151

Software & Services (4.8%):
105,800	HCL Technologies, Ltd.	794,593
112,300	Infosys Technologies, Ltd.	5,321,968
18,300	SINA Corp. * ^	875,655
93,587	Tata Consultancy Services, Ltd.	2,487,534
24,000	Tencent Holdings, Ltd.	155,240

		9,634,990

Technology Hardware & Equipment (3.1%):
533,360	Hon Hai Precision Industry Co., Ltd. *	4,008,511
489,724	Lite-On Technology Corp.	763,205
13,972	Quanta Computer, Inc.	21,776
413,365	Synnex Technology International Corp.	1,159,607
471,000	Varitronix International, Ltd.	370,591

		6,323,690

Telecommunication Services (11.5%):
238,900	Advanced Information Service Public Co., Ltd.	613,490
48,700	America Movil, SA de CV, ADR, Series L	3,116,800
39,600	Bharti Airtel, Ltd. *	937,328
43,500	China Mobile, Ltd. ^	3,568,741
556,000	China Unicom, Ltd.	1,155,468
253,776	Orascom Telecom Holdings SAE	3,311,664
2,459,500	PT Indosat Tbk	2,068,239
2,901,500	PT Telekomunikasi Indonesia	3,505,301
33,500	SK Telecom Co., Ltd., ADR ^	994,950
40,900	Tele Norte Leste Participacoes SA	1,361,845
14,000	Tele Norte Leste Participacoes SA, Preferred Shares	317,140
250,001	Turkcell Iletisim Hizmetleri A/S	2,111,090

		23,062,056

Transportation (2.0%):
262,000	All America Latina Logistica	3,698,319
19,600	All America Latina Logistica, GDR	275,464

		3,973,783

Utilities (0.7%):
10,982,500	Electropaulo Metropolitana SA, Preferred Class B	730,708
73,580	Gail India, Ltd.	697,905

		1,428,613

Total Common Stocks (Cost $151,991,281)		187,017,422

Collateral for Securities on Loan (17.4%):
34,899,984	Northern Trust Liquid Institutional Asset Portfolio	34,899,984

Total Collateral for Securities on Loan (Cost $34,899,984)		34,899,984

Deposit Account (9.6%):
19,214,973	NTRS London Deposit Account	19,214,973

	Security	Fair
Shares	Description	Value
Total Deposit Account (Cost $19,214,973)		19,214,973

Total Investment Securities (Cost $206,106,238) (a) — 119.9%		241,132,379
Net Other Assets (Liabilities) — (19.9)%		(39,979,488)

NET ASSETS — 100.0%		$201,152,891

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

(a)	Cost for federal income tax purposes is $208,767,189. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$38,464,095
Unrealized depreciation	(6,098,905)

Net unrealized appreciation	$32,365,190

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
Brazil	16.8%
India	15.5%
United States	10.2%
Taiwan	9.7%
Korea	8.3%
Mexico	6.6%
South Africa	5.1%
Indonesia	4.4%
Turkey	3.9%
Russia	3.8%
Hong Kong	3.3%
Egypt	3.2%
China	2.3%
Philippines	1.5%
Thailand	0.9%
France	0.8%
Israel	0.6%
United Kingdom	0.4%
Luxembourg	0.4%
Cayman Islands	0.4%
Panama	0.4%
Norway	0.3%
Bermuda	0.3%
Canada	0.3%
Portugal	0.2%
Lebanon	0.2%
Tokelau	0.2%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (98.5%):
Automobiles & Components (2.8%):
36,565	Bayerische Motoren Werke AG (BMW)	$2,364,238
11,532	Bayerische Motoren Werke Pfd (BMW)	615,588
942	Porsche AG	2,010,734
26,300	Toyota Motor Corp.	1,539,802

		6,530,362

Banks (4.4%):
5,270	BNP Paribas SA	575,911
121,590	HSBC Holdings plc ^	2,217,958
13,600	ICICI Bank, Ltd., ADR ^	716,992
306	Resona Holdings, Inc. ^	522,800
278,157	Royal Bank of Scotland Group plc	2,984,323
11,674	Societe Generale	1,956,226
174	Sumitomo Mitsui Financial Group, Inc.	1,348,706

		10,322,916

Capital Goods (10.8%):
26,900	3M Co.	2,517,302
112,200	Assa Abloy AB, Class B	2,329,662
14,440	Boeing Co.	1,516,056
49,800	Emerson Electric Co.	2,650,356
48,700	Empresa Brasileira de Aeronautica SA, ADR	2,138,904
71,760	European Aeronautic Defence and Space Co. ^	2,204,213
6,200	Fanuc, Ltd.	630,891
1,692	Hyundai Heavy Industries Co., Ltd.	780,173
13,610	Lockheed Martin Corp.	1,476,549
84,000	Mitsubishi Electric Corp.	1,049,185
15,020	Northrop Grumman Corp.	1,171,560
24,900	Raytheon Co.	1,589,118
35,864	Siemens AG	4,918,577

		24,972,546

Commercial Services & Supplies (0.7%):
37,858	Experian Group, Ltd.	400,433
24,000	Secom Co, Ltd.	1,152,374

		1,552,807

Consumer Durables & Apparel (5.8%):
77,000	Bulgari SPA	1,213,921
77,624	Burberry Group plc	1,043,168
17,100	Coach, Inc. *	808,317
65,800	Koninklijke Philips Electronics NV	2,966,427
27,420	LVMH Moet Hennessy Louis Vuitton SA	3,284,164
29,500	Sega Sammy Holdings, Inc. ^	391,973
63,800	Sony Corp.	3,068,299
8,100	Tod’s SPA ^	680,963

		13,457,232

Diversified Financials (4.4%):
40,300	Credit Saison Co., Ltd.	1,035,682
50,852	Credit Suisse Group	3,373,589

	Security	Fair
Shares	Description	Value
55,264	Investor AB, B Shares	1,419,359
29,600	Morgan Stanley	1,864,800
36,580	Northern Trust Corp.	2,424,157

		10,117,587

Energy (6.0%):
25,470	BP plc, ADR	1,766,345
20,620	Chevron Corp.	1,929,620
69,620	Husky Energy, Inc.	2,902,000
29,600	Technip SA	2,645,763
16,580	Total SA	1,341,363
29,120	Transocean, Inc. *	3,292,015

		13,877,106

Food & Drug Retailing (2.0%):
24,885	Seven & I Holdings, Ltd.	640,617
232,033	Tesco plc	2,084,844
43,300	Wal-Mart Stores, Inc.	1,890,045

		4,615,506

Food, Beverages & Tobacco (3.3%):
182,321	Cadbury Schweppes plc	2,114,542
25,990	Companhia de Bebidas das Americas, ADR, Preferred Shares ^	1,900,649
53,316	Diageo plc	1,169,448
430,700	Fomento Economico Mexicano, SAB de CV	1,604,638
198,290	Grupo Modelo, SA de CV, Series C	952,010

		7,741,287

Health Care Equipments & Services (0.7%):
5,800	Hospira, Inc. *	240,410
2,100	IDEXX Laboratories, Inc. *	230,139
96,125	Smith & Nephew plc	1,175,583

		1,646,132

Hotels Restaurants & Leisure (2.7%):
59,900	Carnival Corp., Class A	2,900,957
33,050	International Game Technology	1,424,455
32,200	McDonald’s Corp.	1,753,934
16,400	Shuffle Master, Inc. * ^	245,180

		6,324,526

Household & Personal Products (2.7%):
25,900	Colgate-Palmolive Co.	1,847,188
234,600	Hindustan Unilever, Ltd.	1,296,287
54,163	Reckitt Benckiser plc	3,180,991

		6,324,466

Insurance (3.6%):
23,220	ACE, Ltd. ^	1,406,435
27,600	AFLAC, Inc.	1,574,304
26,200	American International Group, Inc.	1,772,430
3,100	Manulife Financial Corp. ^	127,847
143,580	Prudential plc	2,205,143
15,300	XL Capital, Ltd., Class A	1,211,760

		8,297,919

Materials (0.6%):
8,600	Praxair, Inc.	720,336
2,808	Syngenta AG	607,323

		1,327,659

Media (4.7%):
137,870	Dish TV India, Ltd. *	254,882
10,600	Getty Images, Inc. * ^	295,104
89,300	Grupo Televisa SA, ADR ^	2,158,381
63,310	Pearson plc	980,505
541,600	Sirius Satellite Radio, Inc. * ^	1,890,184
69,500	Walt Disney Co.	2,390,105
125,500	Wire and Wireless India, Ltd. *	142,163
80,330	WPP Group plc	1,087,154
213,200	Zee Telefilms, Ltd.	1,834,008

		11,032,486

	Security	Fair
Shares	Description	Value
Pharmaceuticals & Biotechnology (5.9%):
9,700	3SBio, Inc. * ^	139,971
16,800	Acadia Pharmaceuticals, Inc. * ^	252,840
38,100	Chugai Pharmaceutical Co., Ltd. ^	628,077
11,130	Genentech, Inc. *	868,363
48,000	Gilead Sciences, Inc. *	1,961,760
15,800	InterMune, Inc. * ^	302,254
8,500	Johnson & Johnson	558,450
15,690	Nektar Therapeutic * ^	138,543
12,332	NicOx SA * ^	295,365
5,400	Novo Nordisk A/S, Class B	653,400
4,100	Pharmion Corp. *	189,174
10,200	Regeneron Pharmaceuticals, Inc. * ^	181,560
15,518	Roche Holding AG	2,812,719
26,415	Sanofi-Aventis, ADR	2,239,107
23,300	Seattle Genetics, Inc. * ^	261,892
100,000	Shionogi & Co., Ltd.	1,539,358
24,000	Theravance, Inc. * ^	626,160

		13,648,993

Retailing (3.9%):
66,040	Hennes & Mauritz AB, Class B	4,184,960
38,600	Industria de Diseno Textil SA	2,597,221
45,000	Tiffany & Co.	2,355,750

		9,137,931

Semiconductors & Semiconductor Equipment (6.5%):
138,050	Advanced Micro Devices, Inc. * ^	1,822,260
69,200	Altera Corp. ^	1,666,336
48,800	Cree, Inc. * ^	1,517,680
28,600	Linear Technology Corp. ^	1,000,714
63,800	Maxim Integrated Products, Inc.	1,872,530
159,960	MediaTek, Inc.	2,873,616
1,923	Samsung Electronics Co., Ltd.	1,207,074
666,781	Taiwan Semiconductor Manufacturing Co., Ltd.	1,296,662
54,773	Taiwan Semiconductor Manufacturing Co., Ltd. ADR ^	554,303
46,300	Xilinx, Inc.	1,210,282

		15,021,457

Software & Services (10.2%):
58,000	Adobe Systems, Inc. *	2,532,280
57,200	Automatic Data Processing, Inc.	2,627,196
106,400	eBay, Inc. *	4,151,728
55,886	Infosys Technologies, Ltd.	2,648,473
79,500	Intuit, Inc. *	2,408,850
116,900	Microsoft Corp.	3,443,874
3,500	Nintendo Co., Ltd.	1,812,082
52,651	SAP AG	3,080,967
32,200	SQUARE ENIX Co., Ltd. ^	1,063,020

		23,768,470

Technology Hardware & Equipment (11.2%):
576,000	BenQ Corp. *	291,167
15,800	Canon, Inc.	855,999
36,800	Cisco Systems, Inc. *	1,218,448
101,470	Corning, Inc.	2,501,236
49,200	HOYA Corp.	1,673,564
118,570	Juniper Networks, Inc. * ^	4,340,847
4,830	Keyence Corp.	1,069,659
11,900	KYOCERA Corp.	1,112,110
29,800	Murata Manufacturing Co., Ltd.	2,139,046
8,300	Nidec Corp.	582,092
58,680	Tandberg ASA	1,415,163
2,284,750	Telefonaktiebolaget LM Ericsson, Class B	9,148,079

		26,347,410

Telecommunication Services (4.4%):

	Security	Fair
Shares	Description	Value
316	KDDI Corp.	2,338,429
78,660	SK Telecom Co., Ltd., ADR ^	2,336,202
1,501,876	Vodafone Group plc	5,439,459

		10,114,090

Transportation (0.4%):
17,500	TNT NV	733,115
1,100	United Parcel Service, Inc., Class B	82,610

		815,725

Utilities (0.8%):
48,300	Fortum OYJ	1,771,508

Total Common Stocks (Cost $173,145,413)		228,766,121

Collateral for Securities on Loan (11.2%):
26,107,931	Northern Trust Liquid Institutional Asset Portfolio	26,107,931

Total Collateral for Securities on Loan (Cost $26,107,931)		26,107,931

Deposit Account (1.5%):
3,522,946	NTRS London Deposit Account	3,522,946

Total Deposit Account (Cost $3,522,946)		3,522,946

Total Investment Securities (Cost $202,776,290) (a) — 111.2%		258,396,998
Net Other Assets (Liabilities) — (11.2)%		(26,116,652)

NET ASSETS — 100.0%		$232,280,346

Percentages indicated are based on net assets as of September 30, 2007.

^	All or a portion of a security is loaned as of September 30, 2007.

*	Non-income producing security.
ADR – American Depositary Receipt.
(a)	Cost for federal income tax purposes is $204,413,011. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$59,780,449
Unrealized depreciation	(5,796,462)

Net unrealized appreciation	$53,983,987

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	33.5%
United Kingdom	11.7%
Japan	11.3%
Sweden	7.4%
Germany	5.6%
France	5.3%
India	3.0%
Switzerland	2.9%
Cayman Islands	2.5%
Netherlands	2.5%
Taiwan	2.2%
Mexico	2.0%
Korea	1.9%
Brazil	1.7%
Canada	1.3%
Panama	1.3%
Spain	1.1%
Italy	0.8%
Finland	0.8%

Country	Percentage
Norway	0.6%
Denmark	0.3%
Jersey	0.2%
China	0.1%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (94.8%):
Automobiles & Components (4.7%):
29,662	Bayerische Motoren Werke AG (BMW)	$1,917,900
28,501	Continental AG	3,954,279
679,800	Ducati Motor Holding SPA *	1,667,988
33,574	Honda Motor Co., Ltd.	1,122,975
763	Porsche AG	1,628,652
32,300	Toyota Motor Corp.	1,891,088

		12,182,882

Banks (6.6%):
210,091	Anglo Irish Bank Corp. plc	3,888,512
22,808	Commerzbank AG	925,109
26,400	Housing Development Finance, Ltd.	1,673,200
46,800	ICICI Bank, Ltd., ADR ^	2,467,296
166,000	Joyo Bank, Ltd.	921,769
227	Mitsubishi Tokyo Financial Group, Inc.	2,054,568
197,516	Royal Bank of Scotland Group plc	2,119,133
10,279	Societe Generale	1,722,464
54,500	UniCredito Italiano SPA	467,263
101,559	UniCredito Italiano SPA	868,163

		17,107,477

Capital Goods (13.8%):
163,382	Aalberts Industries NV	3,895,300
215,105	ABB, Ltd.	5,639,003
18,450	Alstom SA	3,750,789
158,462	Bunzl plc	2,271,020
177,190	Ceres Power Holdings plc *	1,087,559
40,707	Demag Cranes AG	1,914,149
223,000	Empresa Brasileira de Aeronautica SA	2,464,929
6,869	Hyundai Heavy Industries Co., Ltd.	3,167,261
38,025	Koninklijke Boskalis Westminster NV, CVA	1,914,679
62,474	Leighton Holdings, Ltd. ^	2,838,878
15,513	Siemens AG	2,127,535
36,213	Takeuchi Manufacturing Co., Ltd.	2,062,261
60,600	Ushio, Inc.	1,098,439
9,370	Vinci SA	731,254
43,630	Wolseley plc	737,074

		35,700,130

Commercial Services & Supplies (2.9%):
320,730	Capita Group plc *	4,750,709
90,046	Experian Group, Ltd.	952,437
44,800	Prosegur Compania de Seguridad SA ^	1,627,754
5,900	Randstad Holding NV	318,908

		7,649,808

Consumer Durables & Apparel (4.6%):
41,510	Burberry Group plc	557,842
19,765	Compagnie Finaciere Richemont AG, Class A	1,309,855
29,664	Daito Trust Construction Co., Ltd.	1,425,323

	Security	Fair
Shares	Description	Value
22,100	Koninklijke Philips Electronics NV	996,323
55,700	Luxottica Group SPA	1,891,005
11,272	SEB SA ^	2,096,319
41,200	Sony Corp.	1,981,409
5,170	Swatch Group AG, Class B	1,695,298

		11,953,374

Diversified Financials (4.0%):
55,837	3i Group plc	1,137,958
472,350	Collins Stewart plc	1,983,076
40,800	Credit Saison Co., Ltd. ^	1,048,531
14,357	Credit Suisse Group	952,462
34,400	Mediobanca SPA ^	751,181
20,285	MLP AG	273,471
309,730	Tullet Prebon plc	2,731,296
26,626	UBS AG	1,430,659

		10,308,634

Energy (4.1%):
116,450	BG Group plc	2,014,218
20,000	BP plc, ADR	1,387,000
42,710	Technip SA	3,817,586
28,660	Total SA	2,318,664
15,700	Tsakos Energy Navigation, Ltd.	1,105,437

		10,642,905

Food & Drug Retailing (0.6%):
103,783	William Morrison Supermarkets plc	598,779
39,490	Woolworths, Ltd. ^	1,038,728

		1,637,507

Food, Beverages & Tobacco (4.5%):
3,870	Barry Callebaut AG, Registered Shares	2,847,155
170,800	C&C Group plc	1,411,572
62,054	Cadbury Schweppes plc	719,696
11,300	Carlsberg A/S, Class B	1,542,844
65,559	Foster’s Group, Ltd. ^	379,427
17,050	Heineken NV	1,118,608
9,329	Koninklijke Numico NV	723,340
2,200	Nestle SA	988,390
8,818	Pernod-Ricard SA	1,923,866

		11,654,898

Health Care Equipments & Services (6.1%):
18,180	Essilor International SA	1,139,968
1,900	Nobel Biocare Holding AG	514,069
149,800	Ortivus AB, Class B *	242,004
21,766	Phonak Holding AG	2,182,033
82,940	Smith & Nephew plc	1,014,334
4,570	Straumann Holding AG, Registered Shares	1,286,014
25,212	Synthes, Inc.	2,823,267
28,300	Terumo Corp.	1,424,847
59,000	William Demant Holding A\S *	5,230,327

		15,856,863

Hotels Restaurants & Leisure (1.4%):
32,400	Carnival Corp., Class A ^	1,569,133
57,760	Dignity plc	943,282
78,114	William Hill plc	1,027,390

		3,539,805

Household & Personal Products (0.7%):
13,650	L’Oreal SA	1,790,280

Insurance (1.6%):
111,533	AMP, Ltd. ^	1,040,462
64,674	Prudential plc	993,282
69,400	QBE Insurance Group, Ltd.	2,074,484

		4,108,228

Materials (5.4%):

	Security	Fair
Shares	Description	Value
157,100	Companhia Vale do Rio Doce, ADR, Preferred Shares	4,469,495
136,080	Filtrona plc	635,388
91,500	Impala Platinum Holdings, Ltd.	3,185,201
154,215	Nufarm, Ltd. ^	1,827,641
26,052	Rio Tinto plc	2,233,515
625	Sika AG	1,215,571
2,683	Syngenta AG	580,288

		14,147,099

Media (3.5%):
72,630	British Sky Broadcasting Group plc	1,032,270
12,343	Gestevision Telecinco SA	323,524
54,700	Grupo Televisa SA, ADR	1,322,099
263,100	Mediaset SPA	2,711,974
21,825	Publishing & Broadcasting, Ltd. ^	380,423
17,340	Societe Television Francaise 1	467,217
33,700	Vivendi Universal SA	1,421,147
166,000	Zee Telefilms, Ltd.	1,427,980

		9,086,634

Pharmaceuticals & Biotechnology (6.8%):
376,113	Art Advanced Research Technologies, Inc. *	75,646
11,200	Astella Pharma, Inc.	535,775
223,640	BTG plc *	454,915
18,300	CSL, Ltd.	1,751,280
14,382	GlaxoSmithKline plc	381,420
9,700	H. Lundbeck A/S ^	263,656
93,000	Marshall Edwards, Inc. *	290,160
238,700	Marshall Edwards, Inc., Private Equity *	619,999
48,545	Marshall Edwards, Inc., Private Equity *	58,781
10,000	Marshall Edwards, Inc., Private Equity *	62,934
35,400	NeuroSearch A/S * ^	2,630,166
188,934	NicOx SA * ^	4,525,176
709,669	Novogen, Ltd. * ^	1,179,396
7,629	Roche Holding AG	1,382,797
14,536	Sanofi-Aventis, ADR	1,232,166
5,205	Santhera Pharmaceuticals *	482,401
36,000	Shionogi & Co., Ltd.	554,169
15,700	Takeda Chemical Industries, Ltd.	1,102,390

		17,583,227

Real Estate (2.1%):
48,360	DIC Asset AG	1,688,284
72,400	Solidere, GDR *	1,267,000
73,000	Sumitomo Realty & Development Co., Ltd.	2,554,472

		5,509,756

Retailing (3.9%):
247,530	Carphone Warehouse Group plc	1,768,472
39,200	Hennes & Mauritz AB, Class B	2,484,106
37,000	Industria de Diseno Textil SA	2,489,564
57,220	Next plc	2,296,836
6,290	Pinault Printemps Redoute	1,182,420

		10,221,398

Semiconductors & Semiconductor Equipment (0.4%):
40,100	ASM International NV ^	1,146,058

Software & Services (6.1%):
142,740	Autonomy Corp., plc *	2,514,601
41,068	Infosys Technologies, Ltd.	1,946,238
7,200	Nintendo Co., Ltd.	3,727,712
174,850	Sage Group plc	891,723
26,571	SAP AG	1,554,849
19,700	SQUARE ENIX Co., Ltd.	650,357
36,316	United Internet AG, Registered Shares	805,203

	Security	Fair
Shares	Description	Value
9,982	Yahoo! Japan Corp.	3,771,746

		15,862,429

Technology Hardware & Equipment (9.6%):
36,150	Canon, Inc.	1,958,505
72,900	HOYA Corp. ^	2,479,732
9,120	Keyence Corp.	2,019,728
64,567	Logitech International SA *	1,922,588
41,200	Nidec Corp.	2,889,421
39,500	Nippon Electric Glass Co., Ltd.	633,779
32,900	Nokia OYJ	1,244,626
32,700	Omron Corp.	861,114
2,637	Phoenix Mecano AG	1,095,260
170,300	Tandberg ASA	4,107,059
1,448,100	Telefonaktiebolaget LM Ericsson, Class B	5,798,155

		25,009,967

Telecommunication Services (1.1%):
164	KDDI Corp.	1,213,615
427,330	Vodafone Group plc	1,547,694

		2,761,309

Utilities (0.3%):
21,200	Fortum OYJ	777,556

Total Common Stocks (Cost $180,242,347)		246,238,224

Collateral for Securities on Loan (8.2%):
21,440,146	Allianz Dresdner Daily Asset Fund#	21,440,146

Total Collateral for Securities on Loan (Cost $21,440,146)		21,440,146

Deposit Account (5.4%):
14,164,608	NTRS London Deposit Account	14,164,608

Total Deposit Account (Cost $14,164,608)		14,164,608

Total Investment Securities (Cost $215,847,101) (a) — 108.4%		281,842,978
Net Other Assets (Liabilities) — (8.4)%		(21,895,456)

NET ASSETS — 100.0%		$259,947,522

Percentages indicated are based on net assets as of September 30, 2007.

* Non-income producing security.

^ All or a portion of security is loaned as of September 30, 2007.

# Investment in affiliate.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

(a) Cost for federal income tax purposes is $217,636,139. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$72,610,078
Unrealized depreciation	(8,403,239)

Net unrealized appreciation	$64,206,839

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
Japan	15.4%
United Kingdom	15.3%
Switzerland	10.9%
France	10.8%
Germany	6.4%
United States	5.8%
Australia	4.8%
Netherlands	3.9%
Denmark	3.7%
Sweden	3.3%
Italy	3.2%
India	2.9%
Brazil	2.7%

Country	Percentage
Ireland	2.0%
Spain	1.7%
Norway	1.6%
South Africa	1.2%
Korea	1.2%
Finland	0.8%
Panama	0.6%
Mexico	0.5%
Lebanon	0.5%
Bermuda	0.4%
Jersey	0.4%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (99.5%):
Automobiles & Components (0.1%):
500	General Motors Corp. ^	$18,351
1,100	Goodyear Tire & Rubber Co. * ^	33,451
1,200	Lear Corp. *	38,520

		90,322

Banks (4.3%):
14,400	Fannie Mae	875,664
6,400	Fifth Third Bancorp	216,832
2,200	KeyCorp	71,126
600	MGIC Investment Corp.	19,386
600	PMI Group, Inc.	19,620
18,900	U.S. Bancorp ^	614,817
39,481	Wachovia Corp.	1,979,972
18,000	Washington Mutual, Inc. ^	635,580
45,200	Wells Fargo & Co.	1,610,024

		6,043,021

Capital Goods (8.2%):
7,600	3M Co.	711,208
300	Acuity Brands, Inc.	15,144
14,000	Boeing Co.	1,469,860
3,600	Caterpillar, Inc.	282,348
1,200	Cummins, Inc.	153,468
6,100	Eaton Corp.	604,144
1,800	General Dynamics Corp.	152,046
77,400	General Electric Co.	3,204,360
17,200	Honeywell International, Inc.	1,022,884
100	ITT Industries, Inc.	6,793
2,800	L-3 Communications Holdings, Inc.	285,992
400	Lennox International, Inc.	13,520
7,100	Lockheed Martin Corp.	770,279
9,100	Northrop Grumman Corp.	709,800
12,100	Raytheon Co.	772,222
600	Rockwell Automation, Inc.	41,706
600	Spx Corp.	55,536
400	Teleflex, Inc.	31,168
800	Thomas & Betts Corp. *	46,912
300	Toro Co. ^	17,649
14,500	Tyco International, Ltd.	642,930
6,600	United Technologies Corp.	531,168
1,300	USG Corp. * ^	48,815

		11,589,952

Commercial Services & Supplies (0.0%):
700	ChoicePoint, Inc. *	26,544
600	Robert Half International, Inc.	17,916

		44,460

Consumer Durables & Apparel (0.5%):
700	Black & Decker Corp.	58,310
800	Centex Corp. ^	21,256
300	Fossil, Inc. * ^	11,208
1,000	KB HOME ^	25,060
1,100	Lennar Corp.	24,915
6,500	Nike, Inc., Class B	381,290
100	NVR, Inc. * ^	47,025
300	Polo Ralph Lauren Corp.	23,325
200	Stanley Works	11,226

	Security	Fair
Shares	Description	Value
600	Tempur-Pedic International, Inc. ^	21,450
1,000	Toll Brothers, Inc. * ^	19,990

		645,055

Diversified Financials (12.5%):
11,200	Ameriprise Financial, Inc.	706,832
66,708	Bank of America Corp.	3,353,411
15,956	Bank of New York Mellon Corp.	704,298
3,900	Bear Stearns Cos., Inc. ^	478,959
72,200	Citigroup, Inc.	3,369,574
4,150	Discover Financial Services *	86,320
9,200	Goldman Sachs Group, Inc.	1,994,008
1,900	Janus Capital Group, Inc. ^	53,732
59,484	JPMorgan Chase & Co.	2,725,557
4,400	Lehman Brothers Holdings, Inc. ^	271,612
21,500	Merrill Lynch & Co., Inc.	1,532,520
26,400	Morgan Stanley	1,663,200
4,600	Standard & Poors Depositary Receipt Trust Series 1	701,868

		17,641,891

Energy (12.9%):
6,200	Anadarko Petroleum Corp.	333,250
42,777	Chevron Corp.	4,003,072
24,439	ConocoPhillips	2,145,011
1,000	Dresser-Rand Group, Inc. *	42,710
77,700	Exxon Mobil Corp.	7,191,911
1,400	Global Industries, Ltd. * ^	36,064
100	Hess Corp.	6,653
300	Holly Corp.	17,949
10,200	Marathon Oil Corp. ^	581,604
12,700	Occidental Petroleum Corp.	813,816
300	Overseas Shipholding Group, Inc.	23,049
21,600	Schlumberger, Ltd.	2,268,000
1,200	Tesoro Petroleum Corp.	55,224
12,900	Valero Energy Corp.	866,622

		18,384,935

Food & Drug Retailing (1.0%):
6,300	Costco Wholesale Corp.	386,631
15,300	Kroger Co.	436,356
17,100	Safeway, Inc.	566,181

		1,389,168

Food, Beverages & Tobacco (4.7%):
44,200	Altria Group, Inc.	3,073,226
16,600	Coca-Cola Co.	954,002
13,400	ConAgra Foods, Inc.	350,142
4,600	General Mills, Inc.	266,846
8,900	H.J. Heinz Co.	411,180
4,500	Kellogg Co.	252,000
11,900	PepsiCo, Inc.	871,794
25,400	Sara Lee Corp.	423,926
700	UST, Inc.	34,720

		6,637,836

Health Care Equipments & Services (6.0%):
17,300	Aetna, Inc.	938,871
800	AmerisourceBergen Corp.	36,264
8,500	Baxter International, Inc.	478,380
800	Cardinal Health, Inc.	50,024
8,100	CIGNA Corp.	431,649
600	Coventry Health Care, Inc. *	37,326
5,300	Covidien, Ltd. *	219,950
8,300	Express Scripts, Inc. *	463,306
1,000	Health Net, Inc. *	54,050
1,000	Humana, Inc. *	69,880
200	Intuitive Surgical, Inc. *	46,000
900	Kinetic Concepts, Inc. *	50,652
300	Lincare Holdings, Inc. *	10,995
10,000	McKesson Corp.	587,900

	Security	Fair
Shares	Description	Value
9,400	Medco Health Solutions, Inc. *	849,666
1,600	Medtronic, Inc.	90,256
41,970	UnitedHealth Group, Inc.	2,032,608
23,407	Wellpoint, Inc. *	1,847,280
2,200	Zimmer Holdings, Inc. *	178,178

		8,473,235

Hotels Restaurants & Leisure (0.7%):
600	Apollo Group, Inc. * ^	36,090
442	Chipotle Mexican Grill, Inc. * ^	47,294
500	ITT Educational Services, Inc. *	60,845
1,900	Marriott International, Inc., Class A	82,593
5,900	McDonald’s Corp.	321,373
700	Wyndham Worldwide Corp.	22,932
14,200	YUM! Brands, Inc.	480,386

		1,051,513

Household & Personal Products (0.9%):
500	NBTY, Inc. *	20,300
18,052	Procter & Gamble Co.	1,269,778

		1,290,078

Insurance (6.2%):
5,300	ACE, Ltd.	321,021
12,500	Allstate Corp.	714,875
500	Ambac Financial Group, Inc.	31,455
39,900	American International Group, Inc.	2,699,235
6,100	Aon Corp. ^	273,341
600	Assurant, Inc.	32,100
14,800	Chubb Corp.	793,872
3,700	CNA Financial Corp. ^	145,484
600	First American Financial Corp. ^	21,972
22,900	Genworth Financial, Inc.	703,717
400	HCC Insurance Holdings, Inc.	11,456
5,200	Lincoln National Corp.	343,044
600	MBIA, Inc.	36,630
8,200	MetLife, Inc.	571,786
9,000	Principal Financial Group, Inc.	567,810
500	SAFECO Corp.	30,610
17,300	Travelers Cos., Inc. (The)	870,882
7,200	XL Capital, Ltd., Class A	570,240

		8,739,530

Materials (2.1%):
600	AK Steel Holding Corp. *	26,370
300	Ashland, Inc. ^	18,063
200	Carpenter Technology Corp. ^	26,002
700	Celanese Corp., Class A	27,286
400	CF Industries Holdings, Inc.	30,364
17,000	Dow Chemical Co.	732,020
16,000	International Paper Co.	573,920
8,200	Nucor Corp.	487,654
1,400	Owens-Illinois, Inc. *	58,030
500	Packaging Corp. of America	14,535
200	Scotts Co., Class A ^	8,550
4,400	Southern Copper Corp. ^	544,852
500	Steel Dynamics, Inc.	23,350
1,000	Terra Industries, Inc. * ^	31,260
3,100	United States Steel Corp.	328,414
1,300	Weyerhaeuser Co.	93,990

		3,024,660

Media (3.9%):
15,400	CBS Corp., Class B	485,100
20,600	Clear Channel Communications, Inc.	771,264
8,200	EchoStar Communications Corp., Class A *	383,842
9,100	Gannett Co., Inc.	397,670
1,600	Liberty Global, Inc., Class A *	65,632
500	Liberty Media Corp. — Capital *	62,415

	Security	Fair
Shares	Description	Value
6,400	Omnicom Group, Inc.	307,776
47,600	Time Warner, Inc.	873,936
16,882	Viacom Inc., Class B *	657,892
42,700	Walt Disney Co.	1,468,453

		5,473,980

Pharmaceuticals & Biotechnology (5.5%):
12,300	Amgen, Inc. *	695,811
9,200	Biogen Idec, Inc. *	610,236
9,500	Bristol-Myers Squibb Co.	273,790
1,800	Eli Lilly & Co.	102,474
200	Endo Pharmaceuticals Holdings, Inc. *	6,202
11,400	Forest Laboratories, Inc. *	425,106
2,800	Genentech, Inc. *	218,456
600	Invitrogen Corp. *	49,038
36,000	Johnson & Johnson	2,365,200
4,200	King Pharmaceuticals, Inc. *	49,224
98,600	Pfizer, Inc.	2,408,798
1,300	Sepracor, Inc. *	35,750
12,900	Wyeth	574,695

		7,814,780

Real Estate (0.1%):
1,900	General Growth Properties, Inc.	101,878

Retailing (1.7%):
1,100	AutoNation, Inc. * ^	19,492
500	AutoZone, Inc. *	58,070
1,600	Big Lots, Inc. * ^	47,744
1,200	Chico’s FAS, Inc. *	16,860
1,300	Dollar Tree Stores, Inc. *	52,702
1,900	Family Dollar Stores, Inc.	50,464
22,700	Home Depot, Inc.	736,388
200	J.C. Penney Co., Inc.	12,674
15,400	Macy’s, Inc.	497,728
300	Men’s Wearhouse, Inc.	15,156
2,300	RadioShack Corp. ^	47,518
3,900	Sears Holdings Corp. * ^	496,080
100	Target Corp.	6,357
11,700	TJX Cos., Inc.	340,119

		2,397,352

Semiconductors & Semiconductor Equipment (2.4%):
9,000	Analog Devices, Inc.	325,440
33,900	Applied Materials, Inc.	701,730
3,400	Atmel Corp. * ^	17,544
1,800	Integrated Device Technology, Inc. * ^	27,864
33,700	Intel Corp.	871,482
800	Intersil Corp.	26,744
700	KLA Tencor Corp.	39,046
600	Lam Research Corp. *	31,956
1,800	Linear Technology Corp. ^	62,982
2,300	National Semiconductor Corp.	62,376
1,800	Novellus Systems, Inc. * ^	49,068
5,900	NVIDIA Corp. *	213,816
3,400	Teradyne, Inc. *	46,920
24,200	Texas Instruments, Inc.	885,478
500	Varian Semiconductor Equipment Associates, Inc. *	26,760
2,300	Xilinx, Inc.	60,122

		3,449,328

Software & Services (8.0%):
18,900	Accenture, Ltd., Class A	760,725
1,600	Activision, Inc. * ^	34,544
10,600	Adobe Systems, Inc. *	462,796
900	Affiliated Computer Services Inc., Class A *	45,216
300	ANSYS, Inc. * ^	10,251

	Security	Fair
Shares	Description	Value
1,400	Autodesk, Inc. *	69,958
16,200	Automatic Data Processing, Inc.	744,066
4,100	BEA Systems, Inc. *	56,867
1,800	BMC Software, Inc. *	56,214
2,900	CA, Inc.	74,588
800	Cadence Design Systems, Inc. *	17,752
600	Check Point Software Technologies, Ltd. * ^	15,108
800	Citrix Systems, Inc. *	32,256
500	Cognos, Inc. * ^	20,765
1,200	Computer Sciences Corp. *	67,080
3,400	Compuware Corp. *	27,268
2,300	Convergys Corp. *	39,928
600	DST Systems, Inc. * ^	51,486
10,600	eBay, Inc. *	413,612
26,200	Electronic Data Systems Corp.	572,208
700	Fidelity National Information Services, Inc.	31,059
300	Gartner Group, Inc. *	7,338
2,500	Google, Inc., Class A *	1,418,175
700	Hewitt Associates, Inc., Class A * ^	24,535
2,300	Intuit, Inc. *	69,690
2,700	MasterCard, Inc., Class A ^	399,519
1,300	McAfee, Inc. *	45,331
200	MICROS Systems, Inc. * ^	13,014
148,600	Microsoft Corp.	4,377,756
4,200	Novell, Inc. *	32,088
42,800	Oracle Corp. *	926,620
2,400	Red Hat, Inc. * ^	47,688
500	Salesforce.com, Inc. *	25,660
15,700	Symantec Corp. *	304,266
1,200	Synopsys, Inc. *	32,496
1,000	VeriSign, Inc. *	33,740

		11,361,663

Technology Hardware & Equipment (13.2%):
18,200	Agilent Technologies, Inc. *	671,216
10,800	Apple Computer, Inc. *	1,658,232
1,100	Arrow Electronics, Inc. *	46,772
1,400	Avnet, Inc. *	55,804
2,800	Brocade Communication Systems, Inc. * ^	23,968
120,300	Cisco Systems, Inc. *	3,983,132
400	Commscope, Inc. *	20,096
24,600	Dell, Inc. *	678,960
42,700	EMC Corp. *	888,160
2,100	Foundry Networks, Inc. * ^	37,317
60,400	Hewlett-Packard Co.	3,007,316
29,900	International Business Machines Corp.	3,522,220
23,800	Juniper Networks, Inc. *	871,318
1,300	Lexmark International, Inc. *	53,989
36,600	Motorola, Inc.	678,198
1,300	NCR Corp. *	64,740
2,500	Network Appliance, Inc. *	67,275
39,300	QUALCOMM, Inc.	1,660,818
700	Tektronix, Inc.	19,418
6,400	Tyco Electronics, Ltd.	226,752
2,300	Western Digital Corp. *	58,236
33,700	Xerox Corp. *	584,358

		18,878,295

Telecommunication Services (3.5%):
7,900	Alltel Corp.	550,472
26,599	AT&T, Inc.	1,125,404
1,200	CenturyTel, Inc.	55,464
1,100	Embarq Corp.	61,160
77,800	Qwest Communications International, Inc. * ^	712,648

	Security	Fair
Shares	Description	Value
53,519	Sprint Nextel Corp.	1,016,861
500	Telephone and Data Systems, Inc. ^	33,375
30,400	Verizon Communications, Inc.	1,346,112
1,200	Windstream Corp.	16,944

		4,918,440

Transportation (0.2%):
2,300	AMR Corp. * ^	51,267
1,500	Continental Airlines, Class B * ^	49,545
700	Laidlaw International, Inc. ^	24,654
500	Northwest Airlines Corp. *	8,900
600	UAL Corp. *	27,918
200	United Parcel Service, Inc., Class B	15,020
1,600	US Airways Group, Inc. * ^	42,000

		219,304

Utilities (0.9%):
1,200	American Electric Power Co., Inc.	55,296
7,900	Edison International	438,055
5,800	PG&E Corp.	277,240
4,200	Progress Energy, Inc. ^	196,770
5,300	Sempra Energy	308,036

		1,275,397

Total Common Stocks (Cost $124,477,974)		140,936,073

Collateral for Securities on Loan (4.1%):
5,840,914	Northern Trust Liquid Institutional Asset Portfolio	5,840,914

Total Collateral for Securities on Loan (Cost $5,840,914)		5,840,914

Deposit Account (0.6%):
836,459	NTRS London Deposit Account	836,459

Total Deposit Account (Cost $836,459)		836,459

Total Investment Securities (Cost $131,155,347) (a) — 104.2%		147,613,446
Net Other Assets (Liabilities) — (4.2)%		(5,981,398)

NET ASSETS — 100.0%		$141,632,048

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

(a)	Cost for federal income tax purposes is $132,858,111. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$19,015,154
Unrealized depreciation	(4,259,819)

Net unrealized appreciation	$14,755,335

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	96.4%
Netherlands Antilles	1.6%
Bermuda	1.3%
Cayman Islands	0.7%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund

Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

Shares
or
Principal	Security	Fair
Amount	Description	Value
Asset Backed Securities (15.2%):
$ 168,747	Accredited Mortgage Loan Trust, Series 06-2, Class A1, 5.17%, 9/25/36, #	$167,854
64,176	ACE Securities Corp Home Equity Loan Trust, Series 06-ASP5, Class A2A, 5.21%, 10/25/36, #	63,835
137,841	ACE Securities Corp Home Equity Loan Trust, Series 06-HE4, Class A2A, 5.57%, 10/25/36, #	137,001
200,591	Amortizing Residential Collateral Trust, Series 01-BC6, Class A, 5.48%, 10/25/31, #	198,774
12,433	Argent Securities, Inc., Series 06-W3, Class A2A, 5.20%, 4/25/36, #	12,422
49,555	Argent Securities, Inc., Series 06-M2, Class A2A, 5.18%, 9/25/36, #	49,306
95,142	Asset Backed Funding Certificates, Series 06-OPT2, Class A3A, 5.19%, 10/25/36, #	94,583
65,787	Asset Backed Funding Certificates, Series 06-HE1, Class A2A, 5.19%, 1/25/37, #	65,422
21,014	Asset Backed Securities Corp. Home Equity Loan Trust, Series 04-HE6, Class A1, 5.41%, 9/25/34, #	20,542
3,520	Carrington Mortgage Loan Trust, Series 06-OPT1, Class A1, 5.20%, 2/25/36, #	3,519
106,641	Carrington Mortgage Loan Trust, Series 06-RFC1, Class A1, 5.17%, 5/25/36, #	106,241
487,857	Carrington Mortgage Loan Trust, Series 06-NC5, Class A1, 5.18%, 1/25/37, #	484,884
200,000	Chase Credit Card Master Trust, Series 03-6, Class A, 5.86%, 2/15/11, #	199,880
200,000	Chase Issuance Trust, Series 06-A3, Class A3, 5.74%, 7/15/11, #	198,938
97,002	Chase Manhattan Auto Owner Trust, Series 06-B, Class A2, 5.28%, 10/15/09	96,992
39,321	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH2, Class A1, 5.55%, 8/25/36, #	39,146
600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH3, Class A2, 5.61%, 10/25/36, #	589,297
700,000	Countrywide Asset-Backed Certificates, 5.31%, Series 2006-06, Class 2A2, 9/25/36, #	687,531
69,930	Countrywide Asset-Backed Certificates, Series 06-13, Class 3AV1, 5.18%, 1/25/37, #	69,688
124,036	Countrywide Asset-Backed	123,416

Shares
or
Principal	Security	Fair
Amount	Description	Value
	Certificates, Series 06-19, Class 2A1, 5.19%, 3/25/37, #
78,198	Countrywide Asset-Backed Certificates, Series 06-22, Class 2A1, 5.18%, 5/25/37, #	77,517
145,763	Countrywide Asset-Backed Certificates, Series 06-21, Class 2A1, 5.18%, 5/25/37, #	144,807
540,134	Countrywide Asset-Backed Certificates, Series 06-24, Class 2A1, 5.18%, 5/25/37, #	536,336
527,097	Countrywide Asset-Backed Certificates, Series 06-23, Class 2A1, 5.18%, 11/25/37, #	523,802
56,228	Countrywide Asset-Backed Certificates, Series 06-15, Class A1, 5.24%, 10/25/46, #	56,044
45,670	Countrywide Asset-Backed Certificates, Series 06-16, Class 2A1, 5.18%, 12/25/46, #	45,556
159,285	Countrywide Asset-Backed Certificates, Series 06-17, Class 2A1, 5.18%, 3/25/47, #	158,489
75,479	Credit-Based Asset Servicing and Securitization, Series 06-CB9, Class A1, 5.19%, 11/25/36, #	75,010
50,764	DaimlerChrysler Auto Trust, Series 06-C, Class A2, 5.25%, 5/8/09	50,748
336,543	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF9, Class 2A1, 5.19%, 6/25/36, #	333,876
135,799	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF8, Class IIA1, 5.16%, 7/25/36, #	135,155
26,888	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF12, Class A2A, 5.22%, 11/25/36, #	26,792
300,000	First USA Credit Card Master Trust, 5.77%, 4/18/11, #	299,973
75,651	Fremont Home Loan Trust, Series 06-E, Class 2A1, 5.19%, 1/25/37, #	75,107
44,576	Fremont Home Loan Trust, Series 06-3, Class 2A1, 5.20%, 2/25/37, #	44,401
387,983	GE-WMC Mortgage Securities, L.L.C., Series 06-1, Class A2A, 5.17%, 8/25/36, #	385,637
13,294	GSAMP Trust, Series 06-FM1, Class A2A, 5.19%, 4/25/36, #	13,290
98,705	GSAMP Trust, Series 06-FM2, Class A2A, 5.20%, 9/25/36, #	98,229
101,071	Household Home Equity Loan Trust, Series 06-4, Class A1V, 5.57%, 3/20/36, #	100,755
78,902	HSI Asset Securitization Corp. Trust, Series 06-HE2, Class 2A1, 5.56%, 12/25/36, #	78,249
70,819	Indymac Residential Asset Backed Trust, Series 06-E, Class 2A1, 5.19%, 4/25/37, #	70,399
94,458	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC1, Class A2, 5.20%, 3/25/36, #	94,242
54,127	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC3, Class A2, 5.18%, 8/25/36, #	53,738
427,838	J.P. Morgan Mortgage Acquisition Corp., Series 06-CH2, Class AV2,	422,679
	5.18%, 10/25/36, #

Shares
or
Principal	Security	Fair
Amount	Description	Value
162,687	Lehman XS Trust, Series 06-17, Class WF11, 5.25%, 11/25/36, #	161,925
37,589	Lehman XS Trust, Series 06-9, Class A1A, 5.58%, 5/25/46, #	37,448
198,894	Lehman XS Trust, Series 06-11, Class 1A1, 5.21%, 6/25/46, #	198,148
129,473	Lehman XS Trust, Series 06-16N, Class A1A, 5.21%, 11/25/46, #	128,826
3,309	Long Beach Mortgage Loan Trust, Series 04-4, Class 1A1, 5.41%, 10/25/34, #	3,221
6,727	Long Beach Mortgage Loan Trust, Series 06-1, Class 2A1, 5.21%, 2/25/36, #	6,724
396,157	Long Beach Mortgage Loan Trust, Series 06-9, Class 2A1, 5.19%, 10/25/36, #	393,824
51,918	Master Asset Backed Securities Trust, Series 06-FRE2, Class A2, 5.18%, 3/25/36, #	51,691
143,522	Master Asset Backed Securities Trust, Series 06-HE5, Class A1, 5.19%, 11/25/36, #	142,674
291,103	Merrill Lynch Mortgage Investors Trust, Series 06-FF1, Class A2A, 5.20%, 8/25/36, #	290,285
40,149	Nelnet Student Loan Trust, Series 06-3, Class A1, 5.18%, 9/25/12, #	40,111
79,628	Nelnet Student Loan Trust, Series 04-4, Class A3, 5.45%, 10/25/16, #	79,642
45,267	Newcastle Mortgage Securities Trust, Series 06-1, Class A1, 5.20%, 3/25/36, #	45,079
103,557	Park Place Securities, Inc., Series 04-MCW1, Class A1, 5.44%, 10/25/34, #	98,708
134,637	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1A, 5.21%, 10/25/36, #	133,582
42,009	Residential Asset Securities Corp., Series 06-KS6, Class A1, 5.17%, 8/25/36, #	41,885
129,086	Residential Asset Securities Corp., Series 06-KS8, Class A1, 5.19%, 10/25/36, #	128,642
133,481	Residential Asset Securities Corp., Series 06-KS9, Class AI1, 5.20%, 11/25/36, #	132,437
53,281	Saxon Asset Securities Trust, Series 06-3, Class A1, 5.19%, 11/25/36, #	53,040
63,082	SBI Heloc Trust, Series 06-A1, Class 1A2A, 5.30%, 8/25/36, (c)	59,928
112,690	SLM Student Loan Trust, Series 06-8, Class A1, 5.34%, 4/25/12, #	112,673
18,053	SLM Student Loan Trust, Series 06-9, Class A1, 5.33%, 10/25/12, #	18,051
221,940	SLM Student Loan Trust, Series 06-10, Class A1, 5.33%, 7/25/13, #	221,836
34,839	SLM Student Loan Trust, Series 06-3, Class A2, 5.36%, 1/25/16, #	34,848
24,131	SLM Student Loan Trust, Series 05-5, Class A1, 5.36%, 1/25/18, #	24,136
484,766	SLM Student Loan Trust, Series 07-3, Class A1, 5.35%, 10/27/14, #	484,864
47,359	Soundview Home Equity Loan Trust, Series 06-EQ1, Class A1, 5.18%,	47,073
	10/25/36, #

Shares
or
Principal	Security	Fair
Amount	Description	Value
447,142	Soundview Home Equity Loan Trust, Series 06-EQ2, Class A1, 5.21%, 1/25/37, #	444,051
89,846	Wells Fargo Home Equity Trust, Series 05-4, Class AI1, 5.25%, 12/25/35, # (c)	89,252
73,345	Wells Fargo Home Equity Trust, Series 06-3, Class A1, 5.18%, 1/25/37, #	72,909

Total Asset Backed Securities (Cost $11,169,508)		11,087,615

Collateralized Mortgage Obligations (12.8%):
16,333	American Home Mortgage Investment Trust, Series 05-2, Class 5A2, 5.28%, 9/25/35, #	16,307
504,120	Banc of America Funding Corp., 4.11%, 5/25/35	494,819
179,580	Banc of America Funding Corp., 6.14%, 01/20/47, #	179,997
61,444	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1, 4.96%, 1/25/35, #	60,784
214,486	Bear Stearns Adustable Rate Mortgage Trust, Series 2004-8, Class 2A1, 5.07%, 11/25/34, #	212,745
51,170	Bear Stearns Adustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 4.77%, 11/25/34, #	50,584
995,672	Bear Stearns Adustable Rate Mortgage Trust, Series 2005-2, Class A1, 4.13%, 3/25/35	983,468
558,269	Bear Stearns Adustable Rate Mortgage Trust, Series 2005-2, Class A2, 4.13%, 3/25/35	545,310
56,703	Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 5.51%, 9/25/35, #	56,618
180,560	Bear Stearns Mortgage Funding Trust, Series 07-AR1, Class 2A1, 5.20%, 2/25/37, #	178,338
122,963	Countrywide Home Loans, Series 2004-22, Class A3, 4.80%, 11/25/34, #	121,515
219,738	Countrywide Home Loans, Series 2004-HYB9, Class 1A1, 4.74%, 2/20/35	217,472
9,763	Countrywide Home Loans, Series 2005-3, Class 1A3, 5.37%, 4/25/35, #	9,745
247,565	Fannie Mae, Series 05-12, Class EA, 4.50%, 9/25/14	246,831
85,342	Fannie Mae, Series 06-118, Class A1, 5.19%, 12/25/36, #	84,522
129,889	First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 5.37%, 8/25/35, #	129,130
97,376	Freddie Mac, Series 3149, Class LF, 6.05%, 5/15/36, #	97,381
189,870	Freddie Mac, Series 3335, Class BF, 5.90%, Series 3335 BF 7/15/19, #	189,182
950,639	Freddie Mac, Series 3335, Class FT,	947,178
	5.90%, Pool 3335 FT 8/15/19, #

Shares
or
Principal	Security	Fair
Amount	Description	Value
1,333,899	Freddie Mac. Series 3335, Class AF, 5.90%, Series 3335 AF 10/15/20, #	1,329,202
90,667	Greenpoint Mortgage Funding Trust, Series 06-AR8, Class 1A1A, 5.21%, 1/25/47, #	88,558
117,335	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 4.38%, 10/25/33, #	116,478
178,472	GS Mortgage Securities Corp. II, 5.89%, 3/6/20, #	176,830
88,202	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.25%, 11/25/35, #	84,324
32,424	Harborview Mortgage Loan Trust, Series 05-2, Class 2A1A, 5.72%, 5/19/35, #	31,750
129,027	Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1, 5.15%, 7/19/35, #	128,304
56,584	Indymac Index Mortgage Loan Trust, Series 06-AR35, Class 2A2, 5.23%, 1/25/37, #	56,518
77,711	Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class B1, 5.04%, 12/25/34	77,267
139,022	J.P. Morgan Mortgage Trust, Series 2005-A1, class 6T1, 5.02%, 2/25/35, #	134,635
169,587	LB-UBS Commercial Mortgage Trust, Series 02-C2, Class A2, 4.90%, 6/15/26	169,164
19,118	Lehman Brothers Commercial Mortgage Trust, Series 06-LLFA, Class A1, 5.83%, 9/15/21, # (c)	19,110
100,000	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, class 3A4, 3.79%, 11/21/34	98,704
254,269	Merrill Lynch Floating Trust, Series 06-1, Class A1, 5.82%, 6/15/22, # (c)	252,764
74,337	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A, 5.34%, 2/25/36, #	73,702
34,493	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A, 6.13%, 10/25/35, #	34,409
30,200	MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 5.38%, 11/25/35, #	29,989
76,422	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 5.75%, 7/19/35, #	76,062
239,704	Thornburg Mortgage Securities Trust, Series 06-5, Class A1, 5.25%, 8/25/36, #	233,305
81,051	Thornburg Mortgage Securities Trust, Series 06-6, Class A1, 5.24%, 12/25/36, #	80,036
95,875	Wachovia Auto Loan Owner Trust, 5.34%, Series 2007-1, Class A1 6/20/08	95,904
195,238	Wachovia Bank Commercial Mortgage Trust, 5.83%, 6/15/20, #	194,968
291,181	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 5.84%, 9/15/21, # (c)	290,082

Shares
or
Principal	Security	Fair
Amount	Description	Value
10,905	Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR6, Class 2AB1, 5.32%, 4/25/45, #	10,893
34,521	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class A1B1, 5.42%, 8/25/45, #	34,447
84,160	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class 2A, 6.48%, 9/25/46, #	83,591
257,023	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR13, Class 2A, 5.78%, 10/25/46, #	255,286
85,867	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR19, Class 1A1A, 5.71%, 1/25/47, #	84,847
134,035	Wells Fargo Mortgage Back Securities Trust, Series 2004-CC, Class A1, 4.95%, 1/25/35, #	131,011

Total Collateralized Mortgage Obligations (Cost $9,278,229)		9,294,066

Corporate Bonds (34.1%):
Banking & Finance (23.2%):
100,000	AIG Matched Funding Corp., 5.69%, 6/16/08, # (c)	100,093
100,000	Allstate Life Global Funding Trust, 5.25%, 3/23/09, #	100,129
200,000	American Express Bank FSB, 5.76%, 10/16/08, #	199,424
300,000	American Express Centurion Bank, 5.83%, 6/12/09, #	298,650
200,000	American Express Credit Co., 5.88%, 11/9/09, #	198,935
200,000	American Honda Finance Corp., 5.78%, 3/9/09, # (c)	199,999
400,000	American Honda Finance Corp., 5.56%, 5/12/09, # (c)	399,499
500,000	Banc of America Corp., 5.97%, 6/15/16, #	491,792
400,000	Bank of America Corp., 5.61%, 6/19/09, #	398,471
100,000	Bank of America Corp., 5.37%, 11/6/09, #	99,565
800,000	Bank of Ireland, 5.61%, 12/19/08, #	799,369
200,000	Bear Stearns Cos., Inc, 5.63%, 7/16/09, #	198,292
400,000	Bear Stearns Cos., Inc., 5.29%, 3/30/09, #	396,087
50,000	Bear Stearns Cos., Inc., 5.59%, 8/21/09, #	48,781
50,000	Bear Stearns Cos., Inc., 5.99%, 9/9/09, #	49,201
300,000	BNP Paribas, 5.19%, 6/29/49, # (c)	274,939
100,000	C10 Capital SPV, Ltd., 6.72%, 12/31/49, (c)	95,890
470,000	Caterpillar Financial Services Corp., 5.57%, 5/18/09, #	468,239
100,000	Caterpillar Financial Services Corp., 5.41%, 10/9/09, # ^	99,408
200,000	CIT Group, Inc., 5.71%, 8/15/08, #	196,981
100,000	CIT Group, Inc., 5.51%, 1/30/09, #	96,458
100,000	CIT Group, Inc., 5.83%, 6/8/09, #	95,591

Shares
or
Principal	Security	Fair
Amount	Description	Value
100,000	CIT Group, Inc., 5.64%, 8/17/09, #	95,506
30,000	Citigroup Funding, Inc., 5.14%, 4/23/09, #	29,959
100,000	Citigroup Funding, Inc., 5.20%, 6/26/09, #	99,854
380,000	Citigroup, Inc., 5.41%, 5/2/08, #	380,063
100,000	Citigroup, Inc., 5.23%, 12/28/09, #	99,613
200,000	Citigroup, Inc., 6.00%, 8/15/17 ^	204,645
100,000	Citigroup, Inc., 6.13%, 8/25/36	98,990
100,000	Credit Agricole, 5.51%, (c) 5/28/09, #	100,061
200,000	CSC Holdings, Inc., 7.25%, 7/15/08	200,500
100,000	DNB NOR Bank ASA, 5.43%, 10/13/09, # (c)	100,019
298,330	ENEL Finance International, 6.80%, 9/15/37	303,782
600,000	Ford Motor Credit Corp., 7.25%, 10/25/11	562,267
100,000	General Electric Capital Corp., 5.46%, 7/28/08	99,946
200,000	General Electric Capital Corp., 5.39%, 10/26/09	198,957
200,000	General Electric Capital Corp., 5.43%, 1/20/10, # ^	199,026
400,000	General Electric Capital Corp., 5.44%, 5/10/10, #	397,818
300,000	General Electric Capital Corp., 5.63%, 8/15/11, #	296,201
50,000	General Electric Capital Corp., 5.74%, 5/5/26, #	48,484
300,000	General Electric Capital Corp., 5.50%, 9/15/67, # (c)	415,431
420,000	Goldman Sachs Group, Inc., 5.30%, 12/22/08, #	418,724
100,000	Goldman Sachs Group, Inc., 5.25%, 12/23/08, #	99,678
50,000	Goldman Sachs Group, Inc., 5.30%, 6/23/09, #	49,830
100,000	Goldman Sachs Group, Inc., 5.61%, 11/16/09, #	99,772
300,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	291,075
300,000	HBOS Treasury Services plc, 5.40%, 7/17/09, # (c)	299,319
100,000	HSBC Finance Corp., 5.42%, 10/21/09, #	99,408
50,000	HSBC Finance Corp., 5.63%, 5/10/10, #	49,829
200,000	ICICI Bank, Ltd., 5.90%, 1/12/10, # (c)	198,273
100,000	J.P. Morgan Chase & Co., 5.18%, 6/26/09, #	99,935
500,000	J.P. Morgan Chase & Co., 5.55%, 10/2/09, #	499,429
150,000	John Deere Capital Corp., 5.41%, 4/15/08, #	150,080
100,000	John Deere Capital Corp., 5.41%, 7/15/08, #	100,080
400,000	Lehman Brothers Holdings, 5.54%, 5/29/08, #	397,782
100,000	Lehman Brothers Holdings, 5.18%, 11/24/08, #	98,854
100,000	Lehman Brothers Holdings, 5.45%, 4/3/09, #	98,422
200,000	Lehman Brothers Holdings, 6.20%, 9/26/14 ^	200,792

Shares
or
Principal	Security	Fair
Amount	Description	Value
80,000	Merrill Lynch & Co., 5.79%, 6/16/08, #	79,968
100,000	Merrill Lynch & Co., 5.45%, 10/27/08, #	99,812
50,000	Merrill Lynch & Co., 5.61%, 2/6/09, #	49,962
100,000	Merrill Lynch & Co., 5.41%, 5/8/09, #	99,599
100,000	Merrill Lynch & Co., 5.70%, 12/4/09, #	99,226
50,000	Morgan Stanley, 5.49%, 1/18/08, #	49,958
100,000	Morgan Stanley, 5.77%, 3/7/08, #	99,860
400,000	Morgan Stanley, 5.47%, 2/9/09, #	397,604
100,000	Morgan Stanley, 5.41%, 5/7/09, #	99,192
100,000	Morgan Stanley, Series F, 5.45%, 1/15/10, #	98,729
300,000	Nordea Bank Finland, NY, 5.81%, Ycd 4/9/09, #	299,466
200,000	Pricoa Global Funding I, 5.44%, 1/25/08, # (c)	199,945
300,000	Pricoa Global Funding I, 5.70%, 6/3/08, # (c)	300,029
400,000	Qwest Capital Funding, Inc., 6.38%, 7/15/08	400,000
450,000	SLM Corp., 5.50%, 7/27/09, # ^	432,567
100,000	SMFG Preferred Capital, 6.08%, 12/31/49, (c)	92,469
700,000	U.S. Bank NA, 5.68%, 3/31/08, #	700,031
200,000	UBS Preferred Funding Trust V, 6.24%, 5/15/49	196,906
300,000	Wachovia Bank NA, 5.25%, 3/23/09, #	299,542
100,000	Wachovia Corp., 5.41%, 10/28/08, #	99,945
100,000	Wachovia Corp., 5.67%, 12/1/09, #	99,728
100,000	Westpac Banking Corp. NY, 5.76%,	99,908

	6/6/08, #	16,882,643

Biotechnology (0.4%):
300,000	Amgen, Inc., 5.59%, 144A 11/28/08, #	300,278

Computers (1.4%):
1,000,000	IBM Corp., 5.70%, 9/14/17	1,005,239

Industrials (6.4%):
600,000	Anadarko Petroleum Corp., 6.09%, 9/15/09, #	596,534
100,000	DaimlerChrysler NA Holding Corp., 5.81%, 8/3/09, #	99,172
200,000	DaimlerChrysler NA Holding Corp., Series E, 6.05%, 3/13/09, #	198,687
2,500,000	Ford Motor Credit Co., LLC, 6.63%, 6/16/08	2,481,107
40,000	Gazprom OAO, 10.50%, 10/21/09	43,760
200,000	Gazprom OAO, 9.63%, 3/1/13	231,620
400,000	Honeywell International, Inc., 5.76%, 3/13/09, #	398,750
400,000	International Lease Financial Corp., 5.72%, 5/24/10, #	396,426
100,000	Rohm & Haas Co., 6.00%, 9/15/17 ^	100,291
100,000	Westfield Group, 5.70%, 10/1/16, (c) ^	96,732

		4,643,079

Insurance (0.4%):
300,000	Met Life Global Funding, 5.56%,	297,493

	5/17/10, # ^

Shares
or
Principal	Security	Fair
Amount	Description	Value
Pharmaceuticals (0.1%):
100,000	AstraZeneca, Plc, 5.90%, 9/15/17	101,507

Retail/Wholesale (0.4%):
300,000	Wal-Mart Stores, Inc., 5.59%, 6/16/08, #	300,116

Utilities (1.8%):
400,000	AT&T, Inc., 5.65%, 5/15/08, #	400,008
400,000	Bellsouth Corp., 5.68%, 11/15/07, #	399,980
100,000	Comcast Corp., 5.66%, 7/14/09, #	99,505
200,000	Time Warner, Inc., 5.88%, 11/15/16 ^	195,658
200,000	TXU Electric Delivery, 6.07%, 9/16/08, # (c)	197,966

		1,293,117

Total Corporate Bonds (Cost $24,976,985)		24,823,472

Commercial Paper (6.9%):
Banking & Finance (6.9%):
100,000	Calyon North America, 5.12%, 11/2/07 (b)	99,533
200,000	CBA (Delaware) Finance, 5.05%, 10/31/07 (b)	199,134
1,400,000	UBS Finance (DE), LLC, 5.52%, 2/20/08 (b)	1,371,580
1,700,000	Uncredito Delaware, Inc., 5.23%, 12/20/07 (b)	1,680,110
1,700,000	Westpac Banking Corp., 5.56%, 12/18/07 (b)	1,680,654

Total Commercial Paper (Cost $5,029,911)		5,031,011

Yankee Dollar (2.2%):
Banking & Finance (1.8%):
200,000	Calyon NY, 5.34%, 1/16/09, #	200,069
100,000	Credit Agricole, 5.56%, (c) 5/28/10	100,064
200,000	Deutsche Telekom International Finance BV, 5.39%, 3/23/09, #	199,249
200,000	Diageo Capital plc, 5.48%, 11/10/08, # ^	200,186
100,000	Fortis Bank NY, 5.07%, 6/30/08, #	100,018
200,000	Fortis Bank NY, 5.15%, 9/30/08, #	200,017
100,000	National Australia Bank, Ltd., 5.77%, 9/11/09, # (c)	100,204
100,000	Siemens Financieringsmaatschappij NV, 5.63%, 8/14/09, # (c)	100,028
100,000	Skandinaviska Enskilda Bank NY, 5.49%, 2/13/09, #	99,843

Industrials (0.1%):		1,299,678

100,000	Transocean, Inc., 5.87%, 9/5/08, #	99,819

Utilities (0.3%):
200,000	Telefonica Emisiones Sau, 5.89%, 6/19/09, #	199,787

Total Yankee Dollar (Cost $1,599,974)		1,599,284

Preferred Stock (0.5%):
Banking & Finance (0.5%):
34	DG Funding Trust (d)	364,438

Total Preferred Stock (Cost $361,688)		364,438

Shares
or
Principal	Security	Fair
Amount	Description	Value
Bank Loan Obligations (0.0%):
32	Yell Group, plc, 0.00%, 8/9/11, Bank Loan (d) *	31

Total Bank Loan Obligations (Cost $36)		31

U.S. Government Agency Mortgages (52.5%):
Federal Home Loan Mortgage Corporation (10.9%):
1,000,000	5.50%, 10/1/18	997,500
873,072	5.98%, Series 3346 FA 2/15/19	870,218
999,900	5.50%, Pool # G03052 6/1/37	979,087
999,901	5.50%, Pool # G03156 8/1/37	979,088
999,901	5.50%, Pool # G0-3161 8/1/37	979,088
2,000,000	6.00%, 10/11/37	2,001,877
1,000,000	6.00%, 10/18/37	1,006,250
116,786	6.21%, 2/25/45	117,362

Federal National Mortgage Association (41.6%):		7,930,470

15,000,000	5.50%, Pool # 33246 10/15/35, TBA, (b)	14,690,625
4,577,169	5.00%, Pool #745336 3/1/36	4,373,207
424,919	5.50%, Pool #745354 3/1/36	416,707
583,051	5.50%, Pool #745339 3/1/36	571,783
1,481,868	6.00%, Pool #882153 8/1/36	1,484,335
59,313	6.50%, Pool # 900044 10/1/36	60,401
1,000,000	5.00%, Pool # 16329 10/15/36, TBA, (b)	953,750
499,999	5.50%, Pool # 909639 2/1/37	489,748
959,154	5.50%, Pool #888221 3/1/37	939,654
443,523	6.00%, Pool #888268 3/1/37	444,261
881,247	6.50%, Pool #919402 6/1/37	897,328
59,340	6.50%, Pool #943876 7/1/37	60,423
5,000,000	6.00%, Pool # 42227 10/15/37, TBA, (b)	5,006,250

		30,388,472

Total U.S. Government Agency Mortgages (Cost $38,351,246)		38,318,942

U.S. Treasury Obligations (3.3%):
U.S. Treasury Inflation Protected Bonds (2.6%):
1,700,000	0.88%, 4/15/10	1,807,122
100,000	2.38%, 4/15/11	105,624

		1,912,746

U.S. Treasury Bill (0.7%):
495,000	3.81%, 12/13/07 (b)†	491,337

Total U.S. Treasury Obligations (Cost $2,569,123)		2,404,083

Purchased Call Options (0.4%):
1-Year Interest Rate Swap (OTC) (0.4%):
450	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75 Exp. 03/31/2008, (d)	34,986
200	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.90 Exp. 10/29/2007, (d)	11,499
200	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 5.00 Exp. 02/01/2008, (d)	19,824
100	Receive 3-Month USD-LIBOR Floating Rate Index Strike @4.75, Exp. 09/30/10, (d)	8,720
770	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75 Exp. 09/30/10, (d)	67,146

Shares
or
Principal	Security	Fair
Amount	Description	Value
300	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75 Exp. 12/17/10, (d)	26,361
500	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75 Exp. 9/30/10, (d)	43,601
630	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 5.0 Exp. 12/17/10, (d)	69,794
200	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 5.20 Exp. 02/02/09, (d)	26,011

Total Purchased Call Options (Cost $147,140)		307,942

Collateral for Securities on Loan (2.5%):
1,828,500	Northern Trust Liquid Institutional Asset Portfolio	1,828,500

Total Collateral for Securities on Loan (Cost $1,828,500)		1,828,500

Deposit Account (1.3%):
925,123	NTRS London Deposit Account	925,123

Total Deposit Account (Cost $925,123)		925,123

Total Investments (Cost $96,237,463) (a) - 131.7%		95,984,507
Net Other Assets (Liabilities) - (31.7)%		(23,128,946)

NET ASSETS - 100.0%		$72,855,561

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

#	Variable rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2007.

†	Security held as collateral for futures contracts.

ADR – American Depositary Receipt.

TBA – To be announced. Represents 28.3% of the Fund’s net assets.

(a)	Cost for federal income tax purposes is $96,299,868. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$481,316
Unrealized depreciation	(796,677)

Net unrealized depreciation	$(315,361)

(b)	The rate presented represents the effective yield at September 30, 2007.

(c)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2007, these securities represent 0.9% of the net assets of the Fund.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	85.4%
United Kingdom	12.5%
Japan	1.2%
Ireland	0.4%
Netherlands	0.1%
France	0.1%
Spain	0.1%
India	0.1%
Australia	0.1%
100.0%

As of September 30, 2007, the Fund’s open foreign currency exchange contracts were as follows:

		Contract		Unrealized Appreciation/
Long Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Receive 69,000 Australian Dollars in exchange for US Dollars	10/11/2007	$56,871	$61,179	$4,308
Receive 8,908,758 Brazilian Real in exchange for US Dollars	10/2/2007	4,655,003	4,862,859	207,856
Receive 13,335 Brazilian Real in exchange for US Dollars	11/5/2007	7,000	7,254	254
Receive 4,454,379 Brazilian Real in exchange for US Dollars	7/2/2008	2,212,806	2,351,399	138,593
Receive 133,000 Canadian Dollars in exchange for US Dollars	11/1/2007	131,194	133,799	2,605
Receive 76,000 Canadian Dollars in exchange for US Dollars	11/2/2007	75,933	76,458	524
Receive 412,000 Euro Dollars in exchange for US Dollars	10/4/2007	559,704	587,492	27,788
Receive 441,000,000 Indonesian Rupiah in Exchange for US Dollars	5/27/2008	50,000	47,533	(2,467)
Receive 1,576,512 Indian Rupee in exchange for US Dollars	10/3/2007	38,335	39,570	1,235
Receive 5,037,637 Indian Rupee in exchange for US Dollars	5/12/2008	119,234	125,765	6,531
Receive 340,941 Japanese Yen in exchange for US Dollars	10/1/2007	2,953	2,969	16
Receive 65,115,000 Japanese Yen in exchange for US Dollars	10/25/2007	564,705	568,765	4,060
Receive 142,573,950 Korean Won in exchange for US Dollars	1/30/2008	156,547	156,811	264
Receive 53,644,200 Korean Won in exchange for US Dollars	5/30/2008	57,512	59,154	1,642
Receive 104,938,510 Korean Won in exchange for US Dollars	8/4/2008	113,533	115,814	2,281
Receive 2,719,396 Mexican Pesos in exchange for US Dollars	3/13/2008	247,658	245,794	(1,864)
Receive 905,151 Mexican Pesos in exchange for US Dollars	7/10/2008	80,584	80,982	398
Receive 666,014 Malaysian Ringgit in exchange for US Dollars	5/21/2008	199,000	197,353	(1,647)
Receive 6,652,320 Philippine Peso in exchange for US Dollars	5/19/2008	145,000	146,823	1,823
Receive 163,102 Polish Zloty in exchange for US Dollars	3/13/2008	58,000	61,787	3,787
Receive 695,176 Polish Zloty in exchange for US Dollars	7/10/2008	253,042	262,763	9,721
Receive 8,795,815 Russian Ruble in exchange for US Dollars	1/11/2008	342,007	352,107	10,099
Receive 1,869,840 Russian Ruble in exchange for US Dollars	7/10/2008	73,853	74,613	761
Receive 337,113 Singapore Dollars in exchange for US Dollars	10/3/2007	221,280	227,064	5,785
Receive 158,161 Singapore Dollars in exchange for US Dollars	2/20/2008	106,282	107,585	1,303

		Contract		Unrealized Appreciation/
Long Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Receive 333,230 Singapore Dollars in exchange for US Dollars	5/22/08	223,134	$227,844	$4,710
Receive 7,373,100 South African Rand in exchange for US Dollars	7/10/08	980,335	1,024,797	44,462

Total for Long Contracts				474,828

		Contract		Unrealized Appreciation/
Short Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Deliver (8,908,758) Brazilian Real in exchange for US Dollars	10/2/07	4,696,109	$4,862,859	$(166,750)
Deliver 298,000 Euro Dollars in exchange for US Dollars	10/4/07	407,160	424,933	(17,773)
Deliver (457,000) British Sterling Pounds in exchange for US Dollars	11/1/07	920,576	934,266	(13,690)
Deliver (1,576,502) Indian Rupee in Exchange for US Dollars	10/3/07	37,957	39,569	(1,613)
Deliver (68,110,000) Japanese Yen in exchange for US Dollars	10/25/07	596,593	594,925	1,667
Deliver (337,113) Singapore Dollars in exchange for US Dollars	10/3/07	222,354	227,064	(4,710)

Total for Short Contracts				(202,869)

Futures Contracts
Securities with an aggregate fair value of $491,337 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 2007:

				Unrealized
			# of	Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)
90-Day Euroyen December Futures	Long	12/17/2007	12	$3,842
U.S. Treasury 10-Year Note December Futures	Long	12/19/2007	82	(46,125)
U.S. Treasury Long Bond December Futures	Short	12/19/2007	(19)	(2,500)
90-Day Eurodollar March Futures	Long	3/17/2008	47	58,713
90-Day Eurodollar June Futures	Long	6/16/2008	122	149,950
90-Day Eurodollar September Futures	Long	9/15/2008	17	42,688
90-Day Eurodollar December Futures	Long	12/15/2008	143	241,450
90-Day Eurodollar March Futures	Long	3/16/2009	28	8,550
90-Day Eurodollar June Futures	Long	6/15/2009	11	26,538
90-Day Eurodollar September Futures	Long	9/14/2009	11	24,613
90-Day Eurodollar December Futures	Long	12/14/2009	11	22,963
90-Day Eurodollar March Futures	Long	3/15/2010	11	21,588
90-Day Sterling December Futures	Long	12/19/2007	2	2,131
90-Day Sterling March Futures	Long	3/20/2008	15	8,567
90-Day Sterling June Futures	Long	6/19/2008	47	17,826
90-Day Sterling September Futures	Long	9/18/2008	29	28,963
90-Day Sterling December Futures	Long	12/18/2008	9	14,607
90-Day Sterling March Futures	Long	3/19/2009	11	14,639
90-Day Sterling June Futures	Long	6/18/2009	4	5,364

				$644,367

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Refernce Equity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Royal Bank of Scotland	Lehman Brothers	Sell	0.30%	9/20/08	$ 100,000	$(329)
Citibank,NA	HY-8 100 Future	Sell	2.14%	6/20/12	500,000	8,031
Deutsche Bank Group	Reynolds American Inc.	Sell	0.30%	6/20/08	300,000	215
HSBC Bank USA, NA	Russian Federation	Sell	0.24%	2/20/08	700,000	(628)
Credit Suisse First Boston	Federal Republic of Panama	Sell	0.30%	2/20/09	700,000	(1,314)
Morgan Stanley	Gov’t of Ukraine	Sell	0.61%	2/20/09	400,000	(1,263)
Barclays Capital	Federal Republic of Indonesia	Sell	0.37%	3/20/09	700,000	(2,504)
Morgan Stanley	Federal Republic of Peru	Sell	0.31%	3/20/09	300,000	(518)
Bank of America	GMAC LLC.	Sell	1.00%	9/20/08	1,000,000	(19,119)
Lehman Brothers	Gov’t of Ukraine	Sell	0.50%	11/20/07	300,000	(3)
Barclays Capital	Federal Republic of Brazil	Sell	0.24%	11/20/07	300,000	9
Deutsche Bank Group	Goldman Sachs Group Inc.	Sell	0.06%	12/20/07	100,000	(8)
Deutsche Bank Group	Lehman Brothers	Sell	0.06%	12/20/07	200,000	(222)
Lehman Brothers	Federal Republic of Brazil	Sell	0.24%	11/20/07	300,000	9
J.P. Morgan Chase	Gazprom OAO	Sell	0.42%	11/20/07	400,000	(24)
J.P. Morgan Chase	American International Group	Sell	0.05%	12/20/07	50,000	(6)

						$(17,674)

Interest Rate Swaps

						Unrealized
		(Pay)/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
	Brazil Cetip Interbank
Morgan Stanley	Deposit Rate	Receive	12.78%	1/4/10	$ 300,000	$3,611
Goldman Sachs Group	France-CPI Ex Tobacco	Receive	2.00%	3/15/12	800,000	(5,091)
Credit Suisse First Boston	6-Month GBP LIBOR	Receive	5.00%	6/15/09	100,000	2,524
Goldman Sachs Group	6-Month EUR LIBOR	Receive	4.00%	3/20/09	200,000	(784)
Barclays Capital	6-Month GBP LIBOR	Receive	6.00%	3/20/09	300,000	867
Barclays Capital	6-Month GBP LIBOR	Receive	6.00%	12/20/08	500,000	1,668
Deutsche Bank Group	6-Month GBP LIBOR	Receive	6.00%	12/20/08	300,000	943
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	4.00%	12/15/36	100,000	8,216
Citi Bank	Mexico Interbank	Receive	8.17%	11/4/16	200,000	(189)
	Brazil Cetip Interbank
Merrill Lynch & Co.	Deposit Rate	Receive	12.95%	1/4/10	100,000	5,282
Deutsche Bank Group	6-Month EUR LIBOR	Pay	4.00%	12/15/11	300,000	4,249
Goldman Sachs Group	6-Month GBP LIBOR	Receive	5.00%	6/15/09	600,000	14,869
Barclays Capital	6-Month GBP LIBOR	Receive	5.00%	6/15/09	300,000	(240)
	Brazil Cetip Interbank
Barclays Capital	Deposit Rate	Receive	11.36%	1/4/10	300,000	2,999
	Brazil Cetip Interbank
Goldman Sachs Group	Deposit Rate	Receive	11.47%	1/4/10	100,000	1,464
	Brazil Cetip Interbank
Merrill Lynch & Co.	Deposit Rate	Receive	11.43%	1/4/10	200,000	2,836
Royal Bank of Scotland	6-Month GBP LIBOR	Receive	6.00%	3/20/09	200,000	509
Goldman Sachs Group	Mexico Interbank	Receive	7.78%	4/3/12	900,000	(1,040)
Deutsche Bank Group	6-Month GBP LIBOR	Pay	4.00%	12/15/36	300,000	7,157
Goldman Sachs Group	6-Month GBP LIBOR	Receive	6.00%	6/19/09	1,500,000	18,430
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.50%	12/15/36	100,000	(3,072)
Deutsche Bank Group	6-Month EUR LIBOR	Pay	5.00%	12/19/09	400,000	3,888
Deutsche Bank Group	6-Month EUR LIBOR	Pay	5.00%	12/19/17	100,000	(2,890)
Citi Bank	3-Month USD LIBOR	Pay	5.00%	12/16/07	200,000	(367)
Royal Bank of Scotland	3-Month USD LIBOR	Pay	5.00%	12/19/14	200,000	(925)
Royal Bank of Scotland	3-Month USD LIBOR	Pay	5.00%	12/19/17	2,300,000	67,765
Deutsche Bank Group	3-Month USD LIBOR	Pay	5.00%	12/19/14	200,000	(1,319)
Credit Suisse First Boston	3-Month USD LIBOR	Receive	5.00%	12/19/17	500,000	14,835
	Australian Bank Bill
Union Bank of Switzerland	Short Term Rate - 3
	Month Mid	Pay	7.00%	9/15/09	2,300,000	(1,751)
	Brazil Cetip Interbank
Union Bank of Switzerland	Deposit Rate	Pay	10.58%	1/2/12	400,000	6,513
	Brazil Cetip Interbank
Merrill Lynch & Co.	Deposit Rate	Pay	11.98%	1/2/12	400,000	5,948

						$156,905

Options on Futures

	Exercise	Expiration	Number of		Fair
Security Description	Price	Date	Contracts	Premium	Value

Put — CBOT US Treasury Note December Future	107	11/20/07	8	$(2,224)	$(1,750)
Call — CBOT US Treasury Note December Future	111	11/20/07	48	(20,344)	(18,000)
Call — CBOT US Treasury Note December Future	108	11/20/07	17	(7,070)	(6,109)
Call — CME 3 Month EuroDollar March Future	95.75	3/17/08	5	(3,359)	(2,063)

				$(32,997)	$(27,922)

Written Swap Options

		(Pay)/Receive	Exercise		Number of		Fair
Description	Counterparty	Floating Index	Rate	Expiration Date	Contracts	Premium	Value
Call—OTC 5-Year	Royal Bank of	Rec---3-month
Interest Rate Swap	Scotland	USD-LIBOR	5.01%	10/25/07	100	$(9,206)	$(8,950)
Call—OTC 5-Year	Royal Bank of	Rec---3-month
Interest Rate Swap	Scotland	USD-LIBOR	4.95%	3/31/08	100	(12,300)	(14,072)
Call—OTC 5-Year		Rec---3-month
Interest Rate Swap	Bank of America	USD-LIBOR	4.95%	9/26/08	250	(27,881)	(40,686)
Call—OTC 7-Year	Royal Bank of	Rec---3-month
Interest Rate Swap	Scotland	USD-LIBOR	5.00%	12/15/08	100	(10,300)	(19,264)
Call—OTC 7-Year	Royal Bank of	Rec---3-month
Interest Rate Swap	Scotland	USD-LIBOR	5.20%	12/15/08	210	(21,317)	(50,882)
Call—OTC 5-Year	Royal Bank of	Rec---3-month
Interest Rate Swap	Scotland	USD-LIBOR	4.90%	3/31/08	110	(14,658)	(14,316)
Call—OTC 5-Year	Royal Bank of	Rec---3-month
Interest Rate Swap	Scotland	USD-LIBOR	5.10%	2/1/08	100	(12,000)	(16,343)
Call—OTC 2-Year		Rec---3-month
Interest Rate Swap	Lehman Brothers	USD-LIBOR	4.95%	9/26/08	330	(27,563)	(53,705)
Call—OTC 5-Year	Royal Bank of	Rec---3-month
Interest Rate Swap	Scotland	USD-LIBOR	4.95%	9/26/08	50	(4,100)	(8,137)
Call—OTC 5-Year		Rec---3-month
Interest Rate Swap	Barclay’s Capital	USD-LIBOR	5.45%	2/2/09	100	(17,195)	(27,776)

						$(156,520)	$(254,131)

See accompanying notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (94.7%):
Aerospace & Defense (2.6%):
1,550	Boeing Co. (The)	$162,734
750	General Dynamics Corp.	63,353
250	Goodrich Corp.	17,058
1,450	Honeywell International, Inc.	86,232
250	L-3 Communications Holdings, Inc.	25,535
650	Lockheed Martin Corp.	70,519
650	Northrop Grumman Corp.	50,700
900	Raytheon Co.	57,438
300	Rockwell Collins, Inc.	21,912
1,950	United Technologies Corp.	156,935

		712,416

Air Freight & Logistics (0.9%):
300	C.H. Robinson Worldwide, Inc.	16,287
650	FedEx Corp.	68,088
2,050	United Parcel Service, Inc., Class B	153,955

		238,330

Airlines (0.1%):
1,500	Southwest Airlines Co.	22,200

Auto Components (0.3%):
200	Cummins, Inc.	25,578
400	Goodyear Tire & Rubber Co. * ^	12,164
350	Johnson Controls, Inc.	41,339

		79,081

Automobiles (0.3%):
4,100	Ford Motor Co. * ^	34,809
1,100	General Motors Corp. ^	40,370
450	Harley-Davidson, Inc.	20,795

		95,974

Beverages (2.1%):
1,500	Anheuser-Busch Cos., Inc.	74,985
150	Brown-Forman Corp., Class B ^	11,237
3,900	Coca-Cola Co.	224,133
600	Coca-Cola Enterprises, Inc.	14,532
400	Constellation Brands, Inc. * ^	9,684
100	Molson Coors Brewing Co.	9,967
300	Pepsi Bottling Group, Inc. (The)	11,151
3,200	PepsiCo, Inc.	234,432

		590,121

Biotechnology (1.2%):
2,150	Amgen Corp. *	121,625
600	Biogen, Inc. *	39,798
800	Celgene Corp. * ^	57,048
500	Genzyme Corp. *	30,980
1,850	Gilead Sciences, Inc. *	75,610

		325,061

Building Products (0.1%):
400	American Standard Cos., Inc.	14,248
700	Masco Corp.	16,219

		30,467

Capital Markets (2.8%):
450	Ameriprise Financial Inc	28,400

	Security	Fair
Shares	Description	Value
200	Bear Stearns Cos., Inc.	24,562
1,900	Charles Schwab Corp.	41,040
800	E*TRADE Financial Corp. *	10,448
200	Federated Investors, Inc.	7,940
300	Franklin Resources, Inc.	38,250
800	Goldman Sachs Group, Inc.	173,391
100	Intercontinental Exchange, Inc. *	15,190
300	Janus Capital Group, Inc. ^	8,484
250	Legg Mason, Inc.	21,073
1,000	Lehman Brothers Holdings, Inc.	61,730
1,700	Merrill Lynch & Co.	121,176
2,050	Morgan Stanley Dean Witter & Co.	129,149
350	Northern Trust Corp.	23,195
750	State Street Corp.	51,120
500	T. Rowe Price Group, Inc.	27,845

		782,993

Chemicals (1.6%):
400	Air Products & Chemicals, Inc.	39,104
100	Ashland, Inc. ^	6,021
1,800	E.I. du Pont de Nemours and Co.	89,208
150	Eastman Chemical Co.	10,010
300	Ecolab, Inc.	14,160
150	International Flavor and Fragrances, Inc.	7,929
1,100	Monsanto Co.	94,314
300	PPG Industries, Inc.	22,665
600	Praxair, Inc.	50,256
300	Rohm & Haas Co.	16,701
250	Sigma Aldrich Corp.	12,185
1,900	The Dow Chemical Co.	81,814

		444,367

Commercial Banks (3.7%):
1	Banco Bilbao Vizcaya Argentaria SA	19
2,226	Bank OF New York Mellon Corp.	98,271
1,100	BB&T Corp.	44,429
300	Comerica, Inc.	15,384
400	Commerce Bancorp, Inc. ^	15,512
1,000	Fifth Third Bancorp	33,880
200	First Horizon National Corp. ^	5,332
1,000	Hudson City Bancorp, Inc. ^	15,380
700	Huntington Bancshares, Inc.	11,886
800	KeyCorp	25,864
150	M&T Bank Corp. ^	15,518
500	Marshall & Ilsley Corp.	21,885
1,200	National City Corp.	30,108
650	PNC Bank Corp.	44,265
1,400	Regions Financial Corp.	41,272
650	SunTrust Banks, Inc.	49,186
600	Synovus Financial Corp.	16,830
3,400	U.S. Bancorp	110,601
3,700	Wachovia Corp.	185,554
6,550	Wells Fargo Co.	233,310
200	Zions Bancorp	13,734

		1,028,220

Commercial Services (0.3%):
200	Avery Dennison Corp. ^	11,404
250	Cintas Corp.	9,275
300	Equifax, Inc.	11,436
250	Monster Worldwide, Inc. * ^	8,515
400	Pitney Bowes, Inc.	18,168
400	R.R. Donnelley & Sons Co.	14,624
300	Robert Half International, Inc.	8,958

		82,380

Communications Equipment (2.8%):
900	Avaya, Inc. *	15,264

	Security	Fair
Shares	Description	Value
200	Ciena Corp. * ^	7,616
11,900	Cisco Systems, Inc. *	394,008
3,100	Corning, Inc.	76,415
400	JDS Uniphase Corp. *	5,984
1,000	Juniper Networks, Inc. *	36,610
4,550	Motorola, Inc.	84,312
3,250	QUALCOMM, Inc.	137,345
900	Tellabs, Inc. *	8,568

		766,122

Computers & Peripherals (4.1%):
300	Akamai Technologies, Inc. * ^	8,619
1,700	Apple Computer, Inc. *	261,018
4,500	Dell Computer Corp. *	124,200
4,150	EMC Corp. *	86,320
5,100	Hewlett Packard Co.	253,929
2,700	International Business Machines Corp.	318,059
200	Lexmark International, Inc. *	8,306
700	Network Appliance, Inc. *	18,837
700	Novell, Inc. *	5,348
300	QLogic Corp. *	4,035
400	SanDisk Corp. * ^	22,040
6,900	Sun Microsystems, Inc. *	38,709

		1,149,420

Construction & Engineering (0.1%):
200	Fluor Corp.	28,796

Construction Materials (0.1%):
200	Vulcan Materials Co.	17,830

Consumer Finance (0.8%):
2,300	American Express Co.	136,550
850	Capital One Financial Corp.	56,466
850	SLM Corp.	42,220

		235,236

Containers & Packaging (0.3%):
200	Ball Corp.	10,750
200	Bemis Co., Inc.	5,822
250	Precision Castparts Corp.	36,995
300	Sealed Air Corp.	7,668
200	Temple Inland, Inc.	10,526

		71,761

Distributors (0.1%):
300	Genuine Parts Co.	15,000

Diversified Financial Services (4.9%):
400	American Capital Strategies, Ltd. ^	17,092
250	Apollo Group, Inc. * ^	15,038
8,650	Bank of America Corp.	434,835
350	CIT Group, Inc.	14,070
9,750	Citigroup, Inc.	455,032
100	CME Group, Inc.	58,735
900	Discover Financial Services *	18,720
600	H&R Block, Inc.	12,708
6,650	J.P. Morgan Chase & Co.	304,703
400	Moody’s Corp.	20,160

		1,351,093

Diversified Telecommunication Services (3.2%):
11,950	AT&T Inc.	505,604
200	CenturyTel, Inc.	9,244
700	Citizens Communications Co.	10,024
300	Embarq Corp.	16,680
3,100	Qwest Communications International, Inc. *	28,396
1,000	Tyco International, Ltd.	44,340
5,650	Verizon Communications, Inc.	250,182
900	Windstream Corp.	12,708

		877,178

	Security	Fair
Shares	Description	Value
Electric Utilities (1.7%):
300	Allegheny Energy, Inc. *	15,678
750	American Electric Power Co., Inc.	34,560
2,500	Duke Energy Corp.	46,725
1,000	Dynegy, Inc. *	9,240
600	Edison International	33,270
350	Entergy Corp.	37,902
1,350	Exelon Corp.	101,735
550	FirstEnergy Corp.	34,837
750	FPL Group, Inc.	45,660
200	Pinnacle West Capital Corp.	7,902
800	PPL Corp.	37,040
550	Progress Energy, Inc.	25,768
1,500	Southern Co.	54,420

		484,737

Electronic Equipment & Instruments (0.8%):
800	Agilent Technologies, Inc. *	29,504
350	Cooper Industries Ltd., Class A	17,882
1,600	Emerson Electric Co.	85,152
400	Jabil Circuit, Inc.	9,136
300	Molex, Inc.	8,079
300	Rockwell International Corp.	20,853
100	Tektronix, Inc.	2,774
1,000	Tyco Electronics, Ltd.	35,430

		208,810

Electronics (0.0%):
400	CMS Energy Corp. ^	6,728
1,800	Solectron Corp. * ^	7,020

		13,748

Energy Equipment & Services (2.3%):
600	Baker Hughes, Inc.	54,222
600	BJ Services Co.	15,930
300	ENSCO International, Inc. ^	16,830
1,700	Halliburton Co.	65,280
600	Nabors Industries, Ltd. * ^	18,462
350	National-Oilwell Varco, Inc. *	50,575
500	Noble Corp.	24,525
2,350	Schlumberger Ltd.	246,750
350	Smith International, Inc.	24,990
550	Transocean Sedco Forex, Inc. *	62,178
700	Weatherford International Ltd. *	47,026

		626,768

Food & Staples Retailing (1.9%):
900	Costco Wholesale Corp.	55,233
2,950	CVS Corp.	116,909
1,400	Kroger Co.	39,928
900	Safeway, Inc.	29,799
400	Supervalu, Inc.	15,604
1,200	SYSCO Corp.	42,708
4,750	Wal-Mart Stores, Inc.	207,337
250	Whole Foods Market, Inc. ^	12,240

		519,758

Food Products (1.3%):
1,250	Archer-Daniels Midland Co.	41,350
400	Campbell Soup Co.	14,800
1,000	ConAgra, Inc.	26,130
300	Dean Foods Co.	7,674
650	General Mills, Inc.	37,707
600	H.J. Heinz Co.	27,720
300	Hershey Foods Corp.	13,923
550	Kellogg Co.	30,800
3,100	Kraft Foods, Inc.	106,980
250	McCormick & Co.	8,993
1,400	Sara Lee Corp.	23,366
500	Tyson Foods, Inc., Class A	8,925
400	W.M. Wrigley Jr. Co.	25,692

	Security	Fair
Shares	Description	Value
		374,060

Gas Utilities (0.1%):
100	NICOR, Inc. ^	4,290
300	Questar Corp.	15,759

		20,049

Health Care Equipment & Supplies (1.6%):
200	Bard (C.R.), Inc.	17,638
100	Bausch & Lomb, Inc.	6,400
1,300	Baxter International, Inc.	73,164
450	Becton Dickinson & Co.	36,923
2,600	Boston Scientific Corp. *	36,270
1,000	Covidien, Ltd. *	41,500
300	Hospira, Inc. *	12,435
2,200	Medtronic, Inc.	124,101
700	St. Jude Medical, Inc. *	30,849
450	Stryker Corp.	30,942
250	Varian Medical Systems, Inc. *	10,473
450	Zimmer Holdings, Inc. *	36,446

		457,141

Health Care Providers & Services (2.1%):
1,050	Aetna, Inc.	56,984
350	Amerisource Bergen Corp.	15,866
700	Cardinal Health, Inc.	43,771
600	CIGNA Corp.	31,974
300	Coventry Health Care, Inc. *	18,663
500	Express Scripts, Inc. *	27,910
300	Humana, Inc. *	20,964
400	IMS Health, Inc.	12,256
200	Laboratory Corp. of America Holdings *	15,646
150	Manor Care, Inc.	9,660
550	McKesson HBOC, Inc.	32,335
500	Medco Health Solutions, Inc. *	45,195
250	Patterson Companies, Inc. *	9,653
300	Quest Diagnostics, Inc. ^	17,331
900	Tenet Healthcare Corp. * ^	3,024
2,600	UnitedHealth Group, Inc.	125,917
1,150	Wellpoint, Inc. *	90,757

		577,906

Hotels, Restaurants & Leisure (1.5%):
900	Carnival Corp.	43,587
250	Darden Restaurants, Inc.	10,465
350	Harrah’s Entertainment, Inc.	30,426
800	Hilton Hotels Corp.	37,192
700	International Game Technology	30,170
600	Marriott International, Inc. Class A	26,082
2,300	McDonald’s Corp.	125,281
1,500	Starbucks Corp. *	39,300
400	Starwood Hotels & Resorts Worldwide, Inc.	24,300
200	Wendy’s International, Inc.	6,982
300	Wyndham Worldwide Corp., 0.00%	9,828
1,000	YUM! Brands, Inc.	33,830

		417,443

Household Durables (0.4%):
100	Black & Decker Corp.	8,330
200	Centex Corp. ^	5,314
500	D. R. Horton, Inc. ^	6,405
300	Fortune Brands, Inc.	24,447
100	Harman International Industries, Inc.	8,652
200	KB Home ^	5,012
300	Leggett & Platt, Inc.	5,748
300	Lennar Corp.	6,795
500	Newell Rubbermaid, Inc.	14,410
400	Pulte Corp. ^	5,444

	Security	Fair
Shares	Description	Value
100	Snap-On, Inc.	4,954
150	Stanley Works (The)	8,420
150	Whirlpool Corp.	13,365

		117,296

Household Products (2.1%):
300	Clorox Co. (The)	18,297
950	Colgate-Palmolive Co.	67,754
800	Kimberly-Clark Corp.	56,208
6,100	Procter & Gamble Co.	429,074

		571,333

Independent Power Producers & Energy Traders (0.4%):
1,300	AES Corp. (The) *	26,052
350	Constellation Energy Group, Inc.	30,027
950	TXU Corp.	65,046

		121,125

Industrial Conglomerates (3.6%):
1,400	3M Co.	131,012
20,050	General Electric Co.	830,069
500	Textron, Inc.	31,105

		992,186

Insurance (4.3%):
600	ACE Ltd. ^	36,342
1,000	AFLAC, Inc.	57,040
1,100	Allstate Corp. (The)	62,909
200	AMBAC Financial Group, Inc.	12,582
5,050	American International Group, Inc.	341,632
600	AON Corp.	26,886
200	Assurant, Inc. ^	10,700
750	Chubb Corp. (The)	40,230
300	Cincinnati Financial Corp.	12,993
900	Genworth Financial, Inc., Class A	27,657
600	Hartford Financial Services Group, Inc.	55,530
500	Lincoln National Corp.	32,985
900	Loews Corp.	43,515
1,100	Marsh & McLennan Cos., Inc.	28,050
250	MBIA, Inc. ^	15,263
1,500	MetLife, Inc.	104,594
500	Principal Financial Group, Inc.	31,545
1,400	Progressive Corp. (The)	27,174
850	Prudential Financial, Inc.	82,943
200	SAFECO Corp.	12,244
1,300	The Travelers Cos., Inc.	65,442
200	Torchmark Corp.	12,464
700	UnumProvident Corp.	17,129
350	XL Capital Ltd., Class A	27,720

		1,185,569

Internet & Catalog Retail (0.2%):
550	Amazon.com, Inc. *	51,233
400	InterActive Corp. *	11,868

		63,101

Internet Software & Services (1.5%):
2,200	eBay, Inc. *	85,844
450	Google, Inc. *	255,272
500	VeriSign, Inc. *	16,870
2,600	Yahoo!, Inc. *	69,784

		427,770

IT Consulting & Services (0.8%):
200	Affiliated Computer Services, Inc., Class A *	10,048
1,000	Automatic Data Processing, Inc.	45,930
300	Cognizant Technology Solutions Corp. *	23,931
300	Computer Sciences Corp. *	16,770
300	Convergys Corp. *	5,208

	Security	Fair
Shares	Description	Value
1,000	Electronic Data Systems Corp.	21,840
300	Fidelity National Information Services, Inc.	13,311
300	Fiserv, Inc. *	15,258
700	Paychex, Inc.	28,700
700	Unisys Corp. * ^	4,634
1,500	Western Union Co.	31,455

		217,085

Leisure Equipment & Products (0.2%):
200	Brunswick Corp.	4,572
600	Eastman Kodak Co. ^	16,056
300	Hasbro, Inc.	8,364
800	Mattel, Inc.	18,768

		47,760

Life Sciences Tools & Services (0.1%):
400	Applera Corp.-Applied Biosystems Group	13,856
100	Millipore Corp. *	7,580
200	PerkinElmer, Inc.	5,842
200	Waters Corp. *	13,384

		40,662

Machinery (1.5%):
1,300	Caterpillar, Inc.	101,958
450	Danaher Corp.	37,220
400	Deere & Co.	59,367
400	Dover Corp.	20,380
300	Eaton Corp.	29,712
850	Illinois Tool Works, Inc.	50,694
550	Ingersoll Rand Co.	29,959
350	ITT Industries, Inc.	23,776
450	PACCAR, Inc.	38,363
200	Pall Corp.	7,780
200	Parker Hannifin Corp.	22,366

		421,575

Manufacturing (0.4%):
200	Hercules, Inc.	4,204
300	Leucadia National Corp. ^	14,466
400	MEMC Electronic Materials, Inc. *	23,544
300	Pactiv Corp. *	8,598
200	Terex Corp. *	17,804
850	Thermo Electron Corp. *	49,062

		117,678

Media (2.9%):
1,300	CBS Corp., Class B	40,950
1,000	Clear Channel Communications, Inc.	37,440
6,100	Comcast Corp., Class A *	147,497
1,500	DIRECTV Group, Inc. *	36,420
100	Dow Jones & Company, Inc.	5,970
150	E.W. Scripps Co., Class A	6,300
450	Gannett Co., Inc.	19,665
900	Interpublic Group of Cos., Inc. (The)* ^	9,342
650	McGraw-Hill Cos., Inc. (The)	33,092
100	Meredith Corp.	5,730
300	New York Times Co., Class A ^	5,928
4,500	News Corp., Class A	98,955
600	Omnicom Group, Inc.	28,854
7,300	Time Warner, Inc.	134,027
185	Tribune Co.	5,054
1,350	Viacom Inc., Class B *	52,610
3,800	Walt Disney Co. (The)	130,682

		798,516

Metals & Mining (1.0%):
1,750	Alcoa, Inc.	68,460
200	Allegheny Teledyne, Inc.	21,990

	Security	Fair
Shares	Description	Value
400	Consol Energy, Inc.	18,640
700	Freeport-McMoRan Copper & Gold, Inc.	73,423
900	Newmont Mining Corp. ^	40,257
550	Nucor Corp.	32,709
200	United States Steel Corp.	21,188

		276,667

Multi-Utilities (0.9%):
400	Ameren Corp. ^	21,000
600	Centerpoint Energy, Inc.	9,618
500	Consolidated Edison, Inc.	23,150
550	Dominion Resources, Inc.	46,364
300	DTE Energy Co. ^	14,532
150	Integrys Energy Group, Inc. ^	7,685
500	NiSource, Inc.	9,570
650	PG&E Corp.	31,070
450	Public Service Enterprise Group, Inc.	39,596
500	Sempra Energy	29,060
400	TECO Energy, Inc.	6,572
800	Xcel Energy, Inc.	17,232

		255,449

Multiline Retail (1.3%):
100	AutoZone, Inc. *	11,614
200	Big Lots, Inc. * ^	5,968
100	Dillards, Inc., Class A ^	2,183
300	Family Dollar Stores, Inc.	7,968
400	J.C. Penney Co., Inc.	25,348
600	Kohl’s Corp. *	34,398
800	Macy’s, Inc.	25,856
400	Nordstrom, Inc.	18,756
150	Sears Holding Corp. * ^	19,080
1,700	Target Corp.	108,069
1,950	Walgreen Co.	92,118

		351,358

Office Electronics (0.1%):
1,800	Xerox Corp. *	31,212

Oil, Gas & Consumable Fuels (8.8%):
950	Anadarko Petroleum Corp.	51,063
700	Apache Corp.	63,042
800	Chesapeake Energy Corp. ^	28,208
4,150	ChevronTexaco Corp.	388,356
3,200	ConocoPhillips	280,864
900	Devon Energy Corp.	74,880
1,400	El Paso Corp.	23,758
450	EOG Resources, Inc.	32,549
10,850	Exxon Mobil Corp.	1,004,275
500	Hess Corp.	33,265
1,350	Marathon Oil Corp.	76,977
350	Murphy Oil Corp.	24,462
1,650	Occidental Petroleums Corp.	105,732
500	Peabody Energy Corp. ^	23,935
200	Rowan Companies, Inc.	7,316
1,200	Spectra Energy Corp.	29,376
200	Sunoco, Inc.	14,156
300	Tesoro Petroleum Corp.	13,806
1,100	Valero Energy Corp.	73,898
1,200	Williams Cos., Inc. (The)	40,872
800	XTO Energy, Inc.	49,472

		2,440,262

Paper & Forest Products (0.3%):
800	International Paper Co.	28,696
400	MeadWestvaco Corp.	11,812
400	Weyerhaeuser Co.	28,920

		69,428

Personal Products (0.1%):

	Security	Fair
Shares	Description	Value
800	Avon Products, Inc.	30,024
200	Estee Lauder Co., Inc. (The) — Class A ^	8,492

		38,516

Pharmaceuticals (5.9%):
3,050	Abbott Laboratories	163,541
650	Allergan, Inc.	41,906
200	Barr Laboratories, Inc. *	11,382
3,900	Bristol-Myers Squibb Co.	112,398
1,900	Eli Lilly & Co.	108,167
600	Forest Laboratories, Inc. *	22,374
5,700	Johnson & Johnson Co.	374,489
500	King Pharmaceuticals, Inc. *	5,860
4,300	Merck & Co., Inc.	222,267
500	Mylan Laboratories, Inc. ^	7,980
13,600	Pfizer, Inc.	332,247
3,200	Schering Plough Corp.	101,216
200	Watson Pharmaceuticals, Inc. *	6,480
2,650	Wyeth	118,058

		1,628,365

Real Estate Investment Trusts (1.1%):
200	Apartment Investment & Management Co.	9,026
400	Archstone-Smith Trust	24,056
150	Avalonbay Communities, Inc.	17,709
200	Boston Properties, Inc. ^	20,780
250	Developers Diversified Realty Corp. ^	13,968
500	Equity Residential Property Trust	21,180
450	General Growth Properties, Inc. ^	24,129
1,000	Host Hotels & Resorts, Inc.	22,440
500	Kimco Realty Corp.	22,605
300	Plum Creek Timber Co., Inc. ^	13,428
500	ProLogis Trust	33,175
250	Public Storage, Inc.	19,663
400	Simon Property Group, Inc.	39,999
250	Vornado Realty Trust	27,338

		309,496

Real Estate Management & Development (0.0%):
350	CB Richard Ellis Group, Inc *	9,744

Road & Rail (0.7%):
550	Burlington Northern Santa Fe Corp.	44,644
900	CSX Corp.	38,457
800	Norfolk Southern Corp.	41,528
100	Ryder System, Inc.	4,900
500	Union Pacific Corp.	56,530

		186,059

Semiconductors & Semiconductor Equipment (2.5%):
1,100	Advanced Micro Devices, Inc. * ^	14,520
700	Altera Corp.	16,856
600	Analog Devices, Inc.	21,696
2,700	Applied Materials, Inc.	55,890
900	Broadcom Corp., Class A *	32,796
11,450	Intel Corp.	296,096
350	KLA-Tencor Corp.	19,523
450	Linear Technology Corp. ^	15,746
1,400	LSI Logic Corp. * ^	10,388
400	Microchip Technology, Inc.	14,528
1,450	Micron Technology, Inc. *	16,095
500	National Semiconductor Corp.	13,560
200	Novellus Systems, Inc. * ^	5,452
1,125	NVIDIA Corp. *	40,770
400	Teradyne, Inc. *	5,520
2,850	Texas Instruments, Inc.	104,282
600	Xilinx, Inc.	15,684

		699,402

	Security	Fair
Shares	Description	Value
Software (3.1%):
1,150	Adobe Systems, Inc. *	50,209
500	Autodesk, Inc. *	24,985
400	BMC Software, Inc. *	12,492
800	CA, Inc.	20,576
400	Citrix Systems, Inc. *	16,128
600	Compuware Corp. *	4,812
650	Electronic Arts, Inc. *	36,394
700	Intuit, Inc. *	21,210
15,850	Microsoft Corp.	466,940
7,700	Oracle Corp. *	166,705
1,800	Symantec Corp. *	34,884

		855,335

Specialty Retail (1.5%):
200	Abercrombie & Fitch Co.	16,140
300	AutoNation, Inc. * ^	5,316
500	Bed Bath & Beyond, Inc. *	17,060
800	Best Buy Co., Inc.	36,816
300	Circuit City Stores, Inc. ^	2,373
1,000	Gap, Inc. (The)	18,440
3,300	Home Depot, Inc.	107,051
600	Limited, Inc. (The) ^	13,734
2,900	Lowe’s Cos., Inc.	81,258
500	Office Depot, Inc. *	10,310
150	OfficeMax, Inc.	5,141
100	Polo Ralph Lauren Corp.	7,775
300	RadioShack Corp. ^	6,198
200	Sherwin Williams Co.	13,142
1,400	Staples, Inc.	30,086
250	Tiffany & Co.	13,088
900	TJX Cos., Inc.	26,163

		410,091

Textiles Apparel & Luxury Goods (0.4%):
700	Coach, Inc. *	33,089
200	Jones Apparel Group, Inc.	4,226
200	Liz Claiborne, Inc.	6,866
800	Nike, Inc., Class B	46,928
200	V.F. Corp.	16,150

		107,259

Thrifts & Mortgage Finance (1.0%):
1,100	Countrywide Credit Industries, Inc. ^	20,911
1,900	Fannie Mae	115,539
1,300	Freddie Mac	76,713
150	MGIC Investment Corp. ^	4,847
700	Sovereign Bancorp, Inc. ^	11,928
1,700	Washington Mutual, Inc.	60,027

		289,965

Tobacco (1.2%):
4,150	Altria Group, Inc.	288,550
300	Reynolds American, Inc. ^	19,077
300	UST, Inc. ^	14,880

		322,507

Trading Companies & Distributors (0.0%):
150	W.W. Grainger, Inc.	13,679

Waste Management (0.2%):
600	Allied Waste Industries, Inc. *	7,650
1,000	Waste Management, Inc.	37,740

		45,390

Wireless Telecommunication Services (0.5%):
650	ALLTEL Corp.	45,292
5,600	Sprint Corp.	106,400

		151,692

Total Common Stocks (Cost $25,520,695)		26,257,998

Shares or	Security	Fair
Principal Amount	Description	Value
Deposit Account (4.3%):
1,200,479	NTRS London Deposit Account	1,200,479

Total Deposit Account (Cost $1,200,479)		1,200,479

Collateral for Securities on Loan (3.0%):
822,337	Northern Trust Liquid Institutional Asset Portfolio	822,337

Total Collateral for Securities on Loan (Cost $822,337)		822,337

U.S. Treasury Bills (0.2%):
50,000	3.60%, 12/27/07 (a)+	49,550

Total U.S. Treasury Obligations (Cost $49,568)		49,550

Total Investment Securities (Cost $27,593,079) (b) — 102.2%		28,330,364
Net Other Assets (Liabilities) — (2.2)%		(608,504)

NET ASSETS — 100.0%		$27,721,860

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of a security is loaned as of September 30, 2007.

+	Securities segregated as collateral for futures contracts.

(a)	The rate presented represents the effective yield at September 30, 2007.

(b)	Cost for federal income tax purposes is $27,618,323. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,748,327
Unrealized depreciation	(1,036,286)

Net unrealized depreciation	$712,041

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	97.6%
Netherlands	0.9%
Bermuda	0.8%
Cayman Islands	0.5%
Panama	0.2%

100.0%

Futures Contracts
Securities with an aggregate fair value of $49,550 have been segregated with the custodian to cover margin requirements for the following open contracts as of September 30, 2007.

				Unrealized
		Expiration	# of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P E-Mini December Futures	Long	12/21/07	16	$23,343
See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
 AZL Schroder International Small Cap Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (94.1%):
Consumer Discretionary (12.0%):
9,700	Alpha Corp. ^	$199,084
35,000	BPP Holdings plc	438,267
14,146	Carrere Group * ^	308,346
9,500	Chiyoda Co., Ltd.	136,618
25,443	Emap plc	457,130
11,200	Exedy Corp.	347,393
1,644,000	Giordano International, Ltd. ^	809,090
22,600	Hard Off Corp. Co., Ltd.	109,916
8,200	HI-LEX Corp.	126,198
9,000	His Co., Ltd.	169,168
25,000	Holidaybreak plc	381,080
24,033	Homair SA *	168,176
3,000	HONEYS. Co., Ltd. ^	88,997
4,563	Hyundai Dept. Store	547,350
35,449	Inchcape plc	304,932
10,000	Jumbo SA	341,880
16,000	Koito Manufacturing Co., Ltd.	194,558
33,808	Koninklijke Ten Cate NV	1,368,599
687	Kuoni Reisen Holding	324,947
3,270	Macintosh Retail Group NV	114,974
81,427	Mobilezone Holding AG	533,857
10,200	Musashi Seimitsu Industry Co., Ltd.	323,239
9,800	Nafco Co., Ltd.	242,352
10,154	Nexity ^	624,797
15,200	Nidec Copal Corp.	172,333
14,900	Nishimatsuya Chain Co., Ltd. ^	188,859
5,200	SANEI-INT’L Co., Ltd. ^	104,162
8,900	Tsutsumi Jewelry Co., Ltd.	215,605
25,151	United Business Media plc	355,841
32,784	William Hill plc	431,190

		10,128,938

Consumer Staples (4.6%):
8,800	Arcs Co., Ltd.	124,198
697,000	Beijing Jingkelong Co., Ltd. ^	718,428
1,012,000	China Foods Holdings, Ltd. * ^	640,154
27,754	Cranswick plc	417,505
4,110	Greggs plc	404,727
59,000	Swedish Match AB	1,227,106
9,500	Tsuruha Holdings Co.	316,850

		3,848,968

Energy (3.1%):
128	FLUXYS-D	452,748
9,300	FuGro NV	754,371
9,266	Groupe Bourbon SA	601,867
26,017	Hunting plc	359,763
30,308	Venture Production plc	421,233

		2,589,982

Financials (17.0%):
25,640	Altamir Amboise	363,419
365,000	Ascendas Real Estate Investment Trust	669,355
58,291	Azimut Holding SpA	896,871
30,000	Babis Vovos International Construction SA *	1,030,659

	Security	Fair
Shares	Description	Value
4,800	Bank of Okinawa, Ltd.	156,211
198	Bank Sarasin & CIE-REG B	870,563
4,785	Bel Sofina	566,800
20,438	CASH.LIFE AG	387,303
401	Cegereal	19,555
168,000	China Everbright, Ltd. * ^	592,033
1,500,000	Chuang’s Consortium International, Ltd.	317,185
5,846	Compagnie Nationale A Portefeuille	407,524
26,000	D Carnegie AB	546,378
286,800	Dah Sing Banking Group, Ltd. ^	633,327
7,136	Domestic & General Group plc	202,177
326,300	Eon Capital Bhd.	654,548
136,665	Evolution Group plc	299,466
32,100	Grainger Trust plc	293,584
50,000	Greek Postal Savings Bank	1,094,846
19,087	Grenkeleasing AG	740,689
2,476	Helvetia Patria Holding	849,745
23,000	Hiroshima Bank, Ltd.	125,148
5,100	Interhyp AG	386,980
84,000	Kowloon Development Co., Ltd.	214,504
92,000	Minato Bank, Ltd.	192,682
2,000	Musashino Bank, Ltd. (The) ^	94,591
25,500	Quintain Estates & Development plc	385,660
27,500	Shaftesbury plc	278,453
29,459	Store Electronic *	632,818
8,400	Tokyo Tomin Bank, Ltd.	245,397
2,650	TrygVesta AS ^	212,345

		14,360,816

Health Care (3.6%):
70,119	Dechra Pharmaceuticals plc	499,964
12,000	Kissei Pharmaceutical Co., Ltd. ^	217,141
208,000	Parkway Holdings, Ltd.	591,862
4,500	Schweizerhall Holding AG	734,857
7,300	Sysmex Corp. ^	280,887
14,000	Tsumura & Co.	248,978
5,000	Virbac SA ^	442,719

		3,016,408

Industrials (34.3%):
31,800	Aica Kogyo Co., Ltd.	347,027
18,600	Amano Corp.	224,538
37,607	Amec plc	568,467
103,347	Assetco plc *	414,283
17,180	Atkins (WS) plc	401,396
44,269	Babcock International Group plc	461,907
5,100	Bilfinger Berger AG	401,435
40,000	BSS Group plc	375,628
220,000	C.I.R. SPA ^	858,287
49,157	Carillion plc	384,348
20,231	Charter plc *	489,192
518,000	China Easten Airlines Corp., Ltd. *	536,453
23,000	Daihatsu Diesel Manufacturing Co., Ltd. ^	339,597
41,869	DCC plc	1,240,879
13,015	Demag Cranes AG	611,999
16,065	Dlh A/S, B Shares	292,626
6,000	Eriks Group NV — Cva	453,427
7,834	Eurokai Kgaa	754,236
4,059	Geberit Internatinal AG *	531,087
596,000	Goodpack, Ltd.	837,883
11,949	Homeserve plc	422,929
63,000	Hopewell Holdings, Ltd.	300,336
2,740	Hyunjin Materials Co., Ltd.	135,805
7,200	Inaba Denki Sangyo Co., Ltd. ^	261,553
9,000	Kapsch Trafficcom AG *	493,702

	Security	Fair
Shares	Description	Value
1,439	Kcc Corp.	876,598
9,300	Kumho Industrial Co., Ltd.	593,041
65,984	Meggitt plc	428,279
15,600	Misumi Group, Inc,	264,489
90,617	Mitie Group plc	463,479
10,000	Morgan Sindall plc	319,938
17,756	MTU Aero Engines Holding AG	1,082,836
29,700	Munters AB	427,798
11,000	Nagase & Co., Ltd.	129,739
21,000	NIPPON THOMPSON Co., Ltd.	186,268
6,800	Nishio Rent All Co., Ltd.	118,106
12,900	Nitta Corp.	261,301
15,100	OSG Corp. ^	156,574
15,238	Rheinmetall AG	1,215,106
8,100	Rosenbauer International AG	454,156
16,270	S1 Corp.	974,727
27,900	Saab AB	660,375
38,876	Saft Groupe SA ^	1,729,931
17,300	Sato Corp.	322,906
210,000	Shanghai Industrial Holdings, Ltd. ^	1,043,862
39,000	ShinMaywa Industries, Ltd.	185,941
16,052	Sig plc	341,550
507,000	Smrt Corp., Ltd.	582,040
16,537	Speedy Hire plc	366,411
9,895	Steico AG *	260,985
20,000	Thielert AG * ^	546,494
80,000	Transcom Worldwide B Shares *	584,842
12,300	Trusco Nakayama Corp.	212,718
8,300	Union Tools Co. ^	357,069
17,087	United Group, Ltd ^	279,879
27,769	Wsp Group plc	401,564
36,880	YIT OYJ	1,092,879

		29,060,901

Information Technology (10.3%):
19,450	Alten *	727,057
18,300	Arisawa Manufacturing	160,926
12,144	Austriamicrosystems AG *	638,467
1,400	Comet Holding AG	306,225
44,136	Computershare, Ltd. ^	363,012
224	eAccess, Ltd. ^	124,130
36,897	F-Secure OYJ	126,683
5,300	Icom, Inc.	151,603
30,867	Ids Scheer AG ^	681,540
6,000	Invision Software AG *	198,257
15,000	Japan Aviation Electronics Industry, Ltd.	234,072
20,700	Koa Corp.	292,977
31,557	Laird Group plc	348,325
82,968	Misys plc	374,605
17,600	Nichicon Corp. ^	222,788
1,320	Obic Co., Ltd.	255,492
77,447	Oxford Instruments plc	363,717
14,722	Royalblue Group plc	298,191
9,600	Ryosan Co., Ltd.	240,264
16,579	Smartrac NV *	793,876
18,600	Sumida Corp. ^	311,085
16,000	Sword Group	903,544
121	Thine Electronics, Inc.	137,831
331,000	Unisteel Technology, Ltd.	478,299

		8,732,966

Materials (5.0%):
23,000	Chugoku Marine Paints, Ltd.	296,422
40,000	DC Co., Ltd. ^	224,003
18,500	Fujikura Kasei Co., Ltd.	174,749
56,000	FURUKAWA-SKY Aluminum Corp.	176,932
81,956	Iluka Resources, Ltd. ^	402,747
20,100	Jsp Corp.	238,846

	Security	Fair
Shares	Description	Value
8,900	Lintec Corp.	173,891
55,643	Marshalls plc	330,722
11,600	Nifco, Inc.	277,413
23,000	Nissan Chemical Industries, Ltd.	283,416
690	Sika AG-BEARER	1,341,989
7,900	T&K Toka Co., Ltd.	126,887
7,400	Tokyo Ohka Kogyo Co., Ltd.	159,616
5,715	Verbio AG *	28,695

		4,236,328

Utilities (4.2%):
52,907	Acea SpA	1,042,051
9,012	BKW FMB Energie AG	990,286
13,454	Red Electrica DE Espana	696,672
8,499	Rubis ^	799,362

		3,528,371

Total Common Stocks (Cost $80,707,569)		79,503,678

Collateral for Securities on Loan (10.6%):
8,978,449	Northern Trust Liquid Institutional Asset Portfolio	8,978,449

Total Collateral for Securities on Loan (Cost $8,978,449)		8,978,449

Deposit Account (4.6%):
3,861,387	NTRS London Deposit Account	3,861,387

Total Deposit Account (Cost $3,861,387)		3,861,387

Warrant (0.0%):
Industrials (0.0%):
74,500	Goodpack, Ltd.	37,877

Total Warrant (Cost $0)		37,877

Total Investment Securities (Cost $93,547,405) (a) — 109.3%		92,381,391
Net Other Assets (Liabilities) — (9.3)%		(7,861,636)

NET ASSETS — 100.0%		$84,519,755

Percentages indicated are based on net assets as of September 30, 2007.

^	All or a portion of a security is loaned as of September 30, 2007.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $93,556,685. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,649,809
Unrealized depreciation	(5,825,103)

Net unrealized depreciation	$(1,175,294)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United Kingdom	16.1%
Japan	14.6%
Germany	9.0%
France	8.8%
Switzerland	7.8%

Country	Percentage
Hong Kong	7.0%
United States	4.6%
Netherlands	4.2%
Sweden	4.1%
Singapore	3.8%
Korea	3.8%
Italy	3.4%
Greece	3.0%
Austria	1.9%
Belgium	1.7%
Ireland	1.5%
Finland	1.5%
Australia	1.3%
Spain	0.8%
Malaysia	0.8%
Denmark	0.3%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (99.5%):
Aerospace & Defense (2.1%):
1,400	AAR Corp. * ^	$42,476
700	Cubic Corp. ^	29,519
1,700	Curtiss-Wright Corp. ^	80,750
600	EDO Corp. ^	33,606
1,000	Esterline Technologies Corp. *	57,050
2,200	Gencorp, Inc. *	26,312
1,600	Moog, Inc., Class A * ^	70,304
1,300	Teledyne Technologies, Inc. * ^	69,407
700	Triumph Group, Inc. ^	57,197

		466,621

Air Freight & Logistics (0.3%):
1,100	Forward Air Corp. ^	32,758
1,500	HUB Group, Inc., Class A * ^	45,045

		77,803

Airlines (0.1%):
1,000	Frontier Airlines Holdings, Inc. * ^	6,190
2,100	Mesa Air Group, Inc. * ^	9,324

		15,514

Auto Parts & Equipment (0.5%):
700	Drew Industries, Inc. * ^	28,476
600	Keystone Automotive Industries, Inc. *	28,656
1,800	LKQ Corp. * ^	62,658
500	Standard Motor Products, Inc. ^	4,700

		124,490

Automotive (0.7%):
1,000	Arctic Cat, Inc. ^	16,360
2,000	Fleetwood Enterprises, Inc. * ^	17,100
1,000	Group 1 Automotive, Inc. ^	33,570
1,100	Monaco Coach Corp. ^	15,433
1,300	Sonic Automotive, Inc. ^	31,122
800	Superior Industries International, Inc. ^	17,352
1,100	Wabash National Corp. ^	12,419
900	Winnebago Industries, Inc. ^	21,492

		164,848

Banking & Financial Services (5.8%):
1,600	BankAtlantic Bancorp, Inc., Class A ^	13,872
1,100	BankUnited Financial Corp., Class A^	17,094
1,500	Boston Private Financial Holdings, Inc. ^	41,760
1,200	Cascade Bancorp ^	26,712
1,300	Central Pacific Financial Corp. ^	37,960
1,800	Chittenden Corp.	63,288
1,900	Corus Bankshares, Inc. ^	24,738
600	Downey Financial Corp. ^	34,680
2,500	East West Bancorp, Inc. ^	89,900
1,200	Financial Federal Corp. ^	33,612
1,200	First Cash Financial Services, Inc. *^	28,104
1,400	First Commonwealth Financial Corp. ^	15,484
600	FirstFed Financial Corp. * ^	29,730
1,400	Flagstar Bancorp, Inc. ^	13,622
1,300	Franklin Bank Corp. * ^	11,960

	Security	Fair
Shares	Description	Value
2,800	Fremont General Corp. ^	10,920
1,600	Frontier Financial Corp. ^	37,328
2,200	Glacier Bancorp, Inc. ^	49,544
1,300	Hanmi Financial Corp. ^	20,137
1,700	Investment Technology Group, Inc. *	73,066
700	Irwin Financial Corp. ^	7,714
1,700	OptionsXpress Holdings, Inc.	44,438
700	Portfolio Recovery Associates, Inc. ^	37,149
700	PrivateBancorp, Inc. ^	24,388
1,200	Provident Bankshares Corp. ^	37,596
2,700	South Financial Group, Inc. ^	61,398
2,800	Sterling Bancshares, Inc.	31,948
2,000	Sterling Financial Corp. ^	53,820
2,300	Susquehanna Bancshares, Inc. ^	46,230
1,400	Sykes Enterprises, Inc. * ^	23,254
4,000	UCBH Holdings, Inc. ^	69,920
2,200	Umpqua Holdings Corp. ^	44,022
1,400	United Bankshares, Inc. ^	42,616
1,700	United Community Banks, Inc. ^	41,684
2,600	Whitney Holding Corp.	68,588
500	Wilshire Bancorp, Inc. ^	5,485
700	World Acceptance Corp. * ^	23,156

		1,336,917

Beer, Wine, & Distilled Beverages (0.1%):
300	Boston Beer Company, Inc. (The) Class A *	14,598

Biotechnology (0.6%):
1,100	LifeCell Corp. * ^	41,327
1,200	Martek Biosciences Corp. * ^	34,836
2,200	Regeneron Pharmaceuticals, Inc. * ^	39,160
1,400	Savient Pharmaceuticals, Inc. * ^	20,370

		135,693

Building Products (0.8%):
2,600	Lennox International, Inc.	87,880
700	NCI Building Systems, Inc. * ^	30,247
1,600	Simpson Manufacturing Co., Inc. ^	50,960
700	Universal Forest Products, Inc. ^	20,930

		190,017

Capital Markets (0.3%):
1,200	Labranche & Co., Inc. * ^	5,616
700	Piper Jaffray Cos., Inc. * ^	37,520
1,000	SWS Group, Inc. ^	17,690
900	Tradestation Group, Inc. * ^	10,503

		71,329

Chemicals (1.4%):
1,200	Arch Chemicals, Inc.	56,256
1,000	Cabot Microelectronics Corp. * ^	42,750
2,500	H.B. Fuller Co. ^	74,200
1,200	OM Group, Inc. *	63,372
1,300	Omnova Solutions, Inc. * ^	7,514
100	Penford Corp.	3,770
4,600	PolyOne Corp. *	34,362
1,100	Schulman, Inc. ^	21,703
1,900	Tronox, Inc., Class B ^	17,157

		321,084

Commercial Banks (1.5%):
500	Alabama National Bancorp	38,960
1,400	Community Bank System, Inc. ^	27,328
3,700	First Bancorp ^	35,150
1,400	First Financial Bancorp ^	17,892
500	First Indiana Corp.	15,660
1,900	First Midwest Bancorp, Inc. ^	64,904
600	Independent Bank Corp. ^	6,630
1,000	Nara Bancorp, Inc. ^	15,620
1,200	Prosperity Bancshares, Inc. ^	39,792
1,000	Signature Bank * ^	35,230

	Security	Fair
Shares	Description	Value
800	Sterling Bancorp ^	11,200
900	Wintrust Financial Corp. ^	38,421

		346,787

Commercial Services (1.6%):
900	Administaff, Inc.	32,670
1,200	Bowne & Co., Inc. ^	19,992
1,800	Brady Corp., Class A ^	64,584
1,000	CDI Corp. ^	27,880
600	Consolidated Graphics, Inc. * ^	37,674
900	G & K Services, Inc., Class A ^	36,180
2,000	Interface, Inc. ^	36,100
1,000	Mobile Mini, Inc. * ^	24,160
1,100	On Assignment, Inc. * ^	10,274
2,400	Tetra Tech, Inc. * ^	50,688
800	Viad Corp.	28,800

		369,002

Communications Equipment (1.1%):
700	Applied Signal Technology, Inc. ^	9,464
4,400	Arris Group, Inc. * ^	54,340
600	Bel Fuse, Inc., Class B ^	20,796
700	Black Box Corp. ^	29,932
600	Blue Coat Systems, Inc. * ^	47,256
2,000	Ditech Networks, Inc. * ^	10,540
2,600	Harmonic, Inc. * ^	27,586
300	Network Equipment Technologies, Inc. * ^	4,350
1,000	Smith Micro Software, Inc. * ^	16,060
1,900	Symmetricom, Inc. * ^	8,930
900	ViaSat, Inc. * ^	27,747

		257,001

Computers (1.6%):
1,000	Agilysys, Inc. ^	16,900
1,700	Avid Technology, Inc. * ^	46,036
1,900	Blackbaud, Inc. ^	47,956
2,700	Epicor Software Corp. * ^	37,179
3,800	Informatica Corp. * ^	59,660
800	JDA Software Group, Inc. * ^	16,528
200	Mercury Computer Systems, Inc. * ^	2,056
800	MTS Systems Corp. ^	33,280
100	Phoenix Technology, Ltd. *	1,071
800	RadiSys Corp. * ^	9,960
2,000	Secure Computing Corp. * ^	19,460
900	SPSS, Inc. * ^	37,026
1,000	Standard Microsystems Corp. * ^	38,420

		365,532

Computers & Peripherals (0.7%):
4,600	Adaptec, Inc. * ^	17,572
1,100	Hutchinson Technology, Inc. * ^	27,060
900	Insituform Technologies, Inc. *	13,707
300	Neoware Systems, Inc. * ^	4,866
1,200	Novatel Wireless, Inc. * ^	27,180
1,000	Stratasys, Inc. * ^	27,560
900	Synaptics, Inc. * ^	42,984

		160,929

Construction (1.6%):
1,200	Apogee Enterprises, Inc.	31,128
1,700	Building Materials Holding Corp. ^	17,986
2,800	EMCOR Group, Inc. *	87,808
800	M/I Homes, Inc. ^	11,112
2,300	Standard-Pacific Corp. ^	12,742
900	Texas Industries, Inc. ^	70,650
2,200	URS Corp. * ^	124,190

		355,616

Containers & Packaging (0.3%):
1,000	Caraustar Industries, Inc. * ^	4,460
1,200	Myers Industries, Inc. ^	23,784

	Security	Fair
Shares	Description	Value
1,300	Rock-Tenn Co.	37,570

		65,814

Diversified Consumer Services (0.5%):
800	Bright Horizons Family Solutions, Inc. * ^	34,272
1,200	Coinstar, Inc. *	38,604
300	CPI Corp. ^	11,556
400	Prepaid Depot, Inc. * ^	22,184
500	Universal Technical Institute, Inc. * ^	9,000

		115,616

Electric Utilities (0.3%):
1,000	UIL Holdings Corp. ^	31,500
1,000	UniSource Energy Corp. ^	29,890

		61,390

Electronic Equipment & Instruments (4.0%):
1,800	Acuity Brands, Inc.	90,864
1,700	Baldor Electric Co. ^	67,915
1,500	C&D Technologies, Inc. *	7,470
1,900	Cognex Corp.	33,744
1,000	Daktronics, Inc. ^	27,220
600	Faro Technologies, Inc. * ^	26,490
2,500	FLIR Systems, Inc. * ^	138,475
600	Keithley Instruments, Inc. ^	6,360
1,100	Littlelfuse, Inc. *	39,259
1,200	LoJack Corp. * ^	22,752
1,800	Newport Corp. * ^	27,414
1,300	Photon Dynamics, Inc. * ^	11,765
1,100	Planar Systems, Inc. * ^	7,381
2,000	Plexus Corp. *	54,800
500	Rogers Corp. * ^	20,595
1,000	ScanSource, Inc. * ^	28,110
4,500	Trimble Navigation, Ltd. *	176,445
500	Universal Electronics, Inc. *	16,250
400	Vicor Corp. ^	4,848
1,300	Woodward Governor Co.	81,120
1,100	X-Rite, Inc. ^	15,884

		905,161

Electronics (2.4%):
1,300	Actel Corp. * ^	13,949
800	Audiovox Corp., Class A * ^	8,232
1,700	Belden CDT, Inc. ^	79,747
2,900	Benchmark Electronics, Inc. *	69,223
1,600	CTS Corp. ^	20,640
1,600	Cymer, Inc. * ^	61,424
1,100	Electro Scientific Industries, Inc. * ^	26,356
2,100	Exar Corp. *	27,426
1,700	Methode Electronics, Inc.	25,585
2,200	MKS Instruments, Inc. * ^	41,844
1,200	Park Electrochemical Corp. ^	40,296
1,400	Regal-Beloit Corp. ^	67,046
1,800	Technitrol, Inc.	48,510
1,400	TTM Technologies, Inc. * ^	16,198

		546,476

Energy Equipment & Services (2.8%):
1,100	Atwood Oceanics, Inc. * ^	84,216
800	Bristow Group, Inc. * ^	34,968
800	CARBO Ceramics, Inc. ^	40,584
1,000	Hornbeck Offshore Services, Inc. * ^	36,700
600	Lufkin Industries, Inc. ^	33,012
1,000	Matrix Service Co. * ^	20,950
2,100	Oceaneering International, Inc. *	159,180
900	Seacor Holdings, Inc. * ^	85,590
2,600	Tetra Technologies, Inc. * ^	54,964
1,200	W-H Energy Services, Inc. *	88,500

		638,664

	Security	Fair
Shares	Description	Value
Food (1.0%):
3,300	Flowers Foods, Inc.	71,940
500	Nash Finch Co. ^	19,915
1,400	Performance Food Group Co. * ^	42,182
1,000	Ralcorp Holdings, Inc. * ^	55,820
1,200	Treehouse Foods, Inc. * ^	32,460

		222,317

Food & Staples Retailing (0.4%):
900	Great Atlantic & Pacific Tea Co., Inc. * ^	27,414
800	Spartan Stores, Inc. ^	18,024
1,600	United Natural Foods, Inc. * ^	43,552

		88,990

Food Products (1.1%):
2,900	Corn Products International, Inc.	133,023
1,600	Hain Celestial Group, Inc. * ^	51,408
600	J & J Snack Foods Corp. ^	20,892
300	Peet's Coffee & Tea, Inc. *	8,373
700	Sanderson Farms, Inc. ^	29,169

		242,865

Gas Utilities (0.8%):
1,000	Laclede Group, Inc. (The) ^	32,280
1,200	South Jersey Industries, Inc. ^	41,760
4,300	UGI Corp.	111,714

		185,754

Health Care (2.6%):
1,000	Amedisys, Inc. * ^	38,420
2,100	AMERIGROUP Corp. *	72,408
1,100	ArthroCare Corp. * ^	61,479
1,300	CONMED Corp. *	36,387
1,700	Cooper Companies, Inc. ^	89,114
1,400	Gentiva Health Services, Inc. * ^	26,894
1,100	Haemonetics Corp. * ^	54,362
1,200	Omnicell, Inc. *	34,248
1,700	Pediatrix Medical Group, Inc. *	111,214
1,400	Phase Forward, Inc. * ^	28,014
800	RehabCare Group, Inc. * ^	14,072
400	Usana Health Sciences, Inc. * ^	17,500

		584,112

Health Care Equipment & Supplies (3.8%):
2,200	American Medical Systems Holdings, Inc. * ^	37,290
600	Analogic Corp. ^	38,256
900	BioLase Technology, Inc. * ^	6,156
500	Cyberonics, Inc. * ^	6,970
800	Datascope Corp.	27,048
800	DJ Orthopedics, Inc. * ^	39,280
2,000	Hologic, Inc. * ^	122,000
2,600	Immucor, Inc. * ^	92,950
700	Integra LifeSciences Holdings * ^	34,006
1,400	Invacare Corp. ^	32,732
400	Kensey Nash Corp. * ^	10,444
1,400	Mentor Corp. ^	64,470
1,400	Meridian Bioscience, Inc. ^	42,448
1,300	Merit Medical Systems, Inc. *	16,874
800	Palomar Medical Technologies, Inc. * ^	22,792
900	PolyMedica Corp.	47,268
2,900	Respironics, Inc. *	139,287
700	Surmodics, Inc. * ^	34,307
1,200	Symmetry Medical, Inc. *	20,040
600	Vital Signs, Inc. ^	31,284

		865,902

Health Care Providers & Services (3.0%):
2,100	Allscripts Healthcare Solution, Inc. * ^	56,763
900	AMN Healthcare Services, Inc. * ^	16,857

	Security	Fair
Shares	Description	Value
1,200	AmSurg Corp. *	27,684
1,000	ArQule, Inc. * ^	7,130
1,800	Centene Corp. *	38,718
1,000	Chemed Corp. ^	62,160
1,000	Cross Country Healthcare, Inc. * ^	17,470
1,200	CryoLife, Inc. *	11,340
1,300	HealthExtras, Inc. * ^	36,179
1,200	Healthways, Inc. * ^	64,764
2,000	Hooper Holmes, Inc. * ^	4,720
1,100	Inventiv Health, Inc. * ^	48,202
1,000	LCA-Vision, Inc. ^	29,390
500	LHC Group, Inc. * ^	10,735
900	Matria Healthcare, Inc. * ^	23,544
500	MedCath Corp. *	13,730
1,400	Odyssey Healthcare, Inc. * ^	13,454
1,000	Osteotech, Inc. *	7,520
1,500	Owens & Minor, Inc.	57,135
1,000	PharMerica Corp. * ^	14,920
2,900	PSS World Medical, Inc. * ^	55,477
700	Res-Care, Inc. *	15,988
1,500	Sunrise Assisted Living, Inc. * ^	53,055

		686,935

Hotels, Restaurants & Leisure (2.3%):
1,100	California Pizza Kitchen, Inc. * ^	19,327
1,500	CEC Entertainment, Inc. *	40,305
2,100	CKE Restaurants, Inc. ^	34,041
700	IHOP Corp. ^	44,331
1,200	Marcus Corp. ^	23,040
800	P.F. Chang's China Bistro, Inc. * ^	23,680
1,100	Panera Bread Co., Class A * ^	44,880
2,200	Pinnacle Entertainment, Inc. * ^	59,906
700	Red Robin Gourmet Burgers * ^	30,030
300	Ruth's Chris Steak House, Inc. * ^	4,275
1,600	Shuffle Master, Inc. * ^	23,920
2,800	Sonic Corp. * ^	65,520
800	Steak n Shake Co. (The) * ^	12,008
1,600	Texas Roadhouse, Inc., Class A * ^	18,720
2,700	Triarc Cos., Inc. ^	33,777
1,350	WMS Industries, Inc. * ^	44,685

		522,445

Household Durables (0.6%):
2,900	Champion Enterprises, Inc. * ^	31,842
900	Ethan Allen Interiors, Inc. ^	29,421
1,300	La-Z-Boy, Inc. ^	9,594
700	Meritage Corp. * ^	9,884
500	National Presto Industries, Inc. ^	26,500
600	Skyline Corp. ^	18,048

		125,289

Household Products (0.3%):
2,400	Central Garden & Pet Co., Class A * ^	21,552
300	Libbey, Inc. ^	5,256
800	Spectrum Brands, Inc. * ^	4,640
800	WD-40 Co. ^	27,312

		58,760

Insurance (2.8%):
1,800	Delphi Financial Group, Inc., Class A	72,756
1,500	Hilb, Rogal & Hamilton Co.	64,995
800	Infinity Property & Casualty Corp. ^	32,176
600	LandAmerica Financial Group, Inc. ^	23,388
2,500	Philadelphia Consolidated Holding Corp. *	103,350
700	Presidential Life Corp. ^	11,872
1,400	ProAssurance Corp. * ^	75,418
700	RLI Corp. ^	39,704
800	Safety Insurance Group, Inc. ^	28,752
200	SCPIE Holdings, Inc. *	4,450
2,400	Selective Insurance Group, Inc. ^	51,072

	Security	Fair
Shares	Description	Value
600	Stewart Information Services Corp.	20,562
700	Tower Group, Inc. ^	18,326
900	United Fire & Casualty Co. ^	35,181
1,400	Zenith National Insurance Corp.	62,846

		644,848

Internet & Catalog Retail (0.0%):
800	Stamps.com, Inc. * ^	9,576

Internet Software & Services (0.9%):
1,100	Authorize.Net Holdings, Inc. *	19,393
400	Bankrate, Inc. * ^	18,448
1,000	CyberSource Corp. * ^	11,690
1,300	InfoSpace, Inc. ^	22,828
700	PC-Tel, Inc. *	5,313
1,100	Perficient, Inc. * ^	24,057
1,200	Tyler Technologies, Inc. * ^	16,020
2,900	United Online, Inc. ^	43,529
2,000	Websense, Inc. * ^	39,460

		200,738

IT Consulting & Services (0.3%):
800	Gevity HR, Inc. ^	8,200
800	ManTech International Corp., Class A * ^	28,784
700	SI International, Inc. * ^	19,999

		56,983

Leisure Equipment & Products (0.7%):
300	MarineMax, Inc. * ^	4,368
1,000	Nautilus Group, Inc. (The) ^	7,970
1,300	Polaris Industries, Inc. ^	56,706
1,600	Pool Corp. ^	39,968
900	RC2 Corp. * ^	24,921
900	Sturm, Ruger & Co., Inc. * ^	16,119

		150,052

Life Sciences Tools & Services (0.5%):
1,500	Cambrex Corp. ^	16,335
800	Dionex Corp. * ^	63,568
1,300	Enzo Biochem, Inc. * ^	14,755
800	Pharmanet Development Group, Inc. * ^	23,224

		117,882

Machinery (2.8%):
300	A.S.V., Inc. * ^	4,209
900	Astec Industries, Inc. *	51,705
1,900	Briggs & Stratton Corp. ^	47,842
400	Cascade Corp. ^	26,068
1,100	Enpro Industries, Inc. * ^	44,660
1,100	Kaydon Corp. ^	57,189
300	Lindsay Manufacturing Co. ^	13,134
500	Lydall, Inc. *	4,640
4,800	Manitowoc Co.	212,544
1,700	Mueller Industries, Inc.	61,438
800	Robbins & Myers, Inc.	45,832
700	Valmont Industries, Inc. ^	59,395

		628,656

Manufacturing (5.4%):
1,100	A.O. Smith Corp. ^	48,268
1,700	Advanced Energy Industries, Inc. * ^	25,670
900	Albany International Corp., Class A ^	33,741
1,500	Applied Industrial Technologies, Inc. ^	46,245
2,900	AptarGroup, Inc. ^	109,823
4,700	Axcelis Technologies, Inc. * ^	24,017
1,700	Barnes Group, Inc. ^	54,264
1,000	Ceradyne, Inc. * ^	75,740
700	Chattem, Inc. * ^	49,364
1,600	Checkpoint Systems, Inc. * ^	42,224
2,000	CLARCOR, Inc. ^	68,420
1,500	Coherent, Inc. * ^	48,120
1,200	Cohu, Inc.	22,500

	Security	Fair
Shares	Description	Value
2,000	Gardner Denver, Inc. *	78,000
1,400	Georgia Gulf Corp. ^	19,460
1,100	Greatbatch, Inc. * ^	29,249
1,000	Griffon Corp. * ^	15,100
600	ICU Medical, Inc. * ^	23,250
2,800	Kulicke & Soffa Industries, Inc. * ^	23,744
900	Lance, Inc. ^	20,718
900	Maidenform Brands, Inc. * ^	14,292
700	Oxford Industries, Inc.	25,284
1,400	Rudolph Technologies, Inc. * ^	19,362
800	Standex International Corp. ^	16,544
1,600	Toro Co. ^	94,128
1,300	Tredegar, Inc.	22,425
400	Ultratech, Inc. * ^	5,544
2,850	Varian Semiconductor Equipment Associates, Inc. *	152,532
900	Watts Water Technologies, Inc., Class A ^	27,630

		1,235,658

Marine (0.4%):
2,100	Kirby Corp. * ^	92,694

Media (0.5%):
200	4Kids Entertainment, Inc. *	3,518
1,000	Arbitron, Inc. ^	45,340
2,900	Live Nation, Inc. * ^	61,625
2,300	Radio One, Inc. *	8,579

		119,062

Metals & Mining (1.8%):
400	A.M. Castle & Co. ^	13,040
700	AMCOL International Corp. ^	23,163
600	Brush Engineered Materials, Inc. * ^	31,134
1,200	Century Aluminum Co. * ^	63,180
1,100	Gibraltar Industries, Inc. ^	20,350
3,500	Massey Energy Co. ^	76,370
1,600	Quanex Corp. ^	75,168
750	RTI International Metals, Inc. * ^	59,445
1,100	Ryerson, Inc. ^	37,114

		398,964

Multi-Utilities (0.1%):
600	CH Energy Group, Inc. ^	28,680

Multiline Retail (0.1%):
1,900	Fred’s, Inc. ^	20,007
500	Tuesday Morning Corp. ^	4,495

		24,502

Oil, Gas & Consumable Fuels (2.0%):
3,800	Cabot Oil & Gas Corp.	133,608
3,600	Helix Energy Solutions Group, Inc. * ^	152,856
1,400	Penn Virginia Corp.	61,572
600	Petroleum Development Corp. * ^	26,610
1,100	Swift Energy Co. * ^	45,012
1,100	World Fuel Services Corp. ^	44,891

		464,549

Oil & Gas (2.9%):
3,600	Atmos Energy Corp.	101,952
800	Dril-Quip, Inc. * ^	39,480
500	Gulf Island Fabrication, Inc. ^	19,195
1,500	Headwaters, Inc. * ^	22,320
2,400	ION Geophysical Corp. * ^	33,192
700	NATCO Group , Inc. * ^	36,225
1,700	Pioneer Drilling Co. * ^	20,706
4,500	Southern Union Co.	139,995
2,400	St. Mary Land & Exploration Co.	85,608
1,200	Stone Energy Corp. * ^	48,012
600	Superior Well Services, Inc.	13,638
1,900	Unit Corp. *	91,960

		652,283

	Security	Fair
Shares	Description	Value
Paper & Forest Products (0.5%):
1,800	Buckeye Technologies, Inc. * ^	27,252
400	Deltic Timber Corp. ^	22,768
500	Neenah Paper, Inc.	16,545
700	Schweitzer-Mauduit International, Inc.	16,310
1,900	Wausau Paper Corp. ^	21,185

		104,060

Personal Products (0.2%):
900	Mannatech, Inc. ^	7,290
2,200	Playtex Products, Inc. *	40,216

		47,506

Pharmaceuticals (1.0%):
1,700	Alpharma, Inc., Class A ^	36,312
500	Bradley Pharmaceuticals, Inc. * ^	9,100
3,200	MGI Pharma, Inc. * ^	88,896
1,100	Noven Pharmaceuticals, Inc. * ^	17,523
1,300	Sciele Pharma, Inc. * ^	33,826
1,100	Theragenics Corp. * ^	4,939
3,200	ViroPharma, Inc. * ^	28,480

		219,076

Real Estate Investment Trusts (3.7%):
1,100	Acadia Realty Trust ^	29,843
2,000	Colonial Properties Trust	68,600
1,000	EastGroup Properties, Inc.	45,260
1,100	Entertainment Properties Trust ^	55,880
900	Essex Property Trust, Inc. ^	105,813
2,300	Inland Real Estate Corp. ^	35,627
1,300	Kilroy Realty Corp. ^	78,819
600	Kite Realty Group Trust ^	11,280
2,300	Lexington Corporate Properties Trust ^	46,023
1,100	LTC Properties, Inc. ^	26,037
2,100	Medical Properties Trust, Inc. ^	27,972
900	Mid-America Apartment Communities, Inc. ^	44,865
2,900	National Retail Properties, Inc. ^	70,702
600	Parkway Properties, Inc.	26,484
600	PS Business Parks, Inc.	34,110
3,200	Senior Housing Properties Trust ^	70,592
800	Sovran Self Storage, Inc. ^	36,672
900	Tanger Factory Outlet Centers, Inc. ^	36,531

		851,110

Retail (4.1%):
600	Blue Nile, Inc. * ^	56,472
1,900	Brown Shoe Co., Inc. ^	36,860
1,400	Cabela's, Inc. * ^	33,110
1,900	Casey's General Stores, Inc. ^	52,630
1,300	Cash America International, Inc.	48,880
1,200	Cato Corp. ^	24,528
1,000	Charlotte Russe Holdings, Inc. * ^	14,640
1,000	Children's Place Retail Stores, Inc. *^	24,280
1,100	Christopher & Banks Corp. ^	13,332
500	Deckers Outdoor Corp. *	54,900
1,200	Finish Line, Class A ^	5,208
700	Genesco, Inc. * ^	32,291
1,300	Jack In the Box, Inc. *	84,292
1,300	JAKKS Pacific, Inc. * ^	34,723
800	K-Swiss, Inc., Class A ^	18,328
1,100	Kellwood Co. ^	18,755
500	Landry's Restaurants, Inc. ^	13,230
1,300	Longs Drug Stores Corp.	64,571
900	Movado Group, Inc. ^	28,728
1,400	Multimedia Games, Inc. * ^	11,928
1,000	O'Charley's, Inc. ^	15,160
1,200	Papa John's International, Inc. * ^	29,328

	Security	Fair
Shares	Description	Value
1,700	Pep Boys - Manny, Moe & Jack ^	23,851
200	Petmed Express, Inc. * ^	2,802
1,200	RARE Hospitality International, Inc. *	45,732
800	School Specialty, Inc. * ^	27,704
900	Stein Mart, Inc. ^	6,849
2,500	Wolverine World Wide, Inc. ^	68,500
800	Zumiez, Inc. * ^	35,496

		927,108

Road & Rail (1.3%):
1,400	Arkansas Best Corp. ^	45,724
2,100	Heartland Express, Inc. ^	29,988
3,000	Kansas City Southern Industries, Inc. * ^	96,510
1,700	Knight Transportation, Inc. ^	29,257
2,000	Landstar System, Inc.	83,940

		285,419

Semiconductors & Semiconductor Equipment (1.5%):
2,200	AMIS Holdings, Inc. * ^	21,362
1,300	ATMI, Inc. * ^	38,675
3,200	Brooks Automation, Inc. * ^	45,568
850	Diodes, Inc. * ^	27,285
1,600	DSP Group, Inc. *	25,328
1,000	FEI Co. * ^	31,430
600	Intevac, Inc. * ^	9,120
2,500	Microsemi Corp. * ^	69,700
700	Pericom Semiconductor Corp. *	8,204
1,600	Photronics Corp. * ^	18,256
700	Supertex, Inc. * ^	27,916
1,300	Veeco Instruments, Inc. * ^	25,194

		348,038

Services (4.9%):
2,000	ABM Industries, Inc.	39,960
1,300	CACI International, Inc. Class A * ^	66,417
1,400	Chesapeake Corp. ^	11,844
1,500	CIBER, Inc. * ^	11,715
1,500	Healthcare Services Group, Inc. ^	30,405
900	Heidrick & Struggles International, Inc. * ^	32,805
1,100	IDEXX Laboratories, Inc. *	120,549
2,100	Insight Enterprises, Inc. * ^	54,201
500	Kendle International, Inc. * ^	20,765
1,000	Knot, Inc. (The) * ^	21,260
1,800	Labor Ready, Inc. * ^	33,318
900	Maximus, Inc. ^	39,222
1,000	MIVA, Inc. * ^	4,720
1,100	PAREXEL International Corp. * ^	45,397
3,200	Shaw Group, Inc. *	185,920
2,400	Sierra Health Services, Inc. *	101,256
3,400	Spherion Corp. *	28,084
1,600	Stage Store, Inc. ^	29,168
200	StarTek, Inc. ^	2,026
1,100	United Stationers, Inc. *	61,072
500	Volt Information Sciences, Inc. *	8,820
2,800	Waste Connections, Inc. *	88,928
1,800	Watson Wyatt & Company Holdings	80,892

		1,118,744

Software (2.7%):
700	Ansoft Corp. * ^	23,086
3,000	Ansys, Inc. * ^	102,510
1,100	Captaris, Inc. *	5,819
1,200	Concur Technologies, Inc. * ^	37,824
850	EPIQ Systems, Inc. * ^	15,997
1,600	FactSet Research Systems, Inc.	109,680
1,500	Manhattan Associates, Inc. *	41,115
1,600	Micros Systems, Inc. *	104,112
1,700	Napster, Inc. * ^	5,559

	Security	Fair
Shares	Description	Value
1,600	Progress Software Corp. *	48,480
700	Quality Systems, Inc. ^	25,641
900	Radiant Systems, Inc. * ^	14,247
1,800	Sonic Solutions * ^	18,846
2,600	THQ, Inc. *	64,948

		617,864

Specialty Retail (2.7%):
2,100	Aaron Rents, Inc. ^	46,830
1,000	Big 5 Sporting Goods Corp. ^	18,700
1,900	Dress Barn, Inc. * ^	32,319
1,100	Guitar Center, Inc. * ^	65,230
1,400	Gymboree Corp. * ^	49,336
1,200	Haverty Furniture Co., Inc. ^	10,524
1,600	Hibbett Sports, Inc. * ^	39,680
1,200	HOT Topic, Inc. *	8,952
800	Jo-Ann Stores, Inc. * ^	16,880
700	Jos. A. Bank Clothiers, Inc. * ^	23,394
600	Lithia Motors, Inc., Class A ^	10,236
2,300	Men's Wearhouse, Inc.	116,196
1,100	Midas, Inc. * ^	20,757
2,200	Select Comfort Corp. * ^	30,690
1,200	Tractor Supply Co. * ^	55,308
1,200	Tween Brands, Inc. * ^	39,408
1,500	Zale Corp. * ^	34,710

		619,150

Telecommunications (1.8%):
1,100	Anixter International, Inc. * ^	90,695
2,000	Brightpoint, Inc. * ^	30,020
2,100	C-Cor.net Corp. * ^	24,129
1,100	Comtech Telecommunications Corp. * ^	58,839
1,400	Digi International, Inc. * ^	19,936
1,500	General Communication, Inc. *	18,210
2,000	J2 Global Communications, Inc. * ^	65,460
1,200	NETGEAR, Inc. * ^	36,504
5,800	Skyworks Solutions, Inc. *	52,432
300	Tollgrade Communications, Inc. *	3,036

		399,261

Textiles, Apparel & Luxury Goods (2.1%):
3,100	Crocs, Inc. * ^	208,475
1,900	Fossil, Inc. * ^	70,984
2,600	Iconix Brand Group, Inc. * ^	61,854
4,000	Quiksilver Resources, Inc. * ^	57,200
1,300	Skechers U.S.A., Inc. * ^	28,730
600	UniFirst Corp. ^	22,476
400	Volcom, Inc. * ^	17,008

		466,727

Thrifts & Mortgage Finance (0.6%):
600	Anchor BanCorp Wisconsin, Inc. ^	16,200
2,600	Bank Mutual Corp.	30,654
2,600	Brookline Bancorp, Inc. ^	30,134
1,200	Dime Community Bancshares ^	17,964
400	Triad Guaranty, Inc. * ^	7,588
3,500	TrustCo Bank Corp. NY ^	38,255

		140,795

Tobacco (0.1%):
3,500	Alliance One International, Inc. * ^	22,890

Trading Companies & Distributors (0.3%):
900	Kaman Corp., Class A	31,104
1,000	Watsco, Inc. ^	46,430

		77,534

Transportation (0.4%):
900	Old Dominion Freight Line, Inc. * ^	21,573
2,500	SkyWest, Inc. ^	62,925

		84,498

	Security	Fair
Shares	Description	Value
Travel & Entertainment (0.2%):
500	Monarch Casino & Resort, Inc. * ^	14,225
2,200	Take-Two Interactive Software, Inc. * ^	37,576

		51,801

Utilities (3.1%):
700	ALLETE, Inc. ^	31,332
2,000	Avista Corp.	40,700
700	Central Vermont Public Service Corp. ^	25,578
2,300	Cleco Corp. ^	58,121
1,800	El Paso Electric Co. *	41,634
2,800	Energen Corp.	159,936
1,200	Itron, Inc. * ^	111,684
1,300	New Jersey Resources Corp. ^	64,467
1,100	Northwest Natural Gas Co.	50,270
2,600	Piedmont Natural Gas Co., Inc. ^	65,234
1,600	Southwest Gas Corp. ^	45,264

		694,220

Water Utilities (0.1%):
400	American States Water Co.	15,600

Total Common Stocks (Cost $22,694,866)		22,606,799

Collateral for Securities on Loan (51.3%):
11,667,754	Northern Trust Liquid Institutional Asset Portfolio	11,667,754

Total Collateral for Securities on Loan (Cost $11,667,754)		11,667,754

Deposit Account (0.8%):
185,919	NTRS London Deposit Account	185,919

Total Deposit Account (Cost $185,919)		185,919

U.S. Treasury Obligations (0.1%):
15,000	3.61%, 12/27/07 (a)†	14,865

Total U.S. Treasury Obligations (Cost $14,870)		14,865

Total Investment Securities (Cost $34,563,409) (b) — 151.7%		34,475,337
Net Other Assets (Liabilities) — (51.7)%		(11,749,771)

NET ASSETS — 100.0%		$22,725,566

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of a security is loaned as of September 30, 2007.

†	Security held as collateral for futures contracts.

(a)	The rate presented represents the effective yield at September 30, 2007.

(b)	Cost for federal income tax purposes is $34,581,400. The gross unrealized appreciation depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,737,301
Unrealized depreciation	(1,843,364)

Net unrealized depreciation	$(106,063)

The following represents the concentrations by country of risk (based on the domicile of the issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	99.8%
Puerto Rico	0.2%

100%

Future Contracts
Securities with an aggregate fair value of $14,865 have been segregated with the custodian to cover margin requirements for the following open contracts as of September 30, 2007.

				Unrealized
		Expiration	# of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
Russell E-Mini December Futures	Long	12/21/07	3	$(3,079)
See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

	Security	Fair
Shares	Description	Value
Common Stocks (50.5%):
Aerospace & Defense (0.8%):
1,087	Watson Wyatt Worldwide, Inc. ^	$48,850

Airlines (0.3%):
560	Continental Airlines, Inc., Class B * ^	18,497

Auto Components (0.7%):
5,612	GKN plc	40,650

Automobiles (1.8%):
393	DaimlerChrysler AG	39,379
1,304	General Motors Corp. ^	47,856
581	Harley-Davidson, Inc.	26,848

		114,083

Chemicals (2.8%):
567	Albemarle Corp.	25,061
1,533	H.B. Fuller Co. ^	45,500
604	Lubrizol Corp.	39,296
1,158	Lyondell Chemical Co.	53,674
173	OM Group, Inc. *	9,136

		172,667

Commercial Banks (3.2%):
760	ABN AMRO Holding NV, ADR	39,900
13,000	BOC Hong Kong Holdings, Ltd.	32,764
1,266	Huntington Bancshares, Inc.	21,497
292	Kookmin Bank, ADR ^	23,941
3,029	Lloyds TSB Group plc	33,592
405	PNC Financial Services Group, Inc.	27,581
780	Regions Financial Corp.	22,994

		202,269

Commercial Services & Supplies (0.9%):
1,386	Cenveo, Inc. * ^	29,979
533	Kenexa Corp. * ^	16,406
424	TeleTech Holdings, Inc. *	10,138

		56,523

Communications Equipment (2.4%):
2,240	Polycom, Inc. * ^	60,166
927	Research In Motion, Ltd. *	91,356

		151,522

Computers & Peripherals (0.1%):
686	Rackable Systems, Inc. *	8,897

Construction & Engineering (0.8%):
1,626	Emcor Group, Inc. *	50,991

Construction Materials (0.4%):
626	Lafarge SA, ADR ^	24,182

Containers & Packaging (0.1%):
229	Rock-Tenn Co. ^	6,618

Diversified Financial Services (0.8%):
535	ING Groep NV, ADR ^	23,706
618	J.P. Morgan Chase & Co.	28,317

		52,023

	Security	Fair
Shares	Description	Value
Diversified Telecommunication Services (5.6%):
1,124	AT&T, Inc.	47,556
930	BCE, Inc., ADR	37,247
764	BT Group Co. ^	48,002
5,760	BT Group plc	36,186
1,285	Deutsche Telekom AG, ADR	25,225
878	France Telecom SA, ADR ^	29,360
906	Nippon Telegraph &Telephone Corp., ADR ^	21,083
50,000	PCCW, Ltd.	32,962
748	Telecom Italia SPA, ADR	22,642
1,091	Verizon Communications, Inc.	48,310

		348,573

Electric Utilities (2.6%):
533	E.ON AG, ADR ^	32,710
478	FirstEnergy Corp.	30,277
1,065	Korea Electric Power Corp., ADR ^	24,655
1,020	Northeast Utilities	29,141
580	Pinnacle West Capital Corp.	22,916
779	Unisource Energy Corp. ^	23,284

		162,983

Electrical Equipment (0.9%):
1,136	Belden CDT, Inc. ^	53,290

Energy Equipment & Services (0.9%):
146	Core Laboratories NV * ^	18,599
1,780	TETRA Technologies, Inc. * ^	37,629

		56,228

Food & Staples Retailing (0.6%):
5,705	Compass Group plc	35,249

Gas Utilities (1.0%):
745	AGL Resources, Inc.	29,517
661	ONEOK, Inc.	31,331

		60,848

Health Care Equipment & Supplies (0.2%):
399	Immucor, Inc. * ^	14,264

Household Durables (0.7%):
238	Kimball International, Inc., Class B ^	2,708
1,177	Matsushita Electric Industrial Co, Ltd., ADR	21,833
498	Tempur-Pedic International, Inc. ^	17,804

		42,345

Industrial Conglomerates (2.9%):
11,000	Cheung Kong Infrastructure Holdings, Ltd. ^	41,221
10,000	Citic Pacific, Ltd.	63,512
1,081	General Electric Co.	44,753
199	Sequa Corp., Class A * ^	32,990

		182,476

Insurance (2.7%):
1,260	Aegon NV	23,978
602	Axa, ADR	26,855
646	Cincinnati Financial Corp.	27,978
450	Lincoln National Corp.	29,687
535	Sun Life Financial, Inc. ^	28,061
585	Unitrin, Inc. ^	29,010

		165,569

Internet & Catalog Retail (1.0%):
876	Nutri/System, Inc. * ^	41,076
219	Priceline.com, Inc. * ^	19,436

		60,512

IT Services (0.6%):
801	Infosys Technologies, Ltd., ADR ^	38,760

Shares or	Security	Fair
Principal Amount	Description	Value
Leisure Equipment & Products (1.2%):
962	Hasbro, Inc.	26,821
1,954	Mattel, Inc.	45,840

		72,661

Life Sciences Tools & Services (0.2%):
287	Illumina, Inc. * ^	14,890

Machinery (0.9%):
652	Valmont Industries, Inc. ^	55,322

Media (0.7%):
1,885	DIRECTV Group, Inc. (The) *	45,768

Metals & Mining (2.7%):
478	Allegheny Technologies, Inc.	52,556
728	Barrick Gold Corp. ^	29,324
161	Brush Engineered Materials, Inc. * ^	8,354
2,949	Hecla Mining Co. * ^	26,394
290	POSCO, ADR ^	51,843

		168,471

Multi-Utilities (1.5%):
801	Black Hills Corp. ^	32,857
607	DTE Energy Co. ^	29,403
1,171	Energy East Corp. ^	31,676

		93,936

Oil, Gas & Consumable Fuels (2.8%):
438	EnCana Corp. ^	27,090
347	ENI SPA, ADR ^	25,595
606	Marathon Oil Corp.	34,554
486	Petroleo Brasileiro SA, ADR ^	36,693
635	Repsol YPF SA, ADR ^	22,543
322	Royal Dutch Shell plc, ADR ^	26,462

		172,937

Paper & Forest Products (0.5%):
969	MeadWestvaco Corp.	28,615

Pharmaceuticals (0.5%):
1,387	Pfizer, Inc.	33,884

Specialty Retail (2.2%):
545	Abercrombie & Fitch Co. ^	43,981
1,424	American Eagle Outfitters, Inc. ^	37,465
604	Bebe Stores, Inc. ^	8,837
633	Group 1 Automotive, Inc. ^	21,250
555	Guess?, Inc. ^	27,212

		138,745

Textiles, Apparel & Luxury Goods (0.9%):
1,082	Brown Shoe Co., Inc. ^	20,991
156	Steven Madden, Ltd. ^	2,956
10,000	Yue Yuen Industrial Holdings, Ltd.	29,882

		53,829

Wireless Telecommunication Services (1.6%):
1,499	NTT DoCoMo, Inc., ADR	21,346
12,173	Vodafone Group plc	44,088
868	Vodafone Group plc, ADR ^	31,508

		96,942

Total Common Stocks (Cost $2,772,835)		3,144,869

U.S. Government Agency Mortgages (30.0%):
Federal Home Loan Bank (1.6%):
$100,000	4.59%, 10/5/07 (a)	99,936

Federal Home Loan Mortgage Corporation (6.4%):
300,000	4.57%, 10/17/07 (a)	299,355
100,000	4.66%, 7/27/09, Callable 10/27/07 @ 100.00	99,936

		399,291

Shares or	Security	Fair
Principal Amount	Description	Value
Federal National Mortgage Association (22.0%):
100,000	4.97%, 10/3/07 (a)	99,959
500,000	5.20%, 10/10/07 (a)	499,325
100,000	5.19%, 10/24/07 (a)	99,707
200,000	5.50%, 11/15/36, TBA	195,750
497,597	5.00%, 5/1/37	474,644

		1,369,385

Total U.S. Government Agency Mortgages (Cost $1,874,345)		1,868,612

U.S. Treasury Obligations (7.6%):
U.S. Treasury Bills (1.8%):
35,000	4.67%, 11/29/07 (a)(b)	34,795
80,000	3.90%, 12/13/07 (a)(b)	79,408

		114,203

U.S. Treasury Notes (5.8%):
100,000	2.00%, 4/15/12 ^	101,904
200,000	4.00%, 2/15/14 ^	196,281
50,000	6.875%, 8/15/25 ^	61,672

		359,857

Total U.S. Treasury Obligations (Cost $466,185)		474,060

Corporate Bonds (6.0%):
Banking & Finance (0.4%):
25,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	24,863

Energy (2.4%):
150,000	Gazprom Capital ^	148,582

Media (3.2%):
200,000	Time Warner Cable, Inc., 5.40%, 7/2/12(c)	197,540

Total Corporate Bonds (Cost $371,759)		370,985

Foreign Bond (1.0%):
Foreign Government (1.0%):
400,000	Republic of South Africa ^	64,041

Total Foreign Bond (Cost $64,847)		64,041

Collateral for Securities on Loan (36.4%):
2,265,576	Northern Trust Liquid Institutional Asset Portfolio	2,265,576

Total Collateral for Securities on Loan (Cost $2,265,576)		2,265,576

Deposit Account (6.5%):
405,255	NTRS London Deposit Account	405,255

Total Deposit Account (Cost $405,255)		405,255

Total Investment Securities (Cost $8,220,802) (d) — 138.0%		8,593,398
Net Other Assets (Liabilities) — (38.0)%		(2,364,669)

NET ASSETS — 100.0%		$6,228,729

Percentages indicated are based on net assets as of September 30, 2007.

^	All or a portion of security is loaned as of September 30, 2007.

*	Non-income producing security.

ADR – American Depositary Receipt.

TBA – To be announced. Represents 3.1% of the Fund’s net assets.

(a)	The rate presented represents the effective yield at September 30, 2007.

(b)	Securities held as collateral for futures contracts.

(c)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Cost for federal income tax purposes is $8,238,119. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$551,944
Unrealized depreciation	(196,665)

Net unrealized appreciation	$355,279

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	78.9%
United Kingdom	8.2%
Canada	2.2%
Hong Kong	2.1%
Luxembourg	1.6%
Netherlands	1.1%
Korea	1.1%
Germany	1.0%
France	0.9%
Japan	0.7%
South Africa	0.7%
Italy	0.5%
India	0.4%
Brazil	0.4%
Spain	0.2%

100.0%

Securities with an aggregate market value of $114,203 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007

			Number of	Unrealized Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)

90-Day Sterling December Futures	long	12/19/2007	1	128
90-Day Eurodollar June Futures	long	6/16/2008	4	9,200
90-Day Eurodollar September Futures	long	9/15/2008	4	3,725
90-Day Sterling December Futures	long	12/15/2008	3	1,050
90-Day Sterling December Futures	long	12/18/2008	1	179
90-Day Eurodollar September Futures	long	9/14/2009	1	(200)

				14,082

U.S. Treasury Long Note December Futures	Short	12/31/2007	(3)	(359)

				(359)

				13,723

Interest Rate Swaps

		(Pay)/Receive				Unrealized
	Floating	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Rate	Date	Amount	(Depreciation)

Morgan Stanley	Mexico Interbank	Receive	8.17%	11/4/16	$200,000	$(9)
Deutsche Bank Group	3-Month USD LIBOR	Receive	5.00%	12/19/17	650,000	27,154
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Receive	10.15%	1/2/12	100,000	(1,227)
Barclays Capital	6-Month EUR LIBOR	Receive	4.00%	9/19/07	100,000	(91)
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.00%	12/19/17	100,000	3,219
Citibank	3-Month USD LIBOR	Receive	5.00%	12/19/17	36,000	750
Morgan Stanley	6-Month EUR LIBOR	Pay	6.00%	9/18/09	100,000	796

						$30,592

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Refernce Equity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Lehman Brothers	IG8 Future	Sell	0.35%	6/20/12	$200,000	$(2,159)
Bank of America	HY-8 Future	Sell	2.75%	6/20/12	346,000	(1,979)
Lehman Brothers	Federal Republic of Brazil	Sell	1.06%	5/20/17	200,000	(2,788)
Lehman Brothers	Pemex Project Funding	Sell	0.58%	5/20/17	200,000	(3,538)
Credit Suisse First Boston	HY-8 Future	Sell	1.75%	6/20/12	100,000	963

						$(9,501)

As of September 30, 2007, the Fund’s open foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Short	Date	Amount	Fair Value	(Depreciation)

Deliver 83,185 Brazilian Real in exchange for US Dollars	10/2/07	$(43,795)	$(45,406)	$(1,611)
Deliver 294,193 South African Rand in exchange for US Dollars	7/10/08	(37,812)	(39,500)	(1,689)

				$(3,300)

				Unrealized
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	(Depreciation)

Receive 41,592 Brazilian Real in exchange for US Dollars	7/2/08	$20,621	$21,956	$1,335
Receive 83,185 Brazilian Real in exchange for US Dollars	10/2/07	43,217	45,406	2,189
Receive 6,000 Euro Dollars in exchange for US Dollars	10/4/07	8,151	8,556	405
Receive 48,190 Mexican Peso in exchange for US Dollars	7/10/08	4,292	4,311	19
Receive 27,179 Polish Zloty in exchange for US Dollars	7/10/08	9,890	10,273	383

				$4,331

Options on Futures

	Exercise	Expiration	Number of
Security Description	Price	Date	Contracts	Premium	Fair Value
Call — CBOT US Treasury Note December Future	111	11/20/07	2	$(603)	$(750)
Put — CBOT US Treasury Note December Future	107	11/20/07	1	(309)	(219)

				$(912)	$(969)

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL TargetPLUS Equity Fund Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (97.7%):
Aerospace & Defense (1.5%):
21,576	Watson Wyatt Worldwide, Inc.	$969,625

Airlines (0.6%):
11,127	Continental Airlines, Inc., Class B * ^	367,525

Auto Components (1.5%):
131,962	GKN plc	955,850

Automobiles (3.5%):
7,793	DaimlerChrysler AG	780,859
25,896	General Motors Corp. ^	950,383
11,544	Harley-Davidson, Inc.	533,448

		2,264,690

Chemicals (5.2%):
11,248	Albemarle Corp.	497,162
30,427	H.B. Fuller Co. ^	903,073
11,992	Lubrizol Corp.	780,200
22,984	Lyondell Chemical Co.	1,065,308
3,431	OM Group, Inc. *	181,191

		3,426,934

Commercial Banks (6.5%):
15,089	ABN AMRO Holding NV, ADR	792,174
314,000	BOC Hong Kong Holdings, Ltd.	791,377
25,131	Huntington Bancshares, Inc.	426,724
5,804	Kookmin Bank, ADR ^	475,870
71,230	Lloyds TSB Group plc	789,959
8,031	PNC Financial Services Group, Inc.	546,911
15,490	Regions Financial Corp.	456,645

		4,279,660

Commercial Services & Supplies (1.7%):
27,513	Cenveo, Inc. * ^	595,106
10,574	Kenexa Corp. * ^	325,468
8,421	TeleTech Holdings, Inc. * ^	201,346

		1,121,920

Communications Equipment (4.6%):
44,462	Polycom, Inc. * ^	1,194,249
18,402	Research In Motion, Ltd. *	1,813,517

		3,007,766

Computers & Peripherals (0.3%):
13,611	Rackable Systems, Inc. * ^	176,535

Construction & Engineering (1.6%):
32,279	Emcor Group, Inc. *	1,012,269

Construction Materials (0.7%):
12,433	Lafarge SA, ADR ^	480,277

Containers & Packaging (0.2%):
4,546	Rock-Tenn Co.	131,379

Diversified Financial Services (1.6%):
10,614	ING Groep NV, ADR ^	470,306
12,267	J.P. Morgan Chase & Co.	562,074

		1,032,380

Diversified Telecommunication Services (10.9%):

	Security	Fair
Shares	Description	Value
22,322	AT&T, Inc.	944,444
18,470	BCE, Inc., ADR	739,724
15,174	BT Group Co.	953,383
135,444	BT Group plc	850,896
25,515	Deutsche Telekom AG, ADR ^	500,859
17,421	France Telecom SA, ADR	582,558
17,987	Nippon Telegraph &Telephone Corp., ADR ^	418,557
1,166,000	PCCW, Ltd.	768,670
14,842	Telecom Italia SPA, ADR	449,267
21,664	Verizon Communications, Inc.	959,283

		7,167,641

Electric Utilities (5.0%):
10,587	E.ON AG, ADR ^	649,724
9,487	FirstEnergy Corp.	600,907
21,134	Korea Electric Power Corp., ADR ^	489,252
20,254	Northeast Utilities	578,657
11,506	Pinnacle West Capital Corp.	454,602
15,456	Unisource Energy Corp. ^	461,980

		3,235,122

Electrical Equipment (1.6%):
22,559	Belden CDT, Inc. ^	1,058,243

Energy Equipment & Services (1.7%):
2,890	Core Laboratories NV * ^	368,157
35,332	TETRA Technologies, Inc. * ^	746,919

		1,115,076

Food & Staples Retailing (1.3%):
134,146	Compass Group plc	828,833

Gas Utilities (1.9%):
14,780	AGL Resources, Inc.	585,584
13,129	ONEOK, Inc.	622,314

		1,207,898

Health Care Equipment & Supplies (0.4%):
7,929	Immucor, Inc. * ^	283,462

Household Durables (1.3%):
4,733	Kimball International, Inc., Class B ^	53,862
23,363	Matsushita Electric Industrial Co, Ltd., ADR	433,383
9,886	Tempur-Pedic International, Inc. ^	353,425

		840,670

Industrial Conglomerates (5.9%):
248,000	Cheung Kong Infrastructure Holdings, Ltd. ^	929,337
228,000	Citic Pacific, Ltd.	1,448,079
21,455	General Electric Co.	888,237
3,947	Sequa Corp., Class A * ^	654,334

		3,919,987

Insurance (5.0%):
25,009	Aegon NV	475,921
11,946	Axa, ADR	532,911
12,821	Cincinnati Financial Corp.	555,278
8,928	Lincoln National Corp.	588,980
10,616	Sun Life Financial, Inc. ^	556,809
11,605	Unitrin, Inc.	575,492

		3,285,391

Internet & Catalog Retail (1.8%):
17,391	Nutri/System, Inc. * ^	815,463
4,342	Priceline.com, Inc. * ^	385,353

		1,200,816

IT Services (1.2%):
15,908	Infosys Technologies, Ltd., ADR ^	769,788

Leisure Equipment & Products (2.2%):

	Security	Fair
Shares	Description	Value
19,108	Hasbro, Inc.	532,731
38,796	Mattel, Inc.	910,154

		1,442,885

Life Sciences Tools & Services (0.5%):
5,702	Illumina, Inc. * ^	295,820

Machinery (1.7%):
12,944	Valmont Industries, Inc. ^	1,098,298

Media (1.4%):
37,432	DIRECTV Group, Inc. (The) *	908,849

Metals & Mining (5.1%):
9,499	Allegheny Technologies, Inc.	1,044,416
14,446	Barrick Gold Corp.	581,885
3,206	Brush Engineered Materials, Inc. * ^	166,359
58,544	Hecla Mining Co. * ^	523,969
5,759	POSCO, ADR ^	1,029,536

		3,346,165

Multi-Utilities (2.9%):
15,898	Black Hills Corp. ^	652,136
12,056	DTE Energy Co. ^	583,993
23,238	Energy East Corp.	628,588

		1,864,717

Oil, Gas & Consumable Fuels (5.3%):
8,699	EnCana Corp. ^	538,033
6,890	ENI SPA, ADR ^	508,206
12,030	Marathon Oil Corp.	685,951
9,648	Petroleo Brasileiro SA, ADR ^	728,424
12,598	Repsol YPF SA, ADR ^	447,229
6,394	Royal Dutch Shell plc, ADR ^	525,459

		3,433,302

Paper & Forest Products (0.9%):
19,244	MeadWestvaco Corp.	568,275

Pharmaceuticals (1.0%):
27,535	Pfizer, Inc.	672,680

Specialty Retail (4.2%):
10,822	Abercrombie & Fitch Co.	873,335
28,272	American Eagle Outfitters, Inc. ^	743,836
11,993	Bebe Stores, Inc. ^	175,458
12,569	Group 1 Automotive, Inc. ^	421,941
11,028	Guess?, Inc. ^	540,703

		2,755,273

Textiles, Apparel & Luxury Goods (1.8%):
21,485	Brown Shoe Co., Inc.	416,809
3,088	Steven Madden, Ltd. ^	58,518
239,000	Yue Yuen Industrial Holdings, Ltd.	714,176

		1,189,503

Wireless Telecommunication Services (3.2%):
29,762	NTT DoCoMo, Inc., ADR	423,811
286,245	Vodafone Group plc	1,036,715
17,229	Vodafone Group plc, ADR ^	625,413

		2,085,939

Total Common Stocks (Cost $60,456,423)		63,801,443

Collateral for Securities on Loan (29.4%):
19,204,809	Northern Trust Liquid Institutional Asset Portfolio	19,204,809

Total Collateral for Securities on Loan (Cost $19,204,809)		19,204,809

Deposit Account (1.9%):
1,217,563	NTRS London Deposit Account	1,217,563

Total Deposit Account (Cost $1,217,563)		1,217,563

	Security	Fair
Shares	Description	Value
Total Investment Securities (Cost $80,878,795) (a) — 129.0%		84,223,815
Net Other Assets (Liabilities) — (29.0)%		(18,931,560)

NET ASSETS — 100.0%		$65,292,255

Percentages indicated are based on net assets as of September 30, 2007.

^	All or a portion of a security is loaned as of September 30, 2007.

*	Non-income producing security.

ADR – American Depositary Receipt.

(a)	Cost for federal income tax purposes is $81,914,388. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,536,692
Unrealized depreciation	(227,265)

Net unrealized appreciation	$2,309,427

As of September 30, 2007 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
	Date	Amount	Fair Value	(Depreciation)
Long
Deliver US Dollars in exchange for 8,495 British Pounds	10/02/07	$17,182	$17,380	$198
Deliver US Dollars in exchange for 7,352 British Pounds	10/02/07	14,869	15,041	171
Deliver US Dollars in exchange for 8,837 British Pounds	10/02/07	17,872	18,078	206
Deliver US Dollars in exchange for 7,933 British Pounds	10/02/07	16,044	16,229	185
Deliver US Dollars in exchange for 9,666 British Pounds	10/02/07	19,549	19,774	225
Deliver US Dollars in exchange for 196,405 Hong Kong Dollars	10/02/07	25,280	25,267	(13)
Deliver US Dollars in exchange for 115,292 Hong Kong Dollars	10/02/07	14,840	14,832	(8)
Deliver US Dollars in exchange for 114,834 Hong Kong Dollars	10/02/07	14,781	14,773	(8)
Deliver US Dollars in exchange for 112,538 Hong Kong Dollars	10/02/07	14,485	14,478	(7)
Deliver US Dollars in exchange for 93,287 Hong Kong Dollars	10/02/07	12,007	12,001	(6)
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	58.1%
United Kingdom	10.1%
Hong Kong	7.0%
Canada	6.5%
Netherlands	3.2%
Korea	3.1%
Germany	3.0%
France	2.5%
Japan	2.0%
Italy	1.5%
India	1.2%
Brazil	1.1%
Spain	0.7%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

Shares or	Security	Fair
Principal Amount	Description	Value
Common Stocks (77.6%):
Aerospace & Defense (1.2%):
6,844	Watson Wyatt Worldwide, Inc. ^	$307,569

Airlines (0.4%):
3,529	Continental Airlines, Inc., Class B * ^	116,563

Auto Components (1.2%):
41,856	GKN plc	303,179

Automobiles (2.8%):
2,472	DaimlerChrysler AG	247,694
8,214	General Motors Corp. ^	301,454
3,661	Harley-Davidson, Inc.	169,175

		718,323

Chemicals (4.2%):
3,568	Albemarle Corp.	157,706
9,651	H.B. Fuller Co. ^	286,442
3,804	Lubrizol Corp.	247,488
7,290	Lyondell Chemical Co.	337,891
1,088	OM Group, Inc. *	57,457

		1,086,984

Commercial Banks (5.1%):
4,786	ABN AMRO Holding NV, ADR	251,265
100,000	BOC Hong Kong Holdings, Ltd.	252,030
7,971	Huntington Bancshares, Inc.	135,348
1,841	Kookmin Bank, ADR ^	150,944
22,593	Lloyds TSB Group plc	250,562
2,547	PNC Financial Services Group, Inc.	173,451
4,913	Regions Financial Corp.	144,835

		1,358,435

Commercial Services & Supplies (1.4%):
8,727	Cenveo, Inc. * ^	188,765
3,354	Kenexa Corp. * ^	103,236
2,671	TeleTech Holdings, Inc. * ^	63,864

		355,865

Communications Equipment (3.7%):
14,102	Polycom, Inc. *	378,780
5,837	Research In Motion, Ltd. *	575,236

		954,016

Computers & Peripherals (0.2%):
4,317	Rackable Systems, Inc. * ^	55,991

Construction & Engineering (1.2%):
10,238	Emcor Group, Inc. *	321,064

Construction Materials (0.6%):
3,943	Lafarge SA, ADR ^	152,315

Containers & Packaging (0.2%):
1,442	Rock-Tenn Co. ^	41,674

Diversified Financial Services (1.3%):
3,367	ING Groep NV, ADR ^	149,192
3,891	J.P. Morgan Chase & Co.	178,285

		327,477

Shares or	Security	Fair
Principal Amount	Description	Value
Diversified Telecommunication Services (8.6%):
7,080	AT&T, Inc.	299,555
5,858	BCE, Inc., ADR	234,613
4,813	BT Group Co. ^	302,401
42,961	BT Group plc	269,893
8,093	Deutsche Telekom AG, ADR	158,866
5,526	France Telecom SA, ADR ^	184,789
5,705	Nippon Telegraph &Telephone Corp., ADR ^	132,755
370,000	PCCW, Ltd.	243,918
4,708	Telecom Italia SPA, ADR ^	142,511
6,872	Verizon Communications, Inc.	304,293

		2,273,594

Electric Utilities (3.9%):
3,358	E.ON AG, ADR ^	206,080
3,009	FirstEnergy Corp.	190,590
6,703	Korea Electric Power Corp., ADR ^	155,174
6,424	Northeast Utilities	183,534
3,650	Pinnacle West Capital Corp.	144,212
4,902	Unisource Energy Corp. ^	146,521

		1,026,111

Electrical Equipment (1.3%):
7,155	Belden CDT, Inc. ^	335,641

Energy Equipment & Services (1.4%):
917	Core Laboratories NV * ^	116,817
11,207	TETRA Technologies, Inc. * ^	236,916

		353,733

Food & Staples Retailing (1.0%):
42,549	Compass Group plc	262,893

Gas Utilities (1.5%):
4,688	AGL Resources, Inc.	185,739
4,164	ONEOK, Inc.	197,373

		383,112

Health Care Equipment & Supplies (0.3%):
2,515	Immucor, Inc. * ^	89,911

Household Durables (1.0%):
1,501	Kimball International, Inc., Class B ^	17,081
7,410	Matsushita Electric Industrial Co, Ltd., ADR	137,456
3,136	Tempur-Pedic International, Inc. ^	112,112

		266,649

Industrial Conglomerates (4.7%):
79,000	Cheung Kong Infrastructure Holdings, Ltd. ^	296,039
72,000	Citic Pacific, Ltd.	457,288
6,805	General Electric Co.	281,727
1,252	Sequa Corp., Class A * ^	207,557

		1,242,611

Insurance (4.0%):
7,933	Aegon NV	150,965
3,789	Axa, ADR ^	169,027
4,067	Cincinnati Financial Corp.	176,142
2,832	Lincoln National Corp.	186,827
3,367	Sun Life Financial, Inc. ^	176,599
3,681	Unitrin, Inc.	182,541

		1,042,101

Internet & Catalog Retail (1.5%):
5,516	Nutri/System, Inc. * ^	258,645
1,377	Priceline.com, Inc. * ^	122,209

		380,854

IT Services (0.9%):
5,046	Infosys Technologies, Ltd., ADR ^	244,176

Shares or	Security
Principal Amount	Description	Value
Leisure Equipment & Products (1.8%):
6,061	Hasbro, Inc.	168,981
12,305	Mattel, Inc.	288,675

		457,656

Life Sciences Tools & Services (0.4%):
1,809	Illumina, Inc. * ^	93,851

Machinery (1.3%):
4,106	Valmont Industries, Inc. ^	348,394

Media (1.1%):
11,873	DIRECTV Group, Inc. (The) *	288,276

Metals & Mining (4.1%):
3,013	Allegheny Technologies, Inc.	331,279
4,582	Barrick Gold Corp.	184,563
1,017	Brush Engineered Materials, Inc. *^	52,772
18,569	Hecla Mining Co. * ^	166,193
1,827	POSCO, ADR ^	326,613

		1,061,420

Multi-Utilities (2.3%):
5,043	Black Hills Corp. ^	206,863
3,824	DTE Energy Co. ^	185,235
7,371	Energy East Corp. ^	199,386

		591,484

Oil & Gas & Consumable Fuels (4.2%):
2,759	EnCana Corp. ^	170,644
2,185	ENI SPA, ADR ^	161,166
3,816	Marathon Oil Corp.	217,588
3,060	Petroleo Brasileiro SA, ADR ^	231,030
3,996	Repsol YPF SA, ADR ^	141,858
2,028	Royal Dutch Shell plc, ADR ^	166,661

		1,088,947

Paper & Forest Products (0.7%):
6,104	MeadWestvaco Corp.	180,251

Pharmaceuticals (0.8%):
8,734	Pfizer, Inc.	213,372

Specialty Retail (3.4%):
3,433	Abercrombie & Fitch Co.	277,042
8,968	American Eagle Outfitters, Inc. ^	235,948
3,804	Bebe Stores, Inc. ^	55,653
3,987	Group 1 Automotive, Inc. ^	133,844
3,498	Guess?, Inc.	171,507

		873,994

Textiles, Apparel & Luxury Goods (1.4%):
6,815	Brown Shoe Co., Inc. ^	132,211
979	Steven Madden, Ltd. ^	18,552
76,000	Yue Yuen Industrial Holdings, Ltd.	227,102

		377,865

Wireless Telecommunication Services (2.5%):
9,440	NTT DoCoMo, Inc., ADR	134,426
90,792	Vodafone Group plc	328,827
5,465	Vodafone Group plc, ADR ^	198,380

		661,633

Total Common Stocks (Cost $18,606,637)		20,237,984

U.S. Government Agency Mortgages (12.9%):
Federal Home Loan Bank (0.4%):
100,000	4.59%, 10/5/07 (b)	99,936

Federal Home Loan Mortgage Corporation (5.7%):
200,000	5.27%, 10/9/07 (b)	199,748
800,000	4.57%, 10/17/07 (b)	798,280
200,000	5.26%, 11/14/07 (b)	198,895
200,000	5.21%, 12/3/99, 4.73%, 12/3/07 (b)	198,432
100,000	4.66%, 7/27/09, Callable 10/27/07 @ 100.00	99,936

		1,495,291

Shares or	Security	Fair
Principal Amount	Description	Value
Federal National Mortgage Association (6.8%):
700,000	5.20%, 10/10/07 (a)	699,056
500,000	5.50%, 11/15/36, TBA	489,375
497,597	5.00%, 5/1/37	474,644
100,001	5.50%, 6/1/37	97,950

		1,761,025

Total U.S. Government Agency Mortgages (Cost $3,360,685)		3,356,252

U.S. Treasury Obligations (2.9%):
U.S. Treasury Bills (0.5%):
45,000	4.67%, 11/29/07 (a)†	44,736
75,000	3.81%, 12/13/07 (a)†	74,445

		119,181

U.S. Treasury Notes (2.4%):
200,000	4.00%, 2/15/14 ^	196,281
200,000	4.25%, 8/15/14 ^	198,594
50,000	8.13%, 8/15/21 ^	66,410
100,000	6.875%, 8/15/25 ^	123,344
50,000	2.00%, 1/15/26 ^	50,113

		634,742

Total U.S. Treasury Obligations (Cost $748,378)		753,923

Corporate Bonds (2.1%):
Banking & Finance (0.4%):
25,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	24,863
100,000	National Rural Utilities, 4.75%, 3/1/14	95,060

		119,923

Biological products (0.4%):
100,000	Amgen, Inc., 5.85%, 6/1/17 (c)	99,047

Media (0.4%):
100,000	Time Warner Cable, Inc., 5.40%, 7/2/12 (c)	98,770

Security brokers and dealers (0.1%):
25,000	Bear Stearns Company, Inc., 6.40%, 10/2/17	24,889

Tobacco (0.4%):
100,000	Altria Group, Inc., 7.00%, 11/4/13	108,673

Utilities (0.4%):
100,000	Southern California Edison Co., 5.00%, 1/15/14	97,216

Total Corporate Bonds (Cost $544,972)		548,518

Commercial Paper (0.4%):
Foreign Government (0.4%):
100,000	Export Development Corp., 4.97%, 10/1/07 (a)	99,986

Total Commercial Paper (Cost $100,000)		99,986

Foreign Bond (0.3%):
Foreign Government (0.3%):
500,000	Republic of South Africa ^	80,052

Total Foreign Bond (Cost $81,030)		80,052

Shares or	Security
Principal Amount	Description	Value
Yankee Dollar (0.8%):
200,000	Rogers Communications, 6.75%, 3/15/15	205,528

Total Yankee Dollar (Cost $203,626)		205,528

Collateral for Securities on Loan (27.4%):
7,153,956	Northern Trust Liquid Institutional Asset Portfolio	7,153,956

Total Collateral for Securities on Loan (Cost $7,153,956)		7,153,956

Deposit Account (5.8%):
1,515,295	NTRS London Deposit Account	1,515,295

Total Deposit Account (Cost $1,515,295)		1,515,295

Total Investment Securities (Cost $32,314,579) (b) — 130.2%		33,951,494
Net Other Assets (Liabilities) — (30.2)%		(7,879,339)

NET ASSETS — 100.0%		$26,072,155

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of a security is loaned as of September 30, 2007.

†	Security held as collateral for futures contracts.

TBA – To be announced. Represents 1.9% of the Fund’s net assets.

(a)	The rate presented represents the effective yield at September 30, 2007.

(b)	Cost for federal income tax purposes is $32,345,450. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,426,227
Unrealized depreciation	(820,183)

Net unrealized appreciation	$1,606,044

(c)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	70.1%
United Kingdom	8.8%
Hong Kong	4.7%
Canada	4.2%
Netherlands	2.1%
Korea	2.0%
Germany	1.9%
France	1.6%
Japan	1.3%
Italy	1.0%
India	0.8%
Brazil	0.7%
Spain	0.5%
South Africa	0.3%

100.0%

     As of September 30, 2007 the Fund’s open currency contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Short	Date	Amount	Fair Value	(Depreciation)
Deliver 97,949 Brazilian Real in exchange for US Dollars	10/2/07	$(51,569)	$(53,466)	$(1,897)
Deliver 355,191 South African Rand in exchange for US Dollars	7/10/08	(47,258)	(49,368)	(2,110)

			Total	$(4,007)

				Unrealized
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	(Depreciation)
Receive 97,950 Brazilian Real in exchange for US Dollars	10/2/07	$50,886	$53,466	$2,580
Receive 48,975 Brazilian Real in exchange for US Dollars	7/2/08	24,281	25,853	1,572
Receive 6,000 Euro Dollars in exchange for US Dollars	10/4/07	8,151	8,556	405

Receive 23,780 British Sterling Pound in exchange for US Dollars	10/2/07	48,097	48,650	554
Receive 397,693 Hong Kong Dollars in exchange for US Dollars	10/2/07	51,189	51,163	($26)
Receive 323,796 Mexican Peso in exchange for US Dollars	7/10/08	28,841	28,969	129
Receive 27,179 Polish Zloty in exchange for US Dollars	7/10/08	9,890	10,273	383

Receive 252,500 Russian Ruble in exhange for US Dollars	1/11/08	10,000	10,108	108

			Total	$5,705

Securities with an aggregate market value of $119,181 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

90-Day Eurodollar June Futures	Long	6/15/09	1		1,263
90-Day Eurodollar September Futures	Long	9/15/08	5		4,063
90-Day Eurodollar September Futures	Long	9/14/09	3		(600)
90-Day Eurodollar December Futures	Long	12/17/07	2		1,775
90-Day Eurodollar December Futures	Long	12/15/08	5		1,975
90-Day British Sterling Pound December Futures	Long	12/19/07	2		1,048
90-Day British Sterling Pound December Futures	Long	12/18/08	1		179
90-Day Eurodollar December Futures	Long	12/14/09	3		(525)
U.S. Treasury 5-Year Note December Futures	Short	12/31/07	(5)		(906)
U.S. Treasury 10-Year Note December Futures	Short	12/19/07	(1)		1,422

				Total	$9,694

Swap agreements outstanding on September 30, 2007:
Interest Rate Swaps

						Unrealized
	Floating Rate	Pay/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Receive	10.15%	1/2/12	$100,000	$(1,227)
Deutsche Bank Group	3-Month USD LIBOR	Receive	5.00%	12/19/07	750,000	31,437
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.00%	12/19/07	200,000	6,438
Citibank North America	3-Month USD LIBOR	Receive	5.00%	12/19/07	182,000	705
Morgan Stanley Capital Services Inc.	MX IB TIIE	Receive	8.17%	11/4/16	300,000	(13)
Barclays Bank PLC	6-Month EUR LIBOR	Receive	4.00%	9/9/17	100,000	(91)
Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Receive	6.00%	9/18/09	100,000	1,407

					Total	$38,656

Swap agreements outstanding on September 30, 2007:
Credit Default Swaps

			(Pay)/Receive			Unrealized
		Buy/Sell	Fixed	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Rate	Date	Amount	(Depreciation)
Bank of America	HY-8 Future	Sell	2.75%	6/20/12	$480,000	$1,823
Lehman Brothers	Federal Republic of Brazil	Sell	1.06%	5/20/17	300,000	(4,182)
Lehman Brothers	Pemex Project Funding	Sell	0.58%	5/20/17	150,000	(2,653)
Credit Suisse	HY-8 Future	Sell	1.75%	6/20/12	100,000	963
International Barclays Bank	Gazprom	Sell	0.83%	6/20/17	75,000	(2,792)
Lehman Brothers	IG-8 Future	Sell	0.35%	6/20/12	100,000	(1,080)
Barclays Bank	EM-7 Future	Sell	1.25%	6/20/12	200,000	3,729

						$(4,192)

Options on Futures

	Exercise	Expiration	Number of		Fair
Description	Price	Date	Contracts	Premium	Value
Call — U.S. Treasury 10-Year Note December Futures	111.0	11/20/07	3	$(1,053)	$(1,125)
Put — U.S. Treasury 10-Year Note December Futures	107.0	11/20/07	2	(509)	(438)

				$(1,562)	$(1,563)

See notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AZL TargetPLUS Moderate Fund Schedule of Portfolio Investments (Unaudited)	September 30, 2007

Shares or	Security	Fair
Principal Amount	Description	Value
Common Stocks (65.1%):
Aerospace & Defense (1.0%):
1,915	Watson Wyatt Worldwide, Inc.^	$86,060

Airlines (0.4%):
988	Continental Airlines, Inc., Class B *^	32,634

Auto Components (1.0%):
11,762	GKN plc	85,197

Automobiles (2.3%):
692	DaimlerChrysler AG	69,335
2,299	General Motors Corp.^	84,374
1,025	Harley-Davidson, Inc.	47,365

		201,074

Chemicals (3.5%):
999	Albemarle Corp.	44,156
2,701	H.B. Fuller Co.	80,166
1,065	Lubrizol Corp.	69,289
2,040	Lyondell Chemical Co.	94,553
305	OM Group, Inc. *	16,107

		304,271

Commercial Banks (4.4%):
1,340	ABN AMRO Holding NV, ADR ^	70,350
28,000	BOC Hong Kong Holdings, Ltd.	70,569
2,231	Huntington Bancshares, Inc.	37,882
515	Kookmin Bank, ADR ^	42,225
6,349	Lloyds TSB Group plc	70,412
713	PNC Financial Services Group, Inc.	48,555
1,375	Regions Financial Corp.	40,535

		380,528

Commercial Services & Supplies (1.1%):
2,443	Cenveo, Inc. *^	52,842
939	Kenexa Corp. *^	28,902
748	TeleTech Holdings, Inc. *^	17,885

		99,629

Communications Equipment (3.1%):
3,947	Polycom, Inc. *^	106,016
1,634	Research In Motion, Ltd. *	161,031

		267,047

Computers & Peripherals (0.2%):
1,208	Rackable Systems, Inc. *	15,668

Construction & Engineering (1.0%):
2,866	Emcor Group, Inc. *	89,878

Construction Materials (0.5%):
1,104	Lafarge SA, ADR ^	42,647

Containers & Packaging (0.1%):
404	Rock-Tenn Co.^	11,676

Diversified Financial Services (1.1%):
942	ING Groep NV, ADR ^	41,740
1,089	J.P. Morgan Chase & Co.	49,898

		91,638

Shares or	Security	Fair
Principal Amount	Description	Value
Diversified Telecommunication Services (7.4%):
1,982	AT&T, Inc.	83,858
1,640	BCE, Inc., ADR	65,682
1,347	BT Group Co.^	84,632
12,072	BT Group plc	75,840
2,265	Deutsche Telekom AG, ADR	44,462
1,547	France Telecom SA, ADR^	51,732
1,597	Nippon Telegraph &Telephone Corp., ADR^	37,162
104,000	PCCW, Ltd.	68,561
1,318	Telecom Italia SPA, ADR	39,896
1,923	Verizon Communications, Inc.	85,150

		636,975

Electric Utilities (3.3%):
940	E.ON AG, ADR	57,688
842	FirstEnergy Corp.	53,332
1,876	Korea Electric Power Corp., ADR	43,429
1,798	Northeast Utilities	51,369
1,021	Pinnacle West Capital Corp.	40,340
1,372	Unisource Energy Corp.	41,009

		287,167

Electrical Equipment (1.1%):
2,003	Belden CDT, Inc.^	93,961

Energy Equipment & Services (1.1%):
257	Core Laboratories NV *^	32,739
3,137	TETRA Technologies, Inc. *^	66,316

		99,055

Food & Staples Retailing (0.8%):
11,957	Compass Group plc	73,877

Gas Utilities (1.2%):
1,312	AGL Resources, Inc.	51,981
1,166	ONEOK, Inc.	55,269

		107,250

Health Care Equipment & Supplies (0.3%):
704	Immucor, Inc. *^	25,168

Household Durables (0.9%):
420	Kimball International, Inc., Class B^	4,780
2,074	Matsushita Electric Industrial Co, Ltd., ADR	38,472
878	Tempur-Pedic International, Inc.^	31,389

		74,641

Industrial Conglomerates (4.0%):
22,000	Cheung Kong Infrastructure Holdings, Ltd.	82,441
20,000	Citic Pacific, Ltd.	127,025
1,905	General Electric Co.^	78,867
350	Sequa Corp., Class A *^	58,023

		346,356

Insurance (3.3%):
2,220	Aegon NV	42,247
1,060	Axa, ADR	47,287
1,138	Cincinnati Financial Corp.	49,287
793	Lincoln National Corp.	52,313
942	Sun Life Financial, Inc.^	49,408
1,030	Unitrin, Inc.^	51,078

		291,620

Internet & Catalog Retail (1.2%):
1,544	Nutri/System, Inc. *^	72,398
385	Priceline.com, Inc. *^	34,169

		106,567

IT Services (0.8%):
1,412	Infosys Technologies, Ltd., ADR^	68,327

Shares or	Security
Principal Amount	Description	Value
Leisure Equipment & Products (1.5%):
1,696	Hasbro, Inc.	47,284
3,444	Mattel, Inc.	80,797

		128,081

Life Sciences Tools & Services (0.3%):
506	Illumina, Inc. *^	26,251

Machinery (1.1%):
1,149	Valmont Industries, Inc.^	97,493

Media (0.9%):
3,323	DIRECTV Group, Inc. (The) *^	80,682

Metals & Mining (3.4%):
843	Allegheny Technologies, Inc.	92,688
1,282	Barrick Gold Corp.	51,639
285	Brush Engineered Materials, Inc. *^	14,789
5,197	Hecla Mining Co. *^	46,513
511	POSCO, ADR^	91,351

		296,980

Multi-Utilities (1.9%):
1,411	Black Hills Corp.^	57,879
1,070	DTE Energy Co.^	51,831
2,063	Energy East Corp.^	55,804

		165,514

Oil & Gas & Consumable Fuels (3.5%):
772	EnCana Corp.^	47,748
612	ENI SPA, ADR^	45,141
1,068	Marathon Oil Corp.	60,897
856	Petroleo Brasileiro SA, ADR^	64,629
1,118	Repsol YPF SA, ADR^	39,689
568	Royal Dutch Shell plc, ADR^	46,678

		304,782

Paper & Forest Products (0.6%):
1,708	MeadWestvaco Corp.^	50,437

Pharmaceuticals (0.7%):
2,445	Pfizer, Inc.^	59,731

Specialty Retail (2.8%):
961	Abercrombie & Fitch Co.^	77,553
2,510	American Eagle Outfitters, Inc.^	66,038
1,065	Bebe Stores, Inc.^	15,581
1,116	Group 1 Automotive, Inc.	37,464
979	Guess?, Inc.	48,000

		244,636

Textiles, Apparel & Luxury Goods (1.2%):
1,907	Brown Shoe Co., Inc.	36,996
274	Steven Madden, Ltd.	5,192
21,000	Yue Yuen Industrial Holdings, Ltd.	62,752

		104,940

Wireless Telecommunication Services (2.1%):
2,642	NTT DoCoMo, Inc., ADR	37,622
25,513	Vodafone Group plc	92,402
1,530	Vodafone Group plc, ADR	55,539

		185,563
Total Common Stocks (Cost $4,923,893)		5,664,001

U.S. Government Agency Mortgages (22.6%):
Federal Home Loan Mortgage Corporation (8.0%):
200,000	4.57%, 10/17/07 (a)	199,570
100,000	5.29%, 10/19/07 (a)	99,751
200,000	5.26%, 11/14/07 (a)	198,895
100,000	5.21%, 12/3/99, 4.73%, 12/3/07 (a)	99,216
100,000	4.66%, 7/27/09, Callable 10/27/07 @ 100.00	99,936

		697,368

Shares or	Security	Fair
Principal Amount	Description	Value
Federal National Mortgage Association (14.6%):
600,000	5.20%, 10/10/07 (a)	599,190
200,000	5.50%, 11/15/36, TBA	195,750
497,597	5.00%, 5/1/37	474,644

		1,269,584

Total U.S. Government Agency Mortgages (Cost $1,972,522)		1,966,952

U.S. Treasury Obligations (5.0%):
U.S. Treasury Bills (0.9%):
30,000	4.67%, 11/29/07 (a)†	29,824
45,000	3.81%, 12/13/07 (a)†	44,667

		74,491

U.S. Treasury Notes (4.1%):
100,000	2.00%, 4/15/12^	101,904
10,000	4.00%, 2/15/14^	9,814
100,000	4.25%, 8/15/14^	99,297
20,000	8.13%, 8/15/21^	26,564
100,000	6.875%, 8/15/25^	123,344

		360,923

Total U.S. Treasury Obligations (Cost $436,720)		435,414

Corporate Bonds (1.5%):
Banking & Finance (0.3%):
25,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	24,863

Tobacco (1.2%):
100,000	Altria Group, Inc., 7.00%, 11/4/13	108,673

Total Corporate Bonds (Cost $129,076)		133,536

Yankee Dollar (1.2%):
100,000	Rogers Communications, 6.75%, 3/15/15	102,764

Total Yankee Dollar (Cost $101,813)		102,764

Commercial Paper (1.1%):
Foreign Government (1.1%):
100,000	Export Development Corp., 4.97%, 10/1/07 (a)	99,986

Total Commercial Paper (Cost $100,000)		99,986

Foreign Bond (0.9%):
Foreign Government (0.9%):
500,000	Republic of South Africa^	80,052

Total Foreign Bond (Cost $81,030)		80,052

Collateral for Securities on Loan (32.9%):
2,866,684	Northern Trust Liquid Institutional Asset Portfolio	2,866,684

Total Collateral for Securities on Loan (Cost $2,866,684)		2,866,684

Deposit Account (1.6%):
137,990	NTRS London Deposit Account	137,990

Total Deposit Account (Cost $137,990)		137,990

Total Investments Securities (Cost $10,749,728) (b) - 131.9%		11,487,379
Net Other Assets (Liabilities) — (31.9)%		(2,780,985)

NET ASSETS - 100.0%		$8,706,394

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

†	Security held as collateral for futures contracts.

ADR – American Depositary Receipt.

TBA – To be announced. Represents 2.2% of the Fund’s net assets.

(a)	The rate presented represents the effective yield at September 30, 2007.

(b)	Cost for federal income tax purposes is $10,807,974. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,030,973
Unrealized depreciation	(351,568)

Net unrealized appreciation	$679,405

As of September 30, 2007 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Short	Date	Amount	Fair Value	(Depreciation)
Deliver 82,965 Brazilian Real in exchange for US Dollars	10/2/07	$(43,680)	$(45,287)	$(1,607)

Deliver 355,191 South African Rand in exchange for US Dollars	7/10/08	(47,258)	(49,368)	(2,110)

Total Short unrealized appreciation/(depreciation)				$(3,717)

				Unrealized
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	Depreciation
Receive 82,965 Brazilian Real in exchange for US Dollars	10/2/07	$43,091	$45,287	$2,195

Receive 41,483 Brazilian Real in exchange for US Dollars	7/2/08	20,566	21,898	1,332

Receive 6,000 Euro Dollars in exchange for US Dollars	10/4/07	8,151	8,556	405

Receive 323,796 Mexican Peso in exchange for US Dollars	7/10/08	28,841	28,969	129

Receive 27,179 Polish Zloty in exchange for US Dollars	7/10/08	9,890	10,273	383

Receive 252,500 Russian Ruble in exchange for US Dollars	1/11/08	10,000	10,108	108

Total Long unrealized appreciation/(depreciation)				4,552

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	77.4%
United Kingdom	6.8%
Hong Kong	3.4%
Canada	3.1%
Netherlands	1.5%
Korea	1.5%
Germany	1.4%
France	1.2%
Japan	0.9%
Italy	0.7%
South Africa	0.7%
India	0.6%
Brazil	0.5%
Spain	0.3%
100.0%

Securities with an aggregate market value of $74,491 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
90-Day Sterling December Futures	Long	12/19/07	1	$62
90-Day Eurodollar June Futures	Long	6/16/08	1	2,300
90-Day Eurodollar September Futures	Long	9/15/08	5	3,587
90-Day Eurodollar December Futures	Long	12/17/07	2	1,775
90-Day Eurodollar December Futures	Long	12/15/08	3	3,275
90-Day Eurodollar June Futures	Long	6/15/09	1	1,262
90-Day Eurodollar September Futures	Long	9/14/09	2	(400)
90-Day Eurodollar December Futures	Long	12/14/09	2	(350)

U.S. Treasury 10-Year Note December Futures	Short	12/19/07	(2)	2,843
U.S. Treasury 5-Year Note December Futures	Short	12/31/07	(2)	(258)

				$14,096

Swap agreements outstanding on September 30, 2007:
Interest Rate Swaps

	Floating
	Rate	(Pay)/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Floating Rate	Rate	Date	Amount	Appreciation/(Depreciation)
Goldman Sachs	Brazil Interbank	Receive	10.15%	1/2/12	$100,000	$(1,227)
Morgan Stanley	Mexico Interbank	Receive	8.17%	11/4/16	200,000	(9)
Barclays Bank	6 month EUR LIBOR	Receive	4.0%	9/19/17	100,000	(91)
Deutsche Bank	3 month USD LIBOR	Receive	5.0%	12/19/17	800,000	33,578
Morgan Stanley	6 month GBP LIBOR	Receive	6.0%	9/18/09	100,000	796
See accompanying notes to the schedule of portfolio investments.

	Floating
	Rate	(Pay)/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Floating Rate	Rate	Date	Amount	Appreciation/(Depreciation)
Royal Bank of Scotland	3 month Brazil InterbankD libor	Receive	5.0%	12/19/17	$82,000	2,640

Totals						35,687

Credit Default Swaps

	Reference	Buy/Sell	(Pay)/Receive	Expiration	Notional	Unrealized
Counterparty	Equity	Protection	Fixed Rate	Date	Amount	Appreciation/(Depreciation)
Lehman Brothers	IG8 Future	Sell	0.35%	6/20/12	$100,000	$(1,080)
Bank of America	HY-8 Future	Sell	2.75%	6/20/12	310,000	348
Lehman Brothers	Pemex Project Funding	Sell	.58%	5/20/17	150,000	(2,653)
Lehman Brothers	Federal Republic of Brazil	Sell	1.06%	5/20/17	300,000	(4,182)
Credit Suisse First Boston	HY-8 Future	Sell	1.75%	6/20/12	100,000	963
Barclays Bank PLC	Gazprom CDC	Sell	0.83%	6/20/17	80,000	(2,979)

						(9,583)

Options on Futures

	Exercise	Expiration	# of
Description	Price	Date	Contracts	Premium	Value
Call — U.S. Treasury 10-Year Note December Futures	111.0	11/20/07	1	$(372)	$(375)
See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AZL Turner Quantitative Small Cap Growth Fund Schedule of Portfolio Investments (Unaudited)	September 30, 2007

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (99.3%):
Consumer Discretionary (14.0%):
61,360	1-800-FLOWERS.COM * ^	$711,162
15,390	Ambassadors Groups, Inc. ^	586,359
4,420	Blue Nile, Inc. * ^	416,010
31,740	Callaway Golf Co. ^	508,157
8,830	Capella Education Co. * ^	493,685
10,960	Dick's Sporting Goods, Inc. * ^	735,964
17,700	Drew Industries, Inc. * ^	720,036
17,820	Hanesbrands, Inc. *	500,029
8,190	LKQ Corp. * ^	285,094
14,330	Modine Manufacturing Co. ^	381,465
9,560	NutriSystem, Inc. * ^	448,268
7,710	Priceline.com, Inc. * ^	684,263
29,610	Smith & Wesson Holding Corp. * ^	565,255
4,740	Strayer Education, Inc. ^	799,307
18,370	Tenneco Automotive, Inc. * ^	569,654
20,150	WMS Industries, Inc. * ^	666,965

		9,071,673

Consumer Staples (2.8%):
16,640	Central European Distribution Corp. * ^	797,223
5,420	Chattem, Inc. * ^	382,218
4,770	Longs Drug Stores Corp.	236,926
11,280	Ruddick Corp. ^	378,331

		1,794,698

Energy (7.3%):
10,660	ATP Oil & Gas Corp. * ^	501,340
26,260	Bois d' Arc Energy, Inc. *	503,404
14,330	Bristow Group, Inc. * ^	626,364
11,180	CARBO Ceramics, Inc. ^	567,161
8,370	Drill-Quip, Inc. *	413,060
33,860	EXCO Resources, Inc. * ^	560,044
2,330	Lufkin Industries, Inc.	128,197
17,460	Mariner Energy, Inc. * ^	361,597
11,640	NATCO Group, Inc., Class A * ^	602,370
6,440	W-H Energy Services, Inc. * ^	474,950

		4,738,487

Financials (5.3%):
36,480	AmTrust Financial Services, Inc. ^	553,402
14,141	Argo Group International Holdings, Ltd. * ^	615,275
12,560	Dollar Financial Corp. * ^	358,337
9,930	National Financial Partners Corp. ^	526,091
20,770	OptionsXpress Holdings, Inc. ^	542,928
12,680	Signature Bank * ^	446,716
8,730	SVB Financial Group * ^	413,453

		3,456,202

Health Care (21.6%):
16,830	Amedisys, Inc. * ^	646,609
12,410	ArthroCare Corp. * ^	693,594
23,080	Cubist Pharmaceuticals, Inc. * ^	487,680
19,390	Eclipsys Corp. * ^	452,175
18,750	Greatbatch, Inc. * ^	498,563
31,610	Hlth Corp. * ^	447,914
10,100	Integra LifeSciences Holdings * ^	490,658

Shares
or
Principal	Security	Fair
Amount	Description	Value
19,930	Invacare Corp. ^	465,963
9,750	InVentiv Health, Inc. * ^	427,245
21,160	K-V Pharmaceutical Co., Class A * ^	605,176
14,050	Kendle International, Inc. * ^	583,497
16,350	Lifecell Corp. *	614,270
21,440	Martek Biosciences Corp. *	622,403
18,590	Medcath Corp. *	510,481
19,780	Medicis Pharmaceutical Corp., Class A ^	603,488
6,700	Mentor Corp. ^	308,535
22,060	Meridian Bioscience, Inc. ^	668,859
13,930	MGI Pharma, Inc. * ^	386,975
20,670	Nighthawk Radiology Holdings, Inc. * ^	506,622
12,310	Owens & Minor, Inc. ^	468,888
13,950	Parexel International Corp. * ^	575,717
28,760	Perrigo Co. ^	614,026
10,560	PRA International * ^	310,464
13,790	Psychiatric Solutions, Inc. * ^	541,671
24,540	Sciele Pharma, Inc. * ^	638,531
10,200	STERIS Corp.	278,766
34,740	Sun Healthcare Group, Inc. * ^	580,505

		14,029,275

Industrials (18.2%):
7,580	A.O. Smith Corp. ^	332,610
16,910	AAR Corp. * ^	513,049
12,120	Astec Industries, Inc. * ^	696,294
12,070	Belden, Inc. ^	566,204
11,750	CIRCOR International, Inc.	533,568
6,800	CRA International, Inc. * ^	327,692
32,120	Dyncorp International, Inc. * ^	742,293
12,420	EDO Corp. ^	695,644
11,340	Esterline Technologies Corp. * ^	646,947
11,410	FTI Consulting, Inc. * ^	574,037
17,460	Geo Group, Inc. (The) * ^	516,991
24,070	Great Lakes Dredge & Dock Co. * ^	210,853
7,140	Huron Consulting Group, Inc. * ^	518,507
13,412	Kaman Corp., Class A ^	463,519
16,060	McGrath Rentcorp ^	533,834
8,470	Navios Maritime Holdings, Inc. ^	111,296
5,740	Nordson Corp. ^	288,205
26,540	Rollins, Inc. ^	708,353
14,880	Rush Enterprises, Inc., Class A * ^	377,208
13,340	Superior Essex, Inc. * ^	497,315
14,710	Tennant Co. ^	716,377
7,500	Triumph Group, Inc. ^	612,825
8,170	United Industrial Corp. ^	614,874

		11,798,495

Information Technology (23.6%):
19,220	Acme Packet, Inc. * ^	296,372
6,930	Atheros Communications * ^	207,692
12,990	Authorize.net Holdings, Inc. *	229,014
3,450	Bankrate, Inc. *	159,114
12,550	Black Box Corp. ^	536,638
35,740	Brightpoint, Inc. * ^	536,457
15,100	Checkpoint Systems, Inc. * ^	398,489
14,470	Ciena Corp. * ^	551,018
18,220	Daktronics, Inc. * ^	495,948
14,880	Diodes, Inc. * ^	477,648
34,000	Epicor Software Corp. * ^	468,180
39,280	Harmonic, Inc. * ^	416,761
20,260	Heartland Payment Systems, Inc. ^	520,682
31,330	Interwoven, Inc. * ^	445,826
13,950	j2 Global Communications, Inc. * ^	456,584
27,510	JDA Software Group, Inc. * ^	568,357

Shares
or
Principal	Security	Fair
Amount	Description	Value
26,180	Mattson Technology, Inc. * ^	226,457
23,540	Microsemi Corp. * ^	656,295
19,440	Net 1 UEPS Technologies, Inc. * ^	528,185
30,100	OmniVision Technologies, Inc. * ^	684,172
55,680	ON Semiconductor Corp. * ^	699,340
23,850	Plexus Corp. *	653,490
15,205	Power Integrations, Inc. * ^	451,741
64,410	RF Micro Devices, Inc. * ^	433,479
29,530	Semtech Corp. * ^	604,774
39,620	Sirenza Microdevices, Inc. *	685,029
11,691	Sohu.com, Inc. * ^	440,868
17,410	Standard Microsystems Corp. * ^	668,892
19,650	Sykes Enterprises, Inc. * ^	326,387
19,810	Technitrol, Inc. ^	533,880
16,540	THQ, Inc. * ^	413,169
13,640	Wright Express Corp. *	497,724

		15,268,662

Materials (4.3%):
26,820	Glatfelter	398,009
8,270	Greif Inc., Class A ^	501,823
5,780	Kaiser Aluminum Corp. ^	407,895
16,940	Packaging Corp. of America ^	492,446
55,680	PolyOne Corp. * ^	415,930
17,460	Terra Industries, Inc. * ^	545,799

		2,761,902

Telecommunication Services (1.8%):
5,960	Golden Telecom, Inc. ^	479,720
25,380	PAETEC Holding Corp. *	316,489
26,830	Premiere Global Services, Inc. *	339,400

		1,135,609

Utilities (0.4%):
9,280	UniSource Energy Corp. * ^	277,379

Total Common Stocks (Cost $59,611,519)		64,332,382

Collateral for Securities on Loan (52.0%):
33,678,281	Northern Trust Liquid Institutional Asset Portfolio	33,678,281

Total Collateral for Securities on Loan (Cost $33,678,281)		33,678,281

Deposit Account (2.6%):
1,716,839	TNT Offshore Deposit Account	1,716,839

Total Deposit Account (Cost $1,716,839)		1,716,839

Total Investment Securities (Cost $95,006,639) (a) — 153.9%		99,727,502
Net Other Assets (Liabilities) — (53.9)%		(34,917,591)

NET ASSETS — 100.0%		$64,809,911

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of a security is loaned as of September 30, 2007.

ADR — American Depositary Receipt.
(a)	Cost for federal income tax purposes is $95,862,413. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,863,808
Unrealized depreciation	(1,998,719)

Net unrealized appreciation	$3,865,089

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	100.0%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund

Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (95.1%):
Consumer Discretionary (13.3%):
115,999	Clear Channel Communications, Inc. ^	$4,343,003
892,700	Comcast Corp., Class A *	21,585,485
353,200	CVS Caremark Corp. ^	13,997,316
156,041	Home Depot, Inc.	5,061,970
364,550	Liberty Media Holding Corp. — Interactive * ^	7,003,006
67,970	Liberty Media Holding Corp. — Capital *	8,484,695
107,800	Lowe’s Cos., Inc. ^	3,020,556
344,000	News Corp., Class B ^	8,046,160
1,052,300	Time Warner, Inc. ^	19,320,228
500,200	Viacom Inc., Class B *	19,492,794

		110,355,213

Consumer Staples (15.7%):
171,400	Altria Group, Inc.	11,917,442
115,200	Anheuser-Busch Cos., Inc.	5,758,848
340,100	Cadbury Schweppes plc, ADR	15,821,452
402,100	Coca-Cola Co.	23,108,687
200,600	Kimberly-Clark Corp.	14,094,156
434,345	Kraft Foods, Inc., Class A	14,989,246
107,300	Procter & Gamble Co. ^	7,547,482
54,600	Sara Lee Corp.	911,274
575,000	Unilever NV, New York Shares ^	17,738,750
434,300	Wal-Mart Stores, Inc. ^	18,957,195

		130,844,532

Financials (27.5%):
87,200	AFLAC, Inc.	4,973,888
129,600	American International Group, Inc.	8,767,440
557,600	Bank of America Corp.	28,030,552
298,600	Bank of New York Mellon Corp.	13,180,204
27,700	Barclays plc, ADR	1,346,774
21,500	Bear Stearns Cos., Inc.	2,640,415
1,446	Berkshire Hathaway, Inc., Class B *	5,714,592
315,960	Chubb Corp.	16,948,094
673,500	Citigroup, Inc.	31,432,245
134,537	Fannie Mae	8,181,195
191,500	Freddie Mac	11,300,415
99,800	Genworth Financial, Inc., Class A	3,066,854
34,900	Hartford Financial Services Group, Inc.	3,229,995
286,898	J.P. Morgan Chase & Co.	13,145,666
47,700	MBIA, Inc. ^	2,912,085
124,548	Merrill Lynch & Co., Inc.	8,877,781
103,800	MetLife, Inc.	7,237,974
104,500	PNC Financial Services Group	7,116,450
72,850	Torchmark Corp.	4,540,012
107,300	Travelers Cos., Inc.	5,401,482
137,900	U.S. Bancorp ^	4,485,887
446,000	Wachovia Corp.	22,366,900
383,500	Wells Fargo & Co.	13,660,270

		228,557,170

Shares
or
Principal	Security	Fair
Amount	Description	Value
Health Care (16.7%):
242,800	Abbott Laboratories	13,018,936
367,200	Boston Scientific Corp. * ^	5,122,440
830,500	Bristol-Myers Squibb Co.	23,935,011
217,614	Cardinal Health, Inc.	13,607,403
280,100	Eli Lilly & Co.	15,946,093
181,300	GlaxoSmithKline plc, ADR ^	9,645,160
575,621	Pfizer, Inc.	14,062,421
45,700	Roche Holding AG, ADR	4,129,118
54,500	Sanofi-Aventis, ADR	2,311,890
573,200	Schering-Plough Corp.	18,130,316
429,000	Wyeth	19,111,950

		139,020,738

Industrials (2.5%):
359,664	General Electric Co.	14,890,090
378,900	Southwest Airlines Co. ^	5,607,720

		20,497,810

Information Technology (5.6%):
Communications Equipment (0.4%):
94,000	Cisco Systems, Inc. *	3,112,340

Region not specified (5.2%):
26,500	Computer Sciences Corp. *	1,481,350
402,231	Dell, Inc. *	11,101,576
86,900	Hewlett-Packard Co.	4,326,751
176,200	Intel Corp.	4,556,532
73,100	International Business Machines Corp. ^	8,611,180
50,400	KLA-Tencor Corp.	2,811,312
264,055	Microsoft Corp.	7,779,060
76,100	Texas Instruments, Inc.	2,784,499

		43,452,260

		46,564,600

Materials (7.4%):
148,900	Alcoa, Inc.	5,824,968
404,400	E.I. Du Pont de Nemours & Co.	20,042,064
801,493	International Paper Co.	28,749,554
120,500	Rohm and Haas Co. ^	6,708,235

		61,324,821

Materials & Processing (0.4%):
77,200	Newmont Mining Corp.	3,453,156

Technology (1.5%):
26,740	Cognex Corp.	474,902
69,875	Flextronics International, Ltd. * ^	781,203
35,210	KEMET Corp. *	258,794
76,554	Telefonaktibolaget LM Ericsson, ADR	3,046,849
360,829	Western Union Co.	7,566,584

		12,128,332

Telecommunication Services (1.6%):
314,200	AT&T, Inc.	13,293,802

Utilities (2.9%):
543,900	Verizon Communications, Inc.	24,083,892

Total Common Stocks (Cost $697,677,691)		790,124,066

Collateral for Securities on Loan (9.3%):
77,533,760	Allianz Dresdner Daily Asset Fund#	77,533,760

Total Collateral for Securities on Loan (Cost $77,533,760)		77,533,760

U.S. Government Agencies (3.6%):
$30,000,000	Federal Home Loan Bank, 4.06%, 10/1/07 (b)	30,000,000

Total U.S. Government Agencies (Cost $30,000,000)		30,000,000

Shares
or
Principal	Security	Fair
Amount	Description	Value
Deposit Account (0.3%):
2,457,143	TNT Offshore Deposit Account	2,457,143

Total Deposit Account (Cost $2,457,143)		2,457,143

Total Investment Securities (Cost $807,668,594) (b) — 108.3%		900,114,969
Net Other Assets (Liabilities) — (8.3)%		(68,748,083)

NET ASSETS — 100.0%		$831,366,886

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

ADR — American Depositary Receipt.

#	Investment in affiliate.

(a)	The rate presented represents the effective yield at September 30, 2007.

(b)	Cost for federal income tax purposes is $809,038,616. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$109,199,441
Unrealized depreciation	(18,123,088)

Net unrealized appreciation	$91,076,353

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	93.2%
United Kingdom	3.3%
Netherlands	2.2%
Switzerland	0.5%
Sweden	0.4%
France	0.3%
Singapore	0.1%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund

Schedule of Portfolio Investments	September 30, 2007
(Unaudited)

Shares
or
Principal		Fair
Amount		Value
Common Stocks (60.2%):
Consumer Discretionary (6.0%):
90,286	Comcast Corp., Class A *	$2,183,115
20,820	Estee Lauder Co., Inc., Class A	884,017
44,200	Home Depot, Inc.	1,433,848
32,410	Honda Motor Co., Ltd., ADR ^	1,081,198
15,120	McDonald’s Corp.	823,586
16,250	Newell Rubbermaid, Inc.	468,325
44,365	Office Depot, Inc. * ^	914,806
93,050	Rite Aid Corp. * ^	429,891
212,792	Time Warner, Inc.	3,906,862
78,688	Viacom Inc., Class B *	3,066,471

		15,192,119

Consumer Staples (8.0%):
29,070	Altria Group, Inc.	2,021,237
44,110	Cadbury Schweppes plc, ADR ^	2,051,997
56,190	Coca-Cola Co.	3,229,239
32,280	ConAgra Foods, Inc.	843,476
5,021	Fortune Brands, Inc.	409,161
11,510	Kimberly-Clark Corp.	808,693
55,991	Kraft Foods, Inc., Class A	1,932,249
26,880	Procter & Gamble Co.	1,890,739
89,620	Unilever NV, New York Shares	2,764,777
97,110	Wal-Mart Stores, Inc.	4,238,853

		20,190,421

Energy (5.4%):
29,280	ConocoPhillips	2,569,906
7,290	Devon Energy Corp.	606,528
20,710	Exxon Mobil Corp.	1,916,918
32,490	Occidental Petroleum Corp.	2,081,959
36,850	Royal Dutch Shell plc, ADR ^	3,028,332
23,670	Schlumberger, Ltd.	2,485,350
28,160	Williams Cos., Inc. (The)	959,130

		13,648,123

Financials (12.6%):
38,790	Aegon NV	738,174
30,378	Bank of America Corp.	1,527,102
63,706	Charles Schwab Corp.	1,376,050
44,270	Chubb Corp.	2,374,643
24,680	CIGNA Corp.	1,315,197
80,634	Citigroup, Inc.	3,763,189
13,699	Conseco, Inc. * ^	219,184
29,979	Fifth Third Bancorp ^	1,015,689
57,405	Freddie Mac	3,387,469
17,400	Hartford Financial Services Group, Inc.	1,610,370
98,372	J.P. Morgan Chase & Co.	4,507,404
126,884	Marsh & McLennan Cos., Inc.	3,235,542
20,754	PNC Financial Services Group	1,413,347
50,960	Travelers Cos., Inc.	2,565,326
24,000	Washington Mutual, Inc.	1,152,240
19,760	XL Capital, Ltd., Class A	1,564,992

		31,765,918

Health Care (9.7%):
70,920	Abbott Laboratories	3,802,730
72,520	Boston Scientific Corp. *	1,011,654

Shares
or
Principal		Fair
Amount		Value
111,960	Bristol-Myers Squibb Co.	3,226,687
23,960	Covidien, Ltd. *	994,340
58,660	Eli Lilly & Co.	3,339,514
9,430	Novartis AG, ADR	518,273
47,850	Pfizer, Inc.	1,168,976
21,200	Roche Holding AG, ADR	1,915,477
13,920	Sanofi-Aventis, ADR ^	590,486
166,626	Schering-Plough Corp.	5,270,373
60,350	Wyeth	2,688,593

		24,527,103

Industrials (1.8%):
108,950	General Electric Co.	4,510,530

Information Technology (4.3%):
215,770	Alcatel-Lucent, ADR ^	2,196,540
31,480	Cisco Systems, Inc. *	1,042,303
15,636	Embarq Corp. ^	869,362
14,136	Hewlett-Packard Co.	703,831
52,261	Intel Corp.	1,351,469
82,062	Micron Technology, Inc. * ^	910,888
93,019	Symantec Corp. *	1,802,708
75,841	Yahoo!, Inc. *	2,035,572

		10,912,673

Materials & Processing (3.0%):
60,510	Bayer AG, ADR ^	4,801,469
19,020	E.I. Du Pont de Nemours & Co.	942,631
41,740	Newmont Mining Corp. ^	1,867,030

		7,611,130

Producer Durables (3.1%):
21,200	Applera Corp.	734,368
36,550	Raytheon Co.	2,332,621
24,110	Siemens AG, ADR	3,309,098
30,680	Tyco International, Ltd.	1,360,351

		7,736,438

Utilities (6.3%):
65,330	American Electric Power Co., Inc.	3,010,406
29,903	Entergy Corp.	3,238,196
26,750	FirstEnergy Corp.	1,694,345
45,240	France Telecom SA, ADR ^	1,512,826
115,952	Sprint Nextel Corp.	2,203,088
97,346	Verizon Communications, Inc.	4,310,481

		15,969,342

Total Common Stocks (Cost $129,052,697)		152,063,797

Convertible Bonds (9.8%):
Auto & Transportation (0.2%):
$533,000	Ford Motor Co., 4.25%, 12/15/36	622,944

Consumer Discretionary (0.8%):
400,000	Best Buy, 2.25%, 1/15/22	439,500
500,000	Eastman Kodak Co., 3.38%, 10/15/33	530,625
480,000	International Game Technology Co., 2.60%, 12/15/36 Callable 12/20/09@100 ^	476,400
468,000	Interpublic Group, Cos., 4.50%, 3/15/23, Callable 9/15/09@100	503,685

		1,950,210

Financials (1.0%):
1,300,000	Goldman Sachs Group, Inc., 2.00%, 5/9/14	1,294,280
1,127,000	U.S. Bancorp, 3.61%, 2/6/37, (d)	1,117,646

		2,411,926

Health Care (3.2%):
300,000	Advanced Medical Optics, Inc., 2.50%, 7/15/24 ^	282,000

Shares
or
Principal		Fair
Amount		Value
300,000	Amerigroup Corp., 2.00%, 5/15/12 ^	307,500
451,000	Amgen, Inc., 0.38%, 2/1/13 ^	409,846
1,249,000	Amgen, Inc., 0.38%, 2/1/13	1,135,028
650,000	Beckman Coulter, 2.50%, 12/15/36 ^	758,063
308,000	Charles River Laboratories, 2.25%, 6/15/13	394,240
500,000	Edwards Lifesciences Corp., 3.88%, 5/15/33	518,125
525,000	Health Management Association, 4.38%, 8/1/23	513,844
750,000	Invitrogen Corp., 1.50%, 2/15/24 ^	734,063
213,000	Medtronic, Inc., 1.50%, 4/15/11	235,631
610,000	Medtronic, Inc., 1.25%, 9/15/21	605,425
673,000	Omnicare, Inc., 3.25%, 12/15/35	544,289
157,000	St. Jude Medical, 1.22%, 12/15/08	159,551
722,000	Teva Pharmaceuticals Industries, Ltd., 1.75%, 2/1/26 ^	760,808
700,000	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	679,875

		8,038,288

Industrials (0.3%):
650,000	3M Co., 2.40%, 11/21/32 ^	601,250
200,000	Allied Waste Industries, 4.25%, 4/15/34 ^	189,750

		791,000

Materials (0.4%):
171,000	Invitrogen Corp., 3.25%, 6/15/25 Callable 6/15/11 @ 100 ^	183,825
180,000	Newmont Mining Corp., 1.25%, 7/15/14 ^	204,300
239,000	Newmont Mining Corp., 1.63%, 7/15/17	271,564
500,000	Sealed Air Corp., 3.00%, 6/30/33	477,500

		1,137,189

Services, n.e.c. (0.1%):
239,000	Live Nation, Inc., 2.88%, 7/15/27	244,975

Technology (3.7%):
450,000	Amdocs, Ltd., 0.50%, 3/15/24 ^	473,625
650,000	Electronic Data Systems, Inc., 3.88%, 7/15/23 ^	651,625
285,000	EMC Corp, 1.75%, 12/1/11 ^	403,988
800,000	EMC Corp., 1.75%, 12/1/11	1,133,999
461,000	Intel Corp., 2.95%, 12/15/35 ^	477,135
520,000	JDS Uniphase, 0.00%, 11/15/10, (c)	488,800
400,000	JDS Uniphase, 1.00%, 5/15/26	331,000
420,000	Juniper Networks, 0.00%, 6/15/08, (c)	765,450
800,000	L-3 Communication Corp, 3.00%, 8/1/35	926,000
525,000	Level 3 Communications, Inc., 6.00%, 3/15/10 ^	486,938
400,000	Level 3 Communications, Inc., 2.88%, 7/15/10	384,000
154,000	Level 3 Communications, Inc., 3.50%, 6/15/12	166,705
460,000	Linear Technology Corp., 3.00%, 5/11/27, Callable 5/1/14@100	449,650

Shares
or
Principal		Fair
Amount		Value
457,000	Lucent Technologies Corp., 2.75%, 6/15/25, Callable 6/20/13 @ 100	429,009
1,000,000	Nortel Networks Corp., 4.25%, 9/1/08	981,249
507,000	Sandisk Corp., 1.00%, 5/15/13	481,650
512,000	Xilinx, Inc., 3.13%, 3/15/37	499,200

		9,530,023

Utilities (0.1%):
38,000	PG&E Corp., 9.50%, 6/30/10	130,435

Total Convertible Bonds (Cost $23,689,546)		24,856,990

Corporate Bonds (3.4%):
Auto & Transportation (0.0%):
45,000	Union Pacific Corp., 6.63%, 2/1/08	45,155

Consumer Discretionary (0.2%):
85,000	CVS Caremark Corp., 5.75%, 6/1/17	82,964
25,000	CVS Corp., 5.75%, 8/15/11	25,325
103,282	CVS Lease Pass Through, 6.04%, 12/10/28	100,321
110,000	FBG Finance, Ltd., 5.13%, 6/15/15	103,742
40,000	Fedex Corp., 5.50%, 8/15/09	40,447
10,000	Fedex Corp., 7.25%, 2/15/11	10,710
105,000	Viacom, Inc., 6.88%, 4/30/36	104,563

		468,072

Consumer Staples (0.1%):
30,000	ConAgra Foods, Inc., 7.00%, 10/1/28	31,493
45,000	ConAgra Foods, Inc., 8.25%, 9/15/30	53,173
80,000	Fred Meyer, Inc., 7.45%, 3/1/08	80,639
45,000	General Mills, Inc., 3.88%, 11/30/07	44,882
95,000	YUM! Brands, Inc., 8.88%, 4/15/11	105,990

		316,177

Energy (0.2%):
25,000	Centerpoint Energy Resource, 7.88%, 4/1/13	27,314
30,000	Centerpoint Energy, Inc., 6.25%, 2/1/37	29,451
65,000	Consumers Energy Co., 4.80%, 2/17/09	64,690
70,000	Detroit Edison Co., 6.13%, 10/1/10	72,286
80,000	Entergy Gulf States, Inc., 3.60%, 6/1/08	78,753
105,000	Plains All American Pipeline, 6.70%, 5/15/36 ^	105,123
55,000	Texas East Transmission, 7.00%, 7/15/32	58,076
80,000	Valero Energy Corp., 3.50%, 4/1/09	78,403
55,000	Wisconsin Electric Power Co., 3.50%, 12/1/07	54,840

		568,936

Financials (2.0%):
215,000	AIG Sunamerica Global Finance, 6.30%, 5/10/11	221,725
100,000	American General Finance Corp., Series MTNI, 4.63%, 5/15/09	99,134
50,000	American General Finance Corp., Series MTNH, 4.63%, 9/1/10	49,013

Shares
or
Principal		Fair
Amount		Value
50,000	AXA Financial, Inc., 6.50%, 4/1/08	50,277
45,000	Brookfield Asset Management Co., 5.80%, 4/25/17	45,067
10,000	Brookfield Asset Management, Inc., 8.13%, 12/15/08	10,383
115,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	123,288
40,000	Capmark Financial Corp., 6.30%, 5/10/17	34,812
100,000	Capmark Financial Group, 5.88%, 5/10/12	91,072
70,000	Caterpillar Financial Services Corp., Series MTNF, 3.63%, 11/15/07	69,857
100,000	Catlin Insurance Co., Ltd., 7.25%, 1/19/17,	94,322
60,000	Chase Manhattan Corp., 7.00%, 11/15/09	62,307
35,000	CIT Group, Inc., 3.65%, 11/23/07	34,842
60,000	CIT Group, Inc., 5.00%, 11/24/08	58,825
494,000	Conseco, Inc., 3.50%, 9/30/35	452,627
70,000	Cooper Industries, Inc., 5.25%, 11/15/12	69,758
75,000	Countrywide Home Loans, Inc., 3.25%, 5/21/08	72,281
60,000	DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	74,375
200,000	Farmers Exchange Capital, 7.05%, 7/15/28	199,171
95,000	General Electric Capital Corp., 5.88%, 2/15/12 ^	97,499
80,000	General Electric Capital Corp., Series MTNA, 4.75%, 9/15/14 ^	76,859
125,000	General Electric Captial Corp., 5.63%, 9/15/17	124,966
120,000	Goldman Sachs Capital Corp II, 5.79%, 12/29/49 Callable on 5/31/12 @ 100	113,550
500,000	Goldman Sachs Group, Inc., Series MTNB, 0.25%, 8/30/08	632,419
50,000	Household Finance Corp., 4.13%, 11/16/09	48,733
60,000	Household Finance Corp., 8.00%, 7/15/10	64,391
145,000	Household Finance Corp., 6.38%, 10/15/11	149,745
65,000	HSBC Finance Corp., 6.75%, 5/15/11	67,793
80,000	J.P. Morgan Chase & Co., 6.00%, 2/15/09	81,056
75,000	Marshall & Ilsley Bank, 3.80%, 2/8/08	74,555
135,000	Nationwide Building Society, 4.25%, 2/1/10 ^	132,234
50,000	Platinum Underwriters Finance, Inc., 6.37%, 11/16/07	49,956
50,000	Platinum Underwriters Finance, Inc., Series B, 7.50%, 6/1/17	52,951
75,000	Popular North America, Inc., 5.65%, 4/15/09	75,595
40,000	Textron Financial Corp., 4.13%, 3/3/08	39,830
95,000	Textron Financial Corp., 5.13%, 2/3/11	94,495
135,000	USB Capital IX, 6.19%, 4/15/49	135,090
380,000	Wachovia Capital Trust III, 5.80%, 3/15/42	377,450

Shares
or
Principal		Fair
Amount		Value
100,000	Washington Mutual Preferred Funding II, 6.67%, 12/31/49 ^	86,181
90,000	Washington Mutual, Inc., 8.25%, 4/1/10	94,945
115,000	Xlliac Global Funding, 4.80%, 8/10/10	114,368

		4,697,797

Health Care (0.5%):
600,000	ImClone Systems, Inc., 1.38%, 5/15/24	556,500
31,000	Manor Care, Inc., 2.13%, 8/1/35	45,299
404,000	Manor Care, Inc., 2.13%, 8/1/35	590,344
55,000	UnitedHealth Group, Inc., 4.13%, 8/15/09	53,956
30,000	WellPoint, Inc., 3.75%, 12/14/07	29,891
35,000	WellPoint, Inc., 4.25%, 12/15/09	34,477

		1,310,467

Industrials (0.0%):
65,000	Burlington North Santa Fe, Inc., 6.13%, 3/15/09	65,773
50,000	LG Electronics, Inc., 5.00%, 6/17/10	49,486
5,000	Union Pacific Corp., 6.79%, 11/9/07	5,006

		120,265

Materials (0.0%):
60,000	ICI Wilmington, Inc., 4.38%, 12/1/08	59,705

Utilities (0.4%):
15,000	Appalachian Power Co., 5.65%, 8/15/12	15,102
105,000	Arizona Public Service Co., 5.80%, 6/30/14	103,958
15,000	AT&T Corp., 8.00%, 11/15/31, (d)	18,251
80,000	Carolina Power & Light Co., 5.13%, 9/15/13	78,338
110,000	Comcast Cable Communications, Inc., 6.75%, 1/30/11	114,092
35,000	Consolidated Natural Gas, 6.25%, 11/1/11	35,988
10,000	Consumers Energy Corp., 4.00%, 5/15/10	9,712
125,000	France Telecom SA, 8.50%, 3/1/31	160,664
115,000	Ohio Power Co., 6.00%, 6/1/16 ^	115,536
55,000	SBC Communications, Inc., 6.15%, 9/15/34 ^	54,370
15,000	Sprint Capital Corp., 8.75%, 3/15/32	17,201
140,000	Telecom Italia Capital, 4.00%, 1/15/10	136,306
25,000	Telecom Italia Capital, 4.88%, 10/1/10	24,717
125,000	Telefonica Europe BV, 8.25%, 9/15/30	149,403

		1,033,638

Total Corporate Bonds (Cost $8,384,794)		8,620,212

Preferred Stock (3.3%):
Auto & Transportation (0.3%):
17,100	Ford Capital Trust II	645,525

Consumer Discretionary (0.3%):
200	Interpublic Group of Cos., Inc.	195,425
5,900	Newell Financial Trust I	275,088

Shares
or
Principal		Fair
Amount		Value
5,100	Tribune Co.	306,000

		776,513

Financials (0.9%):
8	Fannie Mae	782,415
26,800	Sovereign Capital Trust IV	1,132,300
9,300	XL Capital, Ltd. ^	258,540

		2,173,255

Health Care (0.8%):
350	Healthsouth Corp. ^	302,050
310	Healthsouth Corp. ^	267,530
8,000	Omnicare Capital Trust II	368,000
4,628	Schering Plough	1,281,955

		2,219,535

Other Energy (0.4%):
300	El Paso Corp.	423,413
12,000	El Paso Energy Capital Trust I ^	494,280

		917,693

Technology (0.3%):
900	Lucent Technologies Capital Trust I	873,000

Utilities (0.3%):
20,000	Centerpointe Energy, Inc.	693,000

Total Preferred Stock (Cost $8,305,739)		8,298,521

U.S. Government Agency Mortgages (12.7%):
Federal Home Loan Bank (8.4%):
$21,400,000	4.00%, 10/1/07 (a)	21,400,000

Federal Home Loan Mortgage Corporation (0.6%):
2,428	11.00%, 9/1/15, Pool #170141	2,648
5,034	10.00%, 9/1/17, Pool #555283	5,319
6,531	10.50%, 11/1/17, Pool #360016	7,363
1,100,000	6.75%, 3/15/31	1,317,686
150,000	6.25%, 7/15/32, 6.25%, 7/15/32	170,423

		1,503,439

Federal National Conventional Loan (0.2%):
5,893	7.50%, 2/1/31, Pool #253643	6,168
54,600	7.00%, 7/1/31, Pool #581846	56,858
161,675	7.00%, 4/1/32, Pool #581846	168,221
49,894	7.00%, 10/1/32, Pool #846419	51,957
27,395	7.00%, 10/1/34, Pool #849807	28,404
204,815	7.00%, 11/1/34, Pool #735483	212,362

		523,970

Federal National Mortgage Association (3.5%):
350,000	6.63%, 10/15/07	350,208
2,394	10.50%, 12/1/16, Pool #124783	2,548
782	7.50%, 7/1/30, Pool #541844	818
6,332	7.50%, 9/1/30, Pool #190308	6,628
1,270,000	6.63%, 11/15/30	1,496,459
5,386	7.50%, 12/1/30, Pool #541493	5,637
950	8.00%, 7/1/31, Pool #253905	1,001
4,692	8.00%, 5/1/32, Pool #645398	4,945
66,283	6.50%, 7/1/32, Pool #254378	67,884
2,400,000	5.00%, 11/15/36, TBA	2,288,251
2,300,000	5.50%, 11/15/36, TBA	2,251,125
2,250,000	6.00%, 11/1/29 (b), 6.00%, TBA (b)	2,250,702

		8,726,206

Government National Mortgage Association (0.0%):
6,222	10.00%, 10/15/21, Pool #780488	7,036
6,860	10.50%, 4/15/25, Pool #780127	7,781

		14,817

Total U.S. Government Agency Mortgages (Cost $32,065,070)		32,168,432

Shares
or
Principal		Fair
Amount		Value
U.S. Treasury Obligations (11.5%):
U.S. Treasury Notes (11.5%):
350,000	4.63%, 3/31/08 ^	350,820
700,000	3.75%, 5/15/08 ^	698,195
550,000	4.88%, 5/31/08 ^	552,492
800,000	5.13%, 6/30/08 ^	805,687
1,250,000	4.75%, 11/15/08 ^	1,260,351
1,250,000	3.25%, 1/15/09 ^	1,239,160
900,000	3.88%, 5/15/09 ^	898,805
1,200,000	4.88%, 5/15/09 ^	1,217,156
1,650,000	6.00%, 8/15/09 ^	1,710,199
1,500,000	3.50%, 11/15/09	1,485,468
1,100,000	5.75%, 8/15/10 ^	1,150,961
175,000	4.63%, 8/31/11 ^	178,090
2,650,000	4.63%, 2/29/12 ^	2,696,995
400,000	3.88%, 2/15/13 ^	393,344
3,285,000	4.25%, 8/15/13	3,281,662
5,150,000	4.25%, 11/15/13 ^	5,135,112
1,980,000	4.00%, 2/15/14 ^	1,943,184
1,800,000	4.25%, 11/15/14 ^	1,782,704
1,100,000	4.00%, 2/15/15	1,070,180
450,000	4.25%, 8/15/15 ^	443,461
800,000	4.50%, 2/15/36 ^	758,438

Total U.S. Treasury Obligations (Cost $28,797,519)		29,052,464

Asset Backed Securities (1.7%):
78,675	America West Airlines, Inc., 7.10%, 4/2/21	81,330
53,053	BAE Systems 2001 Asset Trust, 6.66%, 9/15/13	55,921
53,187	Capital Auto Receivables Asset Trust, Class A4, Series 2005-1, 4.05%, 7/15/09	52,979
300,000	Capital Auto Receivables Asset Trust, Class A3, Series 2006-1, 5.03%, 10/15/09	299,481
300,000	Capital Auto Receivables Asset Trust, Series 2006-SN1AC, Class A3, 5.31%, 10/20/09	299,958
300,000	Capital Auto Receivables Asset Trust, Class A3A, Series 2006-2, 4.98%, 5/15/11	299,537
150,000	Capital One Auto Finance Trust, Class A3A, Series 2006-C, 5.07%, 7/15/11	149,821
150,000	Capital One Multi-Asset Execution Trust, 5.75%, Class A7 7/15/20	150,534
14,460	Caterpillar Financial Asset Trust, Class A3, Series 2005-A, 3.90%, 2/25/09	14,440
225,000	Caterpillar Financial Asset Trust, 5.57%, 5/25/10	225,762
4,630	CIT Equipment Collateral, Class A3, Series 2004-EF1, 3.50%, 9/20/08	4,613
200,000	CIT Equipment Collateral, Class A3, Series 2006-VT2, 5.07%, 2/20/10	198,645
450,000	Citibank Credit Card Issuance Trust, 5.65%, SERIES: 2007-A8, 9/20/19	445,875
28,122	CNH Equipment Trust, Class A3, Series 2005-A, 4.02%, 4/15/09	28,065
120,469	CNH Equipment Trust, Class A3, Series 2005-B,, 4.27%, 1/15/10	119,963
125,000	CNH Equipment Trust, Class A3, Series 2006-B, 5.20%, 6/15/10	124,818
35,596	Daimler Chrysler Auto Trust, Class A3, Series 2005-B, 4.04%, 9/8/09	35,464

Shares
or
Principal		Fair
Amount		Value
200,000	Discover Card Master Trust, 5.65%, 3/16/20	199,642
8,947	Ford Credit Auto Owner Trust, Class A3, Series 2005-B, 4.17%, 1/15/09	8,939
111,908	Ford Credit Auto Owner Trust, Class A3, Series 2006-A, 5.05%, 3/15/10	111,740
225,000	Ford Credit Auto Owner Trust, Class A3, Series 2006-B, 5.26%, 10/15/10	225,120
134,463	GE Equipment Small Ticket LLC, Class A3,, 4.88%, 10/22/09	134,308
75,000	Harley-Davidson Motorcycle Trust, Class A2, Series 2005-2, 4.07%, 2/15/12	74,270
115,992	Harley-Davidson Motorcycle Trust, Class A2, Series 2005-1, 3.76%, 12/17/12	114,151
100,000	Harley-Davidson Motorcyle Trust, Class A2, Series 2005-3, 4.41%, 6/15/12	97,299
100,000	Hertz Vehicle Financing LLC, Class A2, Series 2005-2A, 4.93%, 2/25/10	99,725
11,441	Honda Auto Receivables Owner Trust, Class A3, Series 2005-2, 3.93%, 1/15/09	11,414
40,042	Honda Auto Receivables Owner Trust, Class A3, Series 2005-3, 3.87%, 4/20/09	39,838
129,393	Honda Auto Recievables Owner Trust, Class A3, Series 2005-6, 4.85%, 10/19/09	129,128
41,412	Hyundai Auto Receivables Trust, Class A3, Series 2005-A, 3.98%, 11/16/09	41,116
49,910	Merrill Auto Trust Securitization, Class A3, Series 2005-1, 4.10%, 8/25/09	49,708
55,470	National City Auto Receivables Trust, Class A4, Series 2004-A, 2.88%, 5/15/11	54,726
62,344	Nissan Auto Receivables Owner Trust, Class A3, Series 2005-B, 3.99%, 7/15/09	62,021
17,714	USAA Auto Owner Trust, Class A3, Series 2005-1, 3.90%, 7/15/09	17,646
57,888	USAA Auto Owner Trust, Class A3, Series 2004-2, 3.58%, 2/15/11	57,573
1,256	Wachovia Auto Owner Trust, Class A3, Series 2004-B, 2.91%, 4/20/09	1,254
20,119	Wachovia Auto Owner Trust, Class A3, Series 2005-A, 4.06%, 9/21/09	20,017
131,391	Wachovia Auto Owner Trust, Class A3, Series 2005-B, 4.79%, 4/20/10	131,106
125,000	Wachovia Bank Commercial Mortgage Trust, 5.34%, Series 2007-C30, Class A5 12/15/43	122,396

Total Asset Backed Securities (Cost $4,397,976)		4,390,343

Collateralized Mortgage Obligations (0.8%):
175,000	Banc of America Commercial Mortgage, Inc., 5.69%, 4/10/49	176,561
53,751	Bank of America, 3.99%, 8/18/09	53,516
175,000	Bank of America Commercial Mortgage, Inc., 5.84%, 6/10/49	175,885
150,000	Bear Stearns Commercial Mortgage Securities, Inc., 5.71%, Series 2007-PW16, Class A4 5/11/17	151,749

Shares
or
Principal		Fair
Amount		Value
175,000	Citigroup Commercial Mortgage Trust, 5.89%, 12/10/49	175,646
175,000	Commercial Mortgage Pass-Through Certificates, 6.01%, Series 2007-C9, Class A4 12/10/49	178,337
75,000	Greenwich Capital Commercial Funding Corp., 5.44%, Series 2007-GG9, Class A4 3/10/39	74,115
250,000	GS Mortgage Securities Corp. II, 5.99%, Series 2007-GG10 Class A4 8/10/45	254,254
125,000	JP Morgan Chase Commercial Mortgage, 5.94%, 2/12/49	126,405
275,000	JP Morgan Chase Commercial Mortgage Security Corp., 6.01%, Series 2007-LD11 Class A4 6/15/49	279,821
175,000	LB Commercial Conduit Mortgage Trust, 6.13%, 7/15/44	179,998
150,000	LB-UBS Commercial Mortgage Trust, 5.43%, 2/15/40	148,004
160,465	World Financial Properties, 6.95%, 9/1/13	165,651

Total Collateralized Mortgage Obligations (Cost $2,093,860)		2,139,942

Investment Company (0.5%):
84,550	iShares MSCI Japan Index Fund ^	1,213,293

Total Investment Company (Cost $1,232,694)		1,213,293

Collateral for Securities on Loan (15.1%):
38,067,842	Northern Trust Liquid Institutional Asset Portfolio	38,067,842

Total Collateral for Securities on Loan (Cost $38,067,842)		38,067,842

Deposit Account (0.0%):
49,402	NTRS London Deposit Account	49,402

Total Deposit Account (Cost $49,402)		49,402

Total Investment Securities (Cost $276,137,139) (a) — 119.0%		300,921,238
Net Other Assets (Liabilities) — (19.0)%		(48,121,839)

NET ASSETS — 100.0%		$252,799,399

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.
ADR — American Depositary Receipt.
TBA — To be announced. Represents 2.7% of the Fund’s net assets.
(a)	Cost for federal income tax purposes is $277,108,779. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$30,213,835
Unrealized depreciation	(6,401,376)

Net unrealized appreciation	$23,812,459

(b)	The rate presented represents the effective yield at September 30, 2007.

(c)	Zero Coupon Bond.

(d)	Variable rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2007.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	87.3%
Germany	3.1%
Netherlands	2.3%
United Kingdom	2.0%
France	1.7%
Bermuda	0.9%
Switzerland	0.9%
Cayman Islands	0.6%
Canada	0.4%
Japan	0.4%
Israel	0.3%
Luxembourg	0.1%
Australia	0.0%
Korea	0.0%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (98.3%):
Consumer Discretionary (21.0%):
316,453	Career Education Corp. *	$8,857,519
177,501	Harley-Davidson, Inc. ^	8,202,321
371,000	Kao Corp.	11,056,374
303,159	New York Times Co., Class A ^	5,990,422
901,242	Reed Elsevier NV	17,116,094
165,018	Weight Watchers International, Inc. ^	9,498,436
565,558	Wolters Kluwer CVA NV	16,788,693
988,390	WPP Group plc	13,376,476

Consumer Staples (59.0%):		90,886,335

144,977	Altadis SA	10,195,290
274,638	Altria Group, Inc.	19,095,580
1,028,567	British American Tobacco plc	36,863,507
140,497	Brown-Forman Corp., Class B	10,524,630
1,357,614	C&C Group plc	11,219,961
1,721,562	Cadbury Schweppes plc	19,966,513
521,172	Diageo plc	11,431,536
170,486	Fortune Brands, Inc.	13,892,904
497,258	Imperial Tobacco Group plc	22,795,233
223,891	Kellogg Co.	12,537,896
142,476	Kimberly-Clark Corp.	10,010,364
27,489	Nestle SA, Registered Shares	12,349,934
54,761	Pernod-Ricard SA ^	11,947,475
349,547	Reckitt Benckiser plc	20,528,883
804,589	Swedish Match AB	16,734,175
450,557	Unilever plc	14,243,017

		254,336,898

Financials (0.9%):
383,514	Experian Group, Ltd.	4,056,514

Health Care (11.4%):
473,840	GlaxoSmithKline plc	12,566,553
177,571	Novartis AG, Registered Shares	9,774,126
622,575	Pfizer, Inc.	15,209,507
136,740	Sanofi-Aventis	11,590,975

		49,141,161

Industrials (3.7%):
220,618	Kone Oyj, B Shares	16,074,215

Materials (2.3%):
235,934	Scotts Miracle-Gro Co., Class A	10,086,179

Total Common Stocks (Cost $340,016,558)		424,581,302

Collateral for Securities on Loan (4.5%):
19,387,337	Allianz Dresdner Daily Asset Fund#	19,387,337

Total Collateral for Securities on Loan (Cost $19,387,337)		19,387,337

Deposit Account (1.4%):
5,951,097	NTRS London Deposit Account	5,951,097

Total Deposit Account (Cost $5,951,097)		5,951,097

	Security	Fair
Shares	Description	Value
Total Investment Securities (Cost $365,354,992) (a) — 104.2%		449,919,736
Net Other Assets (Liabilities) — (4.2)%		(18,094,788)

NET ASSETS — 100.0%		$431,824,948

Percentages indicated are based on net assets as of September 30, 2007.

^	All or a portion of security is loaned as of September 30, 2007.

*	Non-income producing securities

#	Investment in affiliate.

(a)	Cost for federal income tax purposes is $366,025,369. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$99,718,593
Unrealized depreciation	(15,824,226)

Net unrealized appreciation	$83,894,367

As of September 30, 2007, the Fund’s open foreign currency contract exchange contracts were as follows:

				Unrealized
	Delivery			Appreciation/
	Date	Contract Amount	Fair Value	(Depreciation)
Short
Receive US Dollars in exchange for 32,180,000 British Pounds	10/24/07	$65,968,035	$65,798,895	$169,140
Long
Deliver US Dollars in exchange for 190,926 British Pounds	10/01/07	386,340	390,594	4,255
Deliver US Dollars in exchange for 71,553 British Pounds	10/02/07	145,263	146,320	1,057
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United Kingdom	35.3%
United States	30.2%
Netherlands	7.9%
France	5.5%
Switzerland	5.1%
Sweden	3.9%
Finland	3.7%
Ireland	2.6%
Japan	2.6%
Spain	2.4%
Jersey	0.8%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Common Stocks (96.5%):
Consumer Discretionary (3.1%):
25,855	Forest City Enterprises, Inc. ^	$1,426,162
140,000	Mandarin Oriental International, Ltd.	322,000
30,453	Morgans Hotel Group * ^	662,353
42,985	Starwood Hotels & Resorts Worldwide, Inc.	2,611,339
136,000	The Hongkong and Shanghai Hotels, Ltd.	241,160

		5,263,014

Diversified REIT’s (11.3%):
18	BLife Investment Corp.	77,919
135,366	British Land Co. plc	3,242,402
572,759	DB RREEF Trust	1,019,248
1,461	Fonciere des Regions	213,910
2,887	Gecina SA	489,463
360,271	GPT Group	1,636,085
24,025	Liberty Property Trust	966,045
132,869	Mirvac Group	645,295
5	MORI TRUST Sogo Reit, Inc.	59,567
1,670	PS Business Parks, Inc. ^	94,940
129,186	Segro plc	1,318,985
63,804	Shaftesbury plc	646,051
288,997	Stockland Trust Group ^	2,301,870
15,138	Unibail	3,891,530
23,950	Vornado Realty Trust	2,618,933
600	Wereldhave NV	72,199

		19,294,442

Health Care (0.2%):
44,720	Assisted Living Concepts, Inc. * ^	408,741

Homebuilding (0.3%):
1,388	Brookfield Homes Corp. ^	25,747
8,570	Goldcrest Co., Ltd. ^	392,454

		418,201

Industrial REIT’s (3.1%):
22,485	AMB Property Corp. ^	1,344,828
122,618	Brixton plc	907,752
6,880	DCT Industrial Trust, Inc. ^	72,034
4,785	EastGroup Properties, Inc. ^	216,569
266,109	Macquarie Goodman Group ^	1,625,870
15,900	ProLogis	1,054,965

		5,222,018

Office REIT’s (8.7%):
34,664	Boston Properties, Inc. ^	3,601,589
51,167	Brandywine Realty Trust ^	1,295,037
210,100	Capitacommerical Trust	400,379
33,194	Derwent Valley Holdings plc	1,136,783
10,100	Douglas Emmett, Inc. ^	249,773
3,890	Duke Realty, Corp.	131,521
56,868	Great Portland Estates plc	694,576
55	Japan Real Estate Investment Corp.	660,144
10,855	Kilroy Realty Corp. ^	658,139
50,130	Mack-Cali Realty Corp. ^	2,060,343
10,890	Maguire Properties, Inc. ^	281,289
98	Nippon Building Fund, Inc.	1,423,861

	Security	Fair
Shares	Description	Value
37	Nomura Real Estate Office Fund, Inc. ^	384,787
11,604	SL Green Realty Corp. ^	1,354,999
2,943	Societe Immobiliere de Locationpour l’Industrie et le Commerce ^	494,270

		14,827,490

Other (0.1%):
1,177	Vastned Retail NV	94,733

Real Estate Investment Trusts (0.6%):
40,030	Healthcare Realty Trust, Inc. ^	1,067,200

Real Estate Management & Development (36.1%):
14,402	Aedes SPA	96,867
2,500	Aeon Mall Co., Ltd.	76,325
34,000	Agile Property Holdings, Ltd.	71,183
25,930	Alstria Office AG *	481,320
483,755	Beni Stabili SPA	606,836
13,785	Big Yellow Group, plc	140,783
158,807	Brookfield Properties Corp. ^	3,954,294
43,113	Capital & Regional plc	649,271
280,000	Capitaland, Ltd.	1,532,129
27,672	Castellum AB	344,416
709,000	China Overseas Land & Investment, Ltd.	1,613,823
306,000	China Resources Land, Ltd.	633,498
20,326	Conwert Immobilien Invest AG *	376,061
12,100	Daibiru Corp. ^	151,669
33,616	Grainger Trust plc ^	307,449
254,000	Guangzhou R&F Properties Co., Ltd. ^	1,188,521
116,000	Hang Lung Properties, Ltd.	514,109
253,000	Henderson Land Development Co., Ltd.	1,996,681
709,000	Hongkong Land Holdings, Ltd. ^	2,977,800
77,000	Hopson Development Holdings, Ltd. ^	255,398
84,670	Hufvudstaden AB	913,297
399,801	Hysan Development Co., Ltd. ^	1,104,846
44,259	Immofinanz Immobilien Anlagen AG *	553,414
8,233	IVG Immobilien AG ^	307,943
548	K.K. DaVinci Advisors * ^	410,224
274,000	Kerry Properties, Ltd. ^	2,078,239
193,000	KWG Property Holding, Ltd. *	353,152
2,190	Mapeley, Ltd.	94,285
108,322	Minerva plc *	500,793
247,000	Mitsubishi Estate Co., Ltd.	7,035,295
213,000	Mitsui Fudosan Co., Ltd.	5,880,927
636,000	New World China Land, Ltd. ^	606,099
515,874	New World Development Co., Ltd. ^	1,424,924
570	NTT Urban Development Corp. ^	1,174,492
5,978	PSP Swiss Property AG *	317,973
38,352	Quintain Estates & Development plc	580,032
68,379	Risanamento SPA * ^	516,998
345,000	Shimao Property Holdings, Ltd. ^	1,050,001
238,000	Sino Land Co., Ltd.	590,712
75,000	Sino-Ocean Land Holdings, Ltd. *	106,135
43,661	Sponda Oyj	606,418
141,000	Sumitomo Realty & Development Co.	4,933,980
419,000	Sun Hung Kai Properties, Ltd.	7,001,819
65,000	Swire Pacific, Ltd.	787,500
8,500	TOC Co., Ltd. ^	78,118
46,000	Tokyo Tatemono Co., Ltd.	583,761
73,000	Tokyu Land Corp.	728,780
72,557	Unite Group plc	535,762

	Security	Fair
Shares	Description	Value
1,027,000	United Industrial Corp., Ltd.	2,111,942
258,000	Wheelock Properties, Ltd.	472,974

		61,409,268

Residential REIT’s (7.5%):
12,240	Archstone-Smith Trust	736,114
19,475	AvalonBay Communities, Inc. ^	2,299,218
19,104	BRE Properties, Inc. ^	1,068,487
10,240	Camden Property Trust ^	657,920
9,675	Equity Lifestyle Properties, Inc. ^	501,165
114,166	Equity Residential	4,836,071
10,433	Essex Property Trust, Inc. ^	1,226,608
11,610	GMH Communities Trust ^	89,978
4,005	Mid-America Apartment Communities, Inc. ^	199,649
25,301	Post Properties, Inc. ^	979,149
3,670	UDR, Inc. ^	89,254

		12,683,613

Retail REIT’s (19.8%):
14,550	Acadia Realty Trust ^	394,742
110,000	CapitaMall Trust	287,894
133,100	CapitaRetail China Trust	250,605
9,920	Cedarshopping Centers, Inc. ^	135,110
107,459	Centro Properties Group ^	700,430
364,244	CFS Retail Property Trust ^	770,735
42,000	China Aoyuan Propery Group, Ltd. *	28,097
5,950	Corio NV	507,728
3,851	Equity One, Inc. ^	104,747
12,474	Eurocommercial Properties NV	693,632
18,170	Federal Realty Investment Trust	1,609,862
23,926	General Growth Properties, Inc. ^	1,282,912
71,346	Hammerson plc	1,709,102
495	Kimco Realty Corp. ^	22,379
13,319	Klepierre ^	763,303
96,148	Land Securities Group plc	3,305,514
51,038	Liberty International plc	1,190,526
203,500	Macquarie CountryWide Trust ^	358,448
1,084,000	Macquarie MEAG Prime	889,221
7,240	Ramco-Gershenson Properties Trust ^	226,178
26,176	Regency Centers Corp. ^	2,009,008
2,100	RioCan	52,479
60,345	Simon Property Group, Inc.	6,034,501
274,500	Suntec Real Estate Investment Trust	359,286
5,575	Taubman Centers, Inc. ^	305,231
24,516	The Macerich Co. ^	2,147,111
392,556	Westfield Group ^	7,538,843

		33,677,624

Speciality Financial (0.4%):
38,473	Prologis European Properties	649,580

Specialized REIT’s (5.5%):
390	Cogdell Spencer, Inc. ^	7,215
24,060	DiamondRock Hospitality, Co. ^	418,885
16,448	Hersha Hospitality Trust ^	162,835
185,120	Host Hotels & Resorts, Inc.	4,154,092
39	Japan Hotel and Resort, Inc.	171,534
3,170	LaSalle Hotel Properties	133,394
27,173	Public Storage, Inc. ^	2,137,156
19,245	Senior Housing Properties Trust ^	424,545
10,607	Sovran Self Storage, Inc. ^	486,225
58,142	Strategic Hotels & Resorts, Inc. ^	1,197,144

		9,293,025

Total Common Stocks (Cost $154,369,690)		164,308,949

Collateral for Securities on Loan (22.2%):

	Security	Fair
Shares	Description	Value
37,863,429	Northern Trust Liquid Institutional Asset Portfolio	37,863,429

Total Collateral for Securities on Loan (Cost $37,863,429)		37,863,429

Deposit Account (3.6%):
6,190,611	NTRS London Deposit Account	6,190,611

Total Deposit Account (Cost $6,190,611)		6,190,611

Total Investment Securities (Cost $198,423,730) — 122.4%		208,362,989
Net Other Assets (Liabilities) — (22.4)%		(38,148,354)

NET ASSETS — 100.0%		$170,214,635

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

REIT – Real Estate Investment Trust.

(a)	Cost for federal income tax purposes is $199,770,153. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,791,036
Unrealized depreciation	(10,198,200)

Net unrealized appreciation	$8,592,836

As of September 30, 2007, the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
				Appreciation/
Short	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Deliver 23,749 Euro Dollars in exchange for US Dollars	10/1/07	$(33,644)	$(33,861)	$(216)
Deliver 18,011 Euro Dollars in exchange for US Dollars	10/1/07	(25,598)	(25,680)	(82)
Deliver 51,076 Singapore Dollars in exchange for US Dollars	10/1/07	(34,192)	(34,395)	(203)
Deliver 126,942 Singapore Dollars in exchange for US Dollars	10/2/07	(85,253)	(85,483)	(230)
Deliver 1,995,064 Japanese Yen in exchange for US Dollars	10/1/07	(17,371)	(17,371)	0

				Unrealized
				Appreciation/
Long	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Receive 393,850 Japanese Yen in exchange for US Dollars	10/1/07	$3,413	$3,429	$16
Receive 232,660 Japanese Yen in exchange for US Dollars	10/2/07	2,021	2,026	5
Receive 16,612 British Sterling Pound in exchange for US Dollars	10/1/07	33,644	33,985	341
Receive 2,715,852 Hong Kong Dollars in exchange for US Dollars	10/2/07	350,035	349,391	(644)
Receive 275,320 Australia Dollar in exchange for US Dollars	10/2/07	241,263	244,236	2,973
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	37.7%
Japan	14.2%
Hong Kong	12.1%
United Kingdom	10.0%
Australia	9.7%
Singapore	3.7%
France	3.4%
Canada	2.4%
Bermuda	1.9%
Netherlands	0.8%
Sweden	0.7%
Italy	0.7%
China	0.6%
Austria	0.6%
Germany	0.5%

Country	Percentage
Luxembourg	0.4%
Finland	0.4%
Switzerland	0.2%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (95.6%):
Auto & Transportation (0.7%):
74,070	Honda Motor Co., Ltd., ADR ^	$2,470,975

Consumer Discretionary (8.8%):
203,580	Comcast Corp., Class A *	4,922,564
43,740	Estee Lauder Co., Inc., Class A ^	1,857,200
101,640	Home Depot, Inc.	3,297,202
32,120	McDonald’s Corp.	1,749,576
34,700	Newell Rubbermaid, Inc.	1,000,054
94,702	Office Depot, Inc. *	1,952,755
195,400	Rite Aid Corp. * ^	902,748
486,360	Time Warner, Inc.	8,929,570
179,850	Viacom Inc., Class B *	7,008,755

		31,620,424

Consumer Staples (12.8%):
66,450	Altria Group, Inc.	4,620,269
100,830	Cadbury Schweppes plc, ADR ^	4,690,612
128,430	Coca-Cola Co.	7,380,871
73,780	ConAgra Foods, Inc.	1,927,871
10,747	Fortune Brands, Inc. ^	875,773
26,310	Kimberly-Clark Corp.	1,848,541
127,974	Kraft Foods, Inc., Class A	4,416,383
61,440	Procter & Gamble Co.	4,321,690
202,530	Unilever NV, New York Shares ^	6,248,051
219,790	Wal-Mart Stores, Inc.	9,593,833

		45,923,894

Energy (5.1%):
16,660	Devon Energy Corp.	1,386,112
47,332	Exxon Mobil Corp.	4,381,050
74,270	Occidental Petroleum Corp.	4,759,222
54,240	Schlumberger, Ltd.	5,695,200
64,370	Williams Cos., Inc. (The)	2,192,442

		18,414,026

Financials (19.4%):
88,650	Aegon NV ^	1,687,010
67,392	Bank of America Corp.	3,387,796
145,600	Charles Schwab Corp.	3,144,960
101,180	Chubb Corp.	5,427,295
56,410	CIGNA Corp.	3,006,089
184,300	Citigroup, Inc.	8,601,281
68,530	Fifth Third Bancorp	2,321,796
131,210	Freddie Mac	7,742,702
39,770	Hartford Financial Services Group, Inc.	3,680,714
226,526	J.P. Morgan Chase & Co.	10,379,420
289,640	Marsh & McLennan Cos., Inc.	7,385,820
47,440	PNC Financial Services Group ^	3,230,664
124,198	Travelers Cos., Inc.	6,252,127
45,160	XL Capital, Ltd., Class A	3,576,672

		69,824,346

Health Care (15.2%):
162,090	Abbott Laboratories	8,691,265
165,750	Boston Scientific Corp. *	2,312,213
255,890	Bristol-Myers Squibb Co.	7,374,750
54,755	Covidien, Ltd. *	2,272,333

Shares
or
Principal	Security	Fair
Amount	Description	Value
128,810	Eli Lilly & Co.	7,333,153
21,550	Novartis AG, ADR ^	1,184,388
111,550	Pfizer, Inc.	2,725,167
48,450	Roche Holding AG, ADR	4,377,588
31,810	Sanofi-Aventis, ADR ^	1,349,380
364,510	Schering-Plough Corp.	11,529,450
128,430	Wyeth	5,721,557

		54,871,244

Industrials (2.9%):
249,030	General Electric Co.	10,309,842

Information Technology (7.0%):
71,950	Cisco Systems, Inc. *	2,382,265

493,180	Alcatel-Lucent, ADR ^	5,020,572
35,734	Embarq Corp. ^	1,986,810
32,320	Hewlett-Packard Co.	1,609,213
119,440	Intel Corp.	3,088,718
187,560	Micron Technology, Inc. *	2,081,916
213,170	Symantec Corp. * ^	4,131,235
173,340	Yahoo!, Inc. *	4,652,446

		22,570,910

		24,953,175

Integrated Oils (3.5%):
65,138	ConocoPhillips	5,717,162
84,230	Royal Dutch Shell plc, ADR ^	6,922,022

		12,639,184

Materials (0.6%):
40,020	E.I. Du Pont de Nemours & Co.	1,983,391

Materials & Processing (4.5%):
149,890	Bayer AG, ADR ^	11,893,772
95,400	Newmont Mining Corp. ^	4,267,242

		16,161,014

Producer Durables (4.9%):
48,450	Applera Corp.	1,678,308
83,540	Raytheon Co. ^	5,331,523
55,110	Siemens AG, ADR ^	7,563,848
67,745	Tyco International, Ltd.	3,003,813

		17,577,492

Utilities (10.2%):
149,310	American Electric Power Co., Inc.	6,880,205
68,340	Entergy Corp.	7,400,539
61,140	FirstEnergy Corp.	3,872,608
103,410	France Telecom SA, ADR ^	3,458,030
265,026	Sprint Nextel Corp.	5,035,494
222,500	Verizon Communications, Inc.	9,852,299

		36,499,175

Total Common Stocks (Cost $275,601,502)		343,248,182

Collateral for Securities on Loan (6.8%):
24,224,199	Northern Trust Liquid Institutional Asset Portfolio	24,224,199

Total Collateral for Securities on Loan (Cost $24,224,199)		24,224,199

U.S. Government Agencies (3.4%):
12,200,000	Federal Home Loan Bank, 4.06%, 10/1/07 (a)	12,200,000

Total U.S. Government Agencies (Cost $12,200,000)		12,200,000

Investment Company (0.8%):
193,250	iShares MSCI Japan Index Fund ^	2,773,138

Shares
or
Principal	Security	Fair
Amount	Description	Value
Total Investment Company (Cost $2,821,300)		2,773,138

Deposit Account (0.0%):
68,537	NTRS London Deposit Account	68,537

Total Deposit Account (Cost $68,537)		68,537

Total Investment Securities (Cost $314,915,538) (b) — 106.6%		382,514,056

Net Other Assets (Liabilities) — (6.6)%		(23,806,564)

NET ASSETS — 100.0%		$358,707,492

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

ADR — American Depositary Receipt.

(a)	The rate presented represents the effective yield at September 30, 2007.

(b)	Cost for federal income tax purposes is $316,351,638. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$76,780,140
Unrealized depreciation	(10,617,722)

Net unrealized appreciation	$66,162,418

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	80.1%
Germany	5.4%
Netherlands	3.8%
United Kingdom	3.2%
France	2.7%
Switzerland	1.6%
Bermuda	1.5%
Cayman Islands	1.0%
Japan	0.7%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

Shares
or
Principal	Security	Fair
Amount	Description	Value
Common Stocks (94.6%):
Consumer Discretionary (30.0%):
180,757	Abercrombie & Fitch Co. ^	$14,587,090
536,587	Aeroplan Income Fund	12,006,296
177,742	Apollo Group, Inc., Class A * ^	10,691,181
41,937	AutoZone, Inc. * ^	4,870,563
59,619	Chipotle Mexican Grill, Inc., Class B * ^	6,379,233
112,881	Choice Hotels International, Inc.	4,252,227
24,530	Coach, Inc. *	1,159,533
19,520	Crocs, Inc. * ^	1,312,720
108,802	Ctrip.com International, Ltd., ADR ^	5,635,944
21,950	CVS Caremark Corp.	869,879
11,000	Deckers Outdoor Corp. * ^	1,207,800
79,272	Desarrolladora Homex S.A. de C.V., ADR * ^	4,399,596
8,580	Dick’s Sporting Goods, Inc. * ^	576,147
284,229	Discovery Holding Co., Class A *	8,200,007
17,000	Dreamworks Animation SKG, Inc., Class A * ^	568,140
117,254	Focus Media Holding, Ltd. * ^	6,803,077
140,141	Forest City Enterprises, Inc. ^	7,730,178
444,643	Grupo Televisa SA, GDR ^	10,747,021
4,820	ITT Educational Services, Inc. * ^	586,546
2,646,000	Li & Fung, Ltd.	11,167,899
14,060	Loews Corp. — Carolina Group	1,156,154
8,177	NVR, Inc. * ^	3,845,234
7,290	Priceline.com, Inc. * ^	646,988
87,298	Under Armour, Inc. * ^	5,222,166
82,929	Weight Watchers International, Inc. ^	4,773,393
177,247	Wendy’s International, Inc.	6,187,693
153,322	Wynn Resorts, Ltd. ^	24,157,413
11,430	Zumiez, Inc. * ^	507,149

		160,247,267

Energy (6.6%):
28,110	Smith International, Inc. ^	2,007,054
260,680	Southwestern Energy Co. *	10,909,458
339,378	Ultra Petroleum Corp. * ^	21,055,011
18,740	XTO Energy, Inc. ^	1,158,882

		35,130,405

Financials (13.3%):
16,304	Allegheny Corp. * ^	6,619,424
148,084	Brookfield Asset Management, Inc., Class A ^	5,701,234
50,444	Brown & Brown, Inc. ^	1,326,677
264,216	Calamos Asset Management, Inc., Class A ^	7,458,818
70,280	Charles Schwab Corp.	1,518,048
67,860	Fortress Investment Group LLC, Class A	1,446,775
220,185	Freedom Acquisition Holdings, Inc. *	2,477,081
53,578	Intercontinental Exchange, Inc. *	8,138,498
37,480	Investment Technology Group, Inc. * ^	1,610,890

Shares
or
Principal	Security	Fair
Amount	Description	Value
377,209	Janus Capital Group, Inc. ^	10,667,472
205,173	Leucadia National Corp. ^	9,893,442
41,894	Mastercard, Inc. — Class A ^	6,199,055
150,220	Moody’s Corp. ^	7,571,088

		70,628,502

Health Care (5.2%):
147,998	Gen-Probe, Inc. * ^	9,853,707
38,330	Hologic, Inc. * ^	2,338,130
99,510	Illumina, Inc. * ^	5,162,579
162,712	Techne Corp. *	10,263,873

		27,618,289

Industrials (15.2%):
109,628	Aecom Technology Corp. *	3,829,306
251,681	C.H. Robinson Worldwide, Inc. ^	13,663,760
190,148	ChoicePoint, Inc. * ^	7,210,412
146,309	Corporate Executive Board Co. ^	10,861,980
232,669	Expeditors International of Washington, Inc. ^	11,005,244
135,206	Grupo Aeroportuario del Pacifico SA de C.V., ADR ^	7,382,248
244,478	Monster Worldwide, Inc. * ^	8,326,921
205,969	Stericycle, Inc. * ^	11,773,188
156,907	UAL Corp. * ^	7,300,883

		81,353,942

Information Technology (15.1%):
52,630	Altera Corp.	1,267,330
81,202	Autodesk, Inc. *	4,057,664
45,439	Baidu.com, Inc. * ^	13,161,405
103,633	Equinix, Inc. * ^	9,191,211
20,110	Flir Systems, Inc. * ^	1,113,893
130,037	Global Payments, Inc. ^	5,750,236
237,379	Iron Mountain, Inc. * ^	7,235,312
56,075	Itron, Inc. * ^	5,218,900
19,570	KLA-Tencor Corp. ^	1,091,615
21,100	Linear Technology Corp. ^	738,289
18,660	MEMC Electronic Materials, Inc. * ^	1,098,328
20,400	Navteq Corp. *	1,590,588
28,406	NHN Corp. *	6,537,855
31,320	NVIDIA Corp. *	1,135,037
112,378	Salesforce.com, Inc. * ^	5,767,239
20,420	SanDisk Corp. * ^	1,125,142
114,093	SAVVIS, Inc. * ^	4,424,527
1,313,000	Tencent Holdings, Ltd. ^	8,492,932
46,850	Vimpel-Communications, ADR ^	1,266,824

		80,264,327

Materials (4.0%):
466,837	Nalco Holding Co. ^	13,841,717
10,200	Southern Copper Corp ^	1,263,066
76,545	Texas Industries, Inc. ^	6,008,783

		21,113,566

Telecommunication Services (3.9%):
141,386	Crown Castle International Corp. * ^	5,744,513
179,969	NII Holdings, Inc. *	14,784,454

		20,528,967

Utilities (1.3%):
129,309	Questar Corp. ^	6,792,602

Total Common Stocks (Cost $411,511,437)		503,677,867

Collateral for Securities on Loan (31.4%):
167,078,060	Northern Trust Liquid Institutional Asset Portfolio	167,078,060

Total Collateral for Securities on Loan (Cost $167,078,060)		167,078,060

Shares
or
Principal	Security	Fair
Amount	Description	Value
U.S. Government Agencies (6.0%):
$32,000,000	Federal Home Loan Bank, 4.00%, 10/1/07 (a)	32,000,000

Total U.S. Government Agencies (Cost $32,000,000)		32,000,000

Deposit Account (0.6%):
3,263,774	NTRS London Deposit Account	3,263,774

Total Deposit Account (Cost $3,263,774)		3,263,774

Total Investment Securities (Cost $613,853,271) (b) — 132.6%		706,019,701
Net Other Assets (Liabilities) — (32.6)%		(173,738,798)

NET ASSETS — 100.0%		$532,280,903

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing security.

^	All or a portion of security is loaned as of September 30, 2007.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt

(a)	The rate presented represents the effective yield at September 30, 2007.

(b)	Cost for federal income tax purposes is $616,290,099. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Unrealized appreciation	$101,080,372
Unrealized depreciation	(11,350,770)

Net unrealized appreciation	$89,729,602

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2007:

Country	Percentage
United States	78.7%
Canada	7.2%
Cayman Islands	4.8%
Mexico	4.2%
Hong Kong	3.7%
Korea	1.2%
Russia	0.2%

100.0%

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 36 separate investment portfolios (individually a “Fund” and collectively, the “Funds”), each of which is a series of the Trust, as follows:
•	AZL AIM International Equity Fund

•	AZL Columbia Technology Fund

•	AZL Davis NY Venture Fund

•	AZL Dreyfus Founders Equity Growth Fund

•	AZL Dreyfus Premier Small Cap Value Fund

•	AZL First Trust Target Double Play Fund

•	AZL Franklin Small Cap Value Fund

•	AZL Jennison 20/20 Focus Fund

•	AZL Jennison Growth Fund

•	AZL Legg Mason Growth Fund

•	AZL Legg Mason Value Fund

•	AZL LMP Large Cap Growth Fund

•	AZL Money Market Fund

•	AZL NACM International Fund

•	AZL Neuberger Berman Regency Fund

•	AZL OCC Opportunity Fund

•	AZL OCC Value Fund

•	AZL Oppenheimer Developing Markets Fund

•	AZL Oppenheimer Global Fund

•	AZL Oppenheimer International Growth Fund

•	AZL Oppenheimer Main Street Fund

•	AZL PIMCO Fundamental IndexPLUS Total Return Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder International Small Cap Fund

•	AZL Small Cap Stock Index Fund

•	AZL TargetPLUS Balanced Fund

•	AZL TargetPLUS Equity Fund

•	AZL TargetPLUS Growth Fund

•	AZL TargetPLUS Moderate Fund

•	AZL Van Kampen Comstock Fund

•	AZL Turner Quantitative Small Cap Growth Fund

•	AZL Van Kampen Equity and Income Fund

•	AZL Van Kampen Global Franchise Fund

•	AZL Van Kampen Global Real Estate Fund

•	AZL Van Kampen Growth and Income Fund

•	AZL Van Kampen Mid Cap Growth Fund
All the Funds in the Trust except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.
Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with the procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.
Forward Foreign Currency Exchange Contracts
Each Fund (except for the AZL Dreyfus Premier Small Cap Value Fund, AZL Franklin Small Cap Value Fund, AZL First Trust Target Double Play Fund, AZL Money Market Fund, AZL Neuberger Berman Regency Fund, AZL Oppenheimer Developing Markets Fund, and AZL TargetPLUS Equity Fund) may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Mortgage Dollar Roll Transactions:
The AZL PIMCO Fundamental IndexPlus Total Return Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.
Futures Contracts
Each Fund (except for the AZL First Trust Target Double Play Fund, AZL Money Market Fund, and AZL TargetPLUS Equity Fund) may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.
Loan Participations and Assignments
The AZL OCC Renaissance Fund, the AZL OCC Value Fund, and the PIMCO Fundamental IndexPLUS Total Return Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
Options Contracts
Each Fund (except for the AZL First Trust Target Double Play Fund, the AZL Money Market Fund, and the AZL TargetPLUS Equity Fund) may write call and put options on instruments in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
The following Funds may also purchase put and call options: the AZL Columbia Technology Fund, the AZL Dreyfus Premier Small Cap Value Fund, the AZL Jennison 20/20 Focus Fund, the AZL Jennison Growth Fund, the AZL Legg Mason Value Fund, the AZL Turner Quantitative Small Cap Growth Fund, the OCC Renaissance Fund, the AZL OCC Value Fund, the AZL Oppenheimer Global Fund, the AZL Oppenheimer International Growth Fund, the AZL Oppenheimer Main Street Fund, the AZL PIMCO Fundamental IndexPLUS Total Return Fund, the AZL TargetPLUS Balanced Fund, the AZL TargetPLUS Growth Fund, the AZL TargetPLUS Moderate Fund, the AZL Van Kampen Comstock Fund, the AZL Van Kampen Equity and Income Fund, the AZL Global Franchise Fund, the AZL Van Kampen Growth and Income Fund, and the AZL Mid Cap Growth Fund. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. A Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Transactions in options written for the AZL PIMCO Fundamental IndexPLUS Total Return Fund during the period ended September 30, 2007 were as follows:

	Number of
Written Option Transactions	Contracts	Premiums
Options outstanding at June 30, 2007	(1,726)	$(193,850)
Options written	(178)	(50,192)
Options exercised	0	0
Options bought back	132	23,374
Options expired	244	31,152

Options outstanding at September 30, 2007	(1,528)	$(189,516)

Transactions in options written for the AZL TargetPLUS Balanced Fund during the period ended September 30, 2007 were as follows:

	Number of
Written Option Transactions	Contracts	Premiums
Options outstanding at June 30, 2007	(2)	$(525)
Options written	(3)	(912)
Options exercised	0	0
Options bought back	(1)	222
Options expired	(1)	303

Options outstanding at September 30, 2007	(3)	$(912)

Transactions in options written for the AZL TargetPLUS Growth Fund during the period ended September 30, 2007 were as follows:

	Number of
Written Option Transactions	Contracts	Premiums
Options outstanding at June 30, 2007	(2)	$(525)
Options written	(5)	(1,562)
Options exercised	0	0
Options bought back	1	222
Options expired	1	303

Options outstanding at September 30, 2007	(5)	$(1,562)

Transactions in options written for the AZL TargetPLUS Moderate Fund during the period ended September 30, 2007 were as follows:

	Number of
Written Option Transactions	Contracts	Premiums
Options outstanding at June 30, 2007	(2)	$(525)
Options written	(1)	(372)
Options exercised	0	0
Options bought back	1	222
Options expired	1	303

Options outstanding at September 30, 2007	(1)	$(372)

Swap Agreements
The AZL PIMCO Fundamental IndexPLUS Total Return Fund, the AZL TargetPLUS Balanced Fund, the AZL TargetPLUS Growth Fund and the AZL TargetPLUS Moderate Fund invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return, credit default and interest rate swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.
Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.
Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.
Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses.
Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Securities Lending
To generate additional income, each Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Life Advisers, LLC, the investment manager of the Funds to be of good standing and credit-worthy and when, in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At September 30, 2007, the Funds had the following amounts outstanding related to securities lending:

	Value of	Value of Loaned
	Collateral	Securities
AZL AIM International Equity Fund	$41,176,876	$39,598,195
AZL Columbia Technology Fund	24,095,912	23,333,913
AZL Davis NY Venture Fund	75,537,497	73,693,715
AZL Dreyfus Founders Equity Growth Fund	43,761,003	42,871,748
AZL Dreyfus Premier Small Cap Value Fund	14,003,004	13,515,908
AZL First Trust Target Double Play Fund	12,853,355	12,435,510
AZL Franklin Small Cap Value Fund	174,799,120	168,967,479
AZL Jennison 20/20 Focus Fund	39,493,356	38,528,496
AZL Jennison Growth Fund	3,545,639	3,509,390
AZL Legg Mason Growth Fund	20,616,835	20,180,425
AZL Legg Mason Value Fund	20,834,609	20,306,763
AZL LMP Large Cap Growth Fund	48,824,935	47,658,902
AZL NACM International Fund	2,528,544	2,404,105
AZL Neuberger Berman Regency Fund	24,914,078	24,265,246
AZL OCC Opportunity Fund	61,660,465	59,510,023
AZL OCC Value Fund	98,712,557	95,567,576
AZL Oppenheimer Developing Markets Fund	34,899,984	33,830,713
AZL Oppenheimer Global Fund	26,403,749	25,631,039
AZL Oppenheimer International Growth Fund	21,440,146	20,422,359
AZL Oppenheimer Main Street Fund	5,844,577	5,673,422
AZL PIMCO Fundamental IndexPLUS Total Return Fund	2,033,488	1,994,773
AZL S&P500 Index Fund	922,425	900,574
AZL Schroder International Small Cap Fund	8,978,449	8,474,517
AZL Small Cap Stock Index Fund	11,702,812	11,296,426
AZL TargetPLUS Balanced Fund	2,266,333	2,212,956
AZL TargetPLUS Equity Fund	19,204,809	18,620,248
AZL TargetPLUS Growth Fund	7,338,578	7,119,453
AZL TargetPLUS Moderate Fund	2,894,488	2,813,003
AZL Turner Quantitative Small Cap Growth Fund	33,678,281	32,600,347
AZL Van Kampen Comstock Fund	77,533,760	74,908,670
AZL Van Kampen Equity and Income Fund	39,901,212	39,049,380
AZL Van Kampen Global Franchise Fund	19,387,337	18,761,206
AZL Van Kampen Global Real Estate Fund	37,863,429	36,843,975
AZL Van Kampen Growth and Income Fund	25,417,382	24,980,143
AZL Van Kampen Mid Cap Growth Fund	167,078,060	162,635,283
Northern Trust Company is the Securities Lending Agent for all of the Funds (except for the AZL Dreyfus Premier Small Cap Value Fund, the AZL LMP Large Cap Growth Fund, the AZL OCC Opportunity Fund, the AZL Oppenheimer International Growth Fund, the AZL Van Kampen Comstock Fund, and the AZL Van Kampen Global Franchise Fund). These Funds received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short-term instruments from Goldman Sachs, as well as U.S. Treasury Bonds and U.S. Treasury Notes at September 30, 2007. Information on the investment of cash collateral is shown in the Schedules.
Dresdner Kleinwort, an affiliate of Allianz, is the Securities Lending Agent for the AZL Dreyfus Premier Small Cap Value Fund, the AZL LMP Large Cap Growth Fund, the AZL OCC Opportunity Fund, the AZL Oppenheimer International Growth Fund, the AZL Van Kampen Comstock Fund, and the AZL Van Kampen Global Franchise Fund. These Funds received cash collateral for securities loaned. The cash was invested in and Allianz Dresdner Daily Asset Fund at September 30, 2007. Information on the investment of cash collateral is shown in the Schedules.
Real Estate Investment Trusts
A Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.
3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.
At September 30, 2007, the AZL Columbia Technology Fund held restricted illiquid securities representing 0.2% of net assets which have been deemed illiquid. The restricted, illiquid securities held as of September 30, 2007 are identified below:

	Acquisition	Acquisition
Security	Date	Cost	Shares	Fair Value
Energy Conversion Devices, Inc.	2/10/2005	$194,428	6,000	$136,320
At September 30, 2007, the AZL PIMCO Fundamental IndexPLUS Total Return Fund held restricted illiquid securities representing 0.9% of net assets all of which have been deemed illiquid. The restricted, illiquid securities held as of September 30, 2007 are identified below:

			Shares or
	Acquisition	Acquisition	Principal
Security	Date	Cost	Amount	Fair Value
Preferred Stock:
DG Funding Trust	10/11/06	$361,688	34	$364,438
Bank Loan Obligations:
Yell Group, plc, 0.00%	1/12/07	36	32	31
Purchased Options:

1-Year Interest Rate Swap (OTC), Receive 3-Month USD- LIBOR Floating Rate Index Strike @ 4.90, Exp. 10/29/07	10/25/06	8,050	200	11,499

1-Year Interest Rate Swap (OTC), Receive 3-Month USD- LIBOR Floating Rate Index Strike @ 4.75, Exp. 12/17/10	5/25/07	10,590	300	26,361

1-Year Interest Rate Swap (OTC), Receive 3-Month USD- LIBOR Floating Rate Index Strike @ 4.75, Exp. 9/30/10	5/14/07	24,000	500	43,601

1-Year Interest Rate Swap (OTC), Receive 3-Month USD- LIBOR Floating Rate Index Strike @ 5.00, Exp. 12/17/10	6/1/07	22,272	630	69,794

1-Year Interest Rate Swap (OTC), Receive 3-Month USD- LIBOR Floating Rate Index Strike @ 4.75, Exp. 9/30/10	5/21/07	27,410	770	67,146

1-Year Interest Rate Swap (OTC), Receive 3-Month USD- LIBOR Floating Rate Index Strike @ 4.75, Exp. 9/30/10	5/23/07	3,575	100	8,720

1-Year Interest Rate Swap (OTC), Receive 3-Month USD- LIBOR Floating Rate Index Strike @ 5.00, Exp. 2/1/08	1/22/07	9,918	200	19,824

1-Year Interest Rate Swap (OTC), Receive 3-Month USD- LIBOR Floating Rate Index Strike @ 4.75, Exp. 3/31/08	3/7/07	26,325	450	34,986

1-Year Interest Rate Swap (OTC), Receive 3-Month USD- LIBOR Floating Rate Index Strike @ 5.20, Exp. 2/2/09	8/8/07	15,000	200	26,011

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets
Treasurer

Date	November 26, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti

Jeffrey Kletti
President

Date	November 26, 2007

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets
Treasurer

Date	November 26, 2007

*	Print the name and title of each signing officer under his or her signature.